UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07076

Wilshire Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

Wilshire Mutual Funds, Inc.

1299 Ocean Avenue, Suite 600

Santa Monica, CA 90401-1085
(Address of principal executive offices) (Zip code)

Jason A. Schwarz

Wilshire Advisors LLC

1299 Ocean Avenue, Suite 600

Santa Monica, CA 90401-1085
(Name and address of agent for service)

(310) 451-3051

Registrant’s telephone number, including area code

Date of fiscal year end: December 31,2024

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)

Large Company Growth Portfolio
Investment Class | DTLGX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Large Company Growth Portfolio (the “Fund”) for the period of  January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$153[1]	1.30%
1	Amount shown reflects the expense of the Fund from January 1, 2024 through December 31, 2024. Expenses would have been higher if for a full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The U.S. stock market, represented by the FT Wilshire 5000 IndexSM, was up 23.76% for the 2024 year. Sector performance was positive for the year. The three largest sectors by market capitalization were all up – information technology (+35.50%), financials (+30.58) and consumer discretionary (+27.91%). From a size perspective, small-cap underperformed large-cap by 1112 basis points for the 1-year period. Large-cap growth stocks have held an advantage over large-cap value stocks for the past 12 months. Active management continue to face headwind as the mega capitalization stocks continue to perform well relative to the rest of the equities market. Investment to higher quality or government relatived fixed income securities also lagged the credit sector such as high yield or securitized fixed income securities for the year.

Top Contributors
↑	Stock selection within Information Technology was by far the top contributor of relative return

Top Detractors
↓	Stock selection within Consumer Discretionary and Healthcare was the primary detractors
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Large Company Growth Portfolio	PAGE 1	TSR-AR-971897103

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investment Class (without sales charge)	36.02	17.26	14.57
FT Wilshire 5000 Index Total Return	23.76	14.10	12.73
Russell 1000 Growth Total Return	33.36	18.96	16.78
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$251,456,940
Number of Holdings	353
Net Advisory Fee	$1,843,429
Portfolio Turnover	66%
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)*

Top Sectors	(% of Net Assets)
Information Technology	34.3%
Consumer Discretionary	13.2%
Communication Services	12.4%
Financials	6.3%
Industrials	5.9%
Health Care	5.8%
Mortgage Securities	3.4%
Asset Backed Securities	2.3%
Consumer Staples	1.8%
Cash & Other	14.6%

Top 10 Issuers	(% of Net Assets)
NVIDIA Corp.	8.7%
Microsoft Corp.	7.9%
Amazon.com, Inc.	7.1%
Apple, Inc.	5.0%
Meta Platforms, Inc.	4.9%
Russell 1000 Growth Total Return Index	4.9%
Alphabet, Inc.	3.4%
Netflix, Inc.	2.8%
Broadcom, Inc.	2.8%
Voya VACS Series SC Fund	2.4%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Large Company Growth Portfolio	PAGE 2	TSR-AR-971897103

Large Company Growth Portfolio
Institutional Class | WLCGX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Large Company Growth Portfolio (the “Fund”) for the period of  January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$118[1]	1.00%
1	Amount shown reflects the expense of the Fund from January 1, 2024 through December 31, 2024. Expenses would have been higher if for a full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The U.S. stock market, represented by the FT Wilshire 5000 IndexSM, was up 23.76% for the 2024 year. Sector performance was positive for the year. The three largest sectors by market capitalization were all up – information technology (+35.50%), financials (+30.58) and consumer discretionary (+27.91%). From a size perspective, small-cap underperformed large-cap by 1112 basis points for the 1-year period. Large-cap growth stocks have held an advantage over large-cap value stocks for the past 12 months. Active management continue to face headwind as the mega capitalization stocks continue to perform well relative to the rest of the equities market. Investment to higher quality or government relatived fixed income securities also lagged the credit sector such as high yield or securitized fixed income securities for the year.

Top Contributors
↑	Stock selection within Information Technology was by far the top contributor of relative return

Top Detractors
↓	Stock selection within Consumer Discretionary and Healthcare was the primary detractors
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
Large Company Growth Portfolio	PAGE 1	TSR-AR-971897509

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	36.43	17.63	14.92
FT Wilshire 5000 Index Total Return	23.76	14.10	12.73
Russell 1000 Growth Total Return	33.36	18.96	16.78
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$251,456,940
Number of Holdings	353
Net Advisory Fee	$1,843,429
Portfolio Turnover	66%
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)*

Top Sectors	(% of Net Assets)
Information Technology	34.3%
Consumer Discretionary	13.2%
Communication Services	12.4%
Financials	6.3%
Industrials	5.9%
Health Care	5.8%
Mortgage Securities	3.4%
Asset Backed Securities	2.3%
Consumer Staples	1.8%
Cash & Other	14.6%

Top 10 Issuers	(% of Net Assets)
NVIDIA Corp.	8.7%
Microsoft Corp.	7.9%
Amazon.com, Inc.	7.1%
Apple, Inc.	5.0%
Meta Platforms, Inc.	4.9%
Russell 1000 Growth Total Return Index	4.9%
Alphabet, Inc.	3.4%
Netflix, Inc.	2.8%
Broadcom, Inc.	2.8%
Voya VACS Series SC Fund	2.4%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Large Company Growth Portfolio	PAGE 2	TSR-AR-971897509

Large Company Value Portfolio
Investment Class | DTLVX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Large Company Value Portfolio (the “Fund”) for the period of  January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$139[1]	1.30%
1	Amount shown reflects the expense of the Fund from January 1, 2024 through December 31, 2024. Expenses would have been higher if for a full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The U.S. stock market, represented by the FT Wilshire 5000 IndexSM, was up 23.76% for the 2024 year. Sector performance was positive for the year. The three largest sectors by market capitalization were all up – information technology (+35.50%), financials (+30.58) and consumer discretionary (+27.91%). From a size perspective, small-cap underperformed large-cap by 1112 basis points for the 1-year period. Large-cap growth stocks have held an advantage over large-cap value stocks for the past 12 months. Active management continue to face headwind as the mega capitalization stocks continue to perform well relative to the rest of the equities market. Investment to higher quality or government relatived fixed income securities also lagged the credit sector such as high yield or securitized fixed income securities for the year.

Top Contributors
↑	Stock selection within Consumer Discretionary and overweight exposure to Financials by the top contributor of relative return

Top Detractors
↓	Stock selection within Energy weighted on relative performance
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Large Company Value Portfolio	PAGE 1	TSR-AR-971897202

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investment Class (without sales charge)	13.37	7.75	7.13
FT Wilshire 5000 Index Total Return	23.76	14.10	12.73
Russell 1000 Value Total Return	14.37	8.68	8.49
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$162,068,791
Number of Holdings	539
Net Advisory Fee	$1,211,502
Portfolio Turnover	38%
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)*

Top Sectors	(% of Net Assets)
Financials	20.0%
Information Technology	12.9%
Industrials	11.7%
Health Care	11.0%
Energy	5.6%
Consumer Discretionary	5.4%
Consumer Staples	4.8%
Communication Services	3.8%
Mortgage Securities	3.6%
Cash & Other	21.2%

Top 10 Issuers	(% of Net Assets)
Voya VACS Series SC Fund	2.9%
Russell 1000 Value Total Return Index	2.4%
F5, Inc.	1.5%
Microsoft Corp.	1.4%
Bank of America Corp.	1.3%
Workday, Inc.	1.2%
Federal National Mortgage Association	1.2%
Citigroup, Inc.	1.2%
Wells Fargo & Co.	1.1%
JPMorgan Chase & Co.	1.0%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Large Company Value Portfolio	PAGE 2	TSR-AR-971897202

Large Company Value Portfolio
Institutional Class | WLCVX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Large Company Value Portfolio (the “Fund”) for the period of  January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$107[1]	1.00%
1	Amount shown reflects the expense of the Fund from January 1, 2024 through December 31, 2024. Expenses would have been higher if for a full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The U.S. stock market, represented by the FT Wilshire 5000 IndexSM, was up 23.76% for the 2024 year. Sector performance was positive for the year. The three largest sectors by market capitalization were all up – information technology (+35.50%), financials (+30.58) and consumer discretionary (+27.91%). From a size perspective, small-cap underperformed large-cap by 1112 basis points for the 1-year period. Large-cap growth stocks have held an advantage over large-cap value stocks for the past 12 months. Active management continue to face headwind as the mega capitalization stocks continue to perform well relative to the rest of the equities market. Investment to higher quality or government relatived fixed income securities also lagged the credit sector such as high yield or securitized fixed income securities for the year.

Top Contributors
↑	Stock selection within Consumer Discretionary and overweight exposure to Financials by the top contributor of relative return

Top Detractors
↓	Stock selection within Energy weighted on relative performance
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
Large Company Value Portfolio	PAGE 1	TSR-AR-971897608

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	13.75	8.07	7.42
FT Wilshire 5000 Index Total Return	23.76	14.10	12.73
Russell 1000 Value Total Return	14.37	8.68	8.49
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$162,068,791
Number of Holdings	539
Net Advisory Fee	$1,211,502
Portfolio Turnover	38%
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)*

Top Sectors	(% of Net Assets)
Financials	20.0%
Information Technology	12.9%
Industrials	11.7%
Health Care	11.0%
Energy	5.6%
Consumer Discretionary	5.4%
Consumer Staples	4.8%
Communication Services	3.8%
Mortgage Securities	3.6%
Cash & Other	21.2%

Top 10 Issuers	(% of Net Assets)
Voya VACS Series SC Fund	2.9%
Russell 1000 Value Total Return Index	2.4%
F5, Inc.	1.5%
Microsoft Corp.	1.4%
Bank of America Corp.	1.3%
Workday, Inc.	1.2%
Federal National Mortgage Association	1.2%
Citigroup, Inc.	1.2%
Wells Fargo & Co.	1.1%
JPMorgan Chase & Co.	1.0%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Large Company Value Portfolio	PAGE 2	TSR-AR-971897608

Small Company Growth Portfolio
Investment Class | DTSGX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Small Company Growth Portfolio (the “Fund”) for the period of  January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$138[1]	1.35%
1	Amount shown reflects the expense of the Fund from January 1, 2024 through December 31, 2024. Expenses would have been higher if for a full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The U.S. stock market, represented by the FT Wilshire 5000 IndexSM, was up 23.76% for the 2024 year. Sector performance was positive for the year. The three largest sectors by market capitalization were all up – information technology (+35.50%), financials (+30.58) and consumer discretionary (+27.91%). From a size perspective, small-cap underperformed large-cap by 1112 basis points for the 1-year period. Large-cap growth stocks have held an advantage over large-cap value stocks for the past 12 months. Active management continue to face headwind as the mega capitalization stocks continue to perform well relative to the rest of the equities market. Investment to higher quality or government relatived fixed income securities also lagged the credit sector such as high yield or securitized fixed income securities for the year.

Top Contributors
↑	Stock selection within Energy was the top contributor of relative return

Top Detractors
↓	Stock selection within Healthcare was by far the largest detractor of relative performance
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Small Company Growth Portfolio	PAGE 1	TSR-AR-971897301

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investment Class (without sales charge)	4.24	4.17	7.25
FT Wilshire 5000 Index Total Return	23.76	14.10	12.73
Russell 2000 Growth Total Return	15.15	6.86	8.09
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$24,686,265
Number of Holdings	365
Net Advisory Fee	$73,097
Portfolio Turnover	63%
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)*

Top Sectors	(% of Net Assets)
Health Care	22.1%
Industrials	20.9%
Information Technology	20.0%
Consumer Discretionary	12.4%
Financials	9.6%
Energy	4.7%
Consumer Staples	4.5%
Materials	2.3%
Communication Services	1.0%
Cash & Other	2.5%

Top 10 Issuers	(% of Net Assets)
Pegasystems, Inc.	2.3%
Workiva, Inc.	2.2%
Texas Roadhouse, Inc.	1.9%
LeMaitre Vascular, Inc.	1.9%
Guidewire Software, Inc.	1.6%
Excelerate Energy, Inc.	1.5%
AAON, Inc.	1.5%
Casella Waste Systems, Inc.	1.4%
Sprouts Farmers Market, Inc.	1.4%
OneSpaWorld Holdings Ltd.	1.4%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Small Company Growth Portfolio	PAGE 2	TSR-AR-971897301

Small Company Growth Portfolio
Institutional Class | WSMGX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Small Company Growth Portfolio (the “Fund”) for the period of  January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$112[1]	1.10%
1	Amount shown reflects the expense of the Fund from January 1, 2024 through December 31, 2024. Expenses would have been higher if for a full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The U.S. stock market, represented by the FT Wilshire 5000 IndexSM, was up 23.76% for the 2024 year. Sector performance was positive for the year. The three largest sectors by market capitalization were all up – information technology (+35.50%), financials (+30.58) and consumer discretionary (+27.91%). From a size perspective, small-cap underperformed large-cap by 1112 basis points for the 1-year period. Large-cap growth stocks have held an advantage over large-cap value stocks for the past 12 months. Active management continue to face headwind as the mega capitalization stocks continue to perform well relative to the rest of the equities market. Investment to higher quality or government relatived fixed income securities also lagged the credit sector such as high yield or securitized fixed income securities for the year.

Top Contributors
↑	Stock selection within Energy was the top contributor of relative return

Top Detractors
↓	Stock selection within Healthcare was by far the largest detractor of relative performance
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
Small Company Growth Portfolio	PAGE 1	TSR-AR-971897707

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	4.54	4.43	7.52
FT Wilshire 5000 Index Total Return	23.76	14.10	12.73
Russell 2000 Growth Total Return	15.15	6.86	8.09
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$24,686,265
Number of Holdings	365
Net Advisory Fee	$73,097
Portfolio Turnover	63%
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)*

Top Sectors	(% of Net Assets)
Health Care	22.1%
Industrials	20.9%
Information Technology	20.0%
Consumer Discretionary	12.4%
Financials	9.6%
Energy	4.7%
Consumer Staples	4.5%
Materials	2.3%
Communication Services	1.0%
Cash & Other	2.5%

Top 10 Issuers	(% of Net Assets)
Pegasystems, Inc.	2.3%
Workiva, Inc.	2.2%
Texas Roadhouse, Inc.	1.9%
LeMaitre Vascular, Inc.	1.9%
Guidewire Software, Inc.	1.6%
Excelerate Energy, Inc.	1.5%
AAON, Inc.	1.5%
Casella Waste Systems, Inc.	1.4%
Sprouts Farmers Market, Inc.	1.4%
OneSpaWorld Holdings Ltd.	1.4%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Small Company Growth Portfolio	PAGE 2	TSR-AR-971897707

Small Company Value Portfolio
Investment Class | DTSVX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Small Company Value Portfolio (the “Fund”) for the period of  January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$140[1]	1.35%
1	Amount shown reflects the expense of the Fund from January 1, 2024 through December 31, 2024. Expenses would have been higher if for a full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The U.S. stock market, represented by the FT Wilshire 5000 IndexSM, was up 23.76% for the 2024 year. Sector performance was positive for the year. The three largest sectors by market capitalization were all up – information technology (+35.50%), financials (+30.58) and consumer discretionary (+27.91%). From a size perspective, small-cap underperformed large-cap by 1112 basis points for the 1-year period. Large-cap growth stocks have held an advantage over large-cap value stocks for the past 12 months. Active management continue to face headwind as the mega capitalization stocks continue to perform well relative to the rest of the equities market. Investment to higher quality or government relatived fixed income securities also lagged the credit sector such as high yield or securitized fixed income securities for the year.

Top Contributors
↑	Stock selection within Healthcare and Financials was the top contributor of relative return

Top Detractors
↓	Stock selection within Consumer Discretionary was the top detractor of relative performance
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Small Company Value Portfolio	PAGE 1	TSR-AR-971897400

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investment Class (without sales charge)	7.70	8.49	7.12
FT Wilshire 5000 Index Total Return	23.76	14.10	12.73
Russell 2000 Value Total Return	8.05	7.29	7.14
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$25,104,923
Number of Holdings	619
Net Advisory Fee	$64,121
Portfolio Turnover	53%
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)*

Top Sectors	(% of Net Assets)
Financials	31.4%
Industrials	18.1%
Consumer Discretionary	10.0%
Real Estate	7.4%
Health Care	6.6%
Energy	6.1%
Information Technology	5.8%
Materials	4.9%
Consumer Staples	4.7%
Cash & Other	5.0%

Top 10 Issuers	(% of Net Assets)
Mr Cooper Group, Inc.	1.6%
Red Rock Resorts, Inc.	1.5%
Triumph Financial, Inc.	1.4%
First Advantage Corp.	1.2%
Enovis Corp.	1.1%
Live Oak Bancshares, Inc.	1.1%
Allegiant Travel Co.	1.0%
Ryman Hospitality Properties, Inc.	1.0%
Civitas Resources, Inc.	1.0%
Bank OZK	0.9%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Small Company Value Portfolio	PAGE 2	TSR-AR-971897400

Small Company Value Portfolio
Institutional Class | WSMVX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Small Company Value Portfolio (the “Fund”) for the period of  January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$114[1]	1.10%
1	Amount shown reflects the expense of the Fund from January 1, 2024 through December 31, 2024. Expenses would have been higher if for a full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The U.S. stock market, represented by the FT Wilshire 5000 IndexSM, was up 23.76% for the 2024 year. Sector performance was positive for the year. The three largest sectors by market capitalization were all up – information technology (+35.50%), financials (+30.58) and consumer discretionary (+27.91%). From a size perspective, small-cap underperformed large-cap by 1112 basis points for the 1-year period. Large-cap growth stocks have held an advantage over large-cap value stocks for the past 12 months. Active management continue to face headwind as the mega capitalization stocks continue to perform well relative to the rest of the equities market. Investment to higher quality or government relatived fixed income securities also lagged the credit sector such as high yield or securitized fixed income securities for the year.

Top Contributors
↑	Stock selection within Healthcare and Financials was the top contributor of relative return

Top Detractors
↓	Stock selection within Consumer Discretionary was the top detractor of relative performance
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
Small Company Value Portfolio	PAGE 1	TSR-AR-971897806

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	7.93	8.76	7.40
FT Wilshire 5000 Index Total Return	23.76	14.10	12.73
Russell 2000 Value Total Return	8.05	7.29	7.14
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$25,104,923
Number of Holdings	619
Net Advisory Fee	$64,121
Portfolio Turnover	53%
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)*

Top Sectors	(% of Net Assets)
Financials	31.4%
Industrials	18.1%
Consumer Discretionary	10.0%
Real Estate	7.4%
Health Care	6.6%
Energy	6.1%
Information Technology	5.8%
Materials	4.9%
Consumer Staples	4.7%
Cash & Other	5.0%

Top 10 Issuers	(% of Net Assets)
Mr Cooper Group, Inc.	1.6%
Red Rock Resorts, Inc.	1.5%
Triumph Financial, Inc.	1.4%
First Advantage Corp.	1.2%
Enovis Corp.	1.1%
Live Oak Bancshares, Inc.	1.1%
Allegiant Travel Co.	1.0%
Ryman Hospitality Properties, Inc.	1.0%
Civitas Resources, Inc.	1.0%
Bank OZK	0.9%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Small Company Value Portfolio	PAGE 2	TSR-AR-971897806

FT Wilshire 5000® Index Fund
Investment Class | WFIVX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the FT Wilshire 5000® Index Fund (the “Fund”) for the period of  January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$62[1]	0.56%
1	Amount shown reflects the expense of the Fund from January 1, 2024 through December 31, 2024. Expenses would have been higher if for a full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The U.S. stock market, represented by the FT Wilshire 5000 IndexSM, was up 23.76% for the 2024 year. Sector performance was positive for the year. The three largest sectors by market capitalization were all up – information technology (+35.50%), financials (+30.58) and consumer discretionary (+27.91%). From a size perspective, small-cap underperformed large-cap by 1112 basis points for the 1-year period. Large-cap growth stocks have held an advantage over large-cap value stocks for the past 12 months. Active management continue to face headwind as the mega capitalization stocks continue to perform well relative to the rest of the equities market. Investment to higher quality or government relatived fixed income securities also lagged the credit sector such as high yield or securitized fixed income securities for the year.

Top Contributors
↑	US Duration Position, US IG Credit

Top Detractors
↓	Non-US Sovereign Debt, Agency Mortgages, Structured Products
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
FT Wilshire 5000® Index Fund	PAGE 1	TSR-AR-971897855

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investment Class (without sales charge)	22.60	13.32	11.97
FT Wilshire 5000 Index Total Return	23.76	14.10	12.73
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$284,780,611
Number of Holdings	2,206
Net Advisory Fee	$267,275
Portfolio Turnover	2%
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)*

Top Sectors	(% of Net Assets)
Information Technology	30.2%
Financials	13.8%
Consumer Discretionary	11.2%
Health Care	10.4%
Industrials	9.3%
Communication Services	8.9%
Consumer Staples	5.3%
Energy	3.4%
Real Estate	2.5%
Cash & Other	5.0%

Top 10 Issuers	(% of Net Assets)
Apple, Inc.	6.8%
NVIDIA Corp.	5.7%
Microsoft Corp.	5.4%
Alphabet, Inc.	3.7%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc.	2.3%
Tesla, Inc.	2.0%
Broadcom, Inc.	1.9%
Berkshire Hathaway, Inc.	1.3%
JPMorgan Chase & Co.	1.2%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
FT Wilshire 5000® Index Fund	PAGE 2	TSR-AR-971897855

FT Wilshire 5000® Index Fund
Institutional Class | WINDX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the FT Wilshire 5000® Index Fund (the “Fund”) for the period of  January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$37[1]	0.33%
1	Amount shown reflects the expense of the Fund from January 1, 2024 through December 31, 2024. Expenses would have been higher if for a full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The U.S. stock market, represented by the FT Wilshire 5000 IndexSM, was up 23.76% for the 2024 year. Sector performance was positive for the year. The three largest sectors by market capitalization were all up – information technology (+35.50%), financials (+30.58) and consumer discretionary (+27.91%). From a size perspective, small-cap underperformed large-cap by 1112 basis points for the 1-year period. Large-cap growth stocks have held an advantage over large-cap value stocks for the past 12 months. Active management continue to face headwind as the mega capitalization stocks continue to perform well relative to the rest of the equities market. Investment to higher quality or government relatived fixed income securities also lagged the credit sector such as high yield or securitized fixed income securities for the year.

Top Contributors
↑	US Duration Position, US IG Credit

Top Detractors
↓	Non-US Sovereign Debt, Agency Mortgages, Structured Products
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
FT Wilshire 5000® Index Fund	PAGE 1	TSR-AR-971897863

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	22.91	13.59	12.26
FT Wilshire 5000 Index Total Return	23.76	14.10	12.73
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$284,780,611
Number of Holdings	2,206
Net Advisory Fee	$267,275
Portfolio Turnover	2%
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)*

Top Sectors	(% of Net Assets)
Information Technology	30.2%
Financials	13.8%
Consumer Discretionary	11.2%
Health Care	10.4%
Industrials	9.3%
Communication Services	8.9%
Consumer Staples	5.3%
Energy	3.4%
Real Estate	2.5%
Cash & Other	5.0%

Top 10 Issuers	(% of Net Assets)
Apple, Inc.	6.8%
NVIDIA Corp.	5.7%
Microsoft Corp.	5.4%
Alphabet, Inc.	3.7%
Amazon.com, Inc.	3.6%
Meta Platforms, Inc.	2.3%
Tesla, Inc.	2.0%
Broadcom, Inc.	1.9%
Berkshire Hathaway, Inc.	1.3%
JPMorgan Chase & Co.	1.2%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
FT Wilshire 5000® Index Fund	PAGE 2	TSR-AR-971897863

Wilshire International Equity Fund
Investment Class | WLCTX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Wilshire International Equity Fund (the “Fund”) for the period of  January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$154[1]	1.50%
1	Amount shown reflects the expense of the Fund from January 1, 2024 through December 31, 2024. Expenses would have been higher if for a full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The U.S. stock market, represented by the FT Wilshire 5000 IndexSM, was up 23.76% for the 2024 year. Sector performance was positive for the year. The three largest sectors by market capitalization were all up – information technology (+35.50%), financials (+30.58) and consumer discretionary (+27.91%). From a size perspective, small-cap underperformed large-cap by 1112 basis points for the 1-year period. Large-cap growth stocks have held an advantage over large-cap value stocks for the past 12 months. Active management continue to face headwind as the mega capitalization stocks continued to perform well relative to the rest of the equities market. Investment to higher quality or government relatived fixed income securities also lagged the credit sector such as high yield or securitized fixed income securities for the year.

Top Contributors
↑	Stock selection within Consumer Discretionary and Financials was the contributor of return

Top Detractors
↓	Stock selection within Healthcare was the top detractor of relative performance
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Wilshire International Equity Fund	PAGE 1	TSR-AR-971897822

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investment Class (without sales charge)	5.93	5.70	6.01
MSCI AC WORLD INDEX ex USA Net (USD)	5.53	4.10	4.80
MSCI ACWI ex-USA IMI Index Net (USD)	5.23	4.12	4.91
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$208,067,261
Number of Holdings	1,177
Net Advisory Fee	$1,897,123
Portfolio Turnover	49%
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors	(% of Net Assets)
Financials	18.6%
Industrials	15.9%
Information Technology	10.9%
Consumer Discretionary	9.8%
Health Care	9.0%
Materials	5.0%
Communication Services	4.0%
Consumer Staples	4.0%
Mortgage Securities	3.8%
Cash & Other	19.0%

Top 10 Issuers	(% of Net Assets)
Voya VACS Series SC Fund	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.4%
Novo Nordisk AS	1.4%
Federal National Mortgage Association	1.2%
MSCI EAFE Total Return Index	1.1%
SAP SE	1.0%
Sea Ltd.	1.0%
UBS Group AG	1.0%
Safran SA	0.9%
AstraZeneca PLC	0.9%

Top Ten Countries	(% of Net Assets)
United States	15.8%
Japan	10.2%
United Kingdom	8.9%
Germany	5.5%
Canada	5.3%
France	5.3%
China	4.6%
Taiwan	4.0%
Switzerland	3.4%
Cash & Other	37.1%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Wilshire International Equity Fund	PAGE 2	TSR-AR-971897822

Wilshire International Equity Fund
Institutional Class | WLTTX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Wilshire International Equity Fund (the “Fund”) for the period of  January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$129[1]	1.25%
1	Amount shown reflects the expense of the Fund from January 1, 2024 through December 31, 2024. Expenses would have been higher if for a full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The U.S. stock market, represented by the FT Wilshire 5000 IndexSM, was up 23.76% for the 2024 year. Sector performance was positive for the year. The three largest sectors by market capitalization were all up – information technology (+35.50%), financials (+30.58) and consumer discretionary (+27.91%). From a size perspective, small-cap underperformed large-cap by 1112 basis points for the 1-year period. Large-cap growth stocks have held an advantage over large-cap value stocks for the past 12 months. Active management continue to face headwind as the mega capitalization stocks continued to perform well relative to the rest of the equities market. Investment to higher quality or government relatived fixed income securities also lagged the credit sector such as high yield or securitized fixed income securities for the year.

Top Contributors
↑	Stock selection within Consumer Discretionary and Financials was the contributor of return

Top Detractors
↓	Stock selection within Healthcare was the top detractor of relative performance
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
Wilshire International Equity Fund	PAGE 1	TSR-AR-971897814

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	6.29	5.98	6.29
MSCI AC WORLD INDEX ex USA Net (USD)	5.53	4.10	4.80
MSCI ACWI ex-USA IMI Index Net (USD)	5.23	4.12	4.91
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$208,067,261
Number of Holdings	1,177
Net Advisory Fee	$1,897,123
Portfolio Turnover	49%
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)

Top Sectors	(% of Net Assets)
Financials	18.6%
Industrials	15.9%
Information Technology	10.9%
Consumer Discretionary	9.8%
Health Care	9.0%
Materials	5.0%
Communication Services	4.0%
Consumer Staples	4.0%
Mortgage Securities	3.8%
Cash & Other	19.0%

Top 10 Issuers	(% of Net Assets)
Voya VACS Series SC Fund	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.4%
Novo Nordisk AS	1.4%
Federal National Mortgage Association	1.2%
MSCI EAFE Total Return Index	1.1%
SAP SE	1.0%
Sea Ltd.	1.0%
UBS Group AG	1.0%
Safran SA	0.9%
AstraZeneca PLC	0.9%

Top Ten Countries	(% of Net Assets)
United States	15.8%
Japan	10.2%
United Kingdom	8.9%
Germany	5.5%
Canada	5.3%
France	5.3%
China	4.6%
Taiwan	4.0%
Switzerland	3.4%
Cash & Other	37.1%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Wilshire International Equity Fund	PAGE 2	TSR-AR-971897814

Wilshire Income Opportunities Fund
Investment Class | WIORX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Wilshire Income Opportunities Fund (the “Fund”) for the period of  January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$117[1]	1.15%
1	Amount shown reflects the expense of the Fund from January 1, 2024 through December 31, 2024. Expenses would have been higher if for a full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The U.S. stock market, represented by the FT Wilshire 5000 IndexSM, was up 23.76% for the 2024 year. Sector performance was positive for the year. The three largest sectors by market capitalization were all up – information technology (+35.50%), financials (+30.58) and consumer discretionary (+27.91%). From a size perspective, small-cap underperformed large-cap by 1112 basis points for the 1-year period. Large-cap growth stocks have held an advantage over large-cap value stocks for the past 12 months. Active management continue to face headwind as the mega capitalization stocks continue to perform well relative to the rest of the equities market. Investment to higher quality or government relatived fixed income securities also lagged the credit sector such as high yield or securitized fixed income securities for the year.

Top Contributors
↑	Exposure to credit such as high yield, bank loans, and emerging market sovereigns significantly outperformed the Bloomberg US Aggregate Bond Index

Top Detractors
↓	Exposure to government securities was a detractor of relative return
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Wilshire Income Opportunities Fund	PAGE 1	TSR-AR-971897772

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/30/2016)
Investment Class (without sales charge)	3.50	0.33	2.25
Bloomberg U.S. Universal Bond Index	2.04	0.06	1.61
Custom Blended Index	3.76	1.10	2.62
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$198,055,466
Number of Holdings	1,488
Net Advisory Fee	$940,921
Portfolio Turnover	94%
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)*

Top Sectors	(% of Net Assets)
Mortgage Securities	26.7%
Government	19.0%
Asset Backed Securities	10.4%
Financial	7.6%
Consumer, Cyclical	5.9%
Consumer, Non-cyclical	5.0%
Energy	4.9%
Industrial	3.5%
Utilities	3.4%
Cash & Other	13.5%

Top 10 Issuers	(% of Net Assets)
United States Treasury Note/Bond	9.6%
Federal National Mortgage Association	5.0%
Federal Home Loan Mortgage Corp.	3.3%
BX Trust	2.1%
Voya VACS Series HYB Fund	1.6%
Freddie Mac Structured Agency Credit Risk Debt Notes	1.4%
Voya VACS Series EMHCD Fund	0.9%
Progress Residential Trust	0.9%
Indonesia Treasury Bond	0.8%
AMSR Trust	0.8%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Wilshire Income Opportunities Fund	PAGE 2	TSR-AR-971897772

Wilshire Income Opportunities Fund
Institutional Class | WIOPX
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about the Wilshire Income Opportunities Fund (the “Fund”) for the period of  January 1, 2024, to December 31, 2024. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1658.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$92[1]	0.90%
1	Amount shown reflects the expense of the Fund from January 1, 2024 through December 31, 2024. Expenses would have been higher if for a full year.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The U.S. stock market, represented by the FT Wilshire 5000 IndexSM, was up 23.76% for the 2024 year. Sector performance was positive for the year. The three largest sectors by market capitalization were all up – information technology (+35.50%), financials (+30.58) and consumer discretionary (+27.91%). From a size perspective, small-cap underperformed large-cap by 1112 basis points for the 1-year period. Large-cap growth stocks have held an advantage over large-cap value stocks for the past 12 months. Active management continue to face headwind as the mega capitalization stocks continue to perform well relative to the rest of the equities market. Investment to higher quality or government relatived fixed income securities also lagged the credit sector such as high yield or securitized fixed income securities for the year.

Top Contributors
↑	Exposure to credit such as high yield, bank loans, and emerging market sovereigns significantly outperformed the Bloomberg US Aggregate Bond Index

Top Detractors
↓	Exposure to government securities was a detractor of relative return
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $250,000 chart reflects a hypothetical $250,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $250,000)
Wilshire Income Opportunities Fund	PAGE 1	TSR-AR-971897764

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (03/30/2016)
Institutional Class (without sales charge)	3.80	0.58	2.47
Bloomberg U.S. Universal Bond Index	2.04	0.06	1.61
Custom Blended Index	3.76	1.10	2.62
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2024)

Net Assets	$198,055,466
Number of Holdings	1,488
Net Advisory Fee	$940,921
Portfolio Turnover	94%
Visit https://www.wilshire.com/research-insights/product-literature for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of December 31, 2024)*

Top Sectors	(% of Net Assets)
Mortgage Securities	26.7%
Government	19.0%
Asset Backed Securities	10.4%
Financial	7.6%
Consumer, Cyclical	5.9%
Consumer, Non-cyclical	5.0%
Energy	4.9%
Industrial	3.5%
Utilities	3.4%
Cash & Other	13.5%

Top 10 Issuers	(% of Net Assets)
United States Treasury Note/Bond	9.6%
Federal National Mortgage Association	5.0%
Federal Home Loan Mortgage Corp.	3.3%
BX Trust	2.1%
Voya VACS Series HYB Fund	1.6%
Freddie Mac Structured Agency Credit Risk Debt Notes	1.4%
Voya VACS Series EMHCD Fund	0.9%
Progress Residential Trust	0.9%
Indonesia Treasury Bond	0.8%
AMSR Trust	0.8%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1658, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Wilshire Income Opportunities Fund	PAGE 2	TSR-AR-971897764

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of directors has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Matt Forstenhausler is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. “Other services” provided by the principal accountant were principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2024	FYE 12/31/2023
(a) Audit Fees	138,000	138,000
(b) Audit-Related Fees	22,060	7,060
(c) Tax Fees	29,000	29,000
(d) All Other Fees	0	0

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2)The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2024	FYE 12/31/2023
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 12/31/2024	FYE 12/31/2023
Registrant	31,000	31,000
Registrant’s Investment Adviser	0	0

(h) The audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable

(j) Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

WILSHIRE MUTUAL FUNDS, INC.
Large Company Growth Portfolio
Large Company Value Portfolio
Small Company Growth Portfolio
Small Company Value Portfolio
FT Wilshire 5000 IndexSM Fund
Wilshire International Equity Fund
Wilshire Income Opportunities Fund
Annual Financial Statements and Additional Information
December 31, 2024
http://advisor.wilshire.com

Large Company Growth Portfolio
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 79.2%
Communication Services - 12.2%
Alphabet, Inc. - Class A	10,436	$1,975,535
Alphabet, Inc. - Class C	33,861	6,448,489
Liberty Media Corp.-Liberty Formula One - Class C(a)	4,564	422,900
Meta Platforms, Inc. - Class A	21,123	12,367,728
Nebius Group NV(a)	19,163	530,815
Netflix, Inc.(a)	7,877	7,020,928
Reddit, Inc. - Class A(a)	1,694	276,867
ROBLOX Corp. - Class A(a)	535	30,955
Sea Ltd. - ADR(a)	4,340	460,474
Spotify Technology SA(a)	2,121	948,893
Trade Desk, Inc. - Class A(a)	1,516	178,175
		30,661,759
Consumer Discretionary - 13.0%
Amazon.com, Inc.(a)	81,687	17,921,311
Booking Holdings, Inc.	116	576,337
Burlington Stores, Inc.(a)	193	55,017
Chipotle Mexican Grill, Inc.(a)	20,483	1,235,125
Deckers Outdoor Corp.(a)	4,255	864,148
DoorDash, Inc. - Class A(a)	3,267	548,039
Ferrari NV	1,041	442,258
Global-e Online Ltd.(a)	17,154	935,408
Grand Canyon Education, Inc.(a)	2,122	347,584
H&R Block, Inc.	1,417	74,874
Home Depot, Inc.	4,481	1,743,064
Lululemon Athletica, Inc.(a)	3,228	1,234,419
MercadoLibre, Inc.(a)	455	773,700
Norwegian Cruise Line Holdings Ltd.(a)	11,531	296,693
On Holding AG - Class A(a)	7,305	400,095
Tesla, Inc.(a)	10,335	4,173,686
Texas Roadhouse, Inc.	106	19,126
Tractor Supply Co.(b)	14,618	775,631
Wingstop, Inc.	656	186,435
		32,602,950
Consumer Staples - 1.7%
Celsius Holdings, Inc.(a)	8,246	217,199
Costco Wholesale Corp.	2,859	2,619,616
Monster Beverage Corp.(a)	25,087	1,318,573
		4,155,388
Energy - 0.4%
Cameco Corp.	12,135	623,618
Targa Resources Corp.	1,782	318,087
		941,705
Financials - 5.3%
Allstate Corp.	1,600	308,464
American Express Co.	279	82,804
Blackstone, Inc.	2,065	356,047
Cboe Global Markets, Inc.	3,862	754,635
Charles Schwab Corp.	9,081	672,085

	Shares	Value
Equitable Holdings, Inc.	8,323	$392,596
Fiserv, Inc.(a)	241	49,506
Goldman Sachs Group, Inc.	892	510,777
Kinsale Capital Group, Inc.	253	117,678
Mastercard, Inc. - Class A	2,067	1,088,420
Moody’s Corp.	1,435	679,286
MSCI, Inc.	1,071	642,611
Primerica, Inc.	1,194	324,075
Progressive Corp.	803	192,407
Robinhood Markets, Inc. - Class A(a)	12,214	455,094
Ryan Specialty Holdings, Inc.	3,563	228,602
S&P Global, Inc.	2,090	1,040,883
Tradeweb Markets, Inc. - Class A	1,415	185,252
Visa, Inc. - Class A	16,609	5,249,108
		13,330,330
Health Care - 5.5%
AbbVie, Inc.	1,193	211,996
BioNTech SE - ADR(a)	1,814	206,705
Boston Scientific Corp.(a)	7,272	649,535
Doximity, Inc. - Class A(a)	10,527	562,037
Eli Lilly & Co.	3,724	2,874,928
Exelixis, Inc.(a)	14,144	470,995
Genmab AS - ADR(a)	9,633	201,041
IDEXX Laboratories, Inc.(a)	547	226,152
Inspire Medical Systems, Inc.(a)	404	74,894
Intuitive Surgical, Inc.(a)	3,967	2,070,615
Mettler-Toledo International, Inc.(a)	311	380,564
Natera, Inc.(a)	7,450	1,179,335
Neurocrine Biosciences, Inc.(a)	2,075	283,237
ResMed, Inc.	4,200	960,498
UnitedHealth Group, Inc.	1,695	857,433
Veeva Systems, Inc. - Class A(a)	2,554	536,978
Vertex Pharmaceuticals, Inc.(a)	1,538	619,353
Waters Corp.(a)	1,224	454,079
West Pharmaceutical Services, Inc.(b)	1,519	497,564
Zoetis, Inc.	3,857	628,421
		13,946,360
Industrials - 5.8%
Armstrong World Industries, Inc.	1,985	280,540
Axon Enterprise, Inc.(a)	575	341,734
Booz Allen Hamilton Holding Corp.	110	14,157
Cintas Corp.	621	113,457
Comfort Systems USA, Inc.	286	121,281
Copart, Inc.(a)	22,588	1,296,325
Delta Air Lines, Inc.	19,383	1,172,672
Eaton Corp. PLC	1,424	472,583
EMCOR Group, Inc.	751	340,879
GFL Environmental, Inc.	52,410	2,334,341
HEICO Corp. - Class A	6,006	1,117,596
Honeywell International, Inc.	513	115,882
Howmet Aerospace, Inc.	3,578	391,326
Lyft, Inc. - Class A(a)	17,846	230,213

The accompanying notes are an integral part of these financial statements.

1

Large Company Growth Portfolio
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Otis Worldwide Corp.	7,779	$720,413
Saia, Inc.(a)	1,101	501,759
Trane Technologies PLC	1,644	607,211
Trex Co., Inc.(a)	6,191	427,365
Uber Technologies, Inc.(a)	5,269	317,826
United Airlines Holdings, Inc.(a)	9,305	903,516
United Rentals, Inc.	711	500,857
Verisk Analytics, Inc.	2,906	800,400
Vertiv Holdings Co. - Class A	12,730	1,446,255
		14,568,588
Information Technology - 34.1%(c)
Adobe, Inc.(a)	715	317,946
Advanced Micro Devices, Inc.(a)	1,677	202,565
Amphenol Corp. - Class A	1,649	114,523
Appfolio, Inc. - Class A(a)	1,134	279,781
Apple, Inc.	50,607	12,673,005
Applied Materials, Inc.	3,971	645,804
AppLovin Corp. - Class A(a)	12,678	4,105,517
Arista Networks, Inc.(a)	18,481	2,042,705
ASML Holding NV	980	679,218
Astera Labs, Inc.(a)	3,818	505,694
Atlassian Corp. - Class A(a)	1,440	350,467
Broadcom, Inc.	30,119	6,982,789
Cadence Design Systems, Inc.(a)	5,553	1,668,454
Core Scientific, Inc.(a)	29,999	421,486
Fortinet, Inc.(a)	12,728	1,202,541
Gitlab, Inc. - Class A(a)	9,960	561,246
HubSpot, Inc.(a)	55	38,322
KLA Corp.	203	127,914
Manhattan Associates, Inc.(a)	2,329	629,389
Microsoft Corp.	46,845	19,745,168
MKS Instruments, Inc.	139	14,510
Motorola Solutions, Inc.	2,119	979,465
Nutanix, Inc. - Class A(a)	413	25,267
NVIDIA Corp.	162,043	21,760,755
Oracle Corp.	3,981	663,394
Palantir Technologies, Inc. - Class A(a)	2,754	208,285
QUALCOMM, Inc.	4,664	716,484
Salesforce, Inc.	1,961	655,621
ServiceNow, Inc.(a)	1,558	1,651,667
Shopify, Inc. - Class A(a)	2,412	256,468
Smartsheet, Inc. - Class A(a)	6,606	370,134
Synopsys, Inc.(a)	711	345,091
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	15,303	3,022,189
Texas Instruments, Inc.	6,676	1,251,817
Twilio, Inc. - Class A(a)	973	105,162
Tyler Technologies, Inc.(a)	415	239,306
Ubiquiti, Inc.	404	134,100
Workday, Inc. - Class A(a)	257	66,314
		85,760,563

	Shares	Value
Materials - 0.3%
Sherwin-Williams Co.	2,206	$749,886
Southern Copper Corp.	0	34
		749,920
Utilities - 0.9%
Constellation Energy Corp.	1,643	367,555
NRG Energy, Inc.	5,327	480,602
Talen Energy Corp.(a)	3,657	736,776
Vistra Corp.	5,285	728,643
		2,313,576
TOTAL COMMON STOCKS (Cost $90,498,652)		199,031,139
	Par
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.0%
BBCMS Trust, Series 2021-C10, Class XA, 1.21%, 07/15/2054 (Callable 05/15/2031)(d)(e)	$936,490	52,320
Benchmark Mortgage Trust
Series 2020-B19, Class XA, 1.76%, 09/15/2053 (Callable 10/15/2030)(d)(e)	973,914	50,995
Series 2021-B29, Class XA, 1.02%, 09/15/2054 (Callable 08/15/2031)(d)(e)	984,827	40,387
Series 2024-V11, Class A3, 5.91%, 11/15/2057 (Callable 11/15/2029)(e)	250,000	257,210
BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class B, 6.74% (1 mo. Term SOFR + 2.34%), 08/15/2041(f)	200,000	200,000
BX Trust
Series 2021-RISE, Class B, 5.76% (1 mo. Term SOFR + 1.36%), 11/15/2036(f)	84,533	84,110
Series 2022-LBA6, Class A, 5.40% (1 mo. Term SOFR + 1.00%), 01/15/2039(f)	200,000	200,000
Series 2023-XL3, Class A, 6.16% (1 mo. Term SOFR + 1.76%), 12/09/2040(f)	145,577	146,168
Series 2024-XL4, Class B, 6.19% (1 mo. Term SOFR + 1.79%), 02/15/2039(f)	97,201	97,201
BX Trust 2024-VLT4, Series 2024-AIRC, Class B, 6.54% (1 mo. Term SOFR + 2.14%), 08/15/2039(f)	150,000	150,656
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/2048 (Callable 01/10/2026)	200,000	197,664
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2020-C9, Class XA, 1.70%, 09/15/2053 (Callable 06/15/2030)(d)(e)	694,557	33,897

The accompanying notes are an integral part of these financial statements.

2

Large Company Growth Portfolio
Schedule of Investments
December 31, 2024(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
CSTL Commercial Mortgage Trust, Series 2024-GATE, Class A, 4.76%, 11/10/2041(e)(f)	$100,000	$97,103
DK Trust, Series 2024-SPBX, Class A, 5.90% (1 mo. Term SOFR + 1.50%), 03/15/2034(f)	150,000	150,375
Federal Home Loan Mortgage Corp.
Series 5410, Class DF, 6.02% (30 day avg SOFR US + 1.45%), 05/25/2054	577,031	577,947
Series K110, Class X1, 1.69%, 04/25/2030 (Callable 04/25/2030)(d)(e)	395,142	27,408
Series K118, Class X1, 0.95%, 09/25/2030 (Callable 06/25/2030)(d)(e)	987,235	43,185
Series K123, Class X1, 0.77%, 12/25/2030 (Callable 10/25/2030)(d)(e)	1,385,309	51,359
Series K151, Class X1, 0.35%, 04/25/2030 (Callable 02/25/2030)(d)(e)	2,397,435	36,956
Federal National Mortgage Association
Series 2024-100, Class FD, 6.05% (30 day avg SOFR US + 1.45%), 06/25/2054	1,001,000	999,847
Series 2024-93, Class FL, 6.02% (30 day avg SOFR US + 1.45%), 12/25/2054	1,680,890	1,694,863
FS Commercial Mortgage Trust, Series 2024-HULA, Class A, 6.21% (1 mo. Term SOFR + 1.81%), 08/15/2039(f)	150,000	150,375
Great Wolf Trust, Series 2024-WOLF, Class A, 5.94% (1 mo. Term SOFR + 1.54%), 03/15/2039(f)	150,000	150,234
GS Mortgage Securities Corp. II, Series 2024-FAIR, Class A, 5.88%, 07/15/2029(e)(f)	225,000	227,408
GS Mortgage-Backed Securities Trust, Series 2024-PJ9, Class A3, 5.00%, 02/25/2055 (Callable 01/25/2038)(e)(f)	94,123	90,417
JP Morgan Chase Commercial Mortgage Securities, Series 2019-ICON, Class A, 3.88%, 01/05/2034(f)	72,415	71,726
JP Morgan Mortgage Trust
Series 2015-3, Class A3, 3.50%, 05/25/2045 (Callable 01/25/2025)(e)(f)	42,761	38,263
Series 2017-2, Class A3, 3.50%, 05/25/2047 (Callable 12/25/2028)(e)(f)	44,436	39,041
Series 2018-5, Class A1, 3.50%, 10/25/2048 (Callable 05/25/2028)(e)(f)	82,376	72,433

	Par	Value
Series 2019-1, Class A3, 4.00%, 05/25/2049 (Callable 01/25/2025)(e)(f)	$8,189	$7,493
Series 2019-INV3, Class A3, 3.50%, 05/25/2050 (Callable 05/25/2041)(e)(f)	61,347	53,898
Series 2020-2, Class A15, 3.50%, 07/25/2050 (Callable 05/25/2037)(e)(f)	61,106	53,039
Series 2021-INV7, Class A3A, 2.50%, 02/25/2052 (Callable 08/25/2044)(e)(f)	289,555	254,127
Series 2022-6, Class A3, 3.00%, 11/25/2052 (Callable 07/25/2049)(e)(f)	169,968	142,202
Series 2023-2, Class A3A, 5.00%, 07/25/2053 (Callable 07/25/2032)(e)(f)	73,652	70,568
Provident Funding Mortgage Trust, Series 2021-J1, Class A10, 2.00%, 10/25/2051 (Callable 08/25/2045)(e)(f)	100,000	60,353
Sequoia Mortgage Trust
Series 2019-CH2, Class A1, 4.50%, 08/25/2049 (Callable 01/25/2025)(e)(f)	920	912
Series 2019-CH3, Class A1, 4.00%, 09/25/2049 (Callable 12/25/2033)(e)(f)	5,053	4,662
Series 2020-4, Class A8, 2.50%, 11/25/2050 (Callable 07/25/2046)(e)(f)	200,000	141,647
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/2041(f)	190,000	159,248
Tharaldson Hotel Portfolio Trust, Series 2023-THL, Class A, 6.99%, 12/10/2034(e)(f)	200,446	205,380
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A1, 3.00% (1 Month U.S. LIBOR + 0.00%), 05/25/2050 (Callable 12/25/2037)(e)(f)(g)	85,026	72,532
WF-RBS Commercial Mortgage Trust, Series 2014-C21, Class B, 4.21%, 08/15/2047 (Callable 01/15/2025)(e)	180,000	172,393
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,707,131)		7,428,002
CORPORATE BONDS - 2.8%
Communication Services - 0.2%
AT&T, Inc., 2.25%, 02/01/2032 (Callable 11/01/2031)	130,000	107,236
Meta Platforms, Inc., 3.50%, 08/15/2027 (Callable 07/15/2027)	17,000	16,436

The accompanying notes are an integral part of these financial statements.

3

Large Company Growth Portfolio
Schedule of Investments
December 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Communication Services - (Continued)
T-Mobile USA, Inc.
2.25%, 02/15/2026 (Callable 01/13/2025)	$107,000	$103,963
2.05%, 02/15/2028 (Callable 12/15/2027)	41,000	37,588
Verizon Communications, Inc.
2.36%, 03/15/2032 (Callable 12/15/2031)	139,000	115,468
4.78%, 02/15/2035 (Callable 11/15/2034)(f)	60,000	57,124
Walt Disney Co., 2.00%, 09/01/2029 (Callable 06/01/2029)	60,000	53,227
		491,042
Consumer Discretionary - 0.2%
Amazon.com, Inc., 1.50%, 06/03/2030 (Callable 03/03/2030)	87,000	73,707
Home Depot, Inc., 1.50%, 09/15/2028 (Callable 07/15/2028)	90,000	80,508
Lowe’s Cos., Inc., 3.35%, 04/01/2027 (Callable 03/01/2027)	60,000	58,301
O’Reilly Automotive, Inc., 3.60%, 09/01/2027 (Callable 06/01/2027)	124,000	120,311
Ross Stores, Inc., 4.60%, 04/15/2025 (Callable 03/15/2025)	100,000	99,868
		432,695
Consumer Staples - 0.1%
Keurig Dr Pepper, Inc., 4.42%, 05/25/2025 (Callable 03/25/2025)	14,000	13,972
Nestle Holdings, Inc., 5.25%, 03/13/2026(f)	150,000	151,153
PepsiCo, Inc., 2.63%, 07/29/2029 (Callable 04/29/2029)	69,000	63,281
Walmart, Inc., 1.05%, 09/17/2026 (Callable 08/17/2026)	90,000	85,148
		313,554
Energy - 0.2%
Enbridge, Inc., 1.60%, 10/04/2026 (Callable 09/04/2026)	97,000	91,812
Enterprise Products Operating LLC, 2.80%, 01/31/2030 (Callable 10/31/2029)	65,000	58,694
Kinder Morgan, Inc., 1.75%, 11/15/2026 (Callable 10/15/2026)	65,000	61,625
MPLX LP, 2.65%, 08/15/2030 (Callable 05/15/2030)	29,000	25,332
Ovintiv, Inc., 5.38%, 01/01/2026 (Callable 10/01/2025)	86,000	86,251
Plains All American Pipeline LP / PAA Finance Corp., 4.65%, 10/15/2025 (Callable 07/15/2025)	86,000	85,780
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027 (Callable 09/15/2026)	50,000	50,021
		459,515

	Par	Value
Financials - 1.0%
American Express Co., 2.25%, 03/04/2025 (Callable 02/03/2025)	$60,000	$59,865
American Honda Finance Corp., 1.20%, 07/08/2025	62,000	60,976
Aviation Capital Group LLC, 6.38%, 07/15/2030 (Callable 05/15/2030)(f)	38,000	39,728
Bank of America Corp.
4.00%, 01/22/2025	63,000	63,000
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)	279,000	266,167
3.59% to 07/21/2027 then 3 mo. Term SOFR + 1.63%, 07/21/2028 (Callable 07/21/2027)	42,000	40,652
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)	15,000	14,378
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)	147,000	129,242
Bank of Nova Scotia, 2.70%, 08/03/2026	94,000	91,284
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/2028 (Callable 06/05/2028)(f)	94,000	83,668
2.50%, 01/10/2030 (Callable 10/10/2029)(f)	37,000	32,785
Capital One Financial Corp., 1.88% to 11/02/2026 then SOFR + 0.86%, 11/02/2027 (Callable 11/02/2026)	83,000	78,453
Fiserv, Inc.
3.85%, 06/01/2025 (Callable 03/01/2025)	48,000	47,804
5.45%, 03/02/2028 (Callable 02/02/2028)	85,000	86,340
Global Payments, Inc., 1.20% (SOFR Rate + 0.00%), 03/01/2026 (Callable 02/01/2026)	51,000	48,826
Goldman Sachs Group, Inc., 0.86% to 02/12/2025 then SOFR + 0.61%, 02/12/2026 (Callable 02/12/2025)	79,000	78,605
HSBC Holdings PLC, 2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)	200,000	179,609
JPMorgan Chase & Co.
2.08% to 04/22/2025 then SOFR + 1.85%, 04/22/2026 (Callable 04/22/2025)	110,000	109,034
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)	142,000	134,309
2.95% to 02/24/2027 then SOFR + 1.17%, 02/24/2028 (Callable 02/24/2027)	44,000	42,289

The accompanying notes are an integral part of these financial statements.

4

Large Company Growth Portfolio
Schedule of Investments
December 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029 (Callable 06/01/2028)	$46,000	$41,763
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)	17,000	14,037
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	62,000	52,980
Kite Realty Group LP, 4.00%, 10/01/2026 (Callable 07/01/2026)	65,000	63,888
Morgan Stanley
2.19% to 04/28/2025 then SOFR + 1.99%, 04/28/2026 (Callable 04/28/2025)	86,000	85,245
0.99% to 12/10/2025 then SOFR + 0.72%, 12/10/2026 (Callable 12/10/2025)	24,000	23,159
1.59% to 05/04/2026 then SOFR + 0.88%, 05/04/2027 (Callable 05/04/2026)	159,000	152,418
1.51% to 07/20/2026 then SOFR + 0.86%, 07/20/2027 (Callable 07/20/2026)	67,000	63,758
6.30% to 10/18/2027 then SOFR + 2.24%, 10/18/2028 (Callable 10/18/2027)	38,000	39,358
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)	31,000	25,688
5.25% to 04/21/2033 then SOFR + 1.87%, 04/21/2034 (Callable 04/21/2033)	92,000	90,204
5.30% to 04/20/2032 then SOFR + 2.62%, 04/20/2037 (Callable 04/20/2032)	5,000	4,841
Royal Bank of Canada, 1.20%, 04/27/2026	70,000	66,937
Sumitomo Mitsui Trust Bank Ltd., 2.80%, 03/10/2027(f)	63,000	60,512
US Bancorp, 4.55% to 07/22/2027 then SOFR + 1.66%, 07/22/2028 (Callable 07/22/2027)	35,000	34,684
Wells Fargo & Co.
2.16% to 02/11/2025 then 3 mo. Term SOFR + 1.01%, 02/11/2026 (Callable 02/11/2025)	34,000	33,907
4.54% to 08/15/2025 then SOFR + 1.56%, 08/15/2026 (Callable 08/15/2025)	35,000	34,883
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028 (Callable 03/24/2027)	21,000	20,278
3.58% to 05/22/2027 then 3 mo. Term SOFR + 1.57%, 05/22/2028 (Callable 05/22/2027)	16,000	15,433
		2,610,987

	Par	Value
Health Care - 0.3%
AbbVie, Inc., 3.80%, 03/15/2025 (Callable 01/18/2025)	$109,000	$108,730
Amgen, Inc., 5.15%, 03/02/2028 (Callable 02/02/2028)	92,000	92,517
CVS Health Corp.
3.88%, 07/20/2025 (Callable 04/20/2025)	212,000	210,420
1.75% (SOFR Rate + 0.00%), 08/21/2030 (Callable 05/21/2030)	130,000	105,589
HCA, Inc., 4.13%, 06/15/2029 (Callable 03/15/2029)	86,000	81,838
Royalty Pharma PLC
1.20%, 09/02/2025 (Callable 08/02/2025)	54,000	52,651
1.75%, 09/02/2027 (Callable 07/02/2027)	153,000	140,767
2.20%, 09/02/2030 (Callable 06/02/2030)	61,000	51,812
		844,324
Industrials - 0.1%
Carrier Global Corp., 2.72%, 02/15/2030 (Callable 11/15/2029)	123,000	110,236
Triton Container International Ltd., 2.05%, 04/15/2026 (Callable 03/15/2026)(f)	104,000	99,694
		209,930
Information Technology - 0.2%
Apple, Inc., 1.20%, 02/08/2028 (Callable 12/08/2027)	76,000	68,673
Broadcom, Inc., 3.46%, 09/15/2026 (Callable 07/15/2026)	61,000	59,763
Intel Corp., 3.70%, 07/29/2025 (Callable 04/29/2025)	29,000	28,808
Oracle Corp.
3.25%, 11/15/2027 (Callable 08/15/2027)	92,000	88,407
2.95%, 04/01/2030 (Callable 01/01/2030)	176,000	158,904
VMware LLC, 2.20%, 08/15/2031 (Callable 05/15/2031)	51,000	42,344
		446,899
Materials - 0.1%
Ecolab, Inc., 4.80%, 03/24/2030 (Callable 12/24/2029)	54,000	53,980
Nucor Corp., 4.30%, 05/23/2027 (Callable 04/23/2027)	59,000	58,503
Nutrien Ltd., 5.95%, 11/07/2025	83,000	83,728
PPG Industries, Inc., 1.20%, 03/15/2026 (Callable 02/15/2026)	97,000	92,728
Steel Dynamics, Inc., 1.65%, 10/15/2027 (Callable 08/15/2027)	65,000	59,754
		348,693

The accompanying notes are an integral part of these financial statements.

5

Large Company Growth Portfolio
Schedule of Investments
December 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Real Estate - 0.1%
Equinix, Inc.
1.25%, 07/15/2025 (Callable 06/15/2025)	$110,000	$107,823
2.90%, 11/18/2026 (Callable 09/18/2026)	49,000	47,301
Realty Income Corp., 3.25%, 01/15/2031 (Callable 10/15/2030)	96,000	86,760
		241,884
Utilities - 0.3%
AES Corp., 1.38%, 01/15/2026 (Callable 12/15/2025)	66,000	63,508
Ameren Illinois Co., 3.80%, 05/15/2028 (Callable 02/15/2028)	62,000	60,205
Duke Energy Corp., 3.15%, 08/15/2027 (Callable 05/15/2027)	132,000	126,719
Entergy Corp., 0.90%, 09/15/2025 (Callable 08/15/2025)	87,000	84,544
NextEra Energy Capital Holdings, Inc., 4.63%, 07/15/2027 (Callable 06/15/2027)	87,000	86,949
Sierra Pacific Power Co., 2.60%, 05/01/2026 (Callable 02/01/2026)	106,000	103,195
Southwestern Electric Power Co., 1.65%, 03/15/2026 (Callable 02/15/2026)	70,000	67,421
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/2025 (Callable 03/01/2025)(f)	89,000	88,515
WEC Energy Group, Inc., 5.15%, 10/01/2027 (Callable 09/01/2027)	57,000	57,582
		738,638
TOTAL CORPORATE BONDS (Cost $7,442,674)		7,138,161
	Shares
AFFILIATED REGISTERED INVESTMENT COMPANIES - 2.8%
Voya VACS Series EMHCD Fund	164	1,648
Voya VACS Series HYB Fund	104,636	1,072,520
Voya VACS Series SC Fund - Class SC	568,866	5,961,711
TOTAL AFFILIATED REGISTERED INVESTMENT COMPANIES (Cost $7,154,761)		7,035,879
	Par
COLLATERALIZED LOAN OBLIGATIONS - 1.5%
Arbor Realty Trust, Inc., Series 2021-FL3, Class C, 6.36% (1 mo. Term SOFR + 1.96%), 08/15/2034 (Callable 01/15/2025)(f)	$275,000	273,619

	Par	Value
Babson CLO Ltd./Cayman Islands, Series 2018-4A, Class A1R, 5.81% (3 mo. Term SOFR + 1.15%), 10/15/2030 (Callable 01/15/2025)(f)	$277,432	$277,729
Benefit Street Partners CLO Ltd.
Series 2019-19A, Class AR, 5.84% (3 mo. Term SOFR + 1.18%), 01/15/2033 (Callable 01/15/2025)(f)	250,000	250,252
Series 2021-23A, Class A1, 5.97% (3 mo. Term SOFR + 1.34%), 04/25/2034 (Callable 01/25/2025)(f)	250,000	250,411
CBAM Ltd., Series 2017-1A, Class AR2, 5.77% (3 mo. Term SOFR + 1.39%), 01/20/2038(f)	250,000	250,041
CIFC Funding Ltd., Series 2022-1A, Class A, 5.97% (3 mo. Term SOFR + 1.32%), 04/17/2035 (Callable 01/17/2025)(f)	250,000	250,813
Greystone Commercial Real Estate Notes, Series 2021-FL3, Class C, 6.51% (1 mo. Term SOFR + 2.11%), 07/15/2039 (Callable 01/15/2025)(f)	275,000	272,836
Marble Point CLO, Series 2020-3A, Class AR, 6.02% (3 mo. Term SOFR + 1.40%), 01/19/2034 (Callable 04/19/2025)(f)	300,000	300,429
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL6, Class C, 6.34% (1 mo. Term SOFR + 1.96%), 07/16/2036 (Callable 01/16/2025)(f)	175,000	171,050
Neuberger Berman CLO Ltd., Series 2019-34A, Class A1R, 5.86% (3 mo. Term SOFR + 1.24%), 01/20/2035 (Callable 01/20/2025)(f)	300,000	300,354
OHA Credit Funding, Series 2019-4A, Class AR2, 6.31% (3 mo. Term SOFR + 1.29%), 01/22/2038(f)	500,000	500,085
Palmer Square CLO Ltd., Series 2019-1A, Class A1R, 5.93% (3 mo. Term SOFR + 1.41%), 11/14/2034 (Callable 02/14/2025)(f)	250,000	250,403
TCI-Symphony CLO Ltd., Series 2016-1A, Class AR2, 5.94% (3 mo. Term SOFR + 1.28%), 10/13/2032 (Callable 01/13/2025)(f)	352,871	353,322
Wind River CLO Ltd., Series 2018-2A, Class A1R, 5.86% (3 mo. Term SOFR + 1.20%), 07/15/2030 (Callable 01/15/2025)(f)	160,777	160,986
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $3,863,023)		3,862,330

The accompanying notes are an integral part of these financial statements.

6

Large Company Growth Portfolio
Schedule of Investments
December 31, 2024(Continued)

	Par	Value
ASSET-BACKED SECURITIES - 1.3%
American Airlines Group, Inc.
Series 2015-2, 3.60%, 09/22/2027	$54,953	$52,998
Series 2016-1, 3.58%, 01/15/2028	2,478	2,366
Series 2016-2, 3.20%, 06/15/2028	26,439	24,713
Beacon Container Finance LLC, Series 2021-1A, Class A, 2.25%, 10/22/2046(f)	68,333	61,786
CarMax Auto Owner Trust, Series 2023-3, Class B, 5.47%, 02/15/2029 (Callable 07/15/2027)	150,000	150,168
CNH Equipment Trust, Series 2023-A, Class A4, 4.77%, 10/15/2030 (Callable 12/15/2027)	250,000	250,883
COLT Funding LLC, Series 2021-2, Class A1, 0.92%, 08/25/2066 (Callable 01/25/2025)(e)(f)	193,274	156,687
Container Leasing International LLC, Series 2022-1A, Class A, 2.72%, 01/18/2047(f)	94,767	85,106
FedEx Corp., Series 2020-1AA, 1.88%, 02/20/2034	174,516	143,872
General Motors Financial Co., Inc., Series 2021-2, Class C, 1.01%, 01/19/2027 (Callable 01/18/2026)	100,000	97,962
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 09/18/2028 (Callable 12/16/2026)	200,000	201,017
Harley-Davidson Customer Funding Corp., Series 2023-B, Class A4, 5.78%, 04/15/2031 (Callable 08/15/2027)	150,000	152,468
Kubota Credit Owner Trust, Series 2023-1A, Class A3, 5.02%, 06/15/2027 (Callable 12/15/2026)(f)	100,000	100,516
Laurel Road Prime Student Loan Trust, Series 2020-A, Class A2FX, 1.40%, 11/25/2050 (Callable 10/25/2028)(f)	96,677	87,778
Loanpal Solar Loan Ltd., Series 2020-2GF, Class A, 2.75%, 07/20/2047 (Callable 12/20/2035)(f)	141,663	115,173
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.82%, 06/22/2043 (Callable 07/20/2029)(f)	215,471	201,964
Series 2020-2A, Class A, 1.44%, 08/20/2046 (Callable 09/20/2032)(f)	42,736	36,298
Navient Student Loan Trust
Series 2020-HA, Class A, 1.31%, 01/15/2069 (Callable 12/15/2027)(f)	80,354	74,892
Series 2021-A, Class A, 0.84%, 05/15/2069 (Callable 09/15/2028)(f)	44,888	40,528

	Par	Value
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 06/15/2033)(f)	$156,990	$155,674
OneMain Financial Issuance Trust, Series 2023-1A, Class A, 5.50%, 06/14/2038 (Callable 06/14/2028)(f)	150,000	152,115
Oscar Finance Holdings 2 General, Inc. Association, Series 2021-1A, Class A4, 1.00%, 04/10/2028 (Callable 02/10/2025)(f)	94,634	93,202
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class C, 1.03%, 11/16/2026 (Callable 12/15/2025)(f)	150,000	147,829
Santander Consumer USA Holdings, Inc.
Series 2023-6, Class A3, 5.93%, 07/17/2028 (Callable 05/15/2027)	150,000	151,905
Series 2024-4, Class B, 4.93%, 09/17/2029 (Callable 06/15/2028)	100,000	100,261
SMB Private Education Loan Trust, Series 2024-D, Class A1A, 5.38%, 07/15/2053(f)	94,905	94,857
SoFi Professional Loan Program LLC, Series 2018-B, Class A2FX, 3.34%, 08/25/2047 (Callable 12/25/2025)(f)	17,799	17,643
Sunnova Energy International, Inc., Series 2020-AA, Class A, 2.98%, 06/20/2047 (Callable 06/20/2027)(f)	163,493	141,818
Sunrun, Inc., Series 2020-1A, Class A, 2.21%, 07/31/2051(f)	164,454	145,852
World Omni Auto Receivables Trust, Series 2024-C, Class B, 4.68%, 07/15/2030 (Callable 01/15/2028)	100,000	99,072
TOTAL ASSET-BACKED SECURITIES (Cost $3,482,662)		3,337,403
U.S. TREASURY SECURITIES - 0.5%
United States Treasury Note/Bond
3.00%, 07/15/2025	61,000	60,600
0.25%, 10/31/2025	55,000	53,221
2.63%, 01/31/2026	4,000	3,932
4.13%, 06/15/2026	120,000	119,794
0.88%, 09/30/2026	156,000	147,225
4.25%, 11/30/2026	33,700	33,700
4.25%, 12/31/2026	203,000	203,032
1.50%, 01/31/2027	44,800	42,364
2.75%, 04/30/2027	2,000	1,934
4.63%, 06/15/2027	3,000	3,026
3.25%, 06/30/2027	2,400	2,344
3.38%, 09/15/2027	43,000	42,026
4.00%, 12/15/2027	78,000	77,415
4.13%, 10/31/2029	79,000	78,123
2.75%, 08/15/2032	19,000	16,859
4.13%, 11/15/2032	84,400	82,356

The accompanying notes are an integral part of these financial statements.

7

Large Company Growth Portfolio
Schedule of Investments
December 31, 2024(Continued)

	Par	Value
U.S. TREASURY SECURITIES - (Continued)
3.50%, 02/15/2033	$178,900	$166,489
4.25%, 11/15/2034	22,000	21,439
TOTAL U.S. TREASURY SECURITIES (Cost $1,182,186)		1,155,879

	Shares
REAL ESTATE INVESTMENT TRUSTS - 0.0%(h)
Real Estate - 0.0%(h)
Simon Property Group, Inc.	539	92,821
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $79,706)		92,821
RIGHTS - 0.0%(h)
ABIOMED, Inc.,(a)(i)	1,153	0
TOTAL RIGHTS (Cost $0)		0
TOTAL INVESTMENTS - 91.1% (Cost $121,410,795)		$229,081,614
Money Market Deposit Account - 4.2%(j)(k)		10,674,927
Other Assets in Excess of Liabilities - 4.7%		11,700,399
TOTAL NET ASSETS - 100.0%		$251,456,940

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
AS - Aksjeselskap
LIBOR - London Interbank Offered Rate
LP Limited Partnership
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SE - Societas Europeae
SOFR - Secured Overnight Financing Rate
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $976,360 which represented 0.4% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	Interest only security.
(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2024.

(f)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $9,576,798 or 3.8% of the Fund’s net assets.

(g)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(h)	Represents less than 0.05% of net assets.
(i)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2024.

(j)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2024 was 4.24%.

(k)
All or a portion of security has been pledged as collateral for securities lending. The total value of assets committed as collateral as of December 31, 2024 is $993,558 which represented 0.4% of net assets.

The accompanying notes are an integral part of these financial statements.

8

Large Company Growth Portfolio
Schedule of Futures Contracts
December 31, 2024

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	3	03/20/2025	$333,937	$(3,944)
				$(3,944)

Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	(9)	03/20/2025	$978,750	$6,435
U.S. Treasury 2 Year Notes	(26)	03/31/2025	5,345,844	365
U.S. Treasury 5 Year Notes	(13)	03/31/2025	1,381,961	5,256
U.S. Treasury Long Bonds	(7)	03/20/2025	796,906	17,048
U.S. Treasury Ultra Bonds	(5)	03/20/2025	594,531	16,903
				$46,007
Net Unrealized Appreciation (Depreciation)				$42,063

The accompanying notes are an integral part of these financial statements.

9

Large Company Growth Portfolio
Schedule of Total Return Swap Contracts
December 31, 2024

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Russell 1000 Growth Total Return Index	Morgan Stanley	Receive	EFFR + 0.48%	Termination	01/31/2025	$52,221,221	$12,338,059
Net Unrealized Appreciation (Depreciation)							$12,338,059

There are no upfront payments or receipts associated with total return swaps in the Fund as of December 31, 2024.
EFFR - Effective Federal Funds Rate was 4.33% as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

10

Large Company Value Portfolio
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 78.8%
Communication Services - 3.6%
Alphabet, Inc. - Class A	7,050	$1,334,565
Alphabet, Inc. - Class C	340	64,750
AT&T, Inc.	1,510	34,383
Charter Communications, Inc. - Class A(a)	590	202,234
Comcast Corp. - Class A	33,998	1,275,945
Electronic Arts, Inc.	5,336	780,657
New York Times Co. - Class A	973	50,645
Omnicom Group, Inc.	5,517	474,683
Paramount Global - Class B	24,300	254,178
Playtika Holding Corp.	6,008	41,695
Take-Two Interactive Software, Inc.(a)	782	143,950
Verizon Communications, Inc.	5,800	231,942
Warner Bros Discovery, Inc.(a)	34,664	366,398
WPP PLC - ADR	9,890	508,346
		5,764,371
Consumer Discretionary - 5.2%
Amazon.com, Inc.(a)	7,104	1,558,547
Aptiv PLC(a)	8,200	495,936
Bath & Body Works, Inc.	141	5,467
Booking Holdings, Inc.	68	337,853
BorgWarner, Inc.	7,670	243,829
Darden Restaurants, Inc.	2,250	420,052
Dick’s Sporting Goods, Inc.	90	20,596
Domino’s Pizza, Inc.	270	113,335
Gap, Inc.	3,230	76,325
General Motors Co.	21,184	1,128,472
Grand Canyon Education, Inc.(a)	2,318	379,688
Lennar Corp. - Class A	450	61,366
Lennar Corp. - Class B	1,440	190,296
Lithia Motors, Inc.	700	250,201
LVMH Moet Hennessy Louis Vuitton SE	242	159,305
Magna International, Inc.	22,872	955,821
McDonald’s Corp.	174	50,441
Newell Brands, Inc.	3,470	34,561
NIKE, Inc. - Class B	2,527	191,218
Ollie’s Bargain Outlet Holdings, Inc.(a)	2,210	242,503
O’Reilly Automotive, Inc.(a)	50	59,290
Ross Stores, Inc.	4,120	623,232
Starbucks Corp.	620	56,575
Tapestry, Inc.	600	39,198
TJX Cos., Inc.	1,470	177,591
TopBuild Corp.(a)	390	121,423
YETI Holdings, Inc.(a)	630	24,261
Yum! Brands, Inc.	3,540	474,926
		8,492,308
Consumer Staples - 4.7%
Altria Group, Inc.	8,510	444,988
Anheuser-Busch InBev SA/NV - ADR	7,410	371,019
Boston Beer Co., Inc. - Class A(a)	92	27,598

	Shares	Value
Coca-Cola Consolidated, Inc.	80	$100,799
Colgate-Palmolive Co.	11,610	1,055,465
Conagra Brands, Inc.	12,600	349,650
Costco Wholesale Corp.	357	327,108
Diageo PLC	5,746	182,532
General Mills, Inc.	1,740	110,960
Kenvue, Inc.	20,813	444,358
Kraft Heinz Co.	32,100	985,791
Mondelez International, Inc. - Class A	2,265	135,288
PepsiCo, Inc.	1,215	184,753
Pernod Ricard SA	961	108,504
Philip Morris International, Inc.	5,190	624,617
Procter & Gamble Co.	3,529	591,637
Unilever PLC - ADR	11,115	630,221
US Foods Holding Corp.(a)	770	51,944
Walmart, Inc.	10,474	946,326
		7,673,558
Energy - 5.4%
Antero Midstream Corp.	6,813	102,808
APA Corp.	65,864	1,520,800
Baker Hughes Co.	19,425	796,813
Cenovus Energy, Inc.	15,165	229,750
Cheniere Energy, Inc.	940	201,978
Chevron Corp.	454	65,757
ConocoPhillips	10,901	1,081,052
Diamondback Energy, Inc.	500	81,915
EOG Resources, Inc.	400	49,032
Exxon Mobil Corp.	2,827	304,100
Halliburton Co.	6,640	180,542
Kinder Morgan, Inc.	9,570	262,218
Murphy Oil Corp.	5,550	167,943
NOV, Inc.	60,195	878,847
Occidental Petroleum Corp.	1,050	51,880
Ovintiv, Inc.	16,500	668,250
Schlumberger NV	8,870	340,076
Shell PLC - ADR	15,847	992,815
Targa Resources Corp.	588	104,958
TechnipFMC PLC	10,900	315,446
TotalEnergies SE	5,675	313,733
		8,710,713
Financials - 18.9%
AIB Group PLC	33,961	187,502
Allstate Corp.	757	145,942
Ally Financial, Inc.	4,200	151,242
American Express Co.	2,740	813,205
American International Group, Inc.	14,459	1,052,615
Aon PLC - Class A	1,806	648,643
Arthur J Gallagher & Co.	1,991	565,145
Axis Capital Holdings Ltd.	4,590	406,766
Bank of America Corp.	38,120	1,675,374
Bank of New York Mellon Corp.	7,927	609,031
Berkshire Hathaway, Inc. - Class B(a)	2,538	1,150,425
Blackrock, Inc.	50	51,255

The accompanying notes are an integral part of these financial statements.

11

Large Company Value Portfolio
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - (Continued)
Block, Inc.(a)	1,320	$112,187
Brown & Brown, Inc.	300	30,606
Capital One Financial Corp.	3,800	677,616
Cboe Global Markets, Inc.	1,190	232,526
Charles Schwab Corp.	10,840	802,268
Cincinnati Financial Corp.	120	17,244
Citigroup, Inc.	27,036	1,903,064
Citizens Financial Group, Inc.	16,915	740,200
CME Group, Inc.	3,651	847,872
Commerce Bancshares, Inc.	6,405	399,096
Corebridge Financial, Inc.	16,390	490,553
Cullen/Frost Bankers, Inc.	290	38,933
Discover Financial Services	2,440	422,681
Fidelity National Information Services, Inc.	10,580	854,547
Fifth Third Bancorp	1,930	81,600
First Citizens BancShares, Inc. - Class A	119	251,449
First Hawaiian, Inc.	4,300	111,585
First Horizon Corp.	4,100	82,574
Fiserv, Inc.(a)	470	96,547
Goldman Sachs Group, Inc.	440	251,953
Hartford Financial Services Group, Inc.	6,567	718,430
Janus Henderson Group PLC	4,760	202,443
JPMorgan Chase & Co.	6,207	1,487,880
KeyCorp	9,030	154,774
M&T Bank Corp.	2,360	443,704
Markel Group, Inc.(a)	40	69,049
MarketAxess Holdings, Inc.	800	180,832
Marsh & McLennan Cos., Inc.	2,268	481,746
Mastercard, Inc. - Class A	2,023	1,065,251
MGIC Investment Corp.	9,270	219,792
Moody’s Corp.	1,000	473,370
Morningstar, Inc.	803	270,418
MSCI, Inc.	520	312,005
Northern Trust Corp.	3,073	314,983
Pinnacle Financial Partners, Inc.	246	28,140
PNC Financial Services Group, Inc.	1,090	210,207
Primerica, Inc.	676	183,480
Progressive Corp.	1,302	311,972
Prosperity Bancshares, Inc.	950	71,583
Resona Holdings, Inc.	27,500	200,030
RLI Corp.	1,490	245,597
Rocket Cos., Inc. - Class A(a)	8,740	98,412
S&P Global, Inc.	763	379,997
SEI Investments Co.	5,550	457,764
SLM Corp.	12,410	342,268
State Street Corp.	9,746	956,570
Stifel Financial Corp.	2,418	256,501
Synchrony Financial	6,600	429,000
T Rowe Price Group, Inc.	1,140	128,923
Travelers Cos., Inc.	70	16,862

	Shares	Value
Truist Financial Corp.	8,500	$368,730
US Bancorp	19,005	909,009
Virtu Financial, Inc. - Class A	10,686	381,276
Wells Fargo & Co.	26,201	1,840,358
Western Union Co.	2,860	30,316
Willis Towers Watson PLC	1,301	407,525
		30,551,443
Health Care - 10.6%
Abbott Laboratories	2,280	257,891
AbbVie, Inc.	2,130	378,501
Agilent Technologies, Inc.	5,041	677,208
Alnylam Pharmaceuticals, Inc.(a)	250	58,827
Becton Dickinson & Co.	3,115	706,700
Bio-Rad Laboratories, Inc. - Class A(a)	1,016	333,766
Bio-Techne Corp.	1,615	116,328
Boston Scientific Corp.(a)	1,510	134,873
Bristol-Myers Squibb Co.	12,174	688,561
Bruker Corp.	7,314	428,747
Centene Corp.(a)	8,012	485,367
Chemed Corp.	152	80,530
Cigna Group	2,777	766,841
CVS Health Corp.	24,911	1,118,255
Danaher Corp.	1,346	308,974
Doximity, Inc. - Class A(a)	2,720	145,221
Elanco Animal Health, Inc.(a)	1,480	17,923
Elevance Health, Inc.	3,295	1,215,525
Envista Holdings Corp.(a)	8,421	162,441
Exelixis, Inc.(a)	18,255	607,891
GE HealthCare Technologies, Inc.	10,838	847,315
Gilead Sciences, Inc.	4,656	430,075
GSK PLC - ADR	7,261	245,567
HCA Healthcare, Inc.	1,733	520,160
Humana, Inc.	2,300	583,533
ICON PLC(a)	1,398	293,174
Illumina, Inc.(a)	1,998	266,993
Johnson & Johnson	5,790	837,350
Labcorp Holdings, Inc.	1,100	252,252
Maravai LifeSciences Holdings, Inc. - Class A(a)	5,469	29,806
Medtronic PLC	14,883	1,188,854
Merck & Co., Inc.	1,960	194,981
Molina Healthcare, Inc.(a)	340	98,957
Organon & Co.	4,570	68,184
Repligen Corp.(a)	260	37,424
ResMed, Inc.	1,740	397,921
Sanofi SA - ADR	4,855	234,157
Solventum Corp.(a)	3,700	244,422
Stryker Corp.	700	252,035
Tenet Healthcare Corp.(a)	530	66,902
United Therapeutics Corp.(a)	290	102,324
UnitedHealth Group, Inc.	80	40,469
Universal Health Services, Inc. - Class B	1,850	331,927
Veeva Systems, Inc. - Class A(a)	1,119	235,270

The accompanying notes are an integral part of these financial statements.

12

Large Company Value Portfolio
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
Waters Corp.(a)	715	$265,251
Zimmer Biomet Holdings, Inc.	3,284	346,889
		17,102,562
Industrials - 11.6%
Acuity Brands, Inc.	190	55,505
AECOM	6,040	645,193
Allegion PLC	1,821	237,968
Armstrong World Industries, Inc.	1,220	172,423
Automatic Data Processing, Inc.	580	169,783
AZEK Co., Inc.(a)	1,860	88,294
Boeing Co.(a)	2,860	506,220
Caterpillar, Inc.	980	355,505
Cintas Corp.	1,840	336,168
CNH Industrial NV	42,440	480,845
Crane Co.	400	60,700
Cummins, Inc.	2,466	859,648
Curtiss-Wright Corp.	114	40,455
Deere & Co.	600	254,220
Eaton Corp. PLC	1,300	431,431
EMCOR Group, Inc.	1,092	495,659
Equifax, Inc.	638	162,594
Fastenal Co.	5,540	398,381
FedEx Corp.	4,330	1,218,159
Ferguson Enterprises, Inc.	1,932	335,337
Flowserve Corp.	2,590	148,977
Fluor Corp.(a)	3,926	193,630
General Dynamics Corp.	1,767	465,587
General Electric Co.	1,780	296,886
Genpact Ltd.	5,080	218,186
Graco, Inc.	1,766	148,856
Hayward Holdings, Inc.(a)	50,840	777,344
Honeywell International, Inc.	1,645	371,589
Howmet Aerospace, Inc.	5,080	555,600
Hubbell, Inc.	669	280,237
IDEX Corp.	750	156,967
Ingersoll Rand, Inc.	2,302	208,239
ITT, Inc.	810	115,733
Johnson Controls International PLC	6,005	473,975
Lockheed Martin Corp.	1,156	561,747
Lyft, Inc. - Class A(a)	4,970	64,113
MasTec, Inc.(a)	2,220	302,231
MSA Safety, Inc.	1,222	202,571
Norfolk Southern Corp.	1,600	375,520
Otis Worldwide Corp.	5,609	519,449
PACCAR, Inc.	4,551	473,395
Parker-Hannifin Corp.	340	216,250
Regal Rexnord Corp.	870	134,963
Republic Services, Inc.	485	97,572
Rockwell Automation, Inc.	1,302	372,099
RTX Corp.	8,610	996,349
Simpson Manufacturing Co., Inc.	878	145,599

	Shares	Value
Stanley Black & Decker, Inc.	590	$47,371
Tetra Tech, Inc.	4,475	178,284
Textron, Inc.	1,919	146,784
Timken Co.	3,100	221,247
Trane Technologies PLC	549	202,773
TransUnion	3,498	324,300
United Airlines Holdings, Inc.(a)	650	63,115
United Parcel Service, Inc. - Class B	300	37,830
Verisk Analytics, Inc.	886	244,031
Watsco, Inc.	689	326,510
Watts Water Technologies, Inc. - Class A	2,583	525,124
Westinghouse Air Brake Technologies Corp.	1,897	359,652
Woodward, Inc.	87	14,479
		18,869,652
Information Technology - 12.7%
Accenture PLC - Class A	1,611	566,734
Analog Devices, Inc.	5,209	1,106,704
Applied Materials, Inc.	1,482	241,018
Atlassian Corp. - Class A(a)	327	79,585
Autodesk, Inc.(a)	1,511	446,606
Cadence Design Systems, Inc.(a)	2,258	678,439
Capgemini SE	1,979	324,199
Cisco Systems, Inc.	20,570	1,217,744
Cognizant Technology Solutions Corp. - Class A	3,258	250,540
Corning, Inc.	10,600	503,712
F5, Inc.(a)	9,534	2,397,515
Fortinet, Inc.(a)	2,520	238,090
Gen Digital, Inc.	2,610	71,462
Keysight Technologies, Inc.(a)	4,440	713,197
KLA Corp.	448	282,294
Lam Research Corp.	5,910	426,879
LiveRamp Holdings, Inc.(a)	1,494	45,373
Manhattan Associates, Inc.(a)	747	201,869
Micron Technology, Inc.	7,476	629,180
Microsoft Corp.	5,473	2,306,870
Motorola Solutions, Inc.	410	189,514
NetApp, Inc.	5,230	607,098
PTC, Inc.(a)	1,185	217,886
QUALCOMM, Inc.	1,020	156,692
Salesforce, Inc.	3,614	1,208,269
Synopsys, Inc.(a)	705	342,179
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3,308	653,297
TD SYNNEX Corp.	140	16,419
TE Connectivity PLC	4,508	644,509
Telefonaktiebolaget LM Ericsson - ADR	206,382	1,663,439
Twilio, Inc. - Class A(a)	520	56,202
VeriSign, Inc.(a)	422	87,337
Workday, Inc. - Class A(a)	7,629	1,968,511
Zebra Technologies Corp. - Class A(a)	210	81,106
		20,620,468

The accompanying notes are an integral part of these financial statements.

13

Large Company Value Portfolio
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Materials - 2.6%
Alcoa Corp.	264	$9,974
Corteva, Inc.	5,845	332,931
CRH PLC	5,069	468,984
Eagle Materials, Inc.	110	27,143
Ecolab, Inc.	190	44,521
Franco-Nevada Corp.	2,801	329,156
Freeport-McMoRan, Inc.	13,260	504,941
Martin Marietta Materials, Inc.	827	427,145
NewMarket Corp.	274	144,768
Olin Corp.	16,290	550,602
Packaging Corp. of America	200	45,026
Royal Gold, Inc.	2,104	277,412
RPM International, Inc.	1,528	188,036
Sherwin-Williams Co.	272	92,461
Vulcan Materials Co.	2,138	549,958
Wheaton Precious Metals Corp.	4,015	225,993
		4,219,051
Real Estate - 0.5%
CBRE Group, Inc. - Class A(a)	5,909	775,792
CoStar Group, Inc.(a)	930	66,579
		842,371
Utilities - 3.0%
American Electric Power Co., Inc.	980	90,385
Clearway Energy, Inc. - Class A	4,050	99,023
Clearway Energy, Inc. - Class C	7,630	198,380
Dominion Energy, Inc.	18,300	985,638
Duke Energy Corp.	1,100	118,514
Entergy Corp.	1,540	116,763
Evergy, Inc.	7,820	481,321
Eversource Energy	3,540	203,302
Exelon Corp.	9,230	347,417
IDACORP, Inc.	240	26,227
NextEra Energy, Inc.	6,580	471,720
NRG Energy, Inc.	2,800	252,616
PPL Corp.	27,493	892,423
Public Service Enterprise Group, Inc.	4,090	345,564
Southern Co.	2,061	169,662
Vistra Corp.	40	5,515
Xcel Energy, Inc.	970	65,494
		4,869,964
TOTAL COMMON STOCKS (Cost $102,017,071)		127,716,461
AFFILIATED REGISTERED INVESTMENT COMPANIES - 3.4%
Voya VACS Series EMHCD Fund	124	1,251
Voya VACS Series HYB Fund	88,135	903,384
Voya VACS Series SC Fund - Class SC	447,274	4,687,429
TOTAL AFFILIATED REGISTERED INVESTMENT COMPANIES (Cost $5,695,014)		5,592,064

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.1%
BBCMS Trust, Series 2021-C10, Class XA, 1.21%, 07/15/2054 (Callable 05/15/2031)(b)(c)	$936,490	$52,320
Benchmark Mortgage Trust, Series 2024-V11, Class A3, 5.91%, 11/15/2057 (Callable 11/15/2029)(c)	250,000	257,210
BX Trust
Series 2022-CSMO, Class B, 7.54% (1 mo. Term SOFR + 3.14%), 06/15/2027(d)	100,000	100,625
Series 2022-LBA6, Class A, 5.40% (1 mo. Term SOFR + 1.00%), 01/15/2039(d)	200,000	200,000
Series 2022-PSB, Class A, 6.85% (1 mo. Term SOFR + 2.45%), 08/15/2039(d)	102,190	102,445
Series 2024-XL4, Class B, 6.19% (1 mo. Term SOFR + 1.79%), 02/15/2039(d)	97,201	97,201
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2020-C9, Class XA, 1.70%, 09/15/2053 (Callable 06/15/2030)(b)(c)	449,995	21,961
CSTL Commercial Mortgage Trust, Series 2024-GATE, Class A, 4.76%, 11/10/2041(c)(d)	100,000	97,103
DK Trust, Series 2024-SPBX, Class A, 5.90% (1 mo. Term SOFR + 1.50%), 03/15/2034(d)	125,000	125,312
Federal Home Loan Mortgage Corp.
Series 5410, Class DF, 6.02% (30 day avg SOFR US + 1.45%), 05/25/2054	434,577	435,266
Series K110, Class X1, 1.69%, 04/25/2030 (Callable 04/25/2030)(b)(c)	296,357	20,556
Series K118, Class X1, 0.95%, 09/25/2030 (Callable 06/25/2030)(b)(c)	592,341	25,911
Series K151, Class X1, 0.35%, 04/25/2030 (Callable 02/25/2030)(b)(c)	1,541,208	23,758
Federal National Mortgage Association
Series 2024-100, Class FD, 6.05% (30 day avg SOFR US + 1.45%), 06/25/2054	705,000	704,188
Series 2024-93, Class FL, 6.02% (30 day avg SOFR US + 1.45%), 12/25/2054	1,214,516	1,224,612
FS Commercial Mortgage Trust, Series 2024-HULA, Class A, 6.21% (1 mo. Term SOFR + 1.81%), 08/15/2039(d)	100,000	100,250

The accompanying notes are an integral part of these financial statements.

14

Large Company Value Portfolio
Schedule of Investments
December 31, 2024(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
GS Mortgage Securities Corp. II, Series 2024-FAIR, Class A, 5.88%, 07/15/2029(c)(d)	$175,000	$176,873
GS Mortgage-Backed Securities Trust, Series 2024-PJ9, Class A3, 5.00%, 02/25/2055 (Callable 01/25/2038)(c)(d)	94,123	90,417
JP Morgan Chase Commercial Mortgage Securities, Series 2019-ICON, Class A, 3.88%, 01/05/2034(d)	50,133	49,656
JP Morgan Mortgage Trust
Series 2015-3, Class A3, 3.50%, 05/25/2045 (Callable 01/25/2025)(c)(d)	30,544	27,331
Series 2017-2, Class A3, 3.50%, 05/25/2047 (Callable 12/25/2028)(c)(d)	29,234	25,685
Series 2018-5, Class A1, 3.50%, 10/25/2048 (Callable 05/25/2028)(c)(d)	52,757	46,390
Series 2019-1, Class A3, 4.00%, 05/25/2049 (Callable 01/25/2025)(c)(d)	7,406	6,776
Series 2019-INV3, Class A3, 3.50%, 05/25/2050 (Callable 05/25/2041)(c)(d)	46,010	40,423
Series 2020-2, Class A15, 3.50%, 07/25/2050 (Callable 05/25/2037)(c)(d)	36,664	31,824
Series 2022-6, Class A3, 3.00%, 11/25/2052 (Callable 07/25/2049)(c)(d)	169,968	142,202
Series 2023-2, Class A3A, 5.00%, 07/25/2053 (Callable 07/25/2032)(c)(d)	73,652	70,568
ONNI Commerical Mortgage Trust, Series 2024-APT, Class A, 5.57%, 07/15/2039(c)(d)	200,000	199,186
Provident Funding Mortgage Trust, Series 2021-J1, Class A10, 2.00%, 10/25/2051 (Callable 08/25/2045)(c)(d)	100,000	60,353
PSMC Trust, Series 2020-3, Class A1, 3.00%, 11/25/2050 (Callable 06/25/2037)(c)(d)	29,005	24,699
Sequoia Mortgage Trust
Series 2013-3, Class A2, 2.50%, 03/25/2043 (Callable 09/25/2025)(c)	40,491	34,373
Series 2019-CH2, Class A1, 4.50%, 08/25/2049 (Callable 01/25/2025)(c)(d)	460	456
Series 2020-4, Class A8, 2.50%, 11/25/2050 (Callable 07/25/2046)(c)(d)	100,000	70,823

	Par	Value
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/2041(d)	$140,000	$117,341
Tharaldson Hotel Portfolio Trust, Series 2023-THL, Class A, 6.99%, 12/10/2034(c)(d)	133,630	136,920
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A1, 3.00% (1 Month U.S. LIBOR + 0.00%), 05/25/2050 (Callable 12/25/2037)(c)(d)(e)	51,016	43,519
WF-RBS Commercial Mortgage Trust, Series 2014-C21, Class B, 4.21%, 08/15/2047 (Callable 01/15/2025)(c)	120,000	114,928
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,266,445)		5,099,461
CORPORATE BONDS - 3.1%
Communication Services - 0.2%
AT&T, Inc., 2.25%, 02/01/2032 (Callable 11/01/2031)	87,000	71,766
Meta Platforms, Inc., 3.50%, 08/15/2027 (Callable 07/15/2027)	11,000	10,635
T-Mobile USA, Inc.
2.25%, 02/15/2026 (Callable 01/13/2025)	74,000	71,900
2.05%, 02/15/2028 (Callable 12/15/2027)	28,000	25,670
Verizon Communications, Inc.
2.36%, 03/15/2032 (Callable 12/15/2031)	96,000	79,747
4.78%, 02/15/2035 (Callable 11/15/2034)(d)	42,000	39,987
Walt Disney Co., 2.00%, 09/01/2029 (Callable 06/01/2029)	42,000	37,259
		336,964
Consumer Discretionary - 0.2%
Amazon.com, Inc., 1.50%, 06/03/2030 (Callable 03/03/2030)	64,000	54,221
Home Depot, Inc., 1.50%, 09/15/2028 (Callable 07/15/2028)	60,000	53,672
Lowe’s Cos., Inc., 3.35%, 04/01/2027 (Callable 03/01/2027)	42,000	40,811
O’Reilly Automotive, Inc., 3.60%, 09/01/2027 (Callable 06/01/2027)	86,000	83,441
Ross Stores, Inc., 4.60%, 04/15/2025 (Callable 03/15/2025)	69,000	68,909
		301,054

The accompanying notes are an integral part of these financial statements.

15

Large Company Value Portfolio
Schedule of Investments
December 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Consumer Staples - 0.1%
Keurig Dr Pepper, Inc., 4.42%, 05/25/2025 (Callable 03/25/2025)	$7,000	$6,986
Nestle Holdings, Inc., 5.25%, 03/13/2026(d)	150,000	151,153
PepsiCo, Inc., 2.63%, 07/29/2029 (Callable 04/29/2029)	25,000	22,928
Walmart, Inc., 1.05%, 09/17/2026 (Callable 08/17/2026)	64,000	60,549
		241,616
Energy - 0.2%
Enbridge, Inc., 1.60%, 10/04/2026 (Callable 09/04/2026)	69,000	65,309
Enterprise Products Operating LLC, 2.80%, 01/31/2030 (Callable 10/31/2029)	46,000	41,537
Kinder Morgan, Inc., 1.75%, 11/15/2026 (Callable 10/15/2026)	45,000	42,664
MPLX LP, 2.65%, 08/15/2030 (Callable 05/15/2030)	16,000	13,976
Ovintiv, Inc., 5.38%, 01/01/2026 (Callable 10/01/2025)	60,000	60,175
Plains All American Pipeline LP / PAA Finance Corp., 4.65%, 10/15/2025 (Callable 07/15/2025)	60,000	59,847
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027 (Callable 09/15/2026)	34,000	34,014
		317,522
Financials - 1.1%
American Express Co., 2.25%, 03/04/2025 (Callable 02/03/2025)	40,000	39,910
American Honda Finance Corp., 1.20%, 07/08/2025	44,000	43,273
Aviation Capital Group LLC, 6.38%, 07/15/2030 (Callable 05/15/2030)(d)	24,000	25,091
Bank of America Corp.
4.00%, 01/22/2025	44,000	44,000
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)	194,000	185,077
3.59% to 07/21/2027 then 3 mo. Term SOFR + 1.63%, 07/21/2028 (Callable 07/21/2027)	26,000	25,165
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)	10,000	9,585

	Par	Value
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)	$103,000	$90,557
Bank of Nova Scotia, 2.70%, 08/03/2026	66,000	64,093
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/2028 (Callable 06/05/2028)(d)	62,000	55,185
2.50%, 01/10/2030 (Callable 10/10/2029)(d)	23,000	20,380
Capital One Financial Corp., 1.88% to 11/02/2026 then SOFR + 0.86%, 11/02/2027 (Callable 11/02/2026)	58,000	54,823
Fiserv, Inc.
3.85%, 06/01/2025 (Callable 03/01/2025)	39,000	38,841
5.45%, 03/02/2028 (Callable 02/02/2028)	60,000	60,946
Global Payments, Inc., 1.20% (SOFR Rate + 0.00%), 03/01/2026 (Callable 02/01/2026)	37,000	35,423
Goldman Sachs Group, Inc., 0.86% to 02/12/2025 then SOFR + 0.61%, 02/12/2026 (Callable 02/12/2025)	55,000	54,725
HSBC Holdings PLC, 2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)	200,000	179,609
JPMorgan Chase & Co.
2.08% to 04/22/2025 then SOFR + 1.85%, 04/22/2026 (Callable 04/22/2025)	78,000	77,315
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)	99,000	93,638
2.95% to 02/24/2027 then SOFR + 1.17%, 02/24/2028 (Callable 02/24/2027)	48,000	46,134
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029 (Callable 06/01/2028)	31,000	28,144
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)	8,000	6,606
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	43,000	36,744
Kite Realty Group LP, 4.00%, 10/01/2026 (Callable 07/01/2026)	30,000	29,487
Morgan Stanley
2.19% to 04/28/2025 then SOFR + 1.99%, 04/28/2026 (Callable 04/28/2025)	61,000	60,465
0.99% to 12/10/2025 then SOFR + 0.72%, 12/10/2026 (Callable 12/10/2025)	16,000	15,439
1.59% to 05/04/2026 then SOFR + 0.88%, 05/04/2027 (Callable 05/04/2026)	111,000	106,405

The accompanying notes are an integral part of these financial statements.

16

Large Company Value Portfolio
Schedule of Investments
December 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
1.51% to 07/20/2026 then SOFR + 0.86%, 07/20/2027 (Callable 07/20/2026)	$46,000	$43,774
6.30% to 10/18/2027 then SOFR + 2.24%, 10/18/2028 (Callable 10/18/2027)	26,000	26,929
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)	15,000	12,430
5.25% to 04/21/2033 then SOFR + 1.87%, 04/21/2034 (Callable 04/21/2033)	64,000	62,750
Royal Bank of Canada, 1.20%, 04/27/2026	50,000	47,812
Sumitomo Mitsui Trust Bank Ltd., 2.80%, 03/10/2027(d)	52,000	49,947
US Bancorp, 4.55% to 07/22/2027 then SOFR + 1.66%, 07/22/2028 (Callable 07/22/2027)	23,000	22,793
Wells Fargo & Co.
2.16% to 02/11/2025 then 3 mo. Term SOFR + 1.01%, 02/11/2026 (Callable 02/11/2025)	23,000	22,937
4.54% to 08/15/2025 then SOFR + 1.56%, 08/15/2026 (Callable 08/15/2025)	24,000	23,920
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028 (Callable 03/24/2027)	15,000	14,484
3.58% to 05/22/2027 then 3 mo. Term SOFR + 1.57%, 05/22/2028 (Callable 05/22/2027)	11,000	10,610
		1,865,446
Health Care - 0.4%
AbbVie, Inc., 3.80%, 03/15/2025 (Callable 01/18/2025)	74,000	73,817
Amgen, Inc., 5.15%, 03/02/2028 (Callable 02/02/2028)	63,000	63,354
CVS Health Corp.
3.88%, 07/20/2025 (Callable 04/20/2025)	148,000	146,897
1.75% (SOFR Rate + 0.00%), 08/21/2030 (Callable 05/21/2030)	54,000	43,860
HCA, Inc., 4.13%, 06/15/2029 (Callable 03/15/2029)	60,000	57,097
Johnson & Johnson, 1.30%, 09/01/2030 (Callable 06/01/2030)	60,000	50,084
Royalty Pharma PLC
1.20%, 09/02/2025 (Callable 08/02/2025)	38,000	37,051

	Par	Value
1.75%, 09/02/2027 (Callable 07/02/2027)	$107,000	$98,444
2.20%, 09/02/2030 (Callable 06/02/2030)	42,000	35,674
		606,278
Industrials - 0.1%
Carrier Global Corp., 2.72%, 02/15/2030 (Callable 11/15/2029)	77,000	69,010
Triton Container International Ltd., 2.05%, 04/15/2026 (Callable 03/15/2026)(d)	65,000	62,308
		131,318
Information Technology - 0.2%
Apple, Inc., 1.20%, 02/08/2028 (Callable 12/08/2027)	54,000	48,794
Broadcom, Inc., 3.46%, 09/15/2026 (Callable 07/15/2026)	43,000	42,128
Intel Corp., 3.70%, 07/29/2025 (Callable 04/29/2025)	24,000	23,841
Oracle Corp.
3.25%, 11/15/2027 (Callable 08/15/2027)	66,000	63,422
2.95%, 04/01/2030 (Callable 01/01/2030)	121,000	109,247
VMware LLC, 2.20%, 08/15/2031 (Callable 05/15/2031)	37,000	30,720
		318,152
Materials - 0.2%
Ecolab, Inc., 4.80%, 03/24/2030 (Callable 12/24/2029)	39,000	38,986
Nucor Corp., 4.30%, 05/23/2027 (Callable 04/23/2027)	41,000	40,655
Nutrien Ltd., 5.95%, 11/07/2025	59,000	59,517
PPG Industries, Inc., 1.20%, 03/15/2026 (Callable 02/15/2026)	68,000	65,005
Steel Dynamics, Inc., 1.65%, 10/15/2027 (Callable 08/15/2027)	47,000	43,207
		247,370
Real Estate - 0.1%
Equinix, Inc.
1.25%, 07/15/2025 (Callable 06/15/2025)	77,000	75,476
2.90%, 11/18/2026 (Callable 09/18/2026)	40,000	38,613

The accompanying notes are an integral part of these financial statements.

17

Large Company Value Portfolio
Schedule of Investments
December 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Real Estate - (Continued)
Realty Income Corp., 3.25%, 01/15/2031 (Callable 10/15/2030)	$69,000	$62,359
		176,448
Utilities - 0.3%
AES Corp., 1.38%, 01/15/2026 (Callable 12/15/2025)	45,000	43,301
Ameren Illinois Co., 3.80%, 05/15/2028 (Callable 02/15/2028)	47,000	45,639
Duke Energy Corp., 3.15%, 08/15/2027 (Callable 05/15/2027)	92,000	88,319
Entergy Corp., 0.90%, 09/15/2025 (Callable 08/15/2025)	61,000	59,278
NextEra Energy Capital Holdings, Inc., 4.63%, 07/15/2027 (Callable 06/15/2027)	70,000	69,959
Sierra Pacific Power Co., 2.60%, 05/01/2026 (Callable 02/01/2026)	74,000	72,042
Southwestern Electric Power Co., 1.65%, 03/15/2026 (Callable 02/15/2026)	45,000	43,342
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/2025 (Callable 03/01/2025)(d)	59,000	58,678
WEC Energy Group, Inc., 5.15%, 10/01/2027 (Callable 09/01/2027)	39,000	39,399
		519,957
TOTAL CORPORATE BONDS (Cost $5,201,580)		5,062,125
COLLATERALIZED LOAN OBLIGATIONS - 1.7%
Apidos CLO, Series 2015-23A, Class AR, 6.14% (3 mo. Term SOFR + 1.48%), 04/15/2033 (Callable 01/15/2025)(d)	250,000	250,310
Arbor Realty Trust, Inc., Series 2021-FL3, Class C, 6.36% (1 mo. Term SOFR + 1.96%), 08/15/2034 (Callable 01/15/2025)(d)	225,000	223,870
Benefit Street Partners CLO Ltd., Series 2019-19A, Class AR, 5.84% (3 mo. Term SOFR + 1.18%), 01/15/2033 (Callable 01/15/2025)(d)	250,000	250,252
CBAM Ltd., Series 2017-1A, Class AR2, 5.77% (3 mo. Term SOFR + 1.39%), 01/20/2038(d)	250,000	250,041
Greystone Commercial Real Estate Notes, Series 2021-FL3, Class C, 6.51% (1 mo. Term SOFR + 2.11%), 07/15/2039 (Callable 01/15/2025)(d)	225,000	223,230

	Par	Value
Madison Park Funding Ltd., Series 2016-21A, Class ABRR, 6.32% (3 mo. Term SOFR + 1.66%), 10/15/2032 (Callable 01/15/2025)(d)	$250,000	$250,100
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL6, Class C, 6.34% (1 mo. Term SOFR + 1.96%), 07/16/2036 (Callable 01/16/2025)(d)	225,000	219,921
Neuberger Berman CLO Ltd., Series 2019-34A, Class A1R, 5.86% (3 mo. Term SOFR + 1.24%), 01/20/2035 (Callable 01/20/2025)(d)	250,000	250,295
Octagon Investment Partners Ltd., Series 2020-3A, Class A1R2, 5.93% (3 mo. Term SOFR + 1.36%), 01/15/2038 (Callable 10/15/2026)(d)	250,000	250,500
OHA Loan Funding Ltd., Series 2015-1A, Class AR3, 6.03% (3 mo. Term SOFR + 1.41%), 01/19/2037 (Callable 01/19/2025)(d)	270,000	270,452
Palmer Square CLO Ltd., Series 2019-1A, Class A1R, 5.93% (3 mo. Term SOFR + 1.41%), 11/14/2034 (Callable 02/14/2025)(d)	250,000	250,403
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $2,690,646)		2,689,374
	Shares
REAL ESTATE INVESTMENT TRUSTS - 1.5%
Real Estate - 1.5%
Camden Property Trust	330	38,293
CubeSmart	1,350	57,848
EastGroup Properties, Inc.	810	129,997
EPR Properties	5,630	249,296
Equinix, Inc.	100	94,289
Equity Residential	7,790	559,010
Mid-America Apartment Communities, Inc.	199	30,759
National Storage Affiliates Trust	360	13,648
Park Hotels & Resorts, Inc.	23,210	326,565
SBA Communications Corp.	50	10,190
Simon Property Group, Inc.	1,740	299,645
STAG Industrial, Inc.	1,260	42,613
UDR, Inc.	3,570	154,974
VICI Properties, Inc.	1,310	38,265
Welltower, Inc.	3,618	455,977
		2,501,369
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,303,352)		2,501,369

The accompanying notes are an integral part of these financial statements.

18

Large Company Value Portfolio
Schedule of Investments
December 31, 2024(Continued)

	Par	Value
ASSET-BACKED SECURITIES - 1.5%
American Airlines Group, Inc.
Series 2015-2, 3.60%, 09/22/2027	$34,644	$33,411
Series 2016-1, 3.58%, 01/15/2028	1,239	1,183
Series 2016-2, 3.20%, 06/15/2028	11,331	10,591
CarMax Auto Owner Trust, Series 2023-3, Class B, 5.47%, 02/15/2029 (Callable 07/15/2027)	100,000	100,112
CNH Equipment Trust, Series 2023-A, Class A4, 4.77%, 10/15/2030 (Callable 12/15/2027)	200,000	200,706
COLT Funding LLC, Series 2021-2, Class A1, 0.92%, 08/25/2066 (Callable 01/25/2025)(c)(d)	128,849	104,458
Container Leasing International LLC, Series 2022-1A, Class A, 2.72%, 01/18/2047(d)	75,813	68,085
FedEx Corp., Series 2020-1AA, 1.88%, 02/20/2034	83,328	68,696
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 09/18/2028 (Callable 12/16/2026)	150,000	150,763
Harley-Davidson Customer Funding Corp., Series 2023-B, Class A4, 5.78%, 04/15/2031 (Callable 08/15/2027)	150,000	152,468
Kubota Credit Owner Trust, Series 2023-1A, Class A3, 5.02%, 06/15/2027 (Callable 12/15/2026)(d)	100,000	100,516
Laurel Road Prime Student Loan Trust, Series 2020-A, Class A2FX, 1.40%, 11/25/2050 (Callable 10/25/2028)(d)	64,451	58,519
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.82%, 06/22/2043 (Callable 07/20/2029)(d)	170,108	159,445
Series 2020-2A, Class A, 1.44%, 08/20/2046 (Callable 09/20/2032)(d)	42,736	36,298
Navient Student Loan Trust
Series 2020-GA, Class A, 1.17%, 09/16/2069 (Callable 01/15/2028)(d)	39,558	36,176
Series 2021-A, Class A, 0.84%, 05/15/2069 (Callable 09/15/2028)(d)	29,926	27,018
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 06/15/2033)(d)	156,990	155,674

	Par	Value
OneMain Financial Issuance Trust, Series 2023-1A, Class A, 5.50%, 06/14/2038 (Callable 06/14/2028)(d)	$100,000	$101,410
Oscar Finance Holdings 2 General, Inc. Association, Series 2021-1A, Class A4, 1.00%, 04/10/2028 (Callable 02/10/2025)(d)	47,317	46,601
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class C, 1.03%, 11/16/2026 (Callable 12/15/2025)(d)	100,000	98,553
Santander Consumer USA Holdings, Inc., Series 2024-4, Class B, 4.93%, 09/17/2029 (Callable 06/15/2028)	100,000	100,261
Santander Consumer USA, Inc., Series 2024-2, Class B, 4.52%, 07/16/2029 (Callable 07/16/2029)	100,000	99,133
SMB Private Education Loan Trust, Series 2020-PTB, Class A2A, 1.60%, 09/15/2054(d)	77,088	71,262
SoFi Professional Loan Program LLC, Series 2018-B, Class A2FX, 3.34%, 08/25/2047 (Callable 12/25/2025)(d)	10,680	10,586
Sunnova Energy International, Inc., Series 2020-AA, Class A, 2.98%, 06/20/2047 (Callable 06/20/2027)(d)	98,096	85,091
Sunrun, Inc., Series 2020-1A, Class A, 2.21%, 07/31/2051(d)	123,340	109,389
Verus Securitization Trust, Series 2021-3, Class A1, 1.05%, 06/25/2066 (Callable 01/25/2025)(c)(d)	133,281	110,342
Westlake Automobile Receivables Trust, Series 2022-2A, Class B, 4.31%, 09/15/2027 (Callable 06/15/2026)(d)	34,332	34,328
World Omni Auto Receivables Trust, Series 2024-C, Class B, 4.68%, 07/15/2030 (Callable 01/15/2028)	100,000	99,072
TOTAL ASSET-BACKED SECURITIES (Cost $2,522,107)		2,430,147
U.S. TREASURY SECURITIES - 0.3%
United States Treasury Note/Bond
3.00%, 07/15/2025	15,000	14,902
2.63%, 01/31/2026	1,000	983
4.13%, 06/15/2026	33,000	32,943
0.88%, 09/30/2026	60,200	56,814
1.25%, 11/30/2026	90,100	85,187
4.25%, 11/30/2026	15,000	15,000

The accompanying notes are an integral part of these financial statements.

19

Large Company Value Portfolio
Schedule of Investments
December 31, 2024(Continued)

	Par	Value
U.S. TREASURY SECURITIES - (Continued)
4.25%, 12/31/2026	$89,800	$89,814
1.50%, 01/31/2027	9,900	9,362
2.75%, 04/30/2027	300	290
3.25%, 06/30/2027	500	488
4.00%, 12/15/2027	55,000	54,588
1.25%, 09/30/2028	700	626
4.13%, 10/31/2029	6,000	5,933
2.75%, 08/15/2032	5,100	4,525
4.13%, 11/15/2032	4,300	4,196
3.50%, 02/15/2033	24,600	22,893
4.25%, 11/15/2034	15,000	14,618
TOTAL U.S. TREASURY SECURITIES (Cost $422,337)		413,162
TOTAL INVESTMENTS - 93.4% (Cost $126,118,552)		$151,504,163
Money Market Deposit Account - 4.1%(f)		6,564,892
Other Assets in Excess of Liabilities - 2.5%		3,999,736
TOTAL NET ASSETS - 100.0%		$162,068,791

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
LIBOR - London Interbank Offered Rate
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SA/NV - Societe Anonime/Naamloze Vennootschap
SE - Societas Europeae
SOFR - Secured Overnight Financing Rate
(a)	Non-income producing security.
(b)	Interest only security.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2024.

(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $6,750,233 or 4.2% of the Fund’s net assets.

(e)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2024 was 4.24%.

The accompanying notes are an integral part of these financial statements.

20

Large Company Value Portfolio
Schedule of Futures Contracts
December 31, 2024

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	2	03/20/2025	$222,625	$(2,629)
				$(2,629)

Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	(5)	03/20/2025	$543,750	$3,677
U.S. Treasury 2 Year Notes	(17)	03/31/2025	3,495,359	(1,618)
U.S. Treasury 5 Year Notes	(10)	03/31/2025	1,063,047	4,293
U.S. Treasury Long Bonds	(6)	03/20/2025	683,063	14,612
U.S. Treasury Ultra Bonds	(4)	03/20/2025	475,625	13,522
				$34,486
Net Unrealized Appreciation (Depreciation)				$31,857

The accompanying notes are an integral part of these financial statements.

21

Large Company Value Portfolio
Schedule of Total Return Swap Contracts
December 31, 2024

Reference Entity	Counterparty	Pay/Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Russell 1000 Value Total Return Index	Morgan Stanley	Receive	EFFR + 0.42%	Termination	02/04/2025	$31,987,455	$3,818,803
Net Unrealized Appreciation (Depreciation)							$3,818,803

There are no upfront payments or receipts associated with total return swaps in the Fund as of December 31, 2024.
EFFR - Effective Federal Funds Rate was 4.33% as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

22

Small Company Growth Portfolio
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 98.1%
Communication Services - 1.0%
Anterix, Inc.(a)	51	$1,564
Bumble, Inc. - Class A(a)	395	3,215
Cargurus, Inc.(a)	1,356	49,548
Cogent Communications Holdings, Inc.	956	73,679
EverQuote, Inc. - Class A(a)	1,953	39,040
EW Scripps Co. - Class A(a)	1,190	2,630
Gambling.com Group Ltd.(a)	1,248	17,572
Magnite, Inc.(a)	1,427	22,718
MediaAlpha, Inc. - Class A(a)	419	4,731
Shutterstock, Inc.	580	17,603
Vimeo, Inc.(a)	1,082	6,925
Yelp, Inc.(a)	408	15,790
		255,015
Consumer Discretionary - 12.4%
Abercrombie & Fitch Co. - Class A(a)	274	40,955
Academy Sports & Outdoors, Inc.	610	35,093
Boot Barn Holdings, Inc.(a)	1,380	209,512
Brinker International, Inc.(a)	100	13,229
Carvana Co.(a)	128	26,030
Cavco Industries, Inc.(a)	11	4,909
Century Communities, Inc.	419	30,738
Champion Homes, Inc.(a)	3,177	279,894
Cheesecake Factory, Inc.	772	36,624
Coursera, Inc.(a)	436	3,706
First Watch Restaurant Group, Inc.(a)	5,956	110,841
Fox Factory Holding Corp.(a)	1,950	59,026
Frontdoor, Inc.(a)	1,943	106,224
Genius Sports Ltd.(a)	5,765	49,867
Installed Building Products, Inc.	324	56,781
KB Home	118	7,755
Kura Sushi USA, Inc. - Class A(a)	1,211	109,692
Leslie’s, Inc.(a)	369	823
Lovesac Co.(a)	4,038	95,539
M/I Homes, Inc.(a)	33	4,387
Mister Car Wash, Inc.(a)	5,875	42,829
Modine Manufacturing Co.(a)	838	97,149
OneSpaWorld Holdings Ltd.	16,946	337,225
Peloton Interactive, Inc. - Class A(a)	1,758	15,295
Revolve Group, Inc.(a)	684	22,907
Rush Street Interactive, Inc.(a)	1,900	26,068
Shake Shack, Inc. - Class A(a)	263	34,137
Steven Madden Ltd.	5,124	217,872
Stride, Inc.(a)	657	68,282
Sweetgreen, Inc. - Class A(a)	411	13,177
Texas Roadhouse, Inc.	2,655	479,042
TopBuild Corp.(a)	295	91,845
Tri Pointe Homes, Inc.(a)	678	24,584
Universal Technical Institute, Inc.(a)	6,167	158,554
Warby Parker, Inc. - Class A(a)	644	15,591
Wingstop, Inc.	190	53,998
Wolverine World Wide, Inc.	3,536	78,499

	Shares	Value
XPEL, Inc.(a)	106	$4,234
Xponential Fitness, Inc. - Class A(a)	239	3,215
		3,066,128
Consumer Staples - 4.5%
Cal-Maine Foods, Inc.	365	37,566
Chefs’ Warehouse, Inc.(a)	3,208	158,219
elf Beauty, Inc.(a)	1,010	126,805
J & J Snack Foods Corp.	1,159	179,796
Lifeway Foods, Inc.(a)	553	13,714
PriceSmart, Inc.	379	34,932
Sprouts Farmers Market, Inc.(a)	2,688	341,564
SunOpta, Inc.(a)	17,606	135,566
Vita Coco Co., Inc.(a)	1,489	54,959
Vital Farms, Inc.(a)	652	24,574
		1,107,695
Energy - 4.7%
ChampionX Corp.	322	8,755
Excelerate Energy, Inc. - Class A	12,200	369,050
Kinetik Holdings, Inc.	230	13,043
Magnolia Oil & Gas Corp. - Class A	8,925	208,667
Oceaneering International, Inc.(a)	9,119	237,824
Permian Resources Corp.	20,980	301,692
SM Energy Co.	367	14,225
		1,153,256
Financials - 9.6%
Artisan Partners Asset Management, Inc. - Class A	1,823	78,480
BancFirst Corp.	277	32,459
Bancorp, Inc.(a)	392	20,631
Cadence Bank	5,058	174,248
Coastal Financial Corp.(a)	989	83,976
Cohen & Steers, Inc.	44	4,063
Diamond Hill Investment Group, Inc.	41	6,359
Esquire Financial Holdings, Inc.	739	58,751
First BanCorp/Puerto Rico	210	3,904
First Financial Bankshares, Inc.	2,105	75,885
Goosehead Insurance, Inc. - Class A(a)	815	87,384
Hamilton Lane, Inc. - Class A	536	79,355
Home BancShares, Inc.	10,397	294,235
I3 Verticals, Inc. - Class A(a)	5,763	132,780
Marex Group PLC	1,588	49,498
Mercury General Corp.	405	26,924
Mr Cooper Group, Inc.(a)	664	63,751
NerdWallet, Inc. - Class A(a)	3,218	42,799
Nicolet Bankshares, Inc.	110	11,540
Palomar Holdings, Inc.(a)	410	43,292
Perella Weinberg Partners	6,900	164,496
PROG Holdings, Inc.	736	31,103
Repay Holdings Corp.(a)	17,960	137,035
Root, Inc./OH(a)	100	7,259
StepStone Group, Inc. - Class A	935	54,118
StoneX Group, Inc.(a)	323	31,644

The accompanying notes are an integral part of these financial statements.

23

Small Company Growth Portfolio
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - (Continued)
Texas Capital Bancshares, Inc.(a)	1,598	$124,964
Triumph Financial, Inc.(a)	2,518	228,836
Trupanion, Inc.(a)	476	22,943
Universal Insurance Holdings, Inc.	640	13,478
Upstart Holdings, Inc.(a)	785	48,332
Victory Capital Holdings, Inc. - Class A	1,187	77,701
Virtus Investment Partners, Inc.	26	5,735
WisdomTree, Inc.	4,613	48,437
		2,366,395
Health Care - 22.1%
ACADIA Pharmaceuticals, Inc.(a)	4,208	77,217
Accuray, Inc.(a)	4,488	8,886
Actinium Pharmaceuticals, Inc.(a)	1,814	2,286
Adaptive Biotechnologies Corp.(a)	1,380	8,273
Addus HomeCare Corp.(a)	227	28,454
ADMA Biologics, Inc.(a)	599	10,273
agilon health, Inc.(a)	4,049	7,693
Alkermes PLC(a)	2,163	62,208
ALX Oncology Holdings, Inc.(a)	4,060	6,780
Amicus Therapeutics, Inc.(a)	430	4,051
ANI Pharmaceuticals, Inc.(a)	3,434	189,832
Apogee Therapeutics, Inc.(a)	175	7,928
Arcturus Therapeutics Holdings, Inc.(a)	265	4,497
Arcutis Biotherapeutics, Inc.(a)	996	13,874
Ardelyx, Inc.(a)	14,045	71,208
Aurinia Pharmaceuticals, Inc.(a)	1,883	16,909
BioCryst Pharmaceuticals, Inc.(a)	2,680	20,154
BioLife Solutions, Inc.(a)	5,027	130,501
Blueprint Medicines Corp.(a)	352	30,701
CareDx, Inc.(a)	1,151	24,643
Catalyst Pharmaceuticals, Inc.(a)	4,595	95,898
Celldex Therapeutics, Inc.(a)	423	10,689
Cerus Corp.(a)	13,179	20,296
CG oncology, Inc.(a)	895	25,669
Chemed Corp.	458	242,648
ChromaDex Corp.(a)	5,843	30,997
Codexis, Inc.(a)	591	2,819
Coherus Biosciences, Inc.(a)	3,531	4,873
Collegium Pharmaceutical, Inc.(a)	752	21,545
CONMED Corp.	2,116	144,819
Corcept Therapeutics, Inc.(a)	713	35,928
CVRx, Inc.(a)	476	6,031
Denali Therapeutics, Inc.(a)	199	4,056
Dianthus Therapeutics, Inc.(a)	213	4,643
Edgewise Therapeutics, Inc.(a)	2,710	72,357
Embecta Corp.	236	4,873
Ensign Group, Inc.	564	74,933
Foghorn Therapeutics, Inc.(a)	324	1,529
Geron Corp.(a)	1,119	3,961
Haemonetics Corp.(a)	427	33,340
Halozyme Therapeutics, Inc.(a)	1,426	68,177

	Shares	Value
Harmony Biosciences Holdings, Inc.(a)	497	$17,102
Harrow, Inc.(a)	568	19,056
Harvard Bioscience, Inc.(a)	45,014	94,980
HealthEquity, Inc.(a)	3,168	303,970
Heron Therapeutics, Inc.(a)(b)	2,116	3,237
Hims & Hers Health, Inc.(a)	1,192	28,823
Immunome, Inc.(a)	1,793	19,042
Innoviva, Inc.(a)	587	10,184
Insmed, Inc.(a)	275	18,986
Iovance Biotherapeutics, Inc.(a)	1,835	13,579
iRadimed Corp.	2,264	124,520
Joint Corp.(a)	844	8,972
Kiniksa Pharmaceuticals International PLC(a)	4,505	89,109
Krystal Biotech, Inc.(a)	388	60,784
Kymera Therapeutics, Inc.(a)	38	1,529
LeMaitre Vascular, Inc.	5,075	467,611
LifeMD, Inc.(a)	1,468	7,267
Ligand Pharmaceuticals, Inc.(a)	263	28,180
Madrigal Pharmaceuticals, Inc.(a)	51	15,737
Medpace Holdings, Inc.(a)	729	242,196
Merit Medical Systems, Inc.(a)	1,445	139,760
Mesa Laboratories, Inc.	1,443	190,288
MiMedx Group, Inc.(a)	5,035	48,437
Mind Medicine MindMed, Inc.(a)	1,311	9,125
MoonLake Immunotherapeutics(a)	1,530	82,850
NeoGenomics, Inc.(a)	1,234	20,336
Novocure Ltd.(a)	878	26,164
Nuvalent, Inc. - Class A(a)	167	13,073
OrthoPediatrics Corp.(a)	5,802	134,490
Ovid therapeutics, Inc.(a)	1,686	1,574
Pacific Biosciences of California, Inc.(a)(b)	611	1,118
Pacira BioSciences, Inc.(a)	326	6,142
Paragon 28, Inc.(a)	2,224	22,974
Perspective Therapeutics, Inc.(a)	307	979
Phathom Pharmaceuticals, Inc.(a)	424	3,443
Phibro Animal Health Corp. - Class A	154	3,234
Pliant Therapeutics, Inc.(a)	4,655	61,306
Privia Health Group, Inc.(a)	784	15,327
PROCEPT BioRobotics Corp.(a)	379	30,517
Protagonist Therapeutics, Inc.(a)	541	20,883
PTC Therapeutics, Inc.(a)	476	21,487
Puma Biotechnology, Inc.(a)	1,791	5,463
RadNet, Inc.(a)	236	16,482
RAPT Therapeutics, Inc.(a)	922	1,457
Recursion Pharmaceuticals, Inc. - Class A(a)(b)	799	5,401
Repligen Corp.(a)	1,965	282,842
Revance Therapeutics, Inc.(a)	505	1,535
Rigel Pharmaceuticals, Inc.(a)	738	12,413
Sage Therapeutics, Inc.(a)	456	2,476
Schrodinger, Inc.(a)	202	3,897
SI-BONE, Inc.(a)	9,200	128,984

The accompanying notes are an integral part of these financial statements.

24

Small Company Growth Portfolio
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
Simulations Plus, Inc.	4,270	$119,090
Solid Biosciences, Inc.(a)	262	1,048
SpringWorks Therapeutics, Inc.(a)	1,801	65,070
STAAR Surgical Co.(a)	394	9,570
Stevanato Group SpA	5,165	112,545
Stoke Therapeutics, Inc.(a)	6,963	76,802
Supernus Pharmaceuticals, Inc.(a)	441	15,947
Syndax Pharmaceuticals, Inc.(a)	8,108	107,188
Tandem Diabetes Care, Inc.(a)	152	5,475
Taysha Gene Therapies, Inc.(a)	46,895	81,128
TG Therapeutics, Inc.(a)	2,312	69,591
Treace Medical Concepts, Inc.(a)	487	3,623
Twist Bioscience Corp.(a)	309	14,359
UFP Technologies, Inc.(a)	179	43,767
Veracyte, Inc.(a)	219	8,672
Vericel Corp.(a)	1,133	62,213
Viking Therapeutics, Inc.(a)	129	5,191
WaVe Life Sciences Ltd.(a)	1,172	14,498
Xenon Pharmaceuticals, Inc.(a)	2,640	103,488
XOMA Royalty Corp.(a)	138	3,627
Zentalis Pharmaceuticals, Inc.(a)	2,259	6,845
		5,455,507
Industrials - 20.9%
AAON, Inc.	3,090	363,631
ACV Auctions, Inc. - Class A(a)	773	16,697
AeroVironment, Inc.(a)	87	13,388
American Superconductor Corp.(a)	467	11,502
Apogee Enterprises, Inc.	667	47,631
Archer Aviation, Inc. - Class A(a)	9,601	93,610
Argan, Inc.	665	91,132
Aris Water Solutions, Inc. - Class A	11,921	285,508
Array Technologies, Inc.(a)	901	5,442
AZEK Co., Inc.(a)	2,570	121,998
Beacon Roofing Supply, Inc.(a)	701	71,208
Bloom Energy Corp. - Class A(a)	799	17,746
Blue Bird Corp.(a)	581	22,444
Brookfield Business Corp.	234	5,677
Casella Waste Systems, Inc. - Class A(a)	3,330	352,347
Chart Industries, Inc.(a)	136	25,954
Cimpress PLC(a)	52	3,729
Columbus McKinnon Corp.	4,354	162,143
Comfort Systems USA, Inc.	120	50,887
Construction Partners, Inc. - Class A(a)	448	39,630
CSW Industrials, Inc.	105	37,044
DXP Enterprises, Inc.(a)	42	3,470
Dycom Industries, Inc.(a)	121	21,061
EMCOR Group, Inc.	6	2,723
ESCO Technologies, Inc.	65	8,659
ExlService Holdings, Inc.(a)	2,495	110,728
Exponent, Inc.	274	24,413
Federal Signal Corp.	3,472	320,778

	Shares	Value
FTAI Aviation Ltd.	522	$75,189
Gates Industrial Corp. PLC(a)	4,774	98,201
Granite Construction, Inc.	875	76,746
Griffon Corp.	412	29,363
Herc Holdings, Inc.	91	17,229
Huron Consulting Group, Inc.(a)	408	50,698
Interface, Inc.	495	12,053
John Bean Technologies Corp.	228	28,979
Limbach Holdings, Inc.(a)	136	11,633
Mayville Engineering Co., Inc.(a)	11,377	178,847
McGrath RentCorp	885	98,961
MSA Safety, Inc.	1,240	205,555
Mueller Industries, Inc.	1,266	100,470
Mueller Water Products, Inc. - Class A	4,340	97,650
NEXTracker, Inc. - Class A(a)	100	3,653
Parsons Corp.(a)	202	18,635
Paylocity Holding Corp.(a)	1,345	268,287
Pitney Bowes, Inc.	5,799	41,985
Powell Industries, Inc.	179	39,675
Primoris Services Corp.	856	65,398
Saia, Inc.(a)	390	177,735
Simpson Manufacturing Co., Inc.	870	144,272
Spire Global, Inc.(a)	2,663	37,468
Sterling Infrastructure, Inc.(a)	632	106,460
Sun Country Airlines Holdings, Inc.(a)	2,231	32,528
Titan Machinery, Inc.(a)	5,451	77,023
TPI Composites, Inc.(a)(b)	2,299	4,345
Transcat, Inc.(a)	1,321	139,683
Trinity Industries, Inc.	1,255	44,051
UL Solutions, Inc.	2,425	120,959
Upwork, Inc.(a)	1,605	26,242
Viad Corp.(a)	2,218	94,287
WillScot Mobile Mini Holdings Corp.(a)	7,490	250,541
Xometry, Inc. - Class A(a)	479	20,434
Zurn Elkay Water Solutions Corp.	887	33,085
		5,159,500
Information Technology - 20.0%
908 Devices, Inc.(a)	43,307	95,275
ACI Worldwide, Inc.(a)	468	24,294
ACM Research, Inc. - Class A(a)	573	8,652
Advanced Energy Industries, Inc.	13	1,503
Agilysys, Inc.(a)	265	34,903
Alarm.com Holdings, Inc.(a)	294	17,875
Alkami Technology, Inc.(a)	65	2,384
Ambarella, Inc.(a)	220	16,003
Appfolio, Inc. - Class A(a)	1,221	301,245
Arlo Technologies, Inc.(a)	661	7,397
Arteris, Inc.(a)	15,643	159,402
AudioEye, Inc.(a)	723	10,997
AvePoint, Inc.(a)	4,476	73,899
Axcelis Technologies, Inc.(a)	28	1,956
Backblaze, Inc. - Class A(a)	2,273	13,683
Badger Meter, Inc.	525	111,363

The accompanying notes are an integral part of these financial statements.

25

Small Company Growth Portfolio
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Bel Fuse, Inc. - Class B	1,989	$164,033
Belden, Inc.	83	9,347
BlackLine, Inc.(a)	774	47,028
Box, Inc. - Class A(a)	3,310	104,596
CEVA, Inc.(a)	5,019	158,349
Clear Secure, Inc. - Class A	1,612	42,944
Clearwater Analytics Holdings, Inc. - Class A(a)	311	8,559
Commvault Systems, Inc.(a)	735	110,919
Credo Technology Group Holding Ltd.(a)	621	41,737
Digimarc Corp.(a)	1,596	59,770
DigitalOcean Holdings, Inc.(a)	802	27,324
DoubleVerify Holdings, Inc.(a)	5,557	106,750
Fabrinet(a)	571	125,552
FormFactor, Inc.(a)	798	35,112
Freshworks, Inc. - Class A(a)	2,003	32,389
Guidewire Software, Inc.(a)	2,270	382,677
Harmonic, Inc.(a)	2,004	26,513
Impinj, Inc.(a)	275	39,947
indie Semiconductor, Inc. - Class A(a)	17,874	72,390
InterDigital, Inc.	303	58,697
Itron, Inc.(a)	970	105,323
MARA Holdings, Inc.(a)	512	8,586
Napco Security Technologies, Inc.	246	8,748
nCino, Inc.(a)	4,180	140,364
OneSpan, Inc.(a)	1,551	28,756
Onto Innovation, Inc.(a)	72	12,000
PDF Solutions, Inc.(a)	10,275	278,247
Pegasystems, Inc.	6,045	563,394
Porch Group, Inc.(a)	700	3,444
Progress Software Corp.	412	26,842
PROS Holdings, Inc.(a)	5,580	122,537
Q2 Holdings, Inc.(a)	413	41,568
Qualys, Inc.(a)	777	108,951
Rambus, Inc.(a)	541	28,597
Rapid7, Inc.(a)	344	13,839
Red Violet, Inc.(a)	863	31,241
SEMrush Holdings, Inc. - Class A(a)	3,022	35,901
SiTime Corp.(a)	23	4,934
SkyWater Technology, Inc.(a)	889	12,268
Sprout Social, Inc. - Class A(a)	310	9,520
SPS Commerce, Inc.(a)	337	62,005
Tenable Holdings, Inc.(a)	1,157	45,563
Varonis Systems, Inc.(a)	531	23,592
Veeco Instruments, Inc.(a)	4,923	131,936
Verint Systems, Inc.(a)	435	11,941
Workiva, Inc.(a)	4,882	534,579
Yext, Inc.(a)	2,425	15,423
		4,945,563

	Shares	Value
Materials - 2.3%
Balchem Corp.	356	$58,026
Cabot Corp.	474	43,281
Carpenter Technology Corp.	81	13,747
Century Aluminum Co.(a)	1,672	30,464
Ferroglobe Representation & Warranty Insurance Trust(a)(c)	840	0
Hecla Mining Co.	3,007	14,764
Kaiser Aluminum Corp.	131	9,205
Knife River Corp.(a)	479	48,686
Materion Corp.	1,373	135,762
Quaker Chemical Corp.	1,179	165,956
Sylvamo Corp.	701	55,393
		575,284
Real Estate - 0.4%
Compass, Inc. - Class A(a)	7,108	41,582
Opendoor Technologies, Inc.(a)	2,683	4,293
Real Brokerage, Inc.(a)	5,267	24,228
St Joe Co.	428	19,230
		89,333
Utilities - 0.2%
Brookfield Infrastructure Corp. - Class A	561	22,445
Otter Tail Corp.	513	37,880
		60,325
TOTAL COMMON STOCKS (Cost $18,967,457)		24,234,001
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Real Estate - 0.5%
Alexander’s, Inc.	234	46,814
Armada Hoffler Properties, Inc.	583	5,964
Gladstone Commercial Corp.	743	12,067
National Health Investors, Inc.	423	29,314
Phillips Edison & Co., Inc.	242	9,065
Saul Centers, Inc.	124	4,811
UMH Properties, Inc.	602	11,366
		119,401
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $118,302)		119,401
TOTAL INVESTMENTS - 98.6% (Cost $19,085,759)		$24,353,402
Money Market Deposit Account - 1.6%(d)(e)		394,043
Liabilities in Excess of Other Assets - (0.2)%		(61,180)
TOTAL NET ASSETS - 100.0%		$24,686,265

The accompanying notes are an integral part of these financial statements.

26

Small Company Growth Portfolio
Schedule of Investments
December 31, 2024(Continued)
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $12,198 which represented 0.0% of net assets.
(c)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2024.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2024, was 4.24%.

(e)
All or a portion of security has been pledged as collateral for securities lending. The total value of assets committed as collateral as of December 31, 2024, is $13,100 which represented 0.1% of net assets.

The accompanying notes are an integral part of these financial statements.

27

Small Company Value Portfolio
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 91.8%
Communication Services - 1.3%
AMC Entertainment Holdings, Inc.(a)	14,510	$57,750
AMC Networks, Inc. - Class A(a)	2,170	21,483
AST SpaceMobile, Inc.(a)	1,370	28,907
Bandwidth, Inc. - Class A(a)	430	7,318
Bumble, Inc. - Class A(a)	2,730	22,222
Emerald Holding, Inc.	1,150	5,543
EW Scripps Co. - Class A(a)	9,570	21,150
Lumen Technologies, Inc.(a)	7,070	37,542
Magnite, Inc.(a)	1,400	22,288
National CineMedia, Inc.(a)	1,040	6,905
Shutterstock, Inc.	880	26,708
Stagwell, Inc.(a)	3,510	23,096
TEGNA, Inc.	1,690	30,910
ZoomInfo Technologies, Inc.(a)	1,590	16,711
		328,533
Consumer Discretionary - 10.0%
Accel Entertainment, Inc.(a)	1,490	15,913
Adient PLC(a)	2,603	44,850
Adtalem Global Education, Inc.(a)	696	63,232
Advance Auto Parts, Inc.	700	33,103
Asbury Automotive Group, Inc.(a)	120	29,164
Beazer Homes USA, Inc.(a)	270	7,414
Bloomin’ Brands, Inc.	2,290	27,961
Carter’s, Inc.	440	23,844
Carvana Co.(a)	50	10,168
Century Communities, Inc.	1,317	96,615
Cheesecake Factory, Inc.	335	15,892
Cooper-Standard Holdings, Inc.(a)	201	2,726
Dave & Buster’s Entertainment, Inc.(a)	520	15,179
Denny’s Corp.(a)	4,100	24,805
El Pollo Loco Holdings, Inc.(a)	1,260	14,540
Everi Holdings, Inc.(a)	2,950	39,854
Flexsteel Industries, Inc.	90	4,891
Fox Factory Holding Corp.(a)	700	21,189
Frontdoor, Inc.(a)	876	47,891
G-III Apparel Group Ltd.(a)	890	29,032
Goodyear Tire & Rubber Co.(a)	1,990	17,910
Green Brick Partners, Inc.(a)	1,497	84,566
Group 1 Automotive, Inc.	194	81,767
Harley-Davidson, Inc.	950	28,623
Haverty Furniture Cos., Inc.	1,190	26,489
Helen of Troy Ltd.(a)	500	29,915
Hilton Grand Vacations, Inc.(a)	700	27,265
International Game Technology PLC	1,780	31,435
JAKKS Pacific, Inc.(a)	338	9,515
Johnson Outdoors, Inc. - Class A	1,805	59,565
KB Home	2,349	154,376
Laureate Education, Inc.(a)	1,200	21,948
Legacy Housing Corp.(a)	320	7,898
Leggett & Platt, Inc.	1,440	13,824
Leslie’s, Inc.(a)	6,310	14,071

	Shares	Value
LGI Homes, Inc.(a)	170	$15,198
Lindblad Expeditions Holdings, Inc.(a)	702	8,326
M/I Homes, Inc.(a)	704	93,597
MarineMax, Inc.(a)	500	14,475
Marriott Vacations Worldwide Corp.	340	30,532
Meritage Homes Corp.	460	70,757
Monarch Casino & Resort, Inc.	370	29,193
Nordstrom, Inc.	810	19,561
OneWater Marine, Inc. - Class A(a)	740	12,861
Oxford Industries, Inc.	420	33,088
Papa John’s International, Inc.	430	17,660
Peloton Interactive, Inc. - Class A(a)	1,090	9,483
Perdoceo Education Corp.	865	22,897
PetMed Express, Inc.(a)	1,100	5,302
Phinia, Inc.	570	27,457
Playa Hotels & Resorts NV(a)	1,320	16,698
Polaris, Inc.	430	24,777
Red Rock Resorts, Inc. - Class A	8,402	388,508
Revelyst, Inc.(a)	780	14,999
Rocky Brands, Inc.	2,593	59,120
Signet Jewelers Ltd.	620	50,040
Sonic Automotive, Inc. - Class A	480	30,408
Steven Madden Ltd.	600	25,512
Strategic Education, Inc.	40	3,737
Taylor Morrison Home Corp.(a)	1,196	73,207
Travel + Leisure Co.	770	38,846
Tri Pointe Homes, Inc.(a)	2,480	89,925
United Parks & Resorts, Inc.(a)	670	37,647
Vail Resorts, Inc.	137	25,681
Visteon Corp.(a)	400	35,488
Xponential Fitness, Inc. - Class A(a)	858	11,540
		2,513,950
Consumer Staples - 4.7%
Andersons, Inc.	570	23,096
Cal-Maine Foods, Inc.	1,250	128,650
Central Garden & Pet Co.(a)	540	20,952
Edgewell Personal Care Co.	1,020	34,272
Energizer Holdings, Inc.	600	20,934
Hain Celestial Group, Inc.(a)	4,490	27,614
Herbalife Ltd.(a)	5,280	35,323
Ingles Markets, Inc. - Class A	138	8,893
Interparfums, Inc.	70	9,206
Lancaster Colony Corp.	999	172,967
Mama’s Creations, Inc.(a)	8,340	66,386
Medifast, Inc.(a)	920	16,210
MGP Ingredients, Inc.	230	9,055
Mission Produce, Inc.(a)	359	5,159
Natural Grocers by Vitamin Cottage, Inc.	1,449	57,554
Nu Skin Enterprises, Inc. - Class A	4,395	30,282
Oil-Dri Corp. of America	1,916	167,918
Post Holdings, Inc.(a)	1,300	148,798
PriceSmart, Inc.	440	40,555
Primo Brands Corp.	640	19,693

The accompanying notes are an integral part of these financial statements.

28

Small Company Value Portfolio
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Consumer Staples - (Continued)
Seaboard Corp.	13	$31,586
United Natural Foods, Inc.(a)	2,140	58,443
Village Super Market, Inc. - Class A	424	13,521
WK Kellogg Co.	1,550	27,885
		1,174,952
Energy - 6.1%
Baytex Energy Corp.	12,063	31,123
Berry Corp.	2,810	11,605
Cactus, Inc. - Class A	440	25,678
California Resources Corp.	1,379	71,556
Centrus Energy Corp. - Class A(a)	2,364	157,466
Civitas Resources, Inc.	5,242	240,451
Clean Energy Fuels Corp.(a)	2,520	6,325
CONSOL Energy, Inc.	40	4,267
Crescent Energy Co. - Class A(b)	2,760	40,324
CVR Energy, Inc.	1,190	22,301
Delek US Holdings, Inc.	1,100	20,350
Excelerate Energy, Inc. - Class A	650	19,663
Expro Group Holdings NV(a)	2,140	26,686
Helmerich & Payne, Inc.	1,013	32,436
Innovex International, Inc.(a)	1,660	23,190
International Seaways, Inc.	320	11,501
Kinetik Holdings, Inc.	950	53,874
Kodiak Gas Services, Inc.	570	23,273
Kosmos Energy Ltd.(a)	8,470	28,967
Liberty Energy, Inc.	1,230	24,465
Magnolia Oil & Gas Corp. - Class A	3,517	82,227
Matador Resources Co.	50	2,813
Murphy Oil Corp.	836	25,297
National Energy Services Reunited Corp.(a)	2,940	26,342
NextDecade Corp.(a)	4,900	37,779
Northern Oil & Gas, Inc.	960	35,674
Oceaneering International, Inc.(a)	462	12,049
Oil States International, Inc.(a)	2,560	12,954
Par Pacific Holdings, Inc.(a)	2,120	34,747
Patterson-UTI Energy, Inc.	1,684	13,910
PBF Energy, Inc. - Class A	1,150	30,533
Permian Resources Corp.	635	9,131
ProFrac Holding Corp. - Class A(a)(b)	2,400	18,624
ProPetro Holding Corp.(a)	3,450	32,189
REX American Resources Corp.(a)	805	33,560
RPC, Inc.	4,090	24,295
Select Water Solutions, Inc.	1,530	20,257
SM Energy Co.	1,770	68,605
Talos Energy, Inc.(a)	3,670	35,636
Teekay Corp. Ltd.	1,090	7,554
VAALCO Energy, Inc.	4,770	20,845
Vital Energy, Inc.(a)	1,020	31,538
World Kinect Corp.	1,320	36,313
		1,528,373

	Shares	Value
Financials - 30.8%(c)
1st Source Corp.	1,310	$76,478
Alerus Financial Corp.	2,147	41,308
Ambac Financial Group, Inc.(a)	2,140	27,071
Arrow Financial Corp.	320	9,187
Artisan Partners Asset Management, Inc. - Class A	1,090	46,925
Associated Banc-Corp.	1,620	38,718
Assured Guaranty Ltd.	335	30,153
Axis Capital Holdings Ltd.	360	31,903
Banc of California, Inc.	1,842	28,477
BancFirst Corp.	1,011	118,469
Banco Latinoamericano de Comercio Exterior SA	1,655	58,868
Bancorp, Inc.(a)	953	50,156
Bank of Marin Bancorp	390	9,270
Bank of NT Butterfield & Son Ltd.	258	9,430
Bank OZK	5,196	231,378
Bank7 Corp.	1,820	84,921
BankUnited, Inc.	2,730	104,204
BayCom Corp.	360	9,662
BCB Bancorp, Inc.	700	8,288
Berkshire Hills Bancorp, Inc.	1,812	51,515
BGC Group, Inc. - Class A	24,722	223,981
BOK Financial Corp.	1,147	122,098
Bread Financial Holdings, Inc.	1,758	107,343
Bridgewater Bancshares, Inc.(a)	900	12,159
Brookline Bancorp, Inc.	2,450	28,910
Cadence Bank	1,930	66,489
Camden National Corp.	530	22,652
Capitol Federal Financial, Inc.	4,580	27,068
Carter Bankshares, Inc.(a)	530	9,323
Cass Information Systems, Inc.	220	9,000
Cathay General Bancorp	800	38,088
Central Pacific Financial Corp.	1,070	31,084
City Holding Co.	197	23,341
Civista Bancshares, Inc.	510	10,730
Claros Mortgage Trust, Inc.	1,460	6,599
CNB Financial Corp.	400	9,944
CNO Financial Group, Inc.	1,332	49,564
Coastal Financial Corp.(a)	390	33,115
Colony Bankcorp, Inc.	780	12,589
Columbia Banking System, Inc.	1,320	35,653
Community Financial System, Inc.	624	38,488
Community Trust Bancorp, Inc.	565	29,962
ConnectOne Bancorp, Inc.	980	22,452
CrossFirst Bankshares, Inc.(a)	1,710	25,907
CVB Financial Corp.	2,366	50,656
Diamond Hill Investment Group, Inc.	120	18,612
Dime Community Bancshares, Inc.	840	25,817
Eagle Bancorp, Inc.	1,410	36,702
Employers Holdings, Inc.	1,650	84,530
Enact Holdings, Inc.	1,300	42,094
Enstar Group Ltd.(a)	104	33,493

The accompanying notes are an integral part of these financial statements.

29

Small Company Value Portfolio
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - (Continued)
Enterprise Financial Services Corp.	690	$38,916
Esquire Financial Holdings, Inc.	1,027	81,647
Essent Group Ltd.	615	33,481
Euronet Worldwide, Inc.(a)	360	37,022
F&G Annuities & Life, Inc.	420	17,405
FB Financial Corp.	692	35,645
Federated Hermes, Inc. - Class B	995	40,904
Financial Institutions, Inc.	750	20,468
First BanCorp/Puerto Rico	1,910	35,507
First Busey Corp.	350	8,250
First Business Financial Services, Inc.	110	5,092
First Commonwealth Financial Corp.	3,110	52,621
First Financial Bancorp	1,196	32,148
First Financial Corp.	768	35,474
First Foundation, Inc.	3,890	24,157
First Hawaiian, Inc.	1,420	36,849
First Internet Bancorp	480	17,275
First Interstate BancSystem, Inc. - Class A	870	28,249
First Merchants Corp.	717	28,601
First Mid Bancshares, Inc.	250	9,205
First of Long Island Corp.	630	7,358
First Western Financial, Inc.(a)	2,158	42,189
Flushing Financial Corp.	1,880	26,846
FS Bancorp, Inc.	150	6,159
Fulton Financial Corp.	4,270	82,326
Genworth Financial, Inc. - Class A(a)	7,331	51,244
Glacier Bancorp, Inc.	2,330	117,013
Great Southern Bancorp, Inc.	220	13,134
Hamilton Lane, Inc. - Class A	270	39,974
Hancock Whitney Corp.	3,195	174,830
Hanmi Financial Corp.	1,250	29,525
Hanover Insurance Group, Inc.	270	41,758
HBT Financial, Inc.	1,280	28,032
Heartland Financial USA, Inc.	51	3,127
Heritage Commerce Corp.	2,100	19,698
Heritage Financial Corp.	910	22,295
Hilltop Holdings, Inc.	1,100	31,493
Hingham Institution for Savings	40	10,166
Hippo Holdings, Inc.(a)	300	8,031
Home Bancorp, Inc.	100	4,621
Home BancShares, Inc.	5,131	145,207
HomeStreet, Inc.(a)	690	7,880
Hope Bancorp, Inc.	2,620	32,200
Horace Mann Educators Corp.	960	37,661
Horizon Bancorp, Inc.	1,100	17,721
Independent Bank Corp.	810	28,212
Independent Bank Corp.	1,829	117,404
Independent Bank Group, Inc.	170	10,314
International Bancshares Corp.	1,909	120,572
International General Insurance Holdings Ltd.	4,056	96,371

	Shares	Value
International Money Express, Inc.(a)	750	$15,623
Investar Holding Corp.	260	5,710
Kearny Financial Corp.	3,010	21,311
Kemper Corp.	580	38,535
Lincoln National Corp.	520	16,489
Live Oak Bancshares, Inc.	6,778	268,070
Mercantile Bank Corp.	200	8,898
Merchants Bancorp	640	23,341
Mercury General Corp.	1,301	86,491
MGIC Investment Corp.	1,330	31,534
Mid Penn Bancorp, Inc.	330	9,517
Midland States Bancorp, Inc.	780	19,032
MidWestOne Financial Group, Inc.	640	18,637
Moelis & Co. - Class A	240	17,731
Mr Cooper Group, Inc.(a)	4,216	404,778
Navient Corp.	2,150	28,574
NB Bancorp, Inc.(a)	1,480	26,729
NCR Atleos Corp.(a)	685	23,235
Nicolet Bankshares, Inc.	260	27,277
NMI Holdings, Inc. - Class A(a)	1,315	48,339
Northeast Bank	91	8,347
Northeast Community Bancorp, Inc.	400	9,784
Northfield Bancorp, Inc.	2,490	28,934
Northrim BanCorp, Inc.	182	14,185
OceanFirst Financial Corp.	1,840	33,304
OFG Bancorp	1,245	52,688
Orrstown Financial Services, Inc.	2,480	90,793
Pacific Premier Bancorp, Inc.	1,030	25,668
Parke Bancorp, Inc.	220	4,512
Pathward Financial, Inc.	138	10,154
Payoneer Global, Inc.(a)	1,640	16,466
PCB Bancorp	230	4,655
Peapack-Gladstone Financial Corp.	720	23,076
Perella Weinberg Partners	950	22,648
Ponce Financial Group, Inc.(a)	540	7,020
PRA Group, Inc.(a)	1,390	29,037
Preferred Bank	2,065	178,375
Premier Financial Corp.	860	21,990
Primis Financial Corp.	1,040	12,126
ProAssurance Corp.(a)	1,130	17,978
PROG Holdings, Inc.	1,425	60,221
Provident Financial Services, Inc.	1,925	36,325
Radian Group, Inc.	1,085	34,416
RBB Bancorp	450	9,221
S&T Bancorp, Inc.	725	27,710
Sandy Spring Bancorp, Inc.	1,040	35,058
ServisFirst Bancshares, Inc.	1,830	155,074
Shore Bancshares, Inc.	782	12,395
Sierra Bancorp	500	14,460
Silvercrest Asset Management Group, Inc. - Class A	2,539	46,692
Simmons First National Corp. - Class A	1,690	37,484
SiriusPoint Ltd.(a)	1,370	22,454
SLM Corp.	1,190	32,820

The accompanying notes are an integral part of these financial statements.

30

Small Company Value Portfolio
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - (Continued)
South Plains Financial, Inc.	260	$9,035
Southern First Bancshares, Inc.(a)	240	9,540
Southern Missouri Bancorp, Inc.	180	10,327
Southern States Bancshares, Inc.	850	28,314
Southside Bancshares, Inc.	410	13,022
Stewart Information Services Corp.	380	25,646
StoneX Group, Inc.(a)	710	69,559
Texas Capital Bancshares, Inc.(a)	130	10,166
Tompkins Financial Corp.	280	18,992
Towne Bank	290	9,877
Triumph Financial, Inc.(a)	3,766	342,254
TrustCo Bank Corp. NY	510	16,988
UMB Financial Corp.	229	25,845
United Bankshares, Inc.	648	24,332
United Fire Group, Inc.	1,130	32,149
Universal Insurance Holdings, Inc.	2,199	46,311
Univest Financial Corp.	920	27,149
Valley National Bancorp	3,720	33,703
Veritex Holdings, Inc.	1,100	29,876
Virtu Financial, Inc. - Class A	1,040	37,107
Virtus Investment Partners, Inc.	240	52,939
WaFd, Inc.	1,013	32,659
Washington Trust Bancorp, Inc.	780	24,453
Webster Financial Corp.	478	26,395
Westamerica BanCorp	646	33,889
Western Union Co.	3,080	32,648
White Mountains Insurance Group Ltd.	18	35,011
World Acceptance Corp.(a)	290	32,608
WSFS Financial Corp.	280	14,876
		7,728,692
Health Care - 6.6%
Accuray, Inc.(a)	2,470	4,891
Adaptive Biotechnologies Corp.(a)	3,468	20,791
Amphastar Pharmaceuticals, Inc.(a)	640	23,763
ANI Pharmaceuticals, Inc.(a)	140	7,739
Astrana Health, Inc.(a)	5,677	178,996
Aurinia Pharmaceuticals, Inc.(a)	2,910	26,132
BioCryst Pharmaceuticals, Inc.(a)	2,230	16,770
CareDx, Inc.(a)	1,950	41,749
Catalyst Pharmaceuticals, Inc.(a)	409	8,536
Coherus Biosciences, Inc.(a)	7,220	9,964
Concentra Group Holdings Parent, Inc.	805	15,923
Cytek Biosciences, Inc.(a)	910	5,906
Editas Medicine, Inc.(a)	2,492	3,165
Embecta Corp.	1,160	23,954
Enhabit, Inc.(a)	640	4,998
Enovis Corp.(a)	6,413	281,402
Envista Holdings Corp.(a)	1,710	32,986
Generation Bio Co.(a)	1,800	1,908
Heron Therapeutics, Inc.(a)(b)	1,700	2,601
Inmode Ltd.(a)	2,050	34,235

	Shares	Value
Innoviva, Inc.(a)	302	$5,240
Intellia Therapeutics, Inc.(a)	885	10,319
Iovance Biotherapeutics, Inc.(a)	930	6,882
Ironwood Pharmaceuticals, Inc.(a)	961	4,257
Kiniksa Pharmaceuticals International PLC(a)	325	6,428
Ligand Pharmaceuticals, Inc.(a)	420	45,003
Lyell Immunopharma, Inc.(a)	2,960	1,894
Mesa Laboratories, Inc.	747	98,507
MiMedx Group, Inc.(a)	4,530	43,579
ModivCare, Inc.(a)	600	7,104
Myriad Genetics, Inc.(a)	515	7,061
National Research Corp.	370	6,527
NeoGenomics, Inc.(a)	1,982	32,663
Omnicell, Inc.(a)	770	34,280
Owens & Minor, Inc.(a)	1,360	17,775
Pacific Biosciences of California, Inc.(a)(b)	3,590	6,570
Pacira BioSciences, Inc.(a)	2,097	39,507
Patterson Cos., Inc.	1,040	32,094
Pediatrix Medical Group, Inc.(a)	980	12,858
Protagonist Therapeutics, Inc.(a)	540	20,844
PTC Therapeutics, Inc.(a)	80	3,611
Puma Biotechnology, Inc.(a)	5,980	18,239
RAPT Therapeutics, Inc.(a)	4,984	7,875
Replimune Group, Inc.(a)	1,400	16,954
Rigel Pharmaceuticals, Inc.(a)	134	2,254
Select Medical Holdings Corp.	998	18,812
Spyre Therapeutics, Inc.(a)	310	7,217
Supernus Pharmaceuticals, Inc.(a)	250	9,040
Tactile Systems Technology, Inc.(a)	1,520	26,038
Teladoc Health, Inc.(a)	540	4,909
TruBridge, Inc.(a)	1,390	27,411
Twist Bioscience Corp.(a)	75	3,485
UFP Technologies, Inc.(a)	425	103,917
Utah Medical Products, Inc.	348	21,391
Veracyte, Inc.(a)	3,326	131,709
Verve Therapeutics, Inc.(a)	4,380	24,703
Vir Biotechnology, Inc.(a)	700	5,138
XOMA Royalty Corp.(a)	490	12,877
Zentalis Pharmaceuticals, Inc.(a)	3,330	10,090
Zynex, Inc.(a)	1,080	8,651
		1,650,122
Industrials - 17.9%
ABM Industries, Inc.	930	47,597
AerSale Corp.(a)	1,730	10,899
Air Transport Services Group, Inc.(a)	570	12,529
Alamo Group, Inc.	100	18,591
Alaska Air Group, Inc.(a)	490	31,727
Albany International Corp. - Class A	370	29,589
Allegiant Travel Co.	2,758	259,583
Allient, Inc.	3,259	79,129
Ameresco, Inc. - Class A(a)	270	6,340

The accompanying notes are an integral part of these financial statements.

31

Small Company Value Portfolio
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
American Woodmark Corp.(a)	270	$21,473
Apogee Enterprises, Inc.	450	32,135
Aris Water Solutions, Inc. - Class A	860	20,597
Armstrong World Industries, Inc.	210	29,679
Atmus Filtration Technologies, Inc.	880	34,478
AZZ, Inc.	383	31,375
Barnes Group, Inc.	770	36,390
Brink’s Co.	320	29,686
Brookfield Business Corp.	251	6,089
Cimpress PLC(a)	848	60,819
Concentrix Corp.	380	16,443
Concrete Pumping Holdings, Inc.(a)	15,203	101,252
Douglas Dynamics, Inc.	3,500	82,705
Ducommun, Inc.(a)	3,505	223,128
DXP Enterprises, Inc.(a)	170	14,045
EMCOR Group, Inc.	28	12,709
Energy Recovery, Inc.(a)	6,089	89,508
Ennis, Inc.	820	17,294
Esab Corp.	340	40,780
ESCO Technologies, Inc.	86	11,456
First Advantage Corp.(a)	16,751	313,746
Forrester Research, Inc.(a)	470	7,365
FTAI Aviation Ltd.	684	98,523
FTAI Infrastructure, Inc.	17,564	127,515
Gates Industrial Corp. PLC(a)	1,520	31,266
Genco Shipping & Trading Ltd.	320	4,461
Global Industrial Co.	469	11,627
Graham Corp.(a)	3,178	141,326
Granite Construction, Inc.	560	49,118
Greenbrier Cos., Inc.	350	21,347
Healthcare Services Group, Inc.(a)	1,550	18,003
Heidrick & Struggles International, Inc.	680	30,131
Hertz Global Holdings, Inc.(a)	14,440	52,850
Hillenbrand, Inc.	1,280	39,398
Hillman Solutions Corp.(a)	2,930	28,538
HireQuest, Inc.	700	9,912
Huron Consulting Group, Inc.(a)	160	19,882
Hyster-Yale, Inc.	280	14,260
Insperity, Inc.	1,226	95,027
Insteel Industries, Inc.	680	18,367
Interface, Inc.	2,060	50,161
Janus International Group, Inc.(a)	3,480	25,578
JELD-WEN Holding, Inc.(a)	1,160	9,500
Kennametal, Inc.	700	16,814
Kforce, Inc.	630	35,721
Korn Ferry	480	32,376
L B Foster Co. - Class A(a)	430	11,567
Lindsay Corp.	220	26,028
ManpowerGroup, Inc.	470	27,128
Marten Transport Ltd.	970	15,142
Matson, Inc.	1,045	140,908
Maximus, Inc.	410	30,606

	Shares	Value
McGrath RentCorp	160	$17,891
Miller Industries, Inc.	1,538	100,524
MillerKnoll, Inc.	1,130	25,527
MSC Industrial Direct Co., Inc. - Class A	410	30,623
Mueller Industries, Inc.	1,826	144,911
National Presto Industries, Inc.	225	22,145
Perma-Fix Environmental Services, Inc.(a)	5,136	56,856
Pitney Bowes, Inc.	9,740	70,518
Powell Industries, Inc.	120	26,598
Preformed Line Products Co.	50	6,389
Proficient Auto Logistics, Inc.(a)	6,619	53,415
Proto Labs, Inc.(a)	710	27,754
Resideo Technologies, Inc.(a)	2,630	60,621
Resources Connection, Inc.	3,010	25,675
REV Group, Inc.	910	29,002
Rush Enterprises, Inc. - Class A	577	31,614
Schneider National, Inc. - Class B	940	27,523
SkyWest, Inc.(a)	350	35,046
Steelcase, Inc. - Class A	6,785	80,199
Sterling Infrastructure, Inc.(a)	100	16,845
Sun Country Airlines Holdings, Inc.(a)	8,820	128,596
Thermon Group Holdings, Inc.(a)	3,145	90,482
Timken Co.	420	29,975
Titan Machinery, Inc.(a)	1,730	24,445
Trinity Industries, Inc.	995	34,924
TrueBlue, Inc.(a)	2,270	19,068
Tutor Perini Corp.(a)	2,590	62,678
UniFirst Corp.	140	23,953
Universal Logistics Holdings, Inc.	150	6,891
Virco Mfg. Corp.	1,490	15,273
Wabash National Corp.	1,970	33,746
WESCO International, Inc.	254	45,964
Willdan Group, Inc.(a)	1,160	44,184
Zurn Elkay Water Solutions Corp.	2,350	87,655
		4,499,726
Information Technology - 5.8%
Adeia, Inc.	2,190	30,616
Ambarella, Inc.(a)	330	24,004
Arrow Electronics, Inc.(a)	290	32,805
ASGN, Inc.(a)	370	30,836
Aviat Networks, Inc.(a)	460	8,331
Avnet, Inc.	680	35,578
Axcelis Technologies, Inc.(a)	240	16,769
Belden, Inc.	290	32,657
Benchmark Electronics, Inc.	270	12,258
Cerence, Inc.(a)	5,960	46,786
Commvault Systems, Inc.(a)	950	143,364
Consensus Cloud Solutions, Inc.(a)	1,320	31,495
Crane NXT Co.	660	38,425
Diodes, Inc.(a)	570	35,152
ePlus, Inc.(a)	615	45,436
FARO Technologies, Inc.(a)	1,490	37,786

The accompanying notes are an integral part of these financial statements.

32

Small Company Value Portfolio
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Hackett Group, Inc.	340	$10,445
Immersion Corp.	3,140	27,412
indie Semiconductor, Inc. - Class A(a)	1,530	6,196
InterDigital, Inc.	60	11,623
IPG Photonics Corp.(a)	370	26,906
Itron, Inc.(a)	1,070	116,181
Kimball Electronics, Inc.(a)	1,060	19,854
Methode Electronics, Inc.	4,700	55,413
N-able, Inc.(a)	945	8,826
NETGEAR, Inc.(a)	1,990	55,461
Olo, Inc. - Class A(a)	1,670	12,826
OneSpan, Inc.(a)	2,208	40,936
OSI Systems, Inc.(a)	463	77,520
PC Connection, Inc.	870	60,265
Photronics, Inc.(a)	1,530	36,047
Plexus Corp.(a)	256	40,059
Progress Software Corp.	604	39,351
Rimini Street, Inc.(a)	8,487	22,660
Sanmina Corp.(a)	260	19,674
ScanSource, Inc.(a)	560	26,572
SolarWinds Corp.	480	6,840
TTM Technologies, Inc.(a)	1,730	42,818
Viasat, Inc.(a)	980	8,340
Vishay Intertechnology, Inc.	2,000	33,880
Xerox Holdings Corp.	5,150	43,415
		1,451,818
Materials - 4.9%
AdvanSix, Inc.	700	19,943
American Vanguard Corp.	1,380	6,389
Ashland, Inc.	2,670	190,798
Avient Corp.	120	4,903
Cabot Corp.	205	18,719
Caledonia Mining Corp. PLC	5,560	52,320
Carpenter Technology Corp.	277	47,010
Constellium SE(a)	1,300	13,351
Core Molding Technologies, Inc.(a)	2,500	41,350
Ecovyst, Inc.(a)	4,365	33,349
Hecla Mining Co.	18,510	90,884
Huntsman Corp.	1,510	27,225
Ingevity Corp.(a)	580	23,635
Innospec, Inc.	140	15,408
Kaiser Aluminum Corp.	410	28,811
Knife River Corp.(a)	330	33,541
Kronos Worldwide, Inc.	4,750	46,312
Mercer International, Inc.	1,470	9,555
Myers Industries, Inc.	2,160	23,846
Orion SA	6,539	103,251
Silgan Holdings, Inc.	560	29,148
SunCoke Energy, Inc.	8,316	88,981
Sylvamo Corp.	780	61,636
Taseko Mines Ltd.(a)	41,419	80,353

	Shares	Value
TriMas Corp.	620	$15,246
Tronox Holdings PLC	1,950	19,636
United States Lime & Minerals, Inc.	597	79,246
Universal Stainless & Alloy Products, Inc.(a)	460	20,254
		1,225,100
Real Estate - 0.9%
Anywhere Real Estate, Inc.(a)	3,680	12,144
Compass, Inc. - Class A(a)	6,960	40,716
Cushman & Wakefield PLC(a)	2,710	35,447
Forestar Group, Inc.(a)	1,050	27,216
Kennedy-Wilson Holdings, Inc.	9,810	98,002
RMR Group, Inc. - Class A	690	14,241
		227,766
Utilities - 2.8%
ALLETE, Inc.	570	36,936
Avista Corp.	980	35,897
Black Hills Corp.	920	53,839
Brookfield Infrastructure Corp. - Class A	435	17,404
California Water Service Group	300	13,599
MGE Energy, Inc.	370	34,765
New Jersey Resources Corp.	110	5,132
Northwest Natural Holding Co.	870	34,417
Northwestern Energy Group, Inc.	640	34,214
ONE Gas, Inc.	930	64,403
Otter Tail Corp.	1,526	112,680
Portland General Electric Co.	820	35,768
Southwest Gas Holdings, Inc.	460	32,527
Spire, Inc.	560	37,985
TXNM Energy, Inc.	665	32,698
UGI Corp.	3,534	99,765
Unitil Corp.	280	15,173
		697,202
TOTAL COMMON STOCKS (Cost $19,045,848)		23,026,234
REAL ESTATE INVESTMENT TRUSTS - 7.3%
Financials - 0.6%
Apollo Commercial Real Estate Finance, Inc.	2,140	18,533
Ares Commercial Real Estate Corp.	2,470	14,548
BrightSpire Capital, Inc.	3,000	16,920
Granite Point Mortgage Trust, Inc.	4,070	11,355
Orchid Island Capital, Inc.(b)	1,740	13,537
PennyMac Mortgage Investment Trust	1,720	21,655
Rithm Property Trust, Inc.	2,113	6,276
TPG RE Finance Trust, Inc.	4,410	37,485
Two Harbors Investment Corp.	392	4,637
		144,946
Industrials - 0.2%
CoreCivic, Inc.(a)	2,030	44,132

The accompanying notes are an integral part of these financial statements.

33

Small Company Value Portfolio
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - (Continued)
Real Estate - 6.5%
Alexander & Baldwin, Inc.	3,600	$63,864
Alexander’s, Inc.	70	14,004
American Assets Trust, Inc.	2,100	55,146
Armada Hoffler Properties, Inc.	10,800	110,484
COPT Defense Properties	475	14,701
CTO Realty Growth, Inc.	4,600	90,666
CubeSmart	516	22,111
Curbline Properties Corp.	5,024	116,657
DiamondRock Hospitality Co.	2,190	19,776
Empire State Realty Trust, Inc. - Class A	3,060	31,579
Essential Properties Realty Trust, Inc.	2,575	80,546
Gladstone Commercial Corp.	3,320	53,917
Innovative Industrial Properties, Inc.	370	24,657
Macerich Co.	2,359	46,991
National Health Investors, Inc.	1,735	120,236
NexPoint Residential Trust, Inc.	172	7,181
Orion Office REIT, Inc.	11,360	42,146
Outfront Media, Inc.	1,245	22,079
Park Hotels & Resorts, Inc.	2,360	33,205
Pebblebrook Hotel Trust	2,850	38,617
Phillips Edison & Co., Inc.	300	11,238
Retail Opportunity Investments Corp.	372	6,458
RLJ Lodging Trust	8,580	87,602
Ryman Hospitality Properties, Inc.	2,368	247,077
Sabra Health Care REIT, Inc.	6,668	115,490
Safehold, Inc.	1,419	26,223
Saul Centers, Inc.	1,090	42,292
Seritage Growth Properties - Class A(a)	3,820	15,738
SL Green Realty Corp.	270	18,338
STAG Industrial, Inc.	782	26,447
Uniti Group, Inc.	941	5,176
Urban Edge Properties	1,417	30,466
		1,641,108
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,776,744)		1,830,186
TOTAL INVESTMENTS - 99.1% (Cost $20,822,592)		$24,856,420
Money Market Deposit Account - 1.4%(d)(e)		363,230
Liabilities in Excess of Other Assets - (0.5)%		(114,727)
TOTAL NET ASSETS - 100.0%		$25,104,923

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
AMBAC - American Municipal Bond Assurance Corporation
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SE - Societas Europeae
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $80,828 which represented 0.3% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2024 was 4.24%.

(e)
All or a portion of security has been pledged as collateral for securities lending. The total value of assets committed as collateral as of December 31, 2024 is $83,728 which represented 0.3% of net assets.

The accompanying notes are an integral part of these financial statements.

34

FT Wilshire 5000 IndexSM Fund
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 97.1%
Communication Services - 8.9%
Alphabet, Inc. - Class A	29,406	$5,566,556
Alphabet, Inc. - Class C	26,426	5,032,567
AMC Entertainment Holdings, Inc.(a)	2,587	10,296
AMC Networks, Inc. - Class A(a)	231	2,287
Anterix, Inc.(a)	141	4,325
AST SpaceMobile, Inc.(a)	853	17,998
AT&T, Inc.	35,908	817,625
Atlanta Braves Holdings, Inc. - Class A(a)	99	4,039
Atlanta Braves Holdings, Inc. - Class C(a)	231	8,838
Bandwidth, Inc. - Class A(a)	117	1,991
Boston Omaha Corp. - Class A(a)	206	2,921
Bumble, Inc. - Class A(a)	510	4,151
Cable One, Inc.	20	7,242
Cardlytics, Inc.(a)	26	97
Cargurus, Inc.(a)	514	18,782
Cars.com, Inc.(a)	215	3,726
Charter Communications, Inc. - Class A(a)	495	169,671
Cinemark Holdings, Inc.(a)	460	14,251
Cogent Communications Holdings, Inc.	234	18,034
Comcast Corp. - Class A	19,595	735,400
EchoStar Corp. - Class A(a)	617	14,129
Electronic Arts, Inc.	1,193	174,536
Endeavor Group Holdings, Inc. - Class A(b)	1,000	31,290
Fox Corp. - Class A	1,272	61,794
Fox Corp. - Class B	708	32,384
Frontier Communications Parent, Inc.(a)	904	31,369
Gogo, Inc.(a)	386	3,123
Gray Television, Inc.	252	794
IAC, Inc.(a)	349	15,056
IDT Corp. - Class B	119	5,655
Interpublic Group of Cos., Inc.	1,947	54,555
Iridium Communications, Inc.	606	17,586
John Wiley & Sons, Inc. - Class A	200	8,742
Liberty Broadband Corp. - Class A(a)	85	6,321
Liberty Broadband Corp. - Class C(a)	597	44,632
Liberty Global Ltd. - Class A(a)	829	10,578
Liberty Global Ltd. - Class C(a)	925	12,155
Liberty Latin America Ltd. - Class C(a)	634	4,020
Liberty Media Corp.-Liberty Formula One - Class A(a)	111	9,328
Liberty Media Corp.-Liberty Formula One - Class C(a)	999	92,567
Liberty Media Corp.-Liberty Live - Class A(a)	95	6,323
Liberty Media Corp.-Liberty Live - Class C(a)	313	21,303

	Shares	Value
Lions Gate Entertainment Corp. - Class A(a)	399	$3,407
Lions Gate Entertainment Corp. - Class B(a)	784	5,919
Live Nation Entertainment, Inc.(a)	703	91,039
Lumen Technologies, Inc.(a)	5,036	26,741
Madison Square Garden Entertainment Corp.(a)	192	6,835
Madison Square Garden Sports Corp.(a)	93	20,988
Magnite, Inc.(a)	700	11,144
Marcus Corp.	100	2,150
Match Group, Inc.(a)	1,360	44,486
Meta Platforms, Inc. - Class A	10,973	6,424,801
Netflix, Inc.(a)	2,144	1,910,990
New York Times Co. - Class A	782	40,703
News Corp. - Class A	1,983	54,612
News Corp. - Class B	576	17,528
Nexstar Media Group, Inc.	140	22,116
Omnicom Group, Inc.	992	85,352
Paramount Global - Class B(b)	2,767	28,943
Pinterest, Inc. - Class A(a)	3,114	90,306
PubMatic, Inc. - Class A(a)	268	3,937
QuinStreet, Inc.(a)	121	2,792
ROBLOX Corp. - Class A(a)	2,490	144,071
Roku, Inc.(a)	605	44,976
Rumble, Inc.(a)	175	2,277
Scholastic Corp.	152	3,242
Shenandoah Telecommunications Co.	300	3,783
Shutterstock, Inc.	122	3,703
Sinclair, Inc.	166	2,679
Sirius XM Holdings, Inc.	1,161	26,471
Snap, Inc. - Class A(a)	5,395	58,104
Sphere Entertainment Co.(a)	192	7,741
Stagwell, Inc.(a)	683	4,494
Sunrise Communications AG/old - ADR(a)	350	15,078
Take-Two Interactive Software, Inc.(a)	783	144,135
TechTarget, Inc.(a)	144	2,854
TEGNA, Inc.	917	16,772
Telephone and Data Systems, Inc.	391	13,337
Thryv Holdings, Inc.(a)	239	3,537
TKO Group Holdings, Inc.(a)	212	30,127
T-Mobile US, Inc.	2,366	522,247
Trade Desk, Inc. - Class A(a)	2,214	260,211
TripAdvisor, Inc.(a)	616	9,098
Trump Media & Technology Group Corp.(a)	655	22,336
United States Cellular Corp.(a)	114	7,150
Verizon Communications, Inc.	21,122	844,669
Vimeo, Inc.(a)	1,060	6,784
Walt Disney Co.	9,212	1,025,756
Warner Bros Discovery, Inc.(a)	11,118	117,517
Warner Music Group Corp. - Class A	618	19,158
WideOpenWest, Inc.(a)	194	962

The accompanying notes are an integral part of these financial statements.

35

FT Wilshire 5000 IndexSM Fund
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Communication Services - (Continued)
Yelp, Inc.(a)	351	$13,584
Ziff Davis, Inc.(a)	258	14,020
ZipRecruiter, Inc. - Class A(a)	326	2,360
ZoomInfo Technologies, Inc.(a)	1,580	16,606
		25,403,665
Consumer Discretionary - 11.2%
Abercrombie & Fitch Co. - Class A(a)	248	37,069
Academy Sports & Outdoors, Inc.	357	20,538
Accel Entertainment, Inc.(a)	75	801
Acushnet Holdings Corp.	172	12,226
Adient PLC(a)	490	8,443
ADT, Inc.	2,932	20,260
Adtalem Global Education, Inc.(a)	183	16,626
Advance Auto Parts, Inc.	314	14,849
Airbnb, Inc. - Class A(a)	2,102	276,224
A-Mark Precious Metals, Inc.	160	4,384
Amazon.com, Inc.(a)	46,197	10,135,160
American Axle & Manufacturing Holdings, Inc.(a)	626	3,650
American Eagle Outfitters, Inc.	873	14,553
Aramark	1,263	47,123
Arhaus, Inc.	360	3,384
Arko Corp.	521	3,433
Asbury Automotive Group, Inc.(a)	103	25,032
Autoliv, Inc.	416	39,017
AutoNation, Inc.(a)	152	25,816
AutoZone, Inc.(a)	86	275,372
Bally’s Corp.(a)	172	3,077
Bath & Body Works, Inc.	1,145	44,392
Beazer Homes USA, Inc.(a)	200	5,492
Best Buy Co., Inc.	1,080	92,664
Beyond, Inc.(a)	240	1,183
BJ’s Restaurants, Inc.(a)	68	2,389
Bloomin’ Brands, Inc.	357	4,359
Booking Holdings, Inc.	170	844,631
Boot Barn Holdings, Inc.(a)	154	23,380
BorgWarner, Inc.	1,062	33,761
Bowlero Corp.(b)	519	5,195
Boyd Gaming Corp.	387	28,073
Bright Horizons Family Solutions, Inc.(a)	300	33,255
Brinker International, Inc.(a)	175	23,151
Brunswick Corp.	364	23,544
Buckle, Inc.	161	8,180
Burlington Stores, Inc.(a)	324	92,359
Caesars Entertainment, Inc.(a)	1,039	34,723
Caleres, Inc.	186	4,308
Camping World Holdings, Inc. - Class A	203	4,279
CarMax, Inc.(a)	815	66,634
Carnival Corp.(a)	5,166	128,737
Carter’s, Inc.	172	9,321

	Shares	Value
Carvana Co.(a)	484	$98,426
Cava Group, Inc.(a)	414	46,699
Cavco Industries, Inc.(a)	45	20,080
Century Communities, Inc.	128	9,390
Champion Homes, Inc.(a)	304	26,782
Cheesecake Factory, Inc.(b)	300	14,232
Chewy, Inc. - Class A(a)	731	24,481
Chipotle Mexican Grill, Inc.(a)	6,800	410,040
Choice Hotels International, Inc.(b)	158	22,433
Churchill Downs, Inc.	332	44,335
Columbia Sportswear Co.	163	13,681
Coupang, Inc.(a)	5,877	129,176
Coursera, Inc.(a)	645	5,482
Cracker Barrel Old Country Store, Inc.	93	4,916
Crocs, Inc.(a)	270	29,573
Dana, Inc.	900	10,404
Darden Restaurants, Inc.	610	113,881
Dave & Buster’s Entertainment, Inc.(a)	222	6,480
Deckers Outdoor Corp.(a)	780	158,410
Denny’s Corp.(a)	90	545
Designer Brands, Inc. - Class A	303	1,618
Dick’s Sporting Goods, Inc.	268	61,329
Dillard’s, Inc. - Class A	38	16,406
Dine Brands Global, Inc.	78	2,348
Domino’s Pizza, Inc.	175	73,458
DoorDash, Inc. - Class A(a)	1,453	243,741
Dorman Products, Inc.(a)	131	16,971
DR Horton, Inc.	1,450	202,739
DraftKings, Inc. - Class A(a)	2,285	85,002
Dream Finders Homes, Inc. - Class A(a)	193	4,491
Duolingo, Inc.(a)	181	58,686
Dutch Bros, Inc. - Class A(a)	637	33,366
eBay, Inc.	2,568	159,088
Ethan Allen Interiors, Inc.	52	1,462
Etsy, Inc.(a)	610	32,263
European Wax Center, Inc. - Class A(a)	33	220
Everi Holdings, Inc.(a)	548	7,403
Expedia Group, Inc.(a)	653	121,673
Figs, Inc. - Class A(a)	673	4,166
First Watch Restaurant Group, Inc.(a)	195	3,629
Five Below, Inc.(a)	284	29,809
Floor & Decor Holdings, Inc. - Class A(a)	522	52,043
Foot Locker, Inc.(a)	475	10,336
Ford Motor Co.	19,319	191,258
Fox Factory Holding Corp.(a)	225	6,811
Frontdoor, Inc.(a)	358	19,572
Funko, Inc. - Class A(a)	237	3,173
GameStop Corp. - Class A(a)	1,424	44,628
Gap, Inc.	1,034	24,433
General Motors Co.	5,876	313,015
Gentex Corp.	1,120	32,178
Gentherm, Inc.(a)	127	5,070
Genuine Parts Co.	706	82,433

The accompanying notes are an integral part of these financial statements.

36

FT Wilshire 5000 IndexSM Fund
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Consumer Discretionary - (Continued)
G-III Apparel Group Ltd.(a)	165	$5,382
Golden Entertainment, Inc.	100	3,160
Goodyear Tire & Rubber Co.(a)	1,558	14,022
Graham Holdings Co. - Class B	20	17,438
Grand Canyon Education, Inc.(a)	139	22,768
Green Brick Partners, Inc.(a)	172	9,716
Group 1 Automotive, Inc.	70	29,504
Guess?, Inc.	138	1,940
H&R Block, Inc.	643	33,976
Hanesbrands, Inc.(a)	1,393	11,339
Harley-Davidson, Inc.	651	19,615
Hasbro, Inc.	672	37,572
Haverty Furniture Cos., Inc.	125	2,782
Helen of Troy Ltd.(a)	127	7,598
Hilton Grand Vacations, Inc.(a)	346	13,477
Hilton Worldwide Holdings, Inc.	1,241	306,726
Home Depot, Inc.	4,967	1,932,113
Hovnanian Enterprises, Inc. - Class A(a)	25	3,345
Hyatt Hotels Corp. - Class A	214	33,594
Installed Building Products, Inc.	125	21,906
iRobot Corp.(a)	167	1,294
Jack in the Box, Inc.	88	3,664
KB Home	375	24,645
Kohl’s Corp.	555	7,792
Kontoor Brands, Inc.	268	22,890
Krispy Kreme, Inc.	424	4,210
Kura Sushi USA, Inc. - Class A(a)	3	272
Las Vegas Sands Corp.	2,063	105,956
Laureate Education, Inc.(a)	494	9,035
La-Z-Boy, Inc.	228	9,934
LCI Industries	109	11,270
Lear Corp.	261	24,717
Leggett & Platt, Inc.	706	6,778
Lennar Corp. - Class A	1,202	163,917
Levi Strauss & Co. - Class A	499	8,633
LGI Homes, Inc.(a)	109	9,745
Life Time Group Holdings, Inc.(a)	332	7,344
Light & Wonder, Inc.(a)	438	37,834
Lithia Motors, Inc.	140	50,040
LKQ Corp.	1,351	49,649
Lowe’s Cos., Inc.	2,887	712,512
Lucid Group, Inc.(a)(b)	7,763	23,444
Lululemon Athletica, Inc.(a)	560	214,150
M/I Homes, Inc.(a)	144	19,145
Macy’s, Inc.	1,219	20,638
Malibu Boats, Inc. - Class A(a)	86	3,233
MarineMax, Inc.(a)	165	4,777
Marriott International, Inc. - Class A	1,219	340,028
Marriott Vacations Worldwide Corp.	155	13,919
Mattel, Inc.(a)	1,652	29,290
McDonald’s Corp.	3,603	1,044,474
Meritage Homes Corp.	171	26,303

	Shares	Value
MGM Resorts International(a)	1,269	$43,971
Mister Car Wash, Inc.(a)	341	2,486
Modine Manufacturing Co.(a)	228	26,432
Mohawk Industries, Inc.(a)	266	31,689
Monarch Casino & Resort, Inc.	82	6,470
Monro, Inc.	167	4,142
Murphy USA, Inc.	96	48,168
National Vision Holdings, Inc.(a)	396	4,126
Newell Brands, Inc.	2,053	20,448
NIKE, Inc. - Class B	5,911	447,285
Nordstrom, Inc.	386	9,322
Norwegian Cruise Line Holdings Ltd.(a)	2,074	53,364
NVR, Inc.(a)	15	122,683
ODP Corp.(a)	176	4,002
Ollie’s Bargain Outlet Holdings, Inc.(a)	289	31,712
O’Reilly Automotive, Inc.(a)	294	348,625
Oxford Industries, Inc.	60	4,727
Papa John’s International, Inc.	173	7,105
Patrick Industries, Inc.	184	15,287
Penn Entertainment, Inc.(a)	842	16,688
Penske Automotive Group, Inc.	102	15,549
Perdoceo Education Corp.	208	5,506
Phinia, Inc.	219	10,549
Planet Fitness, Inc. - Class A(a)	440	43,503
Polaris, Inc.	291	16,767
Pool Corp.	190	64,779
Portillo’s, Inc. - Class A(a)	238	2,237
PulteGroup, Inc.	1,048	114,127
PVH Corp.	315	33,311
QuantumScape Corp.(a)	2,099	10,894
Ralph Lauren Corp.	196	45,272
RCI Hospitality Holdings, Inc.	72	4,138
Red Rock Resorts, Inc. - Class A	263	12,161
Revelyst, Inc.(a)	212	4,077
Revolve Group, Inc.(a)	216	7,234
RH(a)	69	27,158
Rivian Automotive, Inc. - Class A(a)(b)	3,586	47,694
Ross Stores, Inc.	1,634	247,175
Royal Caribbean Cruises Ltd.	1,196	275,905
Sally Beauty Holdings, Inc.(a)	700	7,315
Savers Value Village, Inc.(a)	813	8,333
Service Corp. International	729	58,189
Shake Shack, Inc. - Class A(a)	200	25,960
SharkNinja, Inc.(a)	398	38,749
Shoe Carnival, Inc.	120	3,970
Signet Jewelers Ltd.	218	17,595
Six Flags Entertainment Corp.	189	9,108
Skechers USA, Inc. - Class A(a)	610	41,016
Sleep Number Corp.(a)	90	1,372
Sonic Automotive, Inc. - Class A	30	1,900
Sonos, Inc.(a)	508	7,640
Standard Motor Products, Inc.	43	1,332
Starbucks Corp.	5,541	505,616

The accompanying notes are an integral part of these financial statements.

37

FT Wilshire 5000 IndexSM Fund
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Consumer Discretionary - (Continued)
Steven Madden Ltd.	349	$14,839
Stoneridge, Inc.(a)	18	113
Strategic Education, Inc.	109	10,183
Stride, Inc.(a)	186	19,331
Sturm Ruger & Co., Inc.	93	3,289
Sweetgreen, Inc. - Class A(a)	430	13,786
Tapestry, Inc.	1,107	72,320
Taylor Morrison Home Corp.(a)	532	32,564
Tempur Sealy International, Inc.	859	48,697
Tesla, Inc.(a)	13,865	5,599,242
Texas Roadhouse, Inc.	332	59,903
Thor Industries, Inc.	240	22,970
TJX Cos., Inc.	5,720	691,033
Toll Brothers, Inc.	492	61,967
TopBuild Corp.(a)	162	50,437
Topgolf Callaway Brands Corp.(a)	650	5,109
Tractor Supply Co.(b)	2,740	145,384
Travel + Leisure Co.	382	19,272
Tri Pointe Homes, Inc.(a)	522	18,928
Udemy, Inc.(a)	372	3,062
Ulta Beauty, Inc.(a)	246	106,993
Under Armour, Inc. - Class A(a)	706	5,846
Under Armour, Inc. - Class C(a)	595	4,439
United Parks & Resorts, Inc.(a)	355	19,947
Universal Technical Institute, Inc.(a)	300	7,713
Upbound Group, Inc.	194	5,659
Urban Outfitters, Inc.(a)	277	15,202
Vail Resorts, Inc.	197	36,928
Valvoline, Inc.(a)	693	25,073
VF Corp.	1,979	42,469
Victoria’s Secret & Co.(a)	336	13,917
Visteon Corp.(a)	149	13,219
Warby Parker, Inc. - Class A(a)	541	13,098
Wayfair, Inc. - Class A(a)	501	22,204
Wendy’s Co.	881	14,360
Whirlpool Corp.	272	31,139
Williams-Sonoma, Inc.	594	109,997
Wingstop, Inc.	142	40,356
Winmark Corp.	20	7,861
Winnebago Industries, Inc.	175	8,361
Wolverine World Wide, Inc.	533	11,833
Worthington Enterprises, Inc.	191	7,661
Wyndham Hotels & Resorts, Inc.	437	44,045
Wynn Resorts Ltd.	546	47,043
XPEL, Inc.(a)	88	3,515
YETI Holdings, Inc.(a)	494	19,024
Yum! Brands, Inc.	1,413	189,568
		31,899,578
Consumer Staples - 5.3%
Albertsons Cos., Inc. - Class A	1,508	29,617
Altria Group, Inc.	8,851	462,819

	Shares	Value
Andersons, Inc.	195	$7,901
Archer-Daniels-Midland Co.	2,662	134,484
B&G Foods, Inc.	250	1,722
BellRing Brands, Inc.(a)	626	47,163
Beyond Meat, Inc.(a)	390	1,466
BJ’s Wholesale Club Holdings, Inc.(a)	651	58,167
Boston Beer Co., Inc. - Class A(a)	50	14,999
Brown-Forman Corp. - Class B	1,547	58,755
Bunge Global SA	756	58,787
Calavo Growers, Inc.	158	4,029
Cal-Maine Foods, Inc.	201	20,687
Campbell Soup Co.	969	40,582
Casey’s General Stores, Inc.	186	73,699
Celsius Holdings, Inc.(a)	810	21,335
Central Garden & Pet Co. - Class A(a)	206	6,808
Chefs’ Warehouse, Inc.(a)	129	6,362
Church & Dwight Co., Inc.	1,230	128,793
Clorox Co.	616	100,045
Coca-Cola Co.	21,437	1,334,668
Coca-Cola Consolidated, Inc.	28	35,280
Colgate-Palmolive Co.	4,122	374,731
Conagra Brands, Inc.	2,366	65,657
Constellation Brands, Inc. - Class A	766	169,286
Costco Wholesale Corp.	2,209	2,024,040
Coty, Inc. - Class A(a)	2,317	16,126
Darling Ingredients, Inc.(a)	753	25,369
Dole PLC	419	5,673
Dollar General Corp.	1,112	84,312
Dollar Tree, Inc.(a)	1,115	83,558
Edgewell Personal Care Co.	275	9,240
elf Beauty, Inc.(a)	257	32,266
Energizer Holdings, Inc.	355	12,386
Estee Lauder Cos., Inc. - Class A	1,163	87,202
Flowers Foods, Inc.	1,066	22,024
Fresh Del Monte Produce, Inc.	302	10,029
Freshpet, Inc.(a)	222	32,880
General Mills, Inc.(b)	2,845	181,426
Grocery Outlet Holding Corp.(a)	407	6,353
Hain Celestial Group, Inc.(a)	600	3,690
Herbalife Ltd.(a)	328	2,194
Hershey Co.	755	127,859
Hormel Foods Corp.	1,413	44,326
Ingles Markets, Inc. - Class A	56	3,609
Ingredion, Inc.	309	42,506
Interparfums, Inc.	111	14,598
J & J Snack Foods Corp.	84	13,031
J M Smucker Co.	525	57,813
John B Sanfilippo & Son, Inc.	24	2,091
Kellanova	1,467	118,783
Kenvue, Inc.	9,217	196,783
Keurig Dr Pepper, Inc.	4,989	160,247
Kimberly-Clark Corp.	1,684	220,671
Kraft Heinz Co.	6,069	186,379
Kroger Co.	3,601	220,201

The accompanying notes are an integral part of these financial statements.

38

FT Wilshire 5000 IndexSM Fund
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Consumer Staples - (Continued)
Lamb Weston Holdings, Inc.	739	$49,387
Lancaster Colony Corp.	91	15,756
Maplebear, Inc.(a)	794	32,887
McCormick & Co., Inc.	1,277	97,358
Medifast, Inc.(a)	73	1,286
MGP Ingredients, Inc.	71	2,795
Mission Produce, Inc.(a)	336	4,828
Molson Coors Beverage Co. - Class B	963	55,199
Mondelez International, Inc. - Class A	5,842	348,943
Monster Beverage Corp.(a)	3,799	199,675
National Beverage Corp.	92	3,926
Nu Skin Enterprises, Inc. - Class A	325	2,239
PepsiCo, Inc.	6,845	1,040,851
Performance Food Group Co.(a)	763	64,512
Philip Morris International, Inc.	7,732	930,546
Pilgrim’s Pride Corp.(a)	231	10,485
Post Holdings, Inc.(a)	291	33,308
PriceSmart, Inc.	115	10,600
Procter & Gamble Co.	11,745	1,969,049
Reynolds Consumer Products, Inc.	328	8,853
Seaboard Corp.	1	2,430
Simply Good Foods Co.(a)	418	16,294
SpartanNash Co.	169	3,096
Spectrum Brands Holdings, Inc.	158	13,349
Sprouts Farmers Market, Inc.(a)	544	69,126
SunOpta, Inc.(a)	1,100	8,470
Sysco Corp.	2,459	188,015
Target Corp.	2,290	309,562
Tootsie Roll Industries, Inc.	26	847
TreeHouse Foods, Inc.(a)	298	10,469
Tyson Foods, Inc. - Class A	1,402	80,531
United Natural Foods, Inc.(a)	297	8,111
Universal Corp.	109	5,978
US Foods Holding Corp.(a)	1,262	85,135
USANA Health Sciences, Inc.(a)	87	3,122
Utz Brands, Inc.	259	4,056
Vita Coco Co., Inc.(a)	205	7,567
Vital Farms, Inc.(a)	216	8,141
Walgreens Boots Alliance, Inc.	3,650	34,054
Walmart, Inc.	21,544	1,946,500
WD-40 Co.	72	17,473
Weis Markets, Inc.	68	4,605
WK Kellogg Co.	419	7,538
		15,022,459
Energy - 3.4%
Antero Midstream Corp.	1,528	23,058
Antero Resources Corp.(a)	1,436	50,332
APA Corp.	1,812	41,839
Archrock, Inc.	633	15,755
Ardmore Shipping Corp.	262	3,183
Atlas Energy Solutions, Inc.	280	6,210

	Shares	Value
Baker Hughes Co.	4,978	$204,198
Berry Corp.	667	2,755
Bristow Group, Inc.(a)	100	3,430
Cactus, Inc. - Class A	322	18,792
California Resources Corp.	314	16,293
Centrus Energy Corp. - Class A(a)	99	6,594
ChampionX Corp.	915	24,879
Cheniere Energy, Inc.	1,104	237,216
Chesapeake Energy Corp.	931	92,681
Chevron Corp.	9,280	1,344,115
Chord Energy Corp.	262	30,633
Civitas Resources, Inc.	388	17,798
CNX Resources Corp.(a)	617	22,625
Comstock Resources, Inc.(a)	349	6,359
ConocoPhillips	6,666	661,067
CONSOL Energy, Inc.	151	16,109
Core Laboratories, Inc.	251	4,345
Coterra Energy, Inc.	3,761	96,056
Crescent Energy Co. - Class A(b)	900	13,149
CVR Energy, Inc.	539	10,101
Delek US Holdings, Inc.	301	5,569
Devon Energy Corp.	3,139	102,739
Diamondback Energy, Inc.	892	146,136
Dorian LPG Ltd.	219	5,337
DT Midstream, Inc.	511	50,809
EOG Resources, Inc.	2,903	355,850
EQT Corp.	2,588	119,333
Excelerate Energy, Inc. - Class A	203	6,141
Expro Group Holdings NV(a)	554	6,908
Exxon Mobil Corp.	23,233	2,499,174
Green Plains, Inc.(a)	300	2,844
Gulfport Energy Corp.(a)	95	17,499
Halliburton Co.	4,405	119,772
Helix Energy Solutions Group, Inc.(a)	525	4,893
Helmerich & Payne, Inc.	437	13,993
Hess Corp.	1,400	186,214
HF Sinclair Corp.	802	28,110
Innovex International, Inc.(a)	145	2,026
International Seaways, Inc.	208	7,476
Kinder Morgan, Inc.	9,725	266,465
Kinetik Holdings, Inc.	131	7,429
KLX Energy Services Holdings, Inc.(a)	66	329
Kosmos Energy Ltd.(a)	2,396	8,194
Liberty Energy, Inc.	843	16,767
Magnolia Oil & Gas Corp. - Class A	901	21,065
Marathon Petroleum Corp.	1,812	252,774
Matador Resources Co.	583	32,800
Murphy Oil Corp.	792	23,966
Nabors Industries Ltd.(a)	48	2,744
New Fortress Energy, Inc.	540	8,165
Newpark Resources, Inc.(a)	729	5,591
NextDecade Corp.(a)	760	5,860
Noble Corp. PLC	106	3,328
Northern Oil & Gas, Inc.	500	18,580

The accompanying notes are an integral part of these financial statements.

39

FT Wilshire 5000 IndexSM Fund
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Energy - (Continued)
NOV, Inc.	2,086	$30,456
Occidental Petroleum Corp.	4,386	216,712
Oceaneering International, Inc.(a)	527	13,744
ONEOK, Inc.	2,648	265,859
Ovintiv, Inc.	1,258	50,949
Par Pacific Holdings, Inc.(a)	350	5,736
Patterson-UTI Energy, Inc.	1,757	14,513
PBF Energy, Inc. - Class A	558	14,815
Peabody Energy Corp.	733	15,349
Permian Resources Corp.	1,748	25,136
Phillips 66	2,145	244,380
ProPetro Holding Corp.(a)	504	4,702
Range Resources Corp.	1,174	42,241
REX American Resources Corp.(a)	114	4,753
RPC, Inc.	625	3,712
Schlumberger NV	7,064	270,834
Select Water Solutions, Inc.	615	8,143
SFL Corp. Ltd.	575	5,876
Sitio Royalties Corp. - Class A	319	6,118
SM Energy Co.	630	24,419
Talos Energy, Inc.(a)	634	6,156
Targa Resources Corp.	1,074	191,709
Teekay Corp. Ltd.	486	3,368
Texas Pacific Land Corp.	112	123,868
Tidewater, Inc.(a)	230	12,583
Uranium Energy Corp.(a)	1,873	12,530
Valaris Ltd.(a)	351	15,528
Valero Energy Corp.	1,610	197,370
Viper Energy, Inc.	406	19,922
Vital Energy, Inc.(a)	85	2,628
Vitesse Energy, Inc.	10	250
Weatherford International PLC	360	25,787
Williams Cos., Inc.	6,063	328,130
World Kinect Corp.	203	5,585
		9,538,313
Financials - 13.8%
1st Source Corp.	103	6,013
Affiliated Managers Group, Inc.	160	29,587
Affirm Holdings, Inc.(a)	1,318	80,266
Aflac, Inc.	2,613	270,289
Allstate Corp.	1,312	252,940
Ally Financial, Inc.	1,504	54,159
AlTi Global, Inc.(a)	141	622
Ambac Financial Group, Inc.(a)	148	1,872
Amerant Bancorp, Inc.	194	4,348
American Express Co.	3,607	1,070,522
American Financial Group, Inc.	395	54,087
American International Group, Inc.	3,414	248,539
Ameriprise Financial, Inc.	502	267,280
Ameris Bancorp	300	18,771
AMERISAFE, Inc.	107	5,515

	Shares	Value
Aon PLC - Class A	984	$353,413
Apollo Global Management, Inc.	1,990	328,668
Arch Capital Group Ltd.	1,831	169,093
Ares Management Corp. - Class A	771	136,490
Arthur J Gallagher & Co.	1,081	306,842
Artisan Partners Asset Management, Inc. - Class A	337	14,508
Associated Banc-Corp.	670	16,013
Assurant, Inc.	258	55,011
Assured Guaranty Ltd.	274	24,663
Atlantic Union Bankshares Corp.	441	16,705
Atlanticus Holdings Corp.(a)	33	1,841
AvidXchange Holdings, Inc.(a)	768	7,941
Axis Capital Holdings Ltd.	380	33,676
Axos Financial, Inc.(a)	270	18,860
B Riley Financial, Inc.	48	220
Baldwin Insurance Group, Inc. - Class A(a)	317	12,287
Banc of California, Inc.	801	12,383
BancFirst Corp.	115	13,476
Banco Latinoamericano de Comercio Exterior SA	226	8,039
Bancorp, Inc.(a)	267	14,052
Bank First Corp.	22	2,180
Bank of America Corp.	39,320	1,728,114
Bank of Hawaii Corp.	217	15,459
Bank of New York Mellon Corp.	3,763	289,111
Bank of NT Butterfield & Son Ltd.	250	9,138
Bank OZK	548	24,402
BankUnited, Inc.	414	15,802
Banner Corp.	180	12,019
Berkshire Hathaway, Inc. - Class A(a)	1	680,920
Berkshire Hathaway, Inc. - Class B(a)	6,522	2,956,292
Berkshire Hills Bancorp, Inc.	300	8,529
BGC Group, Inc. - Class A	1,563	14,161
Blackrock, Inc.	736	754,481
Blackstone, Inc.	3,540	610,367
Block, Inc.(a)	2,698	229,303
Blue Owl Capital, Inc. - Class A	2,332	54,242
BOK Financial Corp.	119	12,668
Bread Financial Holdings, Inc.	186	11,357
Brighthouse Financial, Inc.(a)	294	14,124
Brookline Bancorp, Inc.	500	5,900
Brown & Brown, Inc.	1,180	120,384
Burke & Herbert Financial Services Corp.	766	47,768
Business First Bancshares, Inc.	30	771
Byline Bancorp, Inc.	146	4,234
Cadence Bank	846	29,145
Camden National Corp.(b)	115	4,915
Cannae Holdings, Inc.	369	7,328
Cantaloupe, Inc.(a)	992	9,434
Capital One Financial Corp.	1,894	337,738
Capitol Federal Financial, Inc.	420	2,482

The accompanying notes are an integral part of these financial statements.

40

FT Wilshire 5000 IndexSM Fund
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - (Continued)
Carlyle Group, Inc.	957	$48,319
Cass Information Systems, Inc.	101	4,132
Cathay General Bancorp	343	16,330
Cboe Global Markets, Inc.	511	99,849
Central Pacific Financial Corp.	231	6,711
Charles Schwab Corp.	8,386	620,648
Cincinnati Financial Corp.	768	110,362
Citigroup, Inc.	9,534	671,098
Citizens Financial Group, Inc.	2,319	101,479
City Holding Co.	74	8,768
Claros Mortgage Trust, Inc.	652	2,947
CME Group, Inc.	1,782	413,834
CNO Financial Group, Inc.	601	22,363
Cohen & Steers, Inc.	133	12,281
Coinbase Global, Inc. - Class A(a)	866	215,028
Columbia Banking System, Inc.	976	26,362
Columbia Financial, Inc.(a)	232	3,668
Comerica, Inc.	673	41,625
Commerce Bancshares, Inc.	634	39,517
Community Financial System, Inc.	299	18,442
Community Trust Bancorp, Inc.	110	5,833
ConnectOne Bancorp, Inc.	180	4,124
Corebridge Financial, Inc.	1,233	36,904
Corpay, Inc.(a)	337	114,048
Crawford & Co. - Class A	75	867
Credit Acceptance Corp.(a)	40	18,778
CrossFirst Bankshares, Inc.(a)	82	1,242
Cullen/Frost Bankers, Inc.	304	40,812
Customers Bancorp, Inc.(a)	121	5,890
CVB Financial Corp.	789	16,893
Diamond Hill Investment Group, Inc.	13	2,016
Dime Community Bancshares, Inc.	140	4,303
Discover Financial Services	1,236	214,112
Donnelley Financial Solutions, Inc.(a)	159	9,974
Eagle Bancorp, Inc.	194	5,050
East West Bancorp, Inc.	687	65,787
Eastern Bankshares, Inc.	964	16,629
eHealth, Inc.(a)	175	1,645
Employers Holdings, Inc.	179	9,170
Enact Holdings, Inc.	212	6,865
Encore Capital Group, Inc.(a)	154	7,357
Enova International, Inc.(a)	136	13,040
Enstar Group Ltd.(a)	57	18,357
Enterprise Financial Services Corp.	202	11,393
Equitable Holdings, Inc.	1,634	77,076
Erie Indemnity Co. - Class A	176	72,553
Euronet Worldwide, Inc.(a)	215	22,111
Evercore, Inc. - Class A	179	49,617
Everest Group Ltd.	170	61,618
EZCORP, Inc. - Class A(a)	424	5,181
F&G Annuities & Life, Inc.	635	26,314
FactSet Research Systems, Inc.	194	93,174

	Shares	Value
Farmers National Banc Corp.	315	$4,479
FB Financial Corp.	189	9,735
Federal Agricultural Mortgage Corp. - Class C	49	9,651
Federated Hermes, Inc. - Class B	481	19,774
Fidelity National Financial, Inc.	1,286	72,196
Fidelity National Information Services, Inc.	2,889	233,345
Fifth Third Bancorp	3,450	145,866
First American Financial Corp.	527	32,906
First BanCorp/Puerto Rico	663	12,325
First Bancorp/Southern Pines NC	156	6,859
First Bancshares, Inc.	141	4,935
First Busey Corp.	325	7,660
First Citizens BancShares, Inc. - Class A	56	118,329
First Commonwealth Financial Corp.	429	7,259
First Community Bankshares, Inc.	51	2,124
First Financial Bancorp	510	13,709
First Financial Bankshares, Inc.	730	26,317
First Financial Corp.	100	4,619
First Foundation, Inc.	478	2,968
First Hawaiian, Inc.	541	14,039
First Horizon Corp.	2,842	57,238
First Interstate BancSystem, Inc. - Class A	446	14,482
First Merchants Corp.	303	12,087
First Mid Bancshares, Inc.	165	6,075
FirstCash Holdings, Inc.	171	17,716
Fiserv, Inc.(a)	2,945	604,962
Flushing Financial Corp.	249	3,556
Flywire Corp.(a)	607	12,516
FNB Corp.	1,919	28,363
Franklin Resources, Inc.	1,434	29,096
Fulton Financial Corp.	889	17,140
Genworth Financial, Inc. - Class A(a)	2,084	14,567
German American Bancorp, Inc.	80	3,218
Glacier Bancorp, Inc.	550	27,621
Global Payments, Inc.	1,276	142,989
Globe Life, Inc.	466	51,968
Goldman Sachs Group, Inc.	1,613	923,636
Goosehead Insurance, Inc. - Class A(a)	134	14,367
Great Southern Bancorp, Inc.	85	5,075
Green Dot Corp. - Class A(a)	15	160
Hamilton Insurance Group Ltd. - Class B(a)	348	6,622
Hamilton Lane, Inc. - Class A	169	25,020
Hancock Whitney Corp.	401	21,943
Hanmi Financial Corp.	200	4,724
Hanover Insurance Group, Inc.	187	28,921
HarborOne Bancorp, Inc.	359	4,247
Hartford Financial Services Group, Inc.	1,466	160,380
HCI Group, Inc.	47	5,477
Heartland Financial USA, Inc.	190	11,648

The accompanying notes are an integral part of these financial statements.

41

FT Wilshire 5000 IndexSM Fund
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - (Continued)
Heritage Commerce Corp.	466	$4,371
Heritage Financial Corp.	184	4,508
Hilltop Holdings, Inc.	306	8,761
Home BancShares, Inc.	950	26,885
HomeStreet, Inc.(a)	165	1,884
Hope Bancorp, Inc.	702	8,628
Horace Mann Educators Corp.	249	9,768
Horizon Bancorp, Inc.	262	4,221
Houlihan Lokey, Inc.	266	46,194
Huntington Bancshares, Inc.	7,149	116,314
Independent Bank Corp.	244	15,662
Independent Bank Corp.	171	5,956
Independent Bank Group, Inc.	190	11,527
Interactive Brokers Group, Inc. - Class A	500	88,335
Intercontinental Exchange, Inc.	2,843	423,635
International Bancshares Corp.	280	17,685
International Money Express, Inc.(a)	206	4,291
Invesco Ltd.	2,200	38,456
Jack Henry & Associates, Inc.	358	62,757
Jackson Financial, Inc. - Class A	376	32,742
Jefferies Financial Group, Inc.	818	64,131
JPMorgan Chase & Co.	14,273	3,421,381
Kearny Financial Corp.	459	3,250
Kemper Corp.	300	19,932
KeyCorp	4,743	81,295
Kinsale Capital Group, Inc.	109	50,699
KKR & Co., Inc.	3,343	494,463
Lakeland Financial Corp.	98	6,738
Lazard, Inc.	411	21,158
Lemonade, Inc.(a)(b)	362	13,278
LendingClub Corp.(a)	494	7,998
LendingTree, Inc.(a)	63	2,441
Lincoln National Corp.	836	26,510
Live Oak Bancshares, Inc.	223	8,820
Loews Corp.	955	80,879
LPL Financial Holdings, Inc.	381	124,400
M&T Bank Corp.	846	159,056
Markel Group, Inc.(a)	64	110,479
MarketAxess Holdings, Inc.	182	41,139
Marqeta, Inc. - Class A(a)	1,936	7,337
Marsh & McLennan Cos., Inc.	2,467	524,015
Mastercard, Inc. - Class A	4,136	2,177,894
Mercantile Bank Corp.	108	4,805
Merchants Bancorp	103	3,756
Mercury General Corp.	82	5,451
MetLife, Inc.	3,035	248,506
Metropolitan Bank Holding Corp.(a)	75	4,380
MGIC Investment Corp.	1,215	28,808
Midland States Bancorp, Inc.	35	854
Moelis & Co. - Class A	332	24,528
Moody’s Corp.	915	433,134

	Shares	Value
Morgan Stanley	6,299	$791,910
Morningstar, Inc.	134	45,126
Mr Cooper Group, Inc.(a)	330	31,683
MSCI, Inc.	383	229,804
Nasdaq, Inc.	1,769	136,761
National Bank Holdings Corp. - Class A	156	6,717
Navient Corp.	669	8,891
NB Bancorp, Inc.(a)	362	6,538
NBT Bancorp, Inc.	200	9,552
NCR Atleos Corp.(a)	320	10,854
Nelnet, Inc. - Class A	73	7,797
NerdWallet, Inc. - Class A(a)	275	3,658
New York Community Bancorp, Inc.	1,158	10,804
Nicolet Bankshares, Inc.	38	3,987
NMI Holdings, Inc. - Class A(a)	394	14,483
Northern Trust Corp.	1,002	102,705
Northfield Bancorp, Inc.	338	3,928
Northwest Bancshares, Inc.	517	6,819
NU Holdings Ltd. - Class A(a)	14,862	153,970
OceanFirst Financial Corp.	100	1,810
OFG Bancorp	211	8,930
Old National Bancorp	1,596	34,641
Old Republic International Corp.	1,283	46,432
Old Second Bancorp, Inc.	369	6,561
OneMain Holdings, Inc.	618	32,216
Open Lending Corp.(a)	694	4,143
Origin Bancorp, Inc.	124	4,128
Oscar Health, Inc. - Class A(a)	742	9,973
Pacific Premier Bancorp, Inc.	489	12,186
Pagseguro Digital Ltd. - Class A(a)	773	4,839
Palomar Holdings, Inc.(a)	121	12,776
Park National Corp.	87	14,914
Pathward Financial, Inc.	106	7,799
Patria Investments Ltd. - Class A	274	3,187
Paymentus Holdings, Inc. - Class A(a)	89	2,908
Payoneer Global, Inc.(a)	1,300	13,052
PayPal Holdings, Inc.(a)	5,338	455,598
Peapack-Gladstone Financial Corp.	140	4,487
PennyMac Financial Services, Inc.	250	25,535
Peoples Bancorp, Inc.	167	5,292
Perella Weinberg Partners	238	5,674
Pinnacle Financial Partners, Inc.	368	42,096
Piper Sandler Cos.	85	25,496
PJT Partners, Inc. - Class A	86	13,572
PNC Financial Services Group, Inc.	1,977	381,264
Popular, Inc.	354	33,297
PRA Group, Inc.(a)	117	2,444
Preferred Bank	74	6,392
Premier Financial Corp.	117	2,992
Primerica, Inc.	171	46,413
Principal Financial Group, Inc.	1,209	93,589
ProAssurance Corp.(a)	230	3,659
PROG Holdings, Inc.	248	10,480

The accompanying notes are an integral part of these financial statements.

42

FT Wilshire 5000 IndexSM Fund
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - (Continued)
Progressive Corp.	2,935	$703,255
Prosperity Bancshares, Inc.	470	35,415
Provident Financial Services, Inc.	449	8,473
Prudential Financial, Inc.	1,778	210,746
QCR Holdings, Inc.	47	3,790
Radian Group, Inc.	745	23,631
Raymond James Financial, Inc.	971	150,825
Regions Financial Corp.	4,448	104,617
Reinsurance Group of America, Inc.	333	71,139
Remitly Global, Inc.(a)	643	14,513
RenaissanceRe Holdings Ltd.	260	64,691
Renasant Corp.	251	8,973
Repay Holdings Corp.(a)	388	2,960
RLI Corp.	195	32,142
Robinhood Markets, Inc. - Class A(a)	2,372	88,381
Ryan Specialty Holdings, Inc.	502	32,208
S&P Global, Inc.	1,576	784,895
S&T Bancorp, Inc.	187	7,147
Safety Insurance Group, Inc.	96	7,910
Sandy Spring Bancorp, Inc.	166	5,596
Seacoast Banking Corp. of Florida	500	13,765
SEI Investments Co.	512	42,230
Selective Insurance Group, Inc.	300	28,056
ServisFirst Bancshares, Inc.	248	21,016
Shift4 Payments, Inc. - Class A(a)	278	28,851
Simmons First National Corp. - Class A	687	15,238
SiriusPoint Ltd.(a)	408	6,687
Skyward Specialty Insurance Group, Inc.(a)	210	10,613
SLM Corp.	1,100	30,338
SoFi Technologies, Inc.(a)	4,525	69,685
Southside Bancshares, Inc.	171	5,431
SouthState Corp.	375	37,305
State Street Corp.	1,506	147,814
Stellar Bancorp, Inc.	125	3,544
StepStone Group, Inc. - Class A	321	18,579
Stewart Information Services Corp.	107	7,221
Stifel Financial Corp.	510	54,101
Stock Yards Bancorp, Inc.	175	12,532
StoneX Group, Inc.(a)	141	13,814
Synchrony Financial	2,046	132,990
Synovus Financial Corp.	727	37,244
T Rowe Price Group, Inc.	1,099	124,286
Texas Capital Bancshares, Inc.(a)	203	15,875
TFS Financial Corp.	156	1,959
Toast, Inc. - Class A(a)	1,800	65,610
Tompkins Financial Corp.	39	2,645
Towne Bank	374	12,738
TPG, Inc.	394	24,759
Tradeweb Markets, Inc. - Class A	577	75,541
Travelers Cos., Inc.	1,152	277,505

	Shares	Value
TriCo Bancshares	215	$9,396
Triumph Financial, Inc.(a)	132	11,996
Truist Financial Corp.	6,655	288,694
Trupanion, Inc.(a)	112	5,398
TrustCo Bank Corp. NY	153	5,096
Trustmark Corp.	270	9,550
UMB Financial Corp.	243	27,425
United Bankshares, Inc.	707	26,548
United Community Banks, Inc.	615	19,871
United Fire Group, Inc.	166	4,723
Universal Insurance Holdings, Inc.	258	5,433
Univest Financial Corp.	201	5,932
Unum Group	1,000	73,030
Upstart Holdings, Inc.(a)	371	22,842
US Bancorp	7,776	371,926
UWM Holdings Corp.	603	3,540
Valley National Bancorp	2,390	21,653
Veritex Holdings, Inc.	320	8,691
Victory Capital Holdings, Inc. - Class A	193	12,634
Virtu Financial, Inc. - Class A	531	18,946
Virtus Investment Partners, Inc.	38	8,382
Visa, Inc. - Class A	7,889	2,493,240
Voya Financial, Inc.	464	31,937
W R Berkley Corp.	1,510	88,365
WaFd, Inc.	460	14,830
Walker & Dunlop, Inc.	152	14,776
Washington Trust Bancorp, Inc.	100	3,135
Webster Financial Corp.	897	49,532
Wells Fargo & Co.	17,837	1,252,871
WesBanco, Inc.	350	11,389
Westamerica BanCorp	176	9,233
Western Alliance Bancorp	573	47,868
Western Union Co.	1,755	18,603
WEX, Inc.(a)	216	37,869
White Mountains Insurance Group Ltd.	12	23,341
Wintrust Financial Corp.	319	39,783
WisdomTree, Inc.(b)	353	3,707
World Acceptance Corp.(a)	17	1,911
WSFS Financial Corp.	274	14,558
Zions Bancorp NA	746	40,471
		39,406,425
Health Care - 10.4%
10X Genomics, Inc. - Class A(a)	700	10,052
4D Molecular Therapeutics, Inc.(a)	196	1,092
89bio, Inc.(a)	264	2,064
Abbott Laboratories	8,646	977,949
AbbVie, Inc.	8,825	1,568,202
Acadia Healthcare Co., Inc.(a)	477	18,913
ACADIA Pharmaceuticals, Inc.(a)	903	16,570
Accolade, Inc.(a)	570	1,949
ACELYRIN, Inc.(a)	579	1,818
AdaptHealth Corp.(a)	397	3,779

The accompanying notes are an integral part of these financial statements.

43

FT Wilshire 5000 IndexSM Fund
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
Addus HomeCare Corp.(a)	70	$8,775
ADMA Biologics, Inc.(a)	1,139	19,534
Agilent Technologies, Inc.	1,479	198,689
agilon health, Inc.(a)	1,608	3,055
Agios Pharmaceuticals, Inc.(a)	300	9,858
Akero Therapeutics, Inc.(a)	269	7,484
Alector, Inc.(a)	560	1,058
Align Technology, Inc.(a)	344	71,727
Alignment Healthcare, Inc.(a)	664	7,470
Alkermes PLC(a)	883	25,395
Alnylam Pharmaceuticals, Inc.(a)	637	149,892
Alphatec Holdings, Inc.(a)	518	4,755
Altimmune, Inc.(a)	457	3,295
Amedisys, Inc.(a)	151	13,709
Amgen, Inc.	2,666	694,866
Amicus Therapeutics, Inc.(a)	1,252	11,794
AMN Healthcare Services, Inc.(a)	188	4,497
Amneal Pharmaceuticals, Inc.(a)	772	6,114
Amphastar Pharmaceuticals, Inc.(a)	217	8,057
AnaptysBio, Inc.(a)	182	2,410
Anavex Life Sciences Corp.(a)(b)	627	6,734
AngioDynamics, Inc.(a)	231	2,116
ANI Pharmaceuticals, Inc.(a)	90	4,975
Anika Therapeutics, Inc.(a)	100	1,646
Apellis Pharmaceuticals, Inc.(a)	490	15,636
Apogee Therapeutics, Inc.(a)	261	11,823
Arcellx, Inc.(a)	176	13,497
Arcturus Therapeutics Holdings, Inc.(a)	257	4,361
Arcus Biosciences, Inc.(a)	347	5,167
Arcutis Biotherapeutics, Inc.(a)	702	9,779
Ardelyx, Inc.(a)	927	4,700
Arrowhead Pharmaceuticals, Inc.(a)	563	10,584
Artivion, Inc.(a)	300	8,577
Arvinas, Inc.(a)	300	5,751
Astrana Health, Inc.(a)	202	6,369
Astria Therapeutics, Inc.(a)	80	715
AtriCure, Inc.(a)	208	6,356
Avanos Medical, Inc.(a)	297	4,728
Avantor, Inc.(a)	3,375	71,111
Avid Bioservices, Inc.(a)	330	4,076
Avidity Biosciences, Inc.(a)	650	18,902
Axsome Therapeutics, Inc.(a)	229	19,376
Azenta, Inc.(a)	282	14,100
Baxter International, Inc.	2,585	75,379
Beam Therapeutics, Inc.(a)	449	11,135
Becton Dickinson & Co.	1,443	327,373
Belite Bio, Inc. - ADR(a)	146	9,213
BioCryst Pharmaceuticals, Inc.(a)	1,160	8,723
Biogen, Inc.(a)	722	110,408
Biohaven Ltd.(a)	379	14,156
BioLife Solutions, Inc.(a)	211	5,478

	Shares	Value
BioMarin Pharmaceutical, Inc.(a)	898	$59,026
Biomea Fusion, Inc.(a)	63	244
Bio-Rad Laboratories, Inc. - Class A(a)	97	31,865
Bio-Techne Corp.	765	55,103
Blueprint Medicines Corp.(a)	320	27,910
Boston Scientific Corp.(a)	7,346	656,145
Bridgebio Pharma, Inc.(a)	590	16,190
Bristol-Myers Squibb Co.	10,467	592,014
Brookdale Senior Living, Inc.(a)	621	3,124
Bruker Corp.	410	24,034
Cabaletta Bio, Inc.(a)	200	454
Cardinal Health, Inc.	1,193	141,096
CareDx, Inc.(a)	240	5,138
Cassava Sciences, Inc.(a)(b)	248	585
Castle Biosciences, Inc.(a)	171	4,557
Catalyst Pharmaceuticals, Inc.(a)	507	10,581
Celldex Therapeutics, Inc.(a)	262	6,621
Cencora, Inc.	855	192,101
Centene Corp.(a)	2,610	158,114
Certara, Inc.(a)	668	7,114
CG oncology, Inc.(a)	680	19,502
Charles River Laboratories International, Inc.(a)	250	46,150
Chemed Corp.	75	39,735
Cigna Group	1,443	398,470
Cincor Pharmaceuticals, Inc.(a)(c)	146	0
Cogent Biosciences, Inc.(a)	343	2,675
Collegium Pharmaceutical, Inc.(a)	187	5,358
Community Health Systems, Inc.(a)	2,164	6,470
Concentra Group Holdings Parent, Inc.	334	6,607
Concert Pharmaceuticals, Inc.(a)(c)	9,764	0
CONMED Corp.	169	11,566
Cooper Cos., Inc.(a)	996	91,562
Corcept Therapeutics, Inc.(a)	430	21,668
CorVel Corp.(a)(b)	123	13,685
Crinetics Pharmaceuticals, Inc.(a)	632	32,314
Cross Country Healthcare, Inc.(a)	193	3,505
CryoPort, Inc.(a)	420	3,268
Cullinan Therapeutics, Inc.(a)	918	11,181
CVS Health Corp.	6,313	283,391
Cytek Biosciences, Inc.(a)	397	2,577
Cytokinetics, Inc.(a)	566	26,625
Danaher Corp.	3,379	775,649
DaVita, Inc.(a)	425	63,559
Day One Biopharmaceuticals, Inc.(a)	242	3,066
Definitive Healthcare Corp.(a)	302	1,241
Denali Therapeutics, Inc.(a)	627	12,778
DENTSPLY SIRONA, Inc.	1,122	21,296
Dexcom, Inc.(a)	1,877	145,974
Disc Medicine, Inc.(a)	100	6,340
Doximity, Inc. - Class A(a)	507	27,069
Dynavax Technologies Corp.(a)	612	7,815
Dyne Therapeutics, Inc.(a)	852	20,073

The accompanying notes are an integral part of these financial statements.

44

FT Wilshire 5000 IndexSM Fund
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
Edgewise Therapeutics, Inc.(a)	230	$6,141
Editas Medicine, Inc.(a)	429	545
Edwards Lifesciences Corp.(a)	2,974	220,165
Elanco Animal Health, Inc.(a)	2,580	31,244
Elevance Health, Inc.	1,163	429,031
Eli Lilly & Co.	4,249	3,280,228
Embecta Corp.	345	7,124
Enanta Pharmaceuticals, Inc.(a)	103	592
Encompass Health Corp.	494	45,621
Enhabit, Inc.(a)	236	1,843
Enovis Corp.(a)	195	8,557
Ensign Group, Inc.	264	35,075
Envista Holdings Corp.(a)	798	15,393
Establishment Labs Holdings, Inc.(a)	112	5,160
Evolent Health, Inc. - Class A(a)	492	5,535
Evolus, Inc.(a)	316	3,489
Exact Sciences Corp.(a)	924	51,920
Exelixis, Inc.(a)	1,548	51,548
EyePoint Pharmaceuticals, Inc.(a)	148	1,103
Fortrea Holdings, Inc.(a)	469	8,747
Fulcrum Therapeutics, Inc.(a)	295	1,386
Fulgent Genetics, Inc.(a)	178	3,288
GE HealthCare Technologies, Inc.	2,059	160,973
Geron Corp.(a)	2,304	8,156
Gilead Sciences, Inc.	6,227	575,188
Glaukos Corp.(a)	251	37,635
Globus Medical, Inc. - Class A(a)	579	47,889
GoodRx Holdings, Inc. - Class A(a)	687	3,195
GRAIL, Inc.(a)	135	2,410
Guardant Health, Inc.(a)	570	17,413
Haemonetics Corp.(a)	250	19,520
Halozyme Therapeutics, Inc.(a)	605	28,925
Harmony Biosciences Holdings, Inc.(a)	168	5,781
Harrow, Inc.(a)	170	5,704
HCA Healthcare, Inc.	962	288,744
Health Catalyst, Inc.(a)	72	509
HealthEquity, Inc.(a)	430	41,259
HealthStream, Inc.	232	7,378
Henry Schein, Inc.(a)	633	43,804
Hims & Hers Health, Inc.(a)	656	15,862
Hologic, Inc.(a)	1,161	83,696
Humana, Inc.	604	153,241
ICON PLC(a)	403	84,513
ICU Medical, Inc.(a)	100	15,517
Ideaya Biosciences, Inc.(a)	260	6,682
IDEXX Laboratories, Inc.(a)	413	170,751
Illumina, Inc.(a)	812	108,508
ImmunityBio, Inc.(a)	1,044	2,673
Immunome, Inc.(a)	251	2,666
Immunovant, Inc.(a)	304	7,530
Inari Medical, Inc.(a)	276	14,090
Incyte Corp.(a)	1,108	76,530

	Shares	Value
Inhibrx Biosciences, Inc.(a)	38	$585
Innoviva, Inc.(a)	242	4,199
Inogen, Inc.(a)	213	1,953
Insmed, Inc.(a)	760	52,470
Inspire Medical Systems, Inc.(a)	141	26,139
Insulet Corp.(a)	346	90,330
Integer Holdings Corp.(a)	148	19,613
Integra LifeSciences Holdings Corp.(a)	378	8,573
Intellia Therapeutics, Inc.(a)	617	7,194
Intra-Cellular Therapies, Inc.(a)	453	37,835
Intuitive Surgical, Inc.(a)	1,749	912,908
Ionis Pharmaceuticals, Inc.(a)	700	24,472
Iovance Biotherapeutics, Inc.(a)	902	6,675
IQVIA Holdings, Inc.(a)	890	174,894
iRhythm Technologies, Inc.(a)	166	14,968
Ironwood Pharmaceuticals, Inc.(a)	708	3,136
iTeos Therapeutics, Inc.(a)	258	1,981
Janux Therapeutics, Inc.(a)	167	8,941
Jazz Pharmaceuticals PLC(a)	316	38,915
Johnson & Johnson	12,045	1,741,948
Keros Therapeutics, Inc.(a)	124	1,963
Kiniksa Pharmaceuticals International PLC(a)	106	2,097
Krystal Biotech, Inc.(a)	108	16,919
Kura Oncology, Inc.(a)	403	3,510
Kymera Therapeutics, Inc.(a)	271	10,902
Labcorp Holdings, Inc.	417	95,626
Lantheus Holdings, Inc.(a)	358	32,027
Legend Biotech Corp. - ADR(a)	920	29,937
LeMaitre Vascular, Inc.	104	9,583
LifeStance Health Group, Inc.(a)	653	4,813
Ligand Pharmaceuticals, Inc.(a)	111	11,894
Liquidia Corp.(a)	53	623
MacroGenics, Inc.(a)	353	1,147
Madrigal Pharmaceuticals, Inc.(a)	79	24,377
MannKind Corp.(a)	2,155	13,857
Maravai LifeSciences Holdings, Inc. - Class A(a)	659	3,592
Masimo Corp.(a)	259	42,813
MaxCyte, Inc.(a)	828	3,444
McKesson Corp.	660	376,141
Medpace Holdings, Inc.(a)	127	42,193
Medtronic PLC	6,666	532,480
Merck & Co., Inc.	12,651	1,258,521
Merit Medical Systems, Inc.(a)	298	28,823
Mesa Laboratories, Inc.	34	4,484
Mettler-Toledo International, Inc.(a)	108	132,157
MiMedx Group, Inc.(a)	749	7,205
Mirum Pharmaceuticals, Inc.(a)	146	6,037
Moderna, Inc.(a)	1,664	69,189
ModivCare, Inc.(a)	60	710
Molina Healthcare, Inc.(a)	292	84,987
Myriad Genetics, Inc.(a)	450	6,169
Natera, Inc.(a)	561	88,806

The accompanying notes are an integral part of these financial statements.

45

FT Wilshire 5000 IndexSM Fund
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
National HealthCare Corp.	67	$7,207
National Research Corp.	128	2,258
Neogen Corp.(a)	1,159	14,070
NeoGenomics, Inc.(a)	690	11,371
Neurocrine Biosciences, Inc.(a)	480	65,520
Nevro Corp.(a)	162	603
Novavax, Inc.(a)	757	6,086
Nurix Therapeutics, Inc.(a)	394	7,423
Nuvalent, Inc. - Class A(a)	159	12,447
Ocular Therapeutix, Inc.(a)	426	3,638
Olema Pharmaceuticals, Inc.(a)	354	2,064
OmniAb Operations, Inc.(a)(c)	42	0
OmniAb Operations, Inc.(a)(c)	42	0
OmniAb, Inc.(a)	543	1,922
Omnicell, Inc.(a)	252	11,219
Option Care Health, Inc.(a)	950	22,040
OraSure Technologies, Inc.(a)	573	2,069
Organon & Co.	1,281	19,113
Orthofix Medical, Inc.(a)	298	5,203
OrthoPediatrics Corp.(a)	105	2,434
Owens & Minor, Inc.(a)	312	4,078
Pacira BioSciences, Inc.(a)	279	5,256
Paragon 28, Inc.(a)	316	3,264
Patterson Cos., Inc.	463	14,288
Pediatrix Medical Group, Inc.(a)	600	7,872
Pennant Group, Inc.(a)	150	3,978
Penumbra, Inc.(a)	184	43,696
Perrigo Co. PLC	698	17,946
Perspective Therapeutics, Inc.(a)	2,590	8,262
Pfizer, Inc.	28,133	746,368
Phreesia, Inc.(a)	360	9,058
Pliant Therapeutics, Inc.(a)	222	2,924
Praxis Precision Medicines, Inc.(a)	231	17,778
Premier, Inc. - Class A	627	13,292
Prestige Consumer Healthcare, Inc.(a)	271	21,162
Privia Health Group, Inc.(a)	611	11,945
PROCEPT BioRobotics Corp.(a)	284	22,868
Progyny, Inc.(a)	390	6,728
Protagonist Therapeutics, Inc.(a)	308	11,889
Prothena Corp. PLC(a)	257	3,559
PTC Therapeutics, Inc.(a)	372	16,792
Pulmonx Corp.(a)	288	1,956
Quanterix Corp.(a)	228	2,424
Quest Diagnostics, Inc.	548	82,671
QuidelOrtho Corp.(a)	264	11,761
RadNet, Inc.(a)	264	18,438
Recursion Pharmaceuticals, Inc. - Class A(a)(b)	911	6,158
Regeneron Pharmaceuticals, Inc.(a)	526	374,686
REGENXBIO, Inc.(a)	218	1,685
Relay Therapeutics, Inc.(a)	410	1,689
Repligen Corp.(a)	267	38,432

	Shares	Value
Replimune Group, Inc.(a)	282	$3,415
ResMed, Inc.	718	164,199
Revance Therapeutics, Inc.(a)	365	1,110
REVOLUTION Medicines, Inc.(a)(b)	747	32,674
Revvity, Inc.	625	69,756
Rhythm Pharmaceuticals, Inc.(a)	231	12,931
Rocket Pharmaceuticals, Inc.(a)	400	5,028
Royalty Pharma PLC - Class A	1,915	48,852
RxSight, Inc.(a)	228	7,839
Sage Therapeutics, Inc.(a)	300	1,629
Sana Biotechnology, Inc.(a)	747	1,218
Sanofi SA(a)(c)	155	0
Sarepta Therapeutics, Inc.(a)	463	56,296
Scholar Rock Holding Corp.(a)	187	8,082
Schrodinger, Inc.(a)	309	5,961
Select Medical Holdings Corp.	415	7,823
SI-BONE, Inc.(a)	281	3,940
Simulations Plus, Inc.	97	2,705
Soleno Therapeutics, Inc.(a)	91	4,090
Solventum Corp.(a)	699	46,176
Sotera Health Co.(a)	601	8,222
SpringWorks Therapeutics, Inc.(a)	280	10,116
Spyre Therapeutics, Inc.(a)	352	8,195
STAAR Surgical Co.(a)	280	6,801
STERIS PLC	480	98,669
Structure Therapeutics, Inc. - ADR(a)	183	4,963
Stryker Corp.	1,790	644,489
Summit Therapeutics, Inc.(a)	514	9,172
Supernus Pharmaceuticals, Inc.(a)	275	9,944
Surgery Partners, Inc.(a)	422	8,934
Surmodics, Inc.(a)	134	5,306
Syndax Pharmaceuticals, Inc.(a)	387	5,116
Tandem Diabetes Care, Inc.(a)	348	12,535
Tango Therapeutics, Inc.(a)	331	1,023
Tarsus Pharmaceuticals, Inc.(a)	66	3,654
Teladoc Health, Inc.(a)	839	7,627
Teleflex, Inc.	234	41,647
Tenet Healthcare Corp.(a)	474	59,833
TG Therapeutics, Inc.(a)	795	23,930
Thermo Fisher Scientific, Inc.	1,902	989,477
Tourmaline Bio, Inc.(a)	121	2,454
TransMedics Group, Inc.(a)	156	9,727
Travere Therapeutics, Inc.(a)	326	5,679
Treace Medical Concepts, Inc.(a)	218	1,622
TruBridge, Inc.(a)	100	1,972
Twist Bioscience Corp.(a)	376	17,473
UFP Technologies, Inc.(a)	46	11,247
Ultragenyx Pharmaceutical, Inc.(a)	353	14,851
United Therapeutics Corp.(a)	226	79,742
UnitedHealth Group, Inc.	4,613	2,333,532
Universal Health Services, Inc. - Class B	292	52,391
US Physical Therapy, Inc.	93	8,250
Vanda Pharmaceuticals, Inc.(a)	481	2,304

The accompanying notes are an integral part of these financial statements.

46

FT Wilshire 5000 IndexSM Fund
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
Varex Imaging Corp.(a)	282	$4,114
Vaxcyte, Inc.(a)	746	61,068
Veeva Systems, Inc. - Class A(a)	727	152,852
Vera Therapeutics, Inc.(a)	198	8,373
Veracyte, Inc.(a)	440	17,424
Vericel Corp.(a)	230	12,629
Vertex Pharmaceuticals, Inc.(a)	1,292	520,288
Verve Therapeutics, Inc.(a)	193	1,089
Viatris, Inc.	5,852	72,857
Viking Therapeutics, Inc.(a)	461	18,551
Vir Biotechnology, Inc.(a)	580	4,257
Viridian Therapeutics, Inc.(a)	242	4,639
Waters Corp.(a)	301	111,665
West Pharmaceutical Services, Inc.(b)	362	118,577
Xencor, Inc.(a)	269	6,182
Y-mAbs Therapeutics, Inc.(a)	304	2,380
Zimmer Biomet Holdings, Inc.	1,007	106,369
Zimvie, Inc.(a)	127	1,772
Zoetis, Inc.	2,295	373,924
Zymeworks, Inc.(a)	387	5,666
		29,465,070
Industrials - 9.3%
3M Co.	2,797	361,065
A O Smith Corp.	636	43,382
AAON, Inc.	321	37,775
AAR Corp.(a)	187	11,459
ABM Industries, Inc.	382	19,551
ACCO Brands Corp.	825	4,331
Acuity Brands, Inc.	159	46,449
ACV Auctions, Inc. - Class A(a)	684	14,774
Advanced Drainage Systems, Inc.	355	41,038
AECOM	701	74,881
AeroVironment, Inc.(a)	126	19,390
AGCO Corp.	299	27,951
Air Lease Corp.	501	24,153
Air Transport Services Group, Inc.(a)	401	8,814
Alamo Group, Inc.	63	11,712
Alaska Air Group, Inc.(a)	596	38,591
Albany International Corp. - Class A	165	13,195
Alight, Inc. - Class A	4,679	32,379
Allegiant Travel Co.	73	6,871
Allegion PLC	451	58,937
Allison Transmission Holdings, Inc.	402	43,440
Amentum Holdings, Inc.(a)	641	13,480
Ameresco, Inc. - Class A(a)	181	4,250
American Airlines Group, Inc.(a)	3,453	60,186
American Woodmark Corp.(a)	101	8,033
AMETEK, Inc.	1,157	208,561
Apogee Enterprises, Inc.	118	8,426
Applied Industrial Technologies, Inc.	203	48,612
ArcBest Corp.	109	10,172

	Shares	Value
Archer Aviation, Inc. - Class A(a)	1,807	$17,618
Arcosa, Inc.	273	26,410
Argan, Inc.	19	2,604
Armstrong World Industries, Inc.	217	30,669
Array Technologies, Inc.(a)	750	4,530
Astec Industries, Inc.	92	3,091
Astronics Corp.(a)	241	3,846
Atkore, Inc.	202	16,857
Atmus Filtration Technologies, Inc.	330	12,929
Automatic Data Processing, Inc.	2,041	597,462
Avis Budget Group, Inc.(a)	148	11,930
Axon Enterprise, Inc.(a)	379	225,247
AZEK Co., Inc.(a)	791	37,549
AZZ, Inc.	130	10,650
Barnes Group, Inc.	273	12,902
Barrett Business Services, Inc.	96	4,170
Beacon Roofing Supply, Inc.(a)	316	32,099
Bloom Energy Corp. - Class A(a)	750	16,658
Blue Bird Corp.(a)	138	5,331
Boeing Co.(a)	3,042	538,434
Boise Cascade Co.	214	25,436
Booz Allen Hamilton Holding Corp.	621	79,923
Brady Corp. - Class A	261	19,275
BrightView Holdings, Inc.(a)	204	3,262
Brink’s Co.	213	19,760
Broadridge Financial Solutions, Inc.	589	133,167
Builders FirstSource, Inc.(a)	594	84,900
BWX Technologies, Inc.	439	48,900
CACI International, Inc. - Class A(a)	111	44,851
Cadre Holdings, Inc.	61	1,970
Carlisle Cos., Inc.	237	87,415
Carrier Global Corp.	4,213	287,579
Casella Waste Systems, Inc. - Class A(a)	276	29,204
Caterpillar, Inc.	2,505	908,714
CBIZ, Inc.(a)	220	18,003
CECO Environmental Corp.(a)	217	6,560
CH Robinson Worldwide, Inc.	581	60,029
Chart Industries, Inc.(a)	200	38,168
Cimpress PLC(a)	90	6,455
Cintas Corp.	1,732	316,436
Clean Harbors, Inc.(a)	252	57,995
Columbus McKinnon Corp.	101	3,761
Comfort Systems USA, Inc.	169	71,666
Concentrix Corp.	285	12,332
Construction Partners, Inc. - Class A(a)	212	18,754
Copart, Inc.(a)	4,415	253,377
Core & Main, Inc. - Class A(a)	962	48,975
CRA International, Inc.	15	2,808
Crane Co.	280	42,490
CSG Systems International, Inc.	167	8,535
CSW Industrials, Inc.	73	25,754
CSX Corp.	9,822	316,956
Cummins, Inc.	672	234,259

The accompanying notes are an integral part of these financial statements.

47

FT Wilshire 5000 IndexSM Fund
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Curtiss-Wright Corp.	191	$67,780
Dayforce, Inc.(a)	780	56,659
Deere & Co.	1,305	552,929
Delta Air Lines, Inc.	3,224	195,052
Deluxe Corp.	200	4,518
DNOW, Inc.(a)	649	8,443
Donaldson Co., Inc.	592	39,871
Douglas Dynamics, Inc.	169	3,993
Dover Corp.	696	130,570
Driven Brands Holdings, Inc.(a)	420	6,779
Ducommun, Inc.(a)	100	6,366
Dun & Bradstreet Holdings, Inc.	1,224	15,251
DXP Enterprises, Inc.(a)	100	8,262
Dycom Industries, Inc.(a)	152	26,457
Eaton Corp. PLC	1,999	663,408
EMCOR Group, Inc.	241	109,390
Emerson Electric Co.	2,848	352,953
Energy Recovery, Inc.(a)	281	4,131
Enerpac Tool Group Corp.	290	11,916
EnerSys	202	18,671
Ennis, Inc.	50	1,055
Enovix Corp.(a)(b)	827	8,989
Enpro, Inc.	118	20,349
Enviri Corp.(a)	768	5,914
Equifax, Inc.	641	163,359
Esab Corp.	280	33,583
ESCO Technologies, Inc.	136	18,117
Everus Construction Group, Inc.(a)	225	14,794
ExlService Holdings, Inc.(a)	865	38,389
Expeditors International of Washington, Inc.	737	81,637
Exponent, Inc.	255	22,721
Fastenal Co.	2,895	208,179
Federal Signal Corp.	319	29,472
FedEx Corp.	1,151	323,811
Ferguson Enterprises, Inc.	1,012	175,653
First Advantage Corp.(a)	366	6,855
Flowserve Corp.	701	40,322
Fluence Energy, Inc.(a)	667	10,592
Fluor Corp.(a)	903	44,536
Fortive Corp.	1,784	133,800
Fortune Brands Innovations, Inc.	636	43,458
Forward Air Corp.(a)	152	4,902
Franklin Covey Co.(a)	104	3,908
Franklin Electric Co., Inc.	206	20,075
FTAI Infrastructure, Inc.	259	1,880
FTI Consulting, Inc.(a)	180	34,403
Gates Industrial Corp. PLC(a)	835	17,176
GATX Corp.	168	26,033
GE Vernova, Inc.	1,342	441,424
Genco Shipping & Trading Ltd.	206	2,872
Generac Holdings, Inc.(a)	321	49,771

	Shares	Value
General Dynamics Corp.	1,370	$360,981
General Electric Co.	5,450	909,005
Genpact Ltd.	845	36,293
Gibraltar Industries, Inc.(a)	138	8,128
Global Industrial Co.	10	248
GMS, Inc.(a)	191	16,203
Gorman-Rupp Co.	58	2,199
Graco, Inc.	871	73,417
Granite Construction, Inc.	246	21,577
Great Lakes Dredge & Dock Corp.(a)	638	7,203
Greenbrier Cos., Inc.	109	6,648
Griffon Corp.	156	11,118
GXO Logistics, Inc.(a)	623	27,101
H&E Equipment Services, Inc.	166	8,127
Hayward Holdings, Inc.(a)	1,094	16,727
Healthcare Services Group, Inc.(a)	375	4,356
Heartland Express, Inc.	340	3,815
HEICO Corp.	206	48,974
HEICO Corp. - Class A	366	68,105
Heidrick & Struggles International, Inc.	39	1,728
Helios Technologies, Inc.	150	6,696
Herc Holdings, Inc.	143	27,074
Hertz Global Holdings, Inc.(a)	1,622	5,937
Hexcel Corp.	320	20,064
Hillenbrand, Inc.	325	10,004
Hillman Solutions Corp.(a)	977	9,516
HNI Corp.	274	13,801
Honeywell International, Inc.	3,274	739,564
Howmet Aerospace, Inc.	2,054	224,646
Hub Group, Inc. - Class A	286	12,744
Hubbell, Inc.	273	114,357
Huntington Ingalls Industries, Inc.	202	38,172
Huron Consulting Group, Inc.(a)	109	13,544
Hyster-Yale, Inc.	62	3,158
ICF International, Inc.	97	11,563
IDEX Corp.	379	79,321
IES Holdings, Inc.(a)	98	19,694
Illinois Tool Works, Inc.	1,496	379,326
Ingersoll Rand, Inc.	2,044	184,900
Innodata, Inc.(a)	556	21,973
Insperity, Inc.	190	14,727
Insteel Industries, Inc.	55	1,486
Interface, Inc.	483	11,761
ITT, Inc.	405	57,866
Jacobs Solutions, Inc.	641	85,650
Janus International Group, Inc.(a)	533	3,918
JB Hunt Transport Services, Inc.	412	70,312
JELD-WEN Holding, Inc.(a)	322	2,637
JetBlue Airways Corp.(a)	1,750	13,755
Joby Aviation, Inc.(a)	2,389	19,423
John Bean Technologies Corp.	151	19,192
Johnson Controls International PLC	3,413	269,388
Kadant, Inc.	54	18,629
KBR, Inc.	652	37,770

The accompanying notes are an integral part of these financial statements.

48

FT Wilshire 5000 IndexSM Fund
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Kelly Services, Inc. - Class A	233	$3,248
Kennametal, Inc.	304	7,302
Kforce, Inc.	69	3,912
Kirby Corp.(a)	300	31,740
Knight-Swift Transportation Holdings, Inc.	748	39,674
Korn Ferry	285	19,223
Kratos Defense & Security Solutions, Inc.(a)	758	19,996
L3Harris Technologies, Inc.	949	199,556
Landstar System, Inc.	171	29,388
Legalzoom.com, Inc.(a)	741	5,565
Leidos Holdings, Inc.	685	98,681
Lennox International, Inc.	155	94,442
Leonardo DRS, Inc.(a)	332	10,727
Lincoln Electric Holdings, Inc.	266	49,867
Lindsay Corp.	58	6,862
Lockheed Martin Corp.	1,213	589,445
Lyft, Inc. - Class A(a)	1,606	20,717
Manitowoc Co., Inc.(a)	268	2,447
ManpowerGroup, Inc.	256	14,776
Marten Transport Ltd.	308	4,808
Masco Corp.	1,080	78,376
MasTec, Inc.(a)	333	45,335
Masterbrand, Inc.(a)	726	10,607
Matson, Inc.	175	23,597
Matthews International Corp. - Class A	100	2,768
Maximus, Inc.	330	24,634
McGrath RentCorp	114	12,747
MDU Resources Group, Inc.	900	16,218
Mercury Systems, Inc.(a)	345	14,490
Middleby Corp.(a)	281	38,061
Miller Industries, Inc.	104	6,797
MillerKnoll, Inc.	460	10,391
Montrose Environmental Group, Inc.(a)	185	3,432
Moog, Inc. - Class A	135	26,573
MRC Global, Inc.(a)	586	7,489
MSA Safety, Inc.	195	32,325
MSC Industrial Direct Co., Inc. - Class A	245	18,299
Mueller Industries, Inc.	503	39,918
Mueller Water Products, Inc. - Class A	609	13,703
MYR Group, Inc.(a)	77	11,455
NEXTracker, Inc. - Class A(a)	556	20,311
Nordson Corp.	258	53,984
Norfolk Southern Corp.	1,123	263,568
Northrop Grumman Corp.	752	352,906
NV5 Global, Inc.(a)	280	5,275
nVent Electric PLC	806	54,937
Old Dominion Freight Line, Inc.	948	167,227
OPENLANE, Inc.(a)	361	7,162
Oshkosh Corp.	312	29,662

	Shares	Value
Otis Worldwide Corp.	2,018	$186,887
Owens Corning	438	74,600
PACCAR, Inc.	2,596	270,036
Parker-Hannifin Corp.	642	408,331
Parsons Corp.(a)	736	67,896
Paychex, Inc.	1,623	227,577
Paycom Software, Inc.	252	51,652
Paycor HCM, Inc.(a)	222	4,123
Paylocity Holding Corp.(a)	213	42,487
Pitney Bowes, Inc.	1,050	7,602
Powell Industries, Inc.	33	7,314
Primoris Services Corp.	238	18,183
Proto Labs, Inc.(a)	130	5,082
Quanex Building Products Corp.	112	2,715
Quanta Services, Inc.	709	224,079
RBC Bearings, Inc.(a)	145	43,375
Regal Rexnord Corp.	343	53,210
Republic Services, Inc.	1,055	212,245
Resideo Technologies, Inc.(a)	758	17,472
Resources Connection, Inc.	200	1,706
REV Group, Inc.	220	7,011
Robert Half, Inc.	597	42,065
Rocket Lab USA, Inc.(a)	1,121	28,552
Rockwell Automation, Inc.	584	166,901
Rollins, Inc.	1,432	66,373
RTX Corp.	6,661	770,811
Rush Enterprises, Inc. - Class A	342	18,738
RXO, Inc.(a)	636	15,162
Ryder System, Inc.	207	32,470
Saia, Inc.(a)	135	61,524
Schneider National, Inc. - Class B	218	6,383
Science Applications International Corp.	253	28,280
Sensata Technologies Holding PLC	783	21,454
Shoals Technologies Group, Inc. - Class A(a)	971	5,370
Shyft Group, Inc.	75	881
Simpson Manufacturing Co., Inc.	224	37,146
SiteOne Landscape Supply, Inc.(a)	230	30,307
SkyWest, Inc.(a)	155	15,520
Snap-on, Inc.	259	87,925
Southwest Airlines Co.	3,051	102,575
Spirit AeroSystems Holdings, Inc. - Class A(a)	594	20,244
SPX Technologies, Inc.(a)	229	33,324
SS&C Technologies Holdings, Inc.	1,090	82,600
Standex International Corp.	50	9,350
Stanley Black & Decker, Inc.	836	67,122
Steelcase, Inc. - Class A	551	6,513
Sterling Infrastructure, Inc.(a)	145	24,425
Stratasys Ltd.(a)	380	3,378
Sun Country Airlines Holdings, Inc.(a)	326	4,753
Sunrun, Inc.(a)	1,141	10,554
Symbotic, Inc.(a)(b)	224	5,311

The accompanying notes are an integral part of these financial statements.

49

FT Wilshire 5000 IndexSM Fund
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Tennant Co.	99	$8,071
Terex Corp.	353	16,316
Tetra Tech, Inc.	1,265	50,398
Textron, Inc.	979	74,884
Thermon Group Holdings, Inc.(a)	89	2,561
Timken Co.	302	21,554
Titan International, Inc.(a)	375	2,546
Titan Machinery, Inc.(a)	167	2,360
Toro Co.	515	41,252
Trane Technologies PLC	1,137	419,951
Transcat, Inc.(a)	59	6,239
TransDigm Group, Inc.	272	344,700
TransUnion	964	89,372
Trex Co., Inc.(a)	524	36,172
TriNet Group, Inc.	236	21,422
Trinity Industries, Inc.	359	12,601
Triumph Group, Inc.(a)	454	8,472
TrueBlue, Inc.(a)	55	462
TTEC Holdings, Inc.	54	269
Tutor Perini Corp.(a)	200	4,840
Uber Technologies, Inc.(a)	10,027	604,829
UFP Industries, Inc.	321	36,161
U-Haul Holding Co.(a)	29	2,004
U-Haul Holding Co.	478	30,616
UniFirst Corp.	86	14,714
Union Pacific Corp.	3,026	690,049
United Airlines Holdings, Inc.(a)	1,602	155,554
United Parcel Service, Inc. - Class B	3,612	455,473
United Rentals, Inc.	332	233,874
Upwork, Inc.(a)	950	15,532
V2X, Inc.(a)	108	5,166
Valmont Industries, Inc.	92	28,214
Veralto Corp.	1,207	122,933
Verisk Analytics, Inc.	724	199,411
Verra Mobility Corp.(a)	778	18,812
Vertiv Holdings Co. - Class A	1,832	208,134
Vestis Corp.	703	10,714
Viad Corp.(a)	100	4,251
Vicor Corp.(a)	89	4,300
VSE Corp.	105	9,986
Wabash National Corp.	195	3,340
Waste Management, Inc.	2,013	406,203
Watsco, Inc.	166	78,666
Watts Water Technologies, Inc. - Class A	128	26,022
Werner Enterprises, Inc.	290	10,417
WESCO International, Inc.	221	39,992
Westinghouse Air Brake Technologies Corp.	857	162,479
Willdan Group, Inc.(a)	64	2,438
WillScot Mobile Mini Holdings Corp.(a)	927	31,008

	Shares	Value
Woodward, Inc.	273	$45,433
WW Grainger, Inc.	223	235,053
Xometry, Inc. - Class A(a)	195	8,319
XPO, Inc.(a)	558	73,182
Xylem, Inc.	1,190	138,064
Zurn Elkay Water Solutions Corp.	730	27,229
		26,423,693
Information Technology - 30.2%(d)
A10 Networks, Inc.	327	6,017
Accenture PLC - Class A	3,123	1,098,640
ACI Worldwide, Inc.(a)	560	29,070
ACM Research, Inc. - Class A(a)	346	5,225
Adeia, Inc.	458	6,403
Adobe, Inc.(a)	2,244	997,862
ADTRAN Holdings, Inc.(a)	374	3,115
Advanced Energy Industries, Inc.	173	20,004
Advanced Micro Devices, Inc.(a)	7,987	964,750
Aehr Test Systems(a)	132	2,195
Agilysys, Inc.(a)	128	16,859
Akamai Technologies, Inc.(a)	745	71,259
Alarm.com Holdings, Inc.(a)	253	15,382
Alkami Technology, Inc.(a)	304	11,151
Allegro MicroSystems, Inc.(a)	302	6,602
Alpha & Omega Semiconductor Ltd.(a)	148	5,480
Altair Engineering, Inc. - Class A(a)	274	29,896
Ambarella, Inc.(a)	160	11,638
Amdocs Ltd.	551	46,912
American Software, Inc. - Class A	309	3,424
Amkor Technology, Inc.	587	15,080
Amphenol Corp. - Class A	5,976	415,033
Amplitude, Inc. - Class A(a)	314	3,313
Analog Devices, Inc.	2,483	527,538
ANSYS, Inc.(a)	440	148,425
Appfolio, Inc. - Class A(a)	91	22,452
Appian Corp. - Class A(a)	213	7,025
Apple, Inc.	77,187	19,329,169
Applied Materials, Inc.	4,126	671,011
Applied Optoelectronics, Inc.(a)	226	8,330
AppLovin Corp. - Class A(a)	783	253,559
Arista Networks, Inc.(a)	5,104	564,145
Arlo Technologies, Inc.(a)	613	6,859
Arrow Electronics, Inc.(a)	271	30,656
Asana, Inc. - Class A(a)	399	8,088
ASGN, Inc.(a)	250	20,835
Aspen Technology, Inc.(a)	136	33,950
Atlassian Corp. - Class A(a)	771	187,646
Aurora Innovation, Inc.(a)	8,598	54,167
Autodesk, Inc.(a)	1,056	312,122
AvePoint, Inc.(a)	419	6,918
Avnet, Inc.	458	23,963
Axcelis Technologies, Inc.(a)	150	10,480
Badger Meter, Inc.	134	28,424

The accompanying notes are an integral part of these financial statements.

50

FT Wilshire 5000 IndexSM Fund
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Bel Fuse, Inc. - Class B	33	$2,722
Belden, Inc.	229	25,788
Benchmark Electronics, Inc.	136	6,174
Bentley Systems, Inc. - Class B	649	30,308
BigCommerce Holdings, Inc.(a)	323	1,977
BILL Holdings, Inc.(a)	502	42,524
Blackbaud, Inc.(a)	200	14,784
BlackLine, Inc.(a)	240	14,582
Box, Inc. - Class A(a)	708	22,373
Braze, Inc. - Class A(a)	253	10,596
Broadcom, Inc.	22,944	5,319,337
C3.ai, Inc. - Class A(a)	589	20,279
Cadence Design Systems, Inc.(a)	1,337	401,715
Calix, Inc.(a)	308	10,740
CCC Intelligent Solutions Holdings, Inc.(a)	1,988	23,319
CDW Corp./DE	674	117,303
CEVA, Inc.(a)	176	5,553
Ciena Corp.(a)	743	63,014
Cirrus Logic, Inc.(a)	292	29,077
Cisco Systems, Inc.	20,169	1,194,005
Cleanspark, Inc.(a)	1,185	10,914
Clear Secure, Inc. - Class A	415	11,056
Clearfield, Inc.(a)	62	1,922
Clearwater Analytics Holdings, Inc. - Class A(a)	516	14,200
Cloudflare, Inc. - Class A(a)	1,498	161,305
Cognex Corp.	895	32,095
Cognizant Technology Solutions Corp. - Class A	2,490	191,481
Coherent Corp.(a)	744	70,479
Cohu, Inc.(a)	226	6,034
CommScope Holding Co., Inc.(a)	1,602	8,346
Commvault Systems, Inc.(a)	228	34,407
Confluent, Inc. - Class A(a)	961	26,870
Consensus Cloud Solutions, Inc.(a)	108	2,577
Core Scientific, Inc.(a)	829	11,647
Corning, Inc.	3,904	185,518
Corsair Gaming, Inc.(a)	381	2,518
Couchbase, Inc.(a)	157	2,448
Crane NXT Co.	260	15,137
Credo Technology Group Holding Ltd.(a)	668	44,896
Crowdstrike Holdings, Inc. - Class A(a)	1,109	379,455
CTS Corp.	112	5,906
Datadog, Inc. - Class A(a)	1,399	199,903
Dell Technologies, Inc. - Class C	1,335	153,845
Diebold Nixdorf, Inc.(a)	188	8,092
Digi International, Inc.(a)	182	5,502
Digimarc Corp.(a)	114	4,269
DigitalOcean Holdings, Inc.(a)	270	9,199

	Shares	Value
Diodes, Inc.(a)	233	$14,369
DocuSign, Inc.(a)	981	88,231
Dolby Laboratories, Inc. - Class A	300	23,430
Domo, Inc. - Class B(a)	254	1,798
DoubleVerify Holdings, Inc.(a)	698	13,409
Dropbox, Inc. - Class A(a)	1,271	38,181
DXC Technology Co.(a)	797	15,924
Dynatrace, Inc.(a)	1,357	73,753
E2open Parent Holdings, Inc. - Class A(a)	1,214	3,229
eGain Corp.(a)	150	935
Elastic NV(a)	391	38,740
Enphase Energy, Inc.(a)	663	45,535
Entegris, Inc.	753	74,592
EPAM Systems, Inc.(a)	290	67,808
ePlus, Inc.(a)	132	9,752
Extreme Networks, Inc.(a)	685	11,467
F5, Inc.(a)	288	72,423
Fabrinet(a)	185	40,678
Fair Isaac Corp.(a)	119	236,921
FARO Technologies, Inc.(a)	170	4,311
Fastly, Inc. - Class A(a)	589	5,560
First Solar, Inc.(a)	514	90,587
Five9, Inc.(a)	321	13,045
Flex Ltd.(a)	2,100	80,619
FormFactor, Inc.(a)	429	18,876
Fortinet, Inc.(a)	3,162	298,746
Freshworks, Inc. - Class A(a)	748	12,095
Gartner, Inc.(a)	372	180,223
Gen Digital, Inc.	3,017	82,605
Gitlab, Inc. - Class A(a)	553	31,162
GLOBALFOUNDRIES, Inc.(a)(b)	388	16,649
GoDaddy, Inc. - Class A(a)	719	141,909
Grid Dynamics Holdings, Inc.(a)	258	5,738
Guidewire Software, Inc.(a)	426	71,815
Hackett Group, Inc.	40	1,229
Harmonic, Inc.(a)	547	7,237
HashiCorp, Inc. - Class A(a)	559	19,123
Hewlett Packard Enterprise Co.	6,527	139,351
HP, Inc.	4,810	156,950
HubSpot, Inc.(a)	246	171,405
Hut 8 Corp.(a)	771	15,798
Ichor Holdings Ltd.(a)	183	5,896
Impinj, Inc.(a)	147	21,353
indie Semiconductor, Inc. - Class A(a)	774	3,135
Infinera Corp.(a)	1,127	7,404
Informatica, Inc. - Class A(a)	585	15,169
Insight Enterprises, Inc.(a)	175	26,618
Intapp, Inc.(a)	508	32,558
Intel Corp.	21,224	425,541
InterDigital, Inc.	121	23,440
International Business Machines Corp.	4,583	1,007,481
Intuit, Inc.	1,366	858,531
IonQ, Inc.(a)	694	28,988

The accompanying notes are an integral part of these financial statements.

51

FT Wilshire 5000 IndexSM Fund
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
IPG Photonics Corp.(a)	131	$9,526
Itron, Inc.(a)	213	23,128
Jabil, Inc.	622	89,506
Jamf Holding Corp.(a)	327	4,594
JFrog Ltd.(a)	414	12,176
Juniper Networks, Inc.	1,570	58,796
Keysight Technologies, Inc.(a)	847	136,054
Kimball Electronics, Inc.(a)	204	3,821
KLA Corp.	678	427,221
Klaviyo, Inc. - Class A(a)	217	8,949
Knowles Corp.(a)	458	9,128
Kulicke & Soffa Industries, Inc.	303	14,138
Kyndryl Holdings, Inc.(a)	1,207	41,762
Lam Research Corp.	6,550	473,106
Lattice Semiconductor Corp.(a)	660	37,389
Littelfuse, Inc.	119	28,042
LiveRamp Holdings, Inc.(a)	375	11,389
Lumentum Holdings, Inc.(a)	357	29,970
MACOM Technology Solutions Holdings, Inc.(a)	259	33,647
Manhattan Associates, Inc.(a)	306	82,693
MARA Holdings, Inc.(a)	1,667	27,956
Marvell Technology, Inc.	4,230	467,203
MaxLinear, Inc.(a)	475	9,396
Meridianlink, Inc.(a)	187	3,862
Methode Electronics, Inc.	233	2,747
Microchip Technology, Inc.	2,634	151,060
Micron Technology, Inc.	5,495	462,459
Microsoft Corp.	36,617	15,434,066
MicroStrategy, Inc. - Class A(a)	750	217,215
Mirion Technologies, Inc.(a)	1,265	22,074
Mitek Systems, Inc.(a)	85	946
MKS Instruments, Inc.	351	36,641
MongoDB, Inc.(a)	356	82,880
Monolithic Power Systems, Inc.	230	136,091
Motorola Solutions, Inc.	827	382,264
N-able, Inc.(a)	173	1,616
Napco Security Technologies, Inc.	177	6,294
nCino, Inc.(a)	330	11,081
NCR Voyix Corp.(a)	640	8,858
NetApp, Inc.	1,043	121,071
NETGEAR, Inc.(a)	50	1,393
NetScout Systems, Inc.(a)	295	6,390
Novanta, Inc.(a)	179	27,346
Nutanix, Inc. - Class A(a)	1,191	72,865
NVIDIA Corp.	120,109	16,129,438
Okta, Inc.(a)	790	62,252
Olo, Inc. - Class A(a)	606	4,654
ON Semiconductor Corp.(a)	2,165	136,503
Onto Innovation, Inc.(a)	245	40,834
Oracle Corp.	7,982	1,330,120
OSI Systems, Inc.(a)	67	11,218

	Shares	Value
PagerDuty, Inc.(a)	430	$7,852
Palantir Technologies, Inc. - Class A(a)	9,222	697,460
Palo Alto Networks, Inc.(a)	3,204	583,000
PAR Technology Corp.(a)	225	16,351
PC Connection, Inc.	80	5,542
PDF Solutions, Inc.(a)	190	5,145
Pegasystems, Inc.	181	16,869
Photronics, Inc.(a)	241	5,678
Plexus Corp.(a)	130	20,342
Power Integrations, Inc.	280	17,276
Procore Technologies, Inc.(a)	678	50,803
Progress Software Corp.	200	13,030
PROS Holdings, Inc.(a)	262	5,754
PTC, Inc.(a)	607	111,609
Pure Storage, Inc. - Class A(a)	1,477	90,732
Q2 Holdings, Inc.(a)	240	24,156
Qorvo, Inc.(a)	487	34,056
QUALCOMM, Inc.	5,597	859,811
Qualys, Inc.(a)	189	26,502
Rambus, Inc.(a)	535	28,280
Rapid7, Inc.(a)	324	13,035
RingCentral, Inc. - Class A(a)	260	9,103
Riot Platforms, Inc.(a)(b)	1,173	11,976
Rogers Corp.(a)	57	5,792
Roper Technologies, Inc.	529	275,001
Salesforce, Inc.	4,686	1,566,670
Samsara, Inc. - Class A(a)	1,135	49,588
Sanmina Corp.(a)	263	19,901
ScanSource, Inc.(a)	70	3,321
Seagate Technology Holdings PLC	1,060	91,489
SEMrush Holdings, Inc. - Class A(a)	145	1,723
Semtech Corp.(a)	300	18,555
SentinelOne, Inc. - Class A(a)	1,588	35,254
ServiceNow, Inc.(a)	1,016	1,077,082
Silicon Laboratories, Inc.(a)	143	17,763
SiTime Corp.(a)	103	22,097
Skyworks Solutions, Inc.	798	70,767
SMART Global Holdings, Inc.(a)	139	2,667
Smartsheet, Inc. - Class A(a)	665	37,260
Snowflake, Inc. - Class A(a)	1,511	233,314
SolarWinds Corp.	352	5,016
SoundHound AI, Inc. - Class A(a)	1,535	30,454
Sprinklr, Inc. - Class A(a)	487	4,115
Sprout Social, Inc. - Class A(a)	244	7,493
SPS Commerce, Inc.(a)	176	32,382
Super Micro Computer, Inc.(a)	2,440	74,371
Synaptics, Inc.(a)	208	15,875
Synopsys, Inc.(a)	763	370,330
TD SYNNEX Corp.	388	45,505
Teledyne Technologies, Inc.(a)	235	109,071
Tenable Holdings, Inc.(a)	539	21,226
Teradata Corp.(a)	534	16,634
Teradyne, Inc.	786	98,973
Terawulf, Inc.(a)	1,748	9,894

The accompanying notes are an integral part of these financial statements.

52

FT Wilshire 5000 IndexSM Fund
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Texas Instruments, Inc.	4,529	$849,233
Trimble, Inc.(a)	1,227	86,700
TTM Technologies, Inc.(a)	488	12,078
Twilio, Inc. - Class A(a)	860	92,949
Tyler Technologies, Inc.(a)	213	122,824
Ubiquiti, Inc.	33	10,954
UiPath, Inc. - Class A(a)	2,042	25,954
Ultra Clean Holdings, Inc.(a)	240	8,628
Unisys Corp.(a)	638	4,039
Unity Software, Inc.(a)	1,221	27,436
Universal Display Corp.	221	32,310
Varonis Systems, Inc.(a)	612	27,191
Veeco Instruments, Inc.(a)	337	9,032
Verint Systems, Inc.(a)	375	10,294
VeriSign, Inc.(a)	482	99,755
Vertex, Inc. - Class A(a)	448	23,901
Viasat, Inc.(a)	490	4,170
Viavi Solutions, Inc.(a)	1,328	13,413
Vishay Intertechnology, Inc.	598	10,130
Vontier Corp.	800	29,176
Weave Communications, Inc.(a)	328	5,222
Western Digital Corp.(a)	1,598	95,289
Wolfspeed, Inc.(a)	659	4,389
Workday, Inc. - Class A(a)	1,038	267,835
Workiva, Inc.(a)	259	28,360
Xerox Holdings Corp.	573	4,830
Xperi, Inc.(a)	319	3,276
Yext, Inc.(a)	383	2,436
Zebra Technologies Corp. - Class A(a)	257	99,259
Zeta Global Holdings Corp. - Class A(a)	671	12,071
Zoom Video Communications, Inc. - Class A(a)	1,117	91,158
Zscaler, Inc.(a)	429	77,396
Zuora, Inc. - Class A(a)	657	6,517
		86,055,563
Materials - 2.2%
AdvanSix, Inc.	144	4,103
Air Products and Chemicals, Inc.	1,107	321,074
Albemarle Corp.	597	51,390
Alcoa Corp.	1,723	65,095
Alpha Metallurgical Resources, Inc.(a)	55	11,007
American Vanguard Corp.	244	1,130
AptarGroup, Inc.	314	49,329
Arch Resources, Inc.	95	13,416
Ashland, Inc.	249	17,794
Aspen Aerogels, Inc.(a)	416	4,942
ATI, Inc.(a)	584	32,143
Avery Dennison Corp.	409	76,536
Avient Corp.	483	19,735
Axalta Coating Systems Ltd.(a)	675	23,098
Balchem Corp.	171	27,872

	Shares	Value
Ball Corp.	1,568	$86,444
Berry Global Group, Inc.	578	37,379
Cabot Corp.	255	23,284
Carpenter Technology Corp.	457	77,557
Celanese Corp.	561	38,827
Century Aluminum Co.(a)	341	6,213
CF Industries Holdings, Inc.	900	76,788
Chemours Co.	824	13,926
Clearwater Paper Corp.(a)	130	3,870
Cleveland-Cliffs, Inc.(a)	2,575	24,205
Coeur Mining, Inc.(a)	1,908	10,914
Commercial Metals Co.	556	27,578
Compass Minerals International, Inc.	222	2,497
Corteva, Inc.	3,487	198,620
CRH PLC	3,444	318,639
Crown Holdings, Inc.	583	48,208
Dow, Inc.	3,563	142,983
DuPont de Nemours, Inc.	2,093	159,591
Eagle Materials, Inc.	169	41,702
Eastman Chemical Co.	583	53,240
Ecolab, Inc.	1,269	297,352
Ecovyst, Inc.(a)	550	4,202
Element Solutions, Inc.	1,211	30,796
Ferroglobe Representation & Warranty Insurance Trust(a)(c)	500	0
FMC Corp.	599	29,117
Freeport-McMoRan, Inc.	7,089	269,949
Graphic Packaging Holding Co.	1,499	40,713
Greif, Inc. - Class A	91	5,562
Hawkins, Inc.	176	21,590
HB Fuller Co.	268	18,085
Hecla Mining Co.	3,124	15,339
Huntsman Corp.	909	16,389
Ingevity Corp.(a)	207	8,435
Innospec, Inc.	129	14,198
International Flavors & Fragrances, Inc.	1,164	98,416
International Paper Co.	1,690	90,956
Kaiser Aluminum Corp.	53	3,724
Knife River Corp.(a)	278	28,256
Koppers Holdings, Inc.	156	5,054
Linde PLC	2,364	989,736
Louisiana-Pacific Corp.	395	40,902
LSB Industries, Inc.(a)	333	2,527
LyondellBasell Industries NV - Class A	1,272	94,471
Magnera Corp.(a)	159	2,889
Martin Marietta Materials, Inc.	328	169,412
Materion Corp.	93	9,196
Mativ Holdings, Inc.	371	4,044
Metallus, Inc.(a)	104	1,470
Minerals Technologies, Inc.	180	13,718
Mosaic Co.	1,678	41,245
MP Materials Corp.(a)(b)	646	10,078

The accompanying notes are an integral part of these financial statements.

53

FT Wilshire 5000 IndexSM Fund
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Materials - (Continued)
Myers Industries, Inc.	200	$2,208
NewMarket Corp.	31	16,379
Newmont Corp.	5,840	217,365
Nucor Corp.	1,201	140,169
O-I Glass, Inc.(a)	647	7,013
Olin Corp.	601	20,314
Olympic Steel, Inc.	36	1,181
Packaging Corp. of America	449	101,083
Pactiv Evergreen, Inc.	197	3,442
Piedmont Lithium, Inc.(a)	92	804
PPG Industries, Inc.	1,184	141,429
PureCycle Technologies, Inc.(a)(b)	1,337	13,704
Quaker Chemical Corp.	74	10,416
Radius Recycling, Inc.	162	2,466
Ramaco Resources, Inc.	236	2,421
Ramaco Resources, Inc. - Class B	3	32
Reliance, Inc.	295	79,432
Royal Gold, Inc.	341	44,961
RPM International, Inc.	620	76,297
Ryerson Holding Corp.	173	3,202
Scotts Miracle-Gro Co.	175	11,610
Sealed Air Corp.	666	22,531
Sensient Technologies Corp.	162	11,544
Sherwin-Williams Co.	1,176	399,758
Silgan Holdings, Inc.	400	20,820
Smurfit WestRock PLC	1,284	69,156
Sonoco Products Co.	473	23,106
Southern Copper Corp.	535	48,782
Steel Dynamics, Inc.	780	88,975
Stepan Co.	97	6,276
Summit Materials, Inc. - Class A(a)	580	29,348
SunCoke Energy, Inc.	555	5,939
Sylvamo Corp.	156	12,327
TriMas Corp.	223	5,484
Tronox Holdings PLC	721	7,260
United States Lime & Minerals, Inc.	85	11,283
United States Steel Corp.	1,079	36,675
Vulcan Materials Co.	657	169,000
Warrior Met Coal, Inc.	276	14,970
Westlake Corp.	157	18,000
Worthington Steel, Inc.	191	6,078
		6,392,190
Real Estate - 0.2%
Anywhere Real Estate, Inc.(a)	595	1,963
CBRE Group, Inc. - Class A(a)	1,498	196,672
Compass, Inc. - Class A(a)	1,813	10,606
CoStar Group, Inc.(a)	2,027	145,113
DigitalBridge Group, Inc.	763	8,607
eXp World Holdings, Inc.	290	3,338
Forestar Group, Inc.(a)	47	1,218
Howard Hughes Holdings, Inc.(a)	236	18,153

	Shares	Value
Jones Lang LaSalle, Inc.(a)	235	$59,488
Kennedy-Wilson Holdings, Inc.	609	6,084
Marcus & Millichap, Inc.	126	4,821
Newmark Group, Inc. - Class A	765	9,800
Redfin Corp.(a)	865	6,807
Seaport Entertainment Group, Inc.(a)	26	727
St Joe Co.	268	12,041
Star Holdings(a)	78	759
Tejon Ranch Co.(a)	50	795
Zillow Group, Inc. - Class A(a)	247	17,500
Zillow Group, Inc. - Class C(a)	761	56,352
		560,844
Utilities - 2.2%
AES Corp.	3,666	47,181
ALLETE, Inc.	284	18,403
Alliant Energy Corp.	1,265	74,812
Ameren Corp.	1,314	117,130
American Electric Power Co., Inc.	2,631	242,657
American States Water Co.	220	17,098
American Water Works Co., Inc.	970	120,755
Atmos Energy Corp.	752	104,731
Avista Corp.	333	12,198
Black Hills Corp.	353	20,658
California Water Service Group	289	13,100
CenterPoint Energy, Inc.	3,177	100,806
Chesapeake Utilities Corp.	102	12,378
Clearway Energy, Inc. - Class A	90	2,200
Clearway Energy, Inc. - Class C	471	12,246
CMS Energy Corp.	1,463	97,509
Consolidated Edison, Inc.	1,742	155,439
Constellation Energy Corp.	1,589	355,475
Dominion Energy, Inc.	4,196	225,997
DTE Energy Co.	1,049	126,667
Duke Energy Corp.	3,844	414,153
Edison International	1,884	150,419
Entergy Corp.	2,068	156,796
Essential Utilities, Inc.	1,206	43,802
Evergy, Inc.	1,153	70,967
Eversource Energy	1,746	100,273
Exelon Corp.	5,043	189,818
FirstEnergy Corp.	2,905	115,561
Hawaiian Electric Industries, Inc.(a)	566	5,507
IDACORP, Inc.	268	29,287
MGE Energy, Inc.	151	14,188
Middlesex Water Co.	66	3,474
Montauk Renewables, Inc.(a)	328	1,305
National Fuel Gas Co.	454	27,549
New Jersey Resources Corp.	558	26,031
NextEra Energy, Inc.	10,179	729,732
NiSource, Inc.	2,249	82,673
Northwest Natural Holding Co.	223	8,822
Northwestern Energy Group, Inc.	330	17,642

The accompanying notes are an integral part of these financial statements.

54

FT Wilshire 5000 IndexSM Fund
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Utilities - (Continued)
NRG Energy, Inc.	1,094	$98,701
OGE Energy Corp.	1,042	42,982
ONE Gas, Inc.	287	19,875
Ormat Technologies, Inc.	300	20,316
Otter Tail Corp.	196	14,473
PG&E Corp.	9,897	199,721
Pinnacle West Capital Corp.	577	48,912
Portland General Electric Co.	500	21,810
PPL Corp.	3,706	120,297
Public Service Enterprise Group, Inc.	2,461	207,930
Sempra	3,181	279,037
SJW Group	180	8,860
Southern Co.	5,389	443,622
Southwest Gas Holdings, Inc.	325	22,981
Spire, Inc.	291	19,738
Sunnova Energy International, Inc.(a)	530	1,818
TXNM Energy, Inc.	480	23,602
UGI Corp.	1,134	32,013
Unitil Corp.	106	5,744
Vistra Corp.	1,780	245,409
WEC Energy Group, Inc.	1,545	145,292
Xcel Energy, Inc.	2,718	183,519
York Water Co.	128	4,188
		6,276,279
TOTAL COMMON STOCKS (Cost $57,524,820)		276,444,079
REAL ESTATE INVESTMENT TRUSTS - 2.4%
Financials - 0.1%
AGNC Investment Corp.(b)	3,371	31,047
Annaly Capital Management, Inc.	2,551	46,683
Apollo Commercial Real Estate Finance, Inc.	709	6,140
Arbor Realty Trust, Inc.(b)	831	11,509
Ares Commercial Real Estate Corp.	908	5,348
ARMOUR Residential REIT, Inc.	309	5,828
Blackstone Mortgage Trust, Inc. - Class A	829	14,433
BrightSpire Capital, Inc.	637	3,593
Chimera Investment Corp.	392	5,488
Dynex Capital, Inc.	405	5,123
Ellington Credit Co.	99	655
Franklin BSP Realty Trust, Inc.	422	5,292
HA Sustainable Infrastructure Capital, Inc.	550	14,757
Invesco Mortgage Capital, Inc.	242	1,948
KKR Real Estate Finance Trust, Inc.	295	2,979
Ladder Capital Corp.	559	6,255
MFA Financial, Inc.	505	5,146
New York Mortgage Trust, Inc.	627	3,800
Orchid Island Capital, Inc.(b)	79	615
PennyMac Mortgage Investment Trust	450	5,665

	Shares	Value
Ready Capital Corp.	1,095	$7,468
Redwood Trust, Inc.	692	4,519
Rithm Capital Corp.	2,404	26,035
Starwood Property Trust, Inc.(b)	1,518	28,766
TPG RE Finance Trust, Inc.	306	2,601
Two Harbors Investment Corp.	891	10,541
		262,234
Industrials - 0.0%(e)
CoreCivic, Inc.(a)	686	14,914
GEO Group, Inc.(a)(b)	632	17,683
		32,597
Real Estate - 2.3%
Acadia Realty Trust	558	13,481
Agree Realty Corp.	538	37,902
Alexander & Baldwin, Inc.	248	4,399
Alexandria Real Estate Equities, Inc.	868	84,673
American Assets Trust, Inc.	228	5,987
American Homes 4 Rent - Class A	1,662	62,192
American Tower Corp.	2,309	423,494
Americold Realty Trust, Inc.	988	21,143
Apartment Investment and Management Co. - Class A(a)	826	7,508
Apple Hospitality REIT, Inc.	981	15,058
Armada Hoffler Properties, Inc.	467	4,777
AvalonBay Communities, Inc.	719	158,158
Brandywine Realty Trust	646	3,618
Brixmor Property Group, Inc.	1,591	44,293
Broadstone Net Lease, Inc.	915	14,512
BXP, Inc.	785	58,373
Camden Property Trust	516	59,877
CareTrust REIT, Inc.	612	16,555
CBL & Associates Properties, Inc.	204	6,000
Centerspace	64	4,234
Chatham Lodging Trust	425	3,804
Community Healthcare Trust, Inc.	154	2,958
COPT Defense Properties	501	15,506
Cousins Properties, Inc.	839	25,707
Crown Castle, Inc.	2,138	194,045
CubeSmart	1,094	46,878
Curbline Properties Corp.	404	9,381
DiamondRock Hospitality Co.	1,103	9,960
Digital Realty Trust, Inc.	1,576	279,472
Douglas Emmett, Inc.	854	15,850
Easterly Government Properties, Inc.	627	7,123
EastGroup Properties, Inc.	227	36,431
Elme Communities	425	6,490
Empire State Realty Trust, Inc. - Class A	745	7,688
EPR Properties	422	18,686
Equinix, Inc.	474	446,930
Equity Commonwealth	482	853
Equity LifeStyle Properties, Inc.	896	59,674
Equity Residential	1,885	135,268

The accompanying notes are an integral part of these financial statements.

55

FT Wilshire 5000 IndexSM Fund
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - (Continued)
Real Estate - (Continued)
Essential Properties Realty Trust, Inc.	830	$25,962
Essex Property Trust, Inc.	322	91,912
Extra Space Storage, Inc.	1,060	158,576
Farmland Partners, Inc.	384	4,516
Federal Realty Investment Trust	414	46,347
First Industrial Realty Trust, Inc.	645	32,334
Four Corners Property Trust, Inc.	497	13,489
Gaming and Leisure Properties, Inc.	1,308	62,993
Getty Realty Corp.	219	6,598
Gladstone Commercial Corp.	312	5,067
Gladstone Land Corp.	269	2,919
Global Medical REIT, Inc.	581	4,485
Global Net Lease, Inc.	842	6,147
Healthcare Realty Trust, Inc.	2,086	35,358
Healthpeak Properties, Inc.	3,510	71,148
Highwoods Properties, Inc.	510	15,596
Host Hotels & Resorts, Inc.	3,576	62,651
Hudson Pacific Properties, Inc.	815	2,469
Independence Realty Trust, Inc.	1,266	25,117
Innovative Industrial Properties, Inc.	150	9,996
InvenTrust Properties Corp.	272	8,195
Invitation Homes, Inc.	3,081	98,500
Iron Mountain, Inc.	1,492	156,824
JBG SMITH Properties	497	7,639
Kilroy Realty Corp.	620	25,079
Kimco Realty Corp.	3,306	77,460
Kite Realty Group Trust	1,127	28,445
Lamar Advertising Co. - Class A	422	51,374
LTC Properties, Inc.	251	8,672
LXP Industrial Trust	1,665	13,520
Macerich Co.	1,161	23,127
Medical Properties Trust, Inc.	2,958	11,684
Mid-America Apartment Communities, Inc.	579	89,496
National Health Investors, Inc.	228	15,800
National Storage Affiliates Trust	431	16,339
NET Lease Office Properties	74	2,309
NETSTREIT Corp.	318	4,500
NexPoint Residential Trust, Inc.	152	6,346
NNN REIT, Inc.	936	38,236
Omega Healthcare Investors, Inc.	1,238	46,858
Outfront Media, Inc.	722	12,808
Paramount Group, Inc.	1,239	6,121
Park Hotels & Resorts, Inc.	982	13,817
Peakstone Realty Trust	296	3,277
Pebblebrook Hotel Trust	664	8,997
Phillips Edison & Co., Inc.	626	23,450
Piedmont Office Realty Trust, Inc. - Class A	597	5,463
Plymouth Industrial REIT, Inc.	286	5,091

	Shares	Value
PotlatchDeltic Corp.	420	$16,485
Prologis, Inc.	4,625	488,862
Public Storage	758	226,975
Rayonier, Inc.	777	20,280
Realty Income Corp.	4,221	225,444
Regency Centers Corp.	946	69,938
Retail Opportunity Investments Corp.	725	12,586
Rexford Industrial Realty, Inc.	1,095	42,333
RLJ Lodging Trust	855	8,729
Ryman Hospitality Properties, Inc.	287	29,946
Sabra Health Care REIT, Inc.	1,058	18,325
Safehold, Inc.	300	5,544
Saul Centers, Inc.	18	698
SBA Communications Corp.	548	111,682
Service Properties Trust	584	1,483
Simon Property Group, Inc.	1,601	275,708
SITE Centers Corp.	202	3,089
SL Green Realty Corp.	357	24,247
STAG Industrial, Inc.	961	32,501
Summit Hotel Properties, Inc.	268	1,836
Sun Communities, Inc.	614	75,504
Sunstone Hotel Investors, Inc.	940	11,130
Tanger, Inc.	583	19,898
Terreno Realty Corp.	399	23,597
UDR, Inc.	1,607	69,760
UMH Properties, Inc.	256	4,833
Uniti Group, Inc.	1,189	6,539
Universal Health Realty Income Trust	117	4,354
Urban Edge Properties	694	14,921
Ventas, Inc.	2,019	118,899
Veris Residential, Inc.	312	5,189
VICI Properties, Inc.	5,188	151,541
Vornado Realty Trust	895	37,626
Welltower, Inc.	2,858	360,194
Weyerhaeuser Co.	3,665	103,170
WP Carey, Inc.	1,041	56,714
Xenia Hotels & Resorts, Inc.	560	8,322
		6,550,927
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,045,960)		6,845,758
RIGHTS - 0.0%(e)
ABIOMED, Inc.(a)(c)	239	0
Bristol-Myers Squibb Co., Expires 01/24/2025, Exercise Price $12.00(a)(c)	277	0
TOTAL RIGHTS (Cost $0)		0

The accompanying notes are an integral part of these financial statements.

56

FT Wilshire 5000 IndexSM Fund
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
ESCROW NOTES - 0.0%(e)
Employees Retirement System Government Commonwealth(c)	20	$0
GCI LIBERTY INC SR ESCROW(a)(c)	411	0
SPIRIT MTA REIT - ESCROW(a)(c)	300	0
TOTAL ESCROW NOTES (Cost $0)		0
TOTAL INVESTMENTS - 99.5% (Cost $60,570,780)		$283,289,837
Money Market Deposit Account - 0.8%(f)(g)		2,403,469
Liabilities in Excess of Other Assets - (0.3)%		(912,695)
TOTAL NET ASSETS - 100.0%		$284,780,611

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
AMBAC - American Municipal Bond Assurance Corporation
MTA - Monthly Treasury Average
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $826,744 which represented 0.3% of net assets.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2024.

(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)	Represents less than 0.05% of net assets.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2024 was 4.24%.

(g)
All or a portion of security has been pledged as collateral for securities lending. The total value of assets committed as collateral as of December 31, 2024 is $848,577 which represented 0.3% of net assets.

The accompanying notes are an integral part of these financial statements.

57

Wilshire International Equity Fund
Schedule of Investments
December 31, 2024

	Shares	Value
COMMON STOCKS - 79.6%
Australia - 2.1%
Accent Group Ltd.	29,836	$43,219
AGL Energy Ltd.	20,436	142,858
Atlassian Corp. - Class A(a)	4,666	1,135,611
BHP Group Ltd.	4,241	103,503
Brambles Ltd.	8,109	96,401
CAR Group Ltd.	2,553	56,742
Centuria Capital Group	40,583	44,606
Cochlear Ltd.	1,983	355,218
Computershare Ltd.	8,333	174,843
CSL Ltd.	157	27,349
Emeco Holdings Ltd.(a)	57,028	32,307
Evolution Mining Ltd.	36,012	107,804
Helia Group Ltd.	7,150	19,740
Inghams Group Ltd.	25,990	51,165
Insurance Australia Group Ltd.	1,581	8,284
Jumbo Interactive Ltd.	1,924	16,579
Mader Group Ltd.	6,327	23,573
Monadelphous Group Ltd.	20,915	180,857
Netwealth Group Ltd.	5,757	102,623
Northern Star Resources Ltd.	32,582	312,655
NRW Holdings Ltd.	27,704	65,673
OceanaGold Corp.	17,869	49,476
Perenti Ltd.	187,542	162,272
Perseus Mining Ltd.	114,133	182,513
Pro Medicus Ltd.	53	8,172
Qantas Airways Ltd.(a)	14,093	78,073
QBE Insurance Group Ltd.	251	2,986
Ramelius Resources Ltd.	68,055	87,625
REA Group Ltd.	838	120,559
Regis Healthcare Ltd.	7,624	28,262
Technology One Ltd.	14,855	286,939
Wesfarmers Ltd.	923	40,768
Westgold Resources Ltd.	34,600	60,948
WiseTech Global Ltd.	710	52,539
Yancoal Australia Ltd.	7,717	31,018
		4,293,760
Austria - 0.2%
ANDRITZ AG	1,457	73,900
Erste Group Bank AG	1,643	101,514
Porr Ag	6,295	115,626
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,186	162,935
		453,975
Belgium - 0.3%
Colruyt Group N.V	2,529	94,895
Deme Group NV	1,427	203,700
Fagron	1,080	18,723
Melexis NV	857	50,161
Solvay SA	927	29,924

	Shares	Value
Titan Cement International SA	4,257	$176,947
		574,350
Bermuda - 0.7%
Arch Capital Group Ltd.	14,722	1,359,577
Brazil - 1.4%
Ambev SA	331,300	633,872
B3 Sa - Brasil Bolsa Balcao	169,600	284,961
Banco do Brasil SA	110,100	430,751
C&A MODAS SA	30,000	39,286
Cia De Sanena Do Parana	37,500	168,687
Cury Construtora e Incorporadora SA	7,900	22,442
Inter & Co., Inc. - Class A	7,872	33,220
Klabin SA	22,220	83,768
Marcopolo SA	72,800	66,580
NU Holdings Ltd. - Class A(a)	81,912	848,608
Rumo SA	1,600	4,639
Vale SA	23,500	207,808
		2,824,622
Britain - 0.1%
Admiral Group PLC	1,444	47,677
Convatec Group PLC(b)	19,593	54,252
National Express Group PLC(a)	53,299	52,760
Rightmove PLC	10,462	83,763
		238,452
Canada - 4.9%
ADENTRA, Inc.	1,566	40,451
AGF Management Ltd. - Class B	5,091	37,790
Agnico Eagle Mines Ltd.	900	70,412
Alamos Gold, Inc. - Class A	6,294	116,120
AltaGas Ltd.	500	11,646
ARC Resources Ltd.	5,200	94,309
Athabasca Oil Corp.(a)	5,147	19,085
Barrick Gold Corp.	9,600	148,864
Bausch Health Cos., Inc.(a)	4,847	39,182
Bird Construction, Inc.	1,510	27,375
Brookfield Asset Management Ltd. - Class A	2,200	119,317
Brookfield Corp.	1,900	109,206
Cae, Inc.(a)	700	17,775
Cameco Corp.	1,100	56,559
Canadian Imperial Bank of Commerce	700	44,280
Canadian Natural Resources Ltd.	30,010	926,532
Canadian Pacific Kansas City Ltd.	18,597	1,345,865
Celestica, Inc.(a)	846	78,076
Cenovus Energy, Inc.	7,900	119,754
CES Energy Solutions Corp.	7,502	51,772
CI Financial Corp.	17,900	385,284
Cogeco, Inc.	2,507	102,847
Colliers International Group, Inc.	542	73,707
Definity Financial Corp.	3,679	149,597
Descartes Systems Group, Inc.(a)	100	11,367

The accompanying notes are an integral part of these financial statements.

58

Wilshire International Equity Fund
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Canada - (Continued)
Docebo, Inc.(a)	734	$32,915
Dollarama, Inc.	2,200	214,697
Dundee Precious Metals, Inc.	17,724	160,785
Extendicare, Inc.	14,833	109,691
Fairfax Financial Holdings Ltd.	74	102,960
First Quantum Minerals Ltd.(a)	1,500	19,336
Fortuna Mining Corp.(a)	7,994	34,313
George Weston Ltd.	350	54,429
iA Financial Corp., Inc.	3,200	296,792
IAMGOLD Corp.(a)	17,109	88,434
IGM Financial, Inc.	3,000	95,816
Kinross Gold Corp.	23,000	213,607
Magna International, Inc.	17,345	724,956
Magna International, Inc.	5,495	229,636
MDA Space Ltd.(a)	3,290	67,588
MEG Energy Corp.	2,120	34,806
National Bank of Canada	2,200	200,555
New Gold, Inc.(a)	12,087	30,187
Obsidian Energy Ltd.(a)	7,113	41,368
Onex Corp.	1,100	85,922
Pan American Silver Corp.	7,400	149,704
Parex Resources, Inc.	13,131	133,187
Precision Drilling Corp.(a)	426	26,056
Royal Bank of Canada	600	72,345
Secure Energy Services, Inc.	4,970	56,219
Shopify, Inc. - Class A(a)	5,000	532,158
Sienna Senior Living, Inc.	14,164	153,913
Silvercorp Metals, Inc.	11,339	34,077
SilverCrest Metals, Inc.(a)	4,966	45,291
Sun Life Financial, Inc.	1,600	95,002
Suncor Energy, Inc.	800	28,556
The Bank of Nova Scotia	4,800	257,756
TMX Group Ltd.	5,300	163,264
Torex Gold Resources, Inc.(a)	2,559	50,416
Transcontinental, Inc. - Class A	12,628	163,137
Waste Connections, Inc.	4,620	792,700
Wheaton Precious Metals Corp.	600	33,772
Winpak Ltd.	814	27,029
WSP Global, Inc.	1,600	281,565
		10,132,112
Cayman Islands - 0.0%(c)
Country Garden Services Holdings Co. Ltd.	28,000	19,903
Chile - 0.0%(c)
Empresa Nacional de Telecomunicaciones SA	6,177	18,340
Enel Chile SA	8,965	518
Latam Airlines Group SA(a)	2,897,408	40,000
SMU SA	216,206	34,762
		93,620

	Shares	Value
China - 4.6%
AAC Technologies Holdings, Inc.	24,500	$118,302
ACM Research Shanghai, Inc. - Class A	540	7,387
Alibaba Group Holding Ltd.	120,248	1,276,128
ANE Cayman, Inc.(a)	65,000	66,979
Anker Innovations Technology Co. Ltd. - Class A	1,100	14,687
Atour Lifestyle Holdings Ltd. - ADR	2,379	63,971
Avary Holding Shenzhen Co. Ltd. - Class A	4,600	22,958
Baidu, Inc. - ADR(a)	3,345	282,017
Baidu, Inc. - Class A(a)	15,550	164,575
Bank of Beijing Co. Ltd.	44,700	37,609
Bank of China Ltd. - Class H	91,000	46,518
Bank of Hangzhou Co. Ltd. - Class A	300	600
Bank of Jiangsu Co. Ltd. - Class A	14,800	19,891
Bank of Ningbo Co. Ltd. - Class A	2,100	6,979
Beijing Jingneng Clean Energy Co. Ltd.	98,000	24,370
Beijing New Building Materials PLC - Class A	2,600	10,777
Binjiang Service Group Co. Ltd.	8,500	22,054
BOE Technology Group Co. Ltd. - Class A	71,300	42,835
BYD Co. Ltd. - Class H	4,000	136,389
Chaoju Eye Care Holdings Ltd.	37,500	13,770
China CITIC Bank Corp. Ltd. - Class H	8,000	5,529
China Construction Bank Corp. - Class H	13,000	10,811
China CSSC Holdings Ltd. - Class A	6,200	30,505
China Life Insurance Co. Ltd. - Class A	4,400	25,213
China Life Insurance Co. Ltd. - Class H	14,000	26,466
China Merchants Bank Co. Ltd. - Class H	107,500	550,744
China Oilfield Services Ltd. - H Shares - Class H	22,000	19,943
China Pacific Insurance Group Co. Ltd. - Class A	13,200	61,478
China Pacific Insurance Group Co. Ltd. - Class H	18,600	60,359
China Petroleum & Chemical Corp. - Class H	50,000	28,650
China XD Electric Co. Ltd. - Class A	10,100	10,494
China XLX Fertiliser Ltd.	39,000	20,593
China Yangtze Power Co. Ltd. - Class A	14,200	57,456
CIMC Enric Holdings Ltd.	22,000	20,000
CMOC Group Ltd. - Class A	37,400	34,028
CMOC Group Ltd. - Class H	51,000	34,477
COSCO SHIPPING Holdings Co. Ltd. - Class H	94,500	155,750
COSCO SHIPPING Holdings Co. Ltd. - Class A	25,200	53,426
Datang International Power Generation Co. Ltd. - Class A	26,100	10,178

The accompanying notes are an integral part of these financial statements.

59

Wilshire International Equity Fund
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
China - (Continued)
Dong-E-E-Jiao Co. Ltd. - Class A	1,300	$11,157
Dongfang Electric Corp. Ltd. - Class A	2,800	6,087
Dongyue Group Ltd.	69,000	72,525
E-Commodities Holdings Ltd.	132,000	22,269
FinVolution Group - ADR	8,299	56,350
First Tractor Co. Ltd. - Class H	46,000	42,529
Foxconn Industrial Internet Co. Ltd. - Class A	1,500	4,410
Fufeng Group Ltd.	141,000	99,494
Gigadevice Semiconductor Beijing, Inc. - Class A(a)	1,300	18,994
Great Wall Motor Co. Ltd. - Class A	4,800	17,286
Great Wall Motor Co., Ltd. - Class H	74,000	130,166
Guangdong Haid Group Co. Ltd. - Class A	3,300	22,138
Haier Smart Home Co. Ltd. - Class H	187,004	664,364
Hangzhou GreatStar Industrial Co. Ltd.	2,400	10,625
Hengtong Optic-electric Co. Ltd. - Class A	1,400	3,300
Hwatsing Technology Co. Ltd. - Class A	324	7,224
JCHX Mining Management Co. Ltd. - Class A	1,200	5,959
JNBY Design Ltd.	51,000	115,241
KE Holdings, Inc. - ADR	738	13,594
Kingsoft Corp. Ltd.	9,200	39,865
Lenovo Group Ltd.	22,000	28,555
LexinFintech Holdings Ltd. - ADR	13,528	78,462
Lonking Holdings Ltd.	464,000	90,143
Luxshare Precision Industry Co. Ltd. - Class A	14,000	78,060
Meituan - Class B(a)(b)	76,000	1,474,535
MINISO Group Holding Ltd.	7,600	45,809
Muyuan Foods Co. Ltd. - Class A	10,500	55,224
NARI Technology Co. Ltd. - Class A	15,500	53,516
NetEase, Inc.	4,900	87,415
Ninestar Corp. - Class A(a)	2,800	10,785
Orient Securities Co. Ltd./China - Class A	14,700	21,226
People’s Insurance Co. Group of China Ltd. - Class A	18,200	18,962
People’s Insurance Co. Group of China Ltd. - Class H	123,000	61,212
PetroChina Co. Ltd. - Class H	24,000	18,882
PICC Property & Casualty Co. Ltd. - Class H	4,000	6,315
Ping An Insurance Group Co of China Ltd. - Class H	12,500	73,572
Qifu Technology, Inc. - ADR	2,940	112,837
Sany Heavy Industry Co., Ltd. - Class A	16,700	37,653
Seres Group Co. Ltd. - Class A	3,000	54,752
SF Holding Co. Ltd. - Class A	5,700	31,439
Shandong Linglong Tyre Co. Ltd. - Class A	2,900	7,158

	Shares	Value
Shanghai BOCHU Electronic Technology Corp. Ltd. - Class A	384	$10,204
Shanghai Chicmax Cosmetic Co. Ltd.	6,900	31,066
Shanjin International Gold Co. Ltd. - Class A	5,900	12,419
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - Class A	700	24,413
Shenzhou International Group Holdings Ltd.	3,600	28,381
Simcere Pharmaceutical Group Ltd.(b)	22,000	20,107
Sunny Optical Technology Group Co. Ltd.	8,100	71,812
Tencent Holdings Ltd.	13,480	720,388
Tianli Education International Holdings Ltd.	39,000	19,138
Tongcheng Travel Holdings Ltd.	8,000	18,760
Trip.com Group Ltd.(a)	620	42,746
Weichai Power Co. Ltd. - Class A	5,712	10,704
Weichai Power Co. Ltd. - Class H	524,000	801,956
Weilong Delicious Global Holdings Ltd.	28,400	26,330
Wens Foodstuff Group Co. Ltd. - Class A	12,700	28,673
Western Mining Co. Ltd. - Class A	4,700	10,335
Will Semiconductor Co. Ltd. Shanghai - Class A	2,400	34,286
WUS Printed Circuit Kunshan Co. Ltd.	3,700	20,073
XD, Inc.(a)	9,400	30,526
Yangzijiang Shipbuilding Holdings Ltd.	23,300	51,045
Yealink Network Technology Corp. Ltd. - Class A	2,500	13,206
Yuexiu Services Group Ltd.	124,500	52,583
Yunnan Aluminium Co. Ltd. - Class A	7,500	13,880
Yutong Bus Co. Ltd. - Class A	4,200	15,157
Zai Lab Ltd. - ADR(a)	1,277	33,445
Zhejiang Dingli Machinery Co. Ltd. - Class A	1,000	8,832
Zijin Mining Group Co. Ltd. - Class A	7,600	15,724
Zijin Mining Group Co. Ltd. - Class H	20,000	36,603
Zoomlion Heavy Industry Science and Technology Co. Ltd. - Class A	14,970	14,803
		9,622,580
Denmark - 2.2%
ALK-Abello AS(a)	8,178	181,781
Danske Bank AS	25,590	724,001
Dfds AS	1,104	20,471
Genmab AS(a)	1,707	355,701
H Lundbeck AS	17,443	100,085
H Lundbeck AS - Class A	4,773	22,136
NKT AS(a)	420	30,072
Novo Nordisk AS	34,296	2,951,762
Per Aarsleff Holding AS	2,494	173,902
Vestas Wind Systems AS(a)	8,493	116,331
		4,676,242
Egypt - 0.0%(c)
Telecom Egypt Co.	33,264	21,657

The accompanying notes are an integral part of these financial statements.

60

Wilshire International Equity Fund
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Finland - 0.6%
Incap Oyj(a)	2,110	$22,380
Kemira Oyj	3,165	63,981
Nokia Oyj	182,173	804,876
Nordea Bank Abp	27,222	295,067
Orion Oyj - Class B	472	20,907
QT Group Oyj(a)	213	14,941
Wartsila OYJ Abp	24	425
		1,222,577
France - 5.2%
Accor SA	11,126	538,824
Air Liquide SA	38	6,144
Amundi SA(b)	12,236	806,918
Bouygues SA	6,206	183,214
Bureau Veritas SA	3,911	118,875
Carrefour SA	1,091	15,517
Catana Group	7,520	39,342
Cie Generale des Etablissements Michelin SCA	27,189	892,791
Dassault Aviation SA	23	4,684
Eiffage SA	762	66,879
Elis SA	4,094	79,640
Engie SA	6,403	101,500
Esso SA Francaise	522	58,624
Etablissements Maurel et Prom SA	11,304	67,007
Gaztransport Et Technigaz SA	458	61,020
Hermes International SCA	58	138,376
Jacquet Metals SACA	893	15,687
Kaufman & Broad SA	605	20,342
L’Oreal SA	123	43,426
Mersen SA	1,870	39,737
Publicis Groupe SA	1,685	178,510
Rexel SA	41,765	1,054,295
Rubis SCA	6,604	162,197
Safran SA	8,920	1,948,542
Sanofi SA	14,723	1,423,772
Schneider Electric SE	4,480	1,107,443
SEB SA	592	53,346
Societe BIC SA	269	17,779
Societe Generale SA	6,002	168,050
Teleperformance SE	14,668	1,258,069
Thales SA	139	19,832
Vinci SA	876	89,904
		10,780,286
Georgia - 0.0%(c)
TBC Bank Group PLC	2,243	87,608
Germany - 5.5%
Atoss Software SE	2,006	237,290
BASF SE	29,453	1,295,149
Bayer AG	33,609	672,238
CECONOMY AG(a)	12,469	34,008

	Shares	Value
Cewe Stiftung & Co. KGAA	190	$20,352
Continental AG	14,633	982,688
CTS Eventim AG & Co. KGaA	855	72,284
Daimler Truck Holding AG	32,065	1,223,888
Deutsche Rohstoff AG	743	24,774
Deutsche Telekom AG	12,633	378,070
Evonik Industries AG	8,435	146,182
Fresenius Medical Care AG	19,413	883,907
Hornbach Holding AG & Co. KGaA	1,981	148,958
Ionos SE(a)	965	21,841
KION Group AG	712	23,499
Knorr-Bremse AG	2,663	194,072
Krones AG	313	38,910
LEG Immobilien SE	874	74,053
MBB SE	234	24,214
Mensch und Maschine Software SE	391	21,425
Nemetschek SE	1,306	126,474
Puma SE	780	35,681
Rational AG	167	142,315
Rheinmetall AG	491	312,539
SAP SE	8,738	2,138,480
Schaeffler AG(a)	4,519	19,851
Siemens AG	248	48,430
Siemens Energy AG(a)	25,345	1,322,522
SUSS MicroTec SE	3,374	170,215
Talanx AG	2,113	179,811
thyssenkrupp AG	5,184	21,050
TUI AG(a)	6,857	59,280
Vonovia SE	13,496	409,588
		11,504,038
Greece - 0.1%
FF Group(a)(d)	2,880	0
Hellenic Telecommunications Organization SA	2,093	32,246
JUMBO SA	480	12,709
National Bank of Greece SA	1,556	12,310
Piraeus Financial Holdings SA	10,466	41,740
StealthGas, Inc.(a)	5,928	33,493
		132,498
Hong Kong - 1.8%
AIA Group Ltd.	56,800	410,887
Bank of East Asia Ltd.	57,600	73,155
BOC Hong Kong Holdings Ltd.	121,000	388,718
BOE Varitronix Ltd.	28,000	24,387
Bosideng International Holdings Ltd.	8,000	3,997
China Merchants Port Holdings Co. Ltd.	42,000	74,946
China Overseas Land & Investment Ltd.	579,839	925,879
China Overseas Property Holdings Ltd.	50,000	32,969
China Taiping Insurance Holdings Co. Ltd.	20,400	30,549

The accompanying notes are an integral part of these financial statements.

61

Wilshire International Equity Fund
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Hong Kong - (Continued)
CLP Holdings Ltd.	500	$4,204
Dah Sing Banking Group Ltd.	96,400	101,840
Dah Sing Financial Holdings Ltd.	13,200	47,764
First Pacific Co. Ltd.	204,000	118,294
Galaxy Entertainment Group Ltd.	188,000	792,072
Geely Automobile Holdings Ltd.	114,000	217,555
Gemdale Properties & Investment Corp. Ltd.	1,008,000	35,757
Hong Kong Exchanges & Clearing Ltd.	1,700	64,536
HUTCHMED China Ltd.(a)	11,000	31,940
JS Global Lifestyle Co. Ltd.(a)(b)	235,500	42,149
MTR Corp. Ltd.	4,000	13,958
NetEase Cloud Music, Inc.(a)(b)	2,150	31,616
Sinofert Holdings Ltd.	476,000	74,776
Sitc International Holdings Co., Ltd.	25,000	66,565
Stella International Holdings Ltd.	17,500	36,773
United Laboratories International Holdings Ltd.	62,000	99,096
Wasion Holdings Ltd.	26,000	23,870
Yue Yuen Industrial Holdings Ltd.	22,500	50,441
		3,818,693
Hungary - 0.3%
Magyar Telekom Telecommunications PLC	35,265	113,133
OTP Bank Nyrt	8,992	491,028
		604,161
India - 2.5%
ABB India Ltd.	1,280	103,345
Adani Green Energy Ltd.(a)	3,603	43,846
Affle India Ltd.(a)	2,598	53,887
Ajanta Pharma Ltd.	4,884	167,274
Alembic Pharmaceuticals Ltd.	2,195	27,337
Anand Rathi Wealth Ltd.	841	38,706
Angel One Ltd.	1,305	44,497
Anup Engineering Ltd.	1,610	65,795
Artemis Medicare Services Ltd.	8,624	31,710
AurionPro Solutions Ltd.	1,846	36,673
Bharat Electronics Ltd.	8,914	30,455
Bharat Petroleum Corp. Ltd.	55,744	190,064
Can Fin Homes Ltd.	2,761	24,433
CG Power & Industrial Solutions Ltd.	2,343	19,842
CMS Info Systems Ltd.	9,571	54,766
Coforge Ltd.	346	39,052
CRISIL Ltd.	412	31,999
Doms Industries Ltd.	757	23,133
Eicher Motors Ltd.	2,424	136,524
EPL Ltd.	16,711	50,432
Force Motors Ltd.	859	65,344
GHCL Ltd.	3,773	31,770
Glenmark Pharmaceuticals Ltd.	1,961	36,815
Godawari Power and Ispat Ltd.	65,790	155,098

	Shares	Value
Great Eastern Shipping Co. Ltd.	6,870	$77,121
Gujarat Pipavav Port Ltd.	18,177	38,645
Gujarat State Petronet Ltd.	4,852	20,511
HCL Technologies Ltd.	7,954	177,953
Heritage Foods Ltd.	5,725	32,348
Hero MotoCorp Ltd.	2,342	113,815
Hindustan Aeronautics Ltd.(a)	575	27,985
ICICI Bank Ltd. - ADR	37,802	1,128,768
IndiaMart InterMesh Ltd.(b)	2,155	56,455
Indraprastha Medical Corp. Ltd.	5,684	34,680
Ipca Laboratories Ltd.	1,807	35,780
Jindal Saw Ltd.	9,638	32,805
Jupiter Life Line Hospitals Ltd.	1,375	25,099
Karur Vysya Bank Ltd.	8,642	21,918
Kaveri Seed Co. Ltd.	8,084	82,470
KPIT Technologies Ltd.	1,880	32,164
Lupin Ltd.	6,838	188,151
Manappuram Finance Ltd.	23,361	51,244
Motilal Oswal Financial Services Ltd.	3,164	35,250
Narayana Hrudayalaya Ltd.	3,551	52,668
National Aluminium Co. Ltd.	11,456	28,328
Nava Ltd.	9,235	106,406
NESCO Ltd.	8,997	101,296
Netweb Technologies India Ltd.	678	21,499
PI Industries Ltd.	1,891	81,326
Power Grid Corp. of India Ltd.	14,475	52,134
Procter & Gamble Health Ltd.	1,081	66,162
PTC India Ltd.	43,500	73,665
Punjab National Bank	3,119	3,738
Rainbow Children’s Medicare Ltd.	2,395	41,929
Sanghvi Movers Ltd.	7,090	25,441
Sarda Energy & Minerals Ltd.	9,315	52,377
Siemens Ltd.	912	69,592
Sun Pharmaceutical Industries Ltd.	13,732	302,562
Sun TV Network Ltd.	3,889	30,999
Sunteck Realty Ltd.	6,780	40,206
Syngene International Ltd.(b)	10,085	101,122
Tata Elxsi Ltd.	502	39,744
Tata Motors Ltd.	2,443	21,090
Thanga Mayil Jewellery Ltd.	983	22,431
Tips Music Ltd.	5,027	44,667
		5,095,341
Indonesia - 0.4%
Astra International Tbk PT	220,500	66,918
Bank Central Asia Tbk PT	96,900	58,070
Bank Rakyat Indonesia Persero Tbk PT	1,700,900	429,199
Ciputra Development Tbk PT	1,093,600	66,418
Elnusa Tbk PT	667,400	17,885
Pakuwon Jati Tbk PT	3,205,100	79,197
Summarecon Agung Tbk PT	924,100	28,042
Triputra Agro Persada PT	785,600	36,984
United Tractors Tbk PT	25,200	41,898
		824,611

The accompanying notes are an integral part of these financial statements.

62

Wilshire International Equity Fund
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Ireland - 1.7%
Bank of Ireland Group PLC	107,711	$982,185
Cairn Homes PLC	17,126	41,094
Experian PLC	23,741	1,015,634
ICON PLC(a)	6,942	1,455,807
PDD Holdings, Inc. - ADR(a)	213	20,659
		3,515,379
Isle Of Man - 0.0%(c)
Playtech PLC(a)	8,313	74,409
Israel - 0.8%
Ashdod Refinery Ltd.	884	12,980
Camtek Ltd./Israel(e)	655	52,904
Cellebrite DI Ltd.(a)	3,499	77,083
Ceragon Networks Ltd.(a)	7,615	35,562
Gilat Satellite Networks Ltd.(a)	3,871	23,807
Isras Investment Co. Ltd.	382	91,718
Ituran Location and Control Ltd.	2,480	77,252
Monday.com Ltd.(a)	4,220	993,557
Nova Ltd.(a)	985	193,996
SimilarWeb Ltd.(a)	2,732	38,712
Tower Semiconductor Ltd.(a)	3,237	166,738
		1,764,309
Italy - 2.5%
Anima Holding SpA(b)	10,594	72,943
Banca Monte dei Paschi di Siena SpA	15,633	110,148
Banco BPM SpA	14,627	118,302
Buzzi SpA	4,442	164,120
Enel SpA	136,158	973,925
Ferrari NV	4,414	1,893,791
Fincantieri SpA(a)	7,700	55,195
FinecoBank Banca Fineco SpA	14,550	254,248
Intesa Sanpaolo SpA	171,166	684,597
Iren SpA	11,747	23,320
Iveco Group NV	15,516	150,835
OVS SpA(b)	5,891	20,727
Recordati Industria Chimica e Farmaceutica SpA	2,115	110,804
Reply SpA	388	61,483
UniCredit SpA	6,823	272,405
Webuild SpA	67,661	199,407
		5,166,250
Japan - 9.9%
77 Bank Ltd.	2,200	63,611
Aica Kogyo Co. Ltd.	7,200	150,514
Aiful Corp.	9,100	19,346
Aisan Industry Co. Ltd.	2,600	28,867
Anycolor, Inc.	1,400	24,864
Aoyama Trading Co. Ltd.	8,100	115,340
Argo Graphics, Inc.	1,400	44,386
Asahi Co. Ltd.	8,500	81,900
Asahi Kasei Corp	24,100	165,997

	Shares	Value
Asics Corp.	8,100	$157,706
Astellas Pharma, Inc.	18,100	175,599
Avex, Inc.	9,100	82,840
Bandai Namco Holdings, Inc.	1,800	42,833
B-Lot Co. Ltd.	3,600	29,201
Brother Industries Ltd.	4,200	71,153
Canon, Inc.	5,900	191,493
Capcom Co. Ltd.	300	6,540
Change Holdings, Inc.	4,800	35,953
Charm Care Corp. KK	4,200	34,994
Chugoku Electric Power Co., Inc.	19,600	112,848
Concordia Financial Group Ltd.	1,400	7,754
Credit Saison Co. Ltd.	3,500	81,069
Cybozu, Inc.(a)	8,000	144,811
Daifuku Co. Ltd.	4,600	95,404
Dai-ichi Life Holdings, Inc.	1,500	39,847
Daiichi Sankyo Co. Ltd.	4,300	118,195
Daito Trust Construction Co. Ltd.	1,100	122,321
DD GROUP Co. Ltd.(a)	2,600	23,334
Disco Corp.	200	53,984
Dowa Holdings Co. Ltd.	900	25,173
Electric Power Development Co. Ltd.	2,000	32,563
Endo Lighting Corp.	2,700	25,926
Fast Retailing Co. Ltd.	1,500	506,684
Ferrotec Holdings Corp.	5,000	80,695
Foster Electric Co. Ltd.	4,100	40,105
Fuji Seal International, Inc.	3,100	49,765
Fujita Kanko, Inc.	1,600	81,076
Fukuoka Financial Group, Inc.	14,600	366,210
Glory Ltd.	19,200	314,280
Greens Co. Ltd.	3,800	48,160
gremz, Inc.	2,300	37,484
GS Yuasa Corp.	11,200	186,315
H2O Retailing Corp.	2,100	30,540
Hachijuni Bank Ltd.	9,500	60,434
Hagihara Industries, Inc.	2,500	25,277
Hamakyorex Co. Ltd.	6,200	52,840
HIS Co. Ltd.(a)	1,900	17,440
Hitachi Ltd.	11,300	277,738
Hokuhoku Financial Group, Inc.	1,700	20,759
Hokuriku Electric Power Co.	3,500	19,029
Hyakugo Bank Ltd.	24,600	97,778
Inpex Corp.	200	2,505
Insource Co. Ltd.	3,700	26,290
J Trust Co. Ltd.	21,400	65,269
Japan Communications, Inc.(a)	34,200	27,581
Japan Tobacco, Inc.	200	5,144
JINS Holdings, Inc.	1,100	44,775
Juroku Financial Group, Inc.	2,500	67,452
Kaneka Corp.	3,100	73,339
Kao Corp.	7,000	282,931
KAWADA TECHNOLOGIES, Inc.	1,700	29,459
KDDI Corp.	500	15,937
Keikyu Corp.	7,100	58,668

The accompanying notes are an integral part of these financial statements.

63

Wilshire International Equity Fund
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Japan - (Continued)
Keyence Corp.	200	$81,381
Kintetsu Department Store Co. Ltd.	4,500	59,291
Komatsu Ltd.	40,700	1,124,237
Konami Group Corp.	3,400	316,042
Konica Minolta, Inc.	26,400	110,077
Kumiai Chemical Industry Co. Ltd.	4,300	20,433
Kyoto Financial Group, Inc.	1,500	22,126
Lacto Japan Co. Ltd.	5,400	92,369
Lasertec Corp.	200	18,917
Leopalace21 Corp.	16,100	60,065
Lintec Corp.	1,500	28,843
Makita Corp.	4,500	137,050
Management Solutions Co. Ltd.	2,400	25,768
Maruha Nichiro Corp.	2,100	40,369
Mazda Motor Corp.	3,300	22,338
Megmilk Snow Brand Co. Ltd.	8,800	153,974
MINEBEA MITSUMI, Inc.	40,400	648,699
Mitsubishi Electric Corp.	2,500	42,372
Mitsubishi Heavy Industries Ltd.	101,900	1,427,346
Mitsubishi Motors Corp.	19,100	63,884
Mitsubishi UFJ Financial Group, Inc.	21,600	253,312
Mitsui High-Tec, Inc.	5,200	26,971
MS&AD Insurance Group Holdings, Inc.	10,100	220,817
MTG Co. Ltd.	4,300	56,800
Murata Manufacturing Co. Ltd.	2,800	44,751
Namura Shipbuilding Co. Ltd.	3,500	38,108
Nankai Electric Railway Co. Ltd.	5,900	92,520
NEC Corp.	1,500	128,860
NGK Insulators Ltd.	9,000	113,693
Nichicon Corp.	4,900	33,825
NIDEC CORP	13,100	235,130
Nippon Light Metal Holdings Co. Ltd.	18,800	184,526
Nippon Paper Industries Co. Ltd.	20,800	115,158
Nippon Sheet Glass Co. Ltd.(a)	22,700	51,079
Nippon Shinyaku Co. Ltd.	1,900	47,916
Nippon Yusen KK	900	29,922
Nipro Corp.	15,400	145,926
Nishi-Nippon Railroad Co. Ltd.	15,800	226,732
Nitto Denko Corp.	3,500	58,528
NSK Ltd.	18,400	79,535
NTN Corp.	72,600	116,088
Oita Bank Ltd.	2,400	47,298
Oki Electric Industry Co. Ltd.	32,100	215,671
Olympus Corp.	25,200	375,343
ORIX Corp.	1,000	21,379
Otsuka Corp.	500	11,424
Pan Pacific International Holdings Corp.	5,900	160,152
Persol Holdings Co. Ltd.	25,200	37,549
PHC Holdings Corp.	5,400	32,855
Pressance Corp.	2,700	34,096
Rakus Co. Ltd.	2,800	32,489

	Shares	Value
Recruit Holdings Co. Ltd.	1,700	$118,280
Resona Holdings, Inc.	93,800	682,583
Rinnai Corp.	1,600	32,900
Rise Consulting Group, Inc.(a)	3,700	15,576
Sac’s Bar Holdings, Inc.	4,000	24,768
Sakata INX Corp.	18,200	199,328
San ju San Financial Group, Inc.	3,900	56,131
San-Ai Obbli Co. Ltd.	4,400	52,999
Sanken Electric Co. Ltd.(a)	1,000	36,467
Sanko Gosei Ltd.	8,000	31,575
Sanyo Chemical Industries Ltd.	600	15,639
Sanyo Shokai Ltd.	3,700	68,786
Sato Holdings Corp.	9,100	126,662
SCREEN Holdings Co. Ltd.	200	11,828
SCSK Corp.	5,500	115,338
Seiko Group Corp.	1,500	46,081
Shibaura Machine Co. Ltd.	1,900	42,900
Shiga Bank Ltd.	1,800	44,976
Shimano, Inc.	100	13,490
Shin-Etsu Chemical Co. Ltd.	2,200	72,754
Showa Sangyo Co. Ltd.	6,300	113,135
Siix Corp.	13,600	103,250
Sompo Holdings, Inc.	4,200	111,175
Sony Group Corp.	3,000	63,377
Sumitomo Mitsui Financial Group, Inc.	21,000	505,703
Sumitomo Mitsui Trust Holdings, Inc.	14,200	333,320
Sumitomo Rubber Industries Ltd.	8,400	94,232
Suntory Beverage & Food Ltd.	20,800	660,238
Suzuken Co. Ltd.	700	20,982
Sysmex Corp.	7,900	144,953
T&D Holdings, Inc.	5,300	96,690
Tadano Ltd.	5,400	38,929
Takeda Pharmaceutical Co. Ltd.	7,800	206,787
TDK Corp.	83,500	1,074,733
Toei Co. Ltd.	700	26,070
Toho Co. Ltd./Kobe	1,000	19,008
Tokai Carbon Co. Ltd.	14,400	83,018
Tokio Marine Holdings, Inc.	2,100	75,207
Tokyo Century Corp.	1,900	19,152
Tokyo Electron Ltd.	1,500	227,311
Tokyu Fudosan Holdings Corp.	4,800	29,143
Toray Industries, Inc.	74,900	472,443
Toyo Engineering Corp.	10,800	49,426
Toyoda Gosei Co. Ltd.	6,700	116,966
Toyota Boshoku Corp.	2,700	34,913
Toyota Tsusho Corp.	6,300	111,173
Traders Holdings Co. Ltd.	5,800	37,166
Trend Micro, Inc.(a)	3,000	161,748
Universal Entertainment Corp.	9,200	60,059
Vital KSK Holdings, Inc.	2,400	18,974
YAMABIKO Corp.	11,500	184,013
Yamaha Corp.	9,300	67,127
Z Holdings Corp.	20,200	53,472
ZERIA Pharmaceutical Co. Ltd.	8,400	129,906

The accompanying notes are an integral part of these financial statements.

64

Wilshire International Equity Fund
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Japan - (Continued)
ZOZO, Inc.	1,700	$52,512
		20,587,731
Luxembourg - 0.5%
ArcelorMittal SA	43,431	1,005,597
d’Amico International Shipping SA	12,576	52,671
		1,058,268
Malaysia - 0.2%
Bumi Armada Bhd(a)	207,100	30,355
Dayang Enterprise Holdings Bhd	43,900	20,536
Dialog Group Bhd	207,200	85,766
Eco World Development Group Bhd	84,300	39,342
Fraser & Neave Holdings Bhd	8,100	51,042
Genting Bhd	2,700	2,330
Hibiscus Petroleum Bhd	40,600	17,848
My EG Services Bhd	121,900	26,140
Sime Darby Property Bhd	250,600	94,866
SP Setia Bhd Group	204,700	66,909
		435,134
Mexico - 0.2%
Arca Continental SAB de CV	2,500	20,686
Coca-Cola Femsa SAB de CV	3,810	29,625
Controladora Vuela Cia de Aviacion SAB de CV - Class A(a)	184,200	137,459
Gruma SAB de CV - Class B	1,685	26,293
Grupo Aeroportuario del Centro Norte SAB de CV	300	2,586
Grupo Mexico SAB de CV - Class B	18,300	87,134
Promotora y Operadora de Infraestructura SAB de CV	6,050	51,258
		355,041
Netherlands - 3.2%
Adyen NV(a)(b)	823	1,214,160
Airbus SE	1,023	163,047
ASM International NV	1,992	1,136,524
ASML Holding NV	253	177,931
ASML Holding NV	1,668	1,156,057
Corbion NV	2,819	63,127
IMCD NV	860	127,365
ING Groep NV	63,175	987,852
Koninklijke Heijmans N.V	3,037	98,734
Koninklijke Philips NV(a)	14,520	368,452
NEPI Rockcastle NV	19,480	142,525
Randstad NV	25,240	1,059,848
Signify NV(b)	1,617	36,112
		6,731,734
Norway - 0.7%
Aker Solutions ASA	5,107	13,961
BW Offshore Ltd.	12,407	33,017
DNB Bank ASA	14,699	293,056
Elkem ASA(a)(b)	25,984	40,004

	Shares	Value
Equinor ASA	35,641	$842,404
Hoegh Autoliners ASA	11,538	114,741
Odfjell SE - Class A	2,493	25,660
Telenor ASA	720	8,028
Veidekke ASA	3,177	39,690
Wallenius Wilhelmsen ASA	10,315	84,929
		1,495,490
Peru - 0.0%(c)
Hochschild Mining PLC(a)	6,678	17,938
Philippines - 0.1%
Century Pacific Food, Inc.	61,200	44,338
Converge Information and Communications Technology Solutions, Inc.	79,600	22,009
Megaworld Corp.	526,000	18,611
Metropolitan Bank & Trust Co.	8,050	9,970
Robinsons Land Corp.	379,800	86,780
		181,708
Poland - 0.1%
Bank Polska Kasa Opieki SA	1,985	66,211
Enea SA	7,316	22,873
InPost SA(a)	6,751	115,468
Santander Bank Polska SA	553	61,260
		265,812
Portugal - 0.1%
Banco Comercial Portugues SA	303,529	146,115
Sonae SGPS SA	128,828	121,972
		268,087
Russia - 0.0%(c)
Novolipetsk Steel PJSC(d)	46,050	0
PhosAgro PJSC - GDR(a)(d)	5,089	0
Sberbank of Russia PJSC(d)	29,200	0
Severstal PAO(d)	608	0
Surgutneftegas PJSC(d)	168,940	0
Tatneft PJSC(d)	19,624	0
		0
Saudi Arabia - 0.2%
Al Babtain Power & Telecommunication Co.	2,041	21,181
Alinma Bank	3,231	24,892
Arab National Bank	31,670	177,309
Electrical Industries Co.	15,840	30,479
Etihad Etisalat Co.	3,608	51,273
Saudi Tadawul Group Holding Co.	1,571	90,566
Saudi Telecom Co.	294	3,128
Sumou Real Estate Co.	3,064	38,318
		437,146
Singapore - 1.3%
DBS Group Holdings Ltd.	16,400	524,573
Sea Ltd. - ADR(a)	19,748	2,095,263
Singapore Exchange Ltd.	7,300	68,020

The accompanying notes are an integral part of these financial statements.

65

Wilshire International Equity Fund
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Singapore - (Continued)
Singapore Technologies Engineering Ltd.	6,300	$21,485
United Overseas Bank Ltd.	1,500	39,922
		2,749,263
South Africa - 0.4%
AVI Ltd.	35,152	204,379
Capitec Bank Holdings Ltd.	37	6,145
Investec Ltd.	16,518	109,449
Investec PLC	24,947	169,836
MTN Group Ltd.	2,449	11,954
Netcare Ltd.	31,440	24,840
Omnia Holdings Ltd.	10,622	43,869
Reunert Ltd.	15,445	61,381
Sappi Ltd.	9,664	25,390
Standard Bank Group Ltd.	21,468	252,245
		909,488
South Korea - 2.0%
AMOREPACIFIC Group	1,733	24,465
Asia Paper Manufacturing Co. Ltd.	3,640	18,049
BNK Financial Group, Inc.	8,451	59,040
Chong Kun Dang Pharmaceutical Corp.(a)	365	22,061
CJ Logistics Corp.	348	19,933
Daewoong Co. Ltd.	2,179	31,933
DB Insurance Co. Ltd.	1,583	109,582
Dongjin Semichem Co. Ltd.(a)	2,125	30,118
Hankook Tire & Technology Co. Ltd.	2,706	70,497
Hanwha Life Insurance Co. Ltd.	20,594	34,176
HMM Co. Ltd.	6,743	80,380
Hyundai Marine & Fire Insurance Co. Ltd.	2,394	39,919
Hyundai Rotem Co. Ltd.	4,822	162,087
JB Financial Group Co. Ltd.	20,466	226,114
Jin Air Co. Ltd.(a)	7,041	45,967
Jusung Engineering Co. Ltd.	1,014	20,254
KakaoBank Corp.	5,822	82,358
KB Financial Group, Inc.	4,400	249,546
KCC Corp.	440	69,940
Kia Corp.	2,927	198,382
KIWOOM Securities Co. Ltd.	1,905	149,335
Kolmar Korea Co. Ltd.	893	33,067
Korea Electric Terminal Co. Ltd.	1,719	77,776
Korea Investment Holdings Co. Ltd.	1,464	70,813
Krafton, Inc.(a)	317	67,236
KT&G Corp.	524	37,880
Kumho Tire Co., Inc.(a)	6,139	19,778
Kyung Dong Navien Co. Ltd.	2,091	124,638
LIG Nex1 Co. Ltd.	351	52,296
Mirae Asset Securities Co. Ltd.	7,661	41,402
NH Investment & Securities Co. Ltd.	2,222	21,033
S-1 Corp.	2,445	98,265

	Shares	Value
Samsung Electronics Co. Ltd.	29,639	$1,069,630
Samsung Life Insurance Co. Ltd.(a)	209	13,383
Samsung SDS Co. Ltd.	376	32,632
Shinhan Financial Group Co. Ltd.	15,840	507,892
SK Hynix, Inc.	50	5,674
SL Corp.	1,921	38,923
SOOP Co. Ltd.	477	29,446
Woori Financial Group, Inc.	4,494	46,678
Youngone Corp.	753	21,678
		4,154,256
Spain - 0.8%
ACS Actividades de Construccion y Servicios SA	2,303	115,573
Aedas Homes SA(b)	826	22,168
Banco Bilbao Vizcaya Argentaria SA	4,430	43,380
CaixaBank SA	150,897	818,507
Endesa SA	1,429	30,731
Gestamp Automocion SA(b)	13,099	33,579
Industria de Diseno Textil SA	8,363	428,157
Mapfre SA	8,240	20,879
Prosegur Cia de Seguridad SA	20,055	35,153
Unicaja Banco SA(b)	18,594	24,541
		1,572,668
Sweden - 1.8%
AddTech AB - Class B	149	4,048
Alfa Laval AB	1,569	65,123
Ambea AB(b)	2,198	19,193
Atlas Copco AB - Class B	26,998	365,529
Attendo AB(b)	34,357	158,346
Betsson AB	10,242	132,891
Camurus AB(a)	3,611	184,742
Castellum AB(a)	5,278	57,843
Clas Ohlson AB - Class B	2,168	41,147
Fortnox AB	14,069	91,442
Hemnet Group AB	3,786	114,836
Loomis AB	1,529	46,524
NCAB Group AB	5,115	29,746
Peab AB - Class B	23,456	167,843
SkiStar AB	1,675	24,727
Spotify Technology SA(a)	4,085	1,827,547
Telefonaktiebolaget Lm Ericsson - Class B	18,964	153,293
Thule Group AB(b)	711	21,945
Volvo AB - Class A	7,180	175,290
Volvo AB - Class B	2,609	63,306
		3,745,361
Switzerland - 3.4%
ABB Ltd.	2,221	119,470
Coca-Cola HBC AG	7,894	269,471
dormakaba Holding AG	61	43,276
Glencore PLC	4,334	19,056
Huber + Suhner AG	990	80,843
Inficon Holding AG	166	188,900

The accompanying notes are an integral part of these financial statements.

66

Wilshire International Equity Fund
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Switzerland - (Continued)
International Workplace Group PLC	8,509	$16,865
Julius Baer Group Ltd.	15,839	1,021,758
Nestle SA	2,169	177,857
Novartis AG	7,227	703,348
Roche Holding AG	5,658	1,583,720
Schindler Holding AG	573	157,869
Sika AG	137	32,557
Sunrise Communications AG/old - ADR(a)	809	34,852
Swiss Re AG	2,141	309,132
Swissquote Group Holding SA	137	52,459
UBS Group AG	68,468	2,087,850
Zurich Insurance Group AG	215	127,744
		7,027,027
Taiwan - 4.0%
Accton Technology Corp.	1,000	23,480
Advancetek Enterprise Co. Ltd.	21,000	48,730
Advantech Co. Ltd.	1,599	16,821
Asia Optical Co., Inc.	28,000	159,746
Asustek Computer, Inc.	11,000	205,998
Cheng Shin Rubber Industry Co. Ltd.	55,000	82,146
Chicony Power Technology Co. Ltd.	49,000	178,232
Compal Electronics, Inc.	119,000	135,723
CTBC Financial Holding Co. Ltd.	109,000	129,677
Depo Auto Parts Ind Co. Ltd.	40,000	261,608
Dynapack International Technology Corp.	14,000	89,421
Eva Airways Corp.	54,000	72,880
Far Eastern Department Stores Ltd.	83,000	56,894
Formosa Advanced Technologies Co. Ltd.	39,000	33,470
Fortune Electric Co. Ltd.	1,100	18,822
Genius Electronic Optical Co. Ltd.	4,000	61,590
Getac Holdings Corp.	65,000	209,059
Huang Hsiang Construction Corp.	24,000	47,431
ITE Technology, Inc.	22,000	100,407
L&K Engineering Co. Ltd.	10,000	68,175
Lotes Co. Ltd.	3,000	177,707
Makalot Industrial Co. Ltd.	2,040	19,933
MediaTek, Inc.	12,000	515,243
Merry Electronics Co. Ltd.	41,000	135,260
Nan Pao Resins Chemical Co. Ltd.	14,000	133,872
Pan German Universal Motors Ltd.	2,000	18,207
Pixart Imaging, Inc.	8,000	62,255
Sanyang Motor Co. Ltd.	14,000	29,508
Shiny Chemical Industrial Co. Ltd.	6,000	28,953
Silicon Motion Technology Corp. - ADR	370	19,998
Sinon Corp.	17,000	22,393
SinoPac Financial Holdings Co. Ltd.	77,000	53,627
Sinyi Realty, Inc.	21,000	18,351
Sitronix Technology Corp.	3,000	19,409
Taiwan Paiho Ltd.	11,000	22,898

	Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd.	150,600	$4,917,619
Tripod Technology Corp.	3,000	18,007
Via Technologies, Inc.	10,000	30,520
		8,244,070
Thailand - 0.5%
Advanced Info Service PCL - NVDR	7,300	61,365
Amata Corp. PCL	51,100	43,025
Bangkok Bank PCL - NVDR	62,800	277,829
Cal-Comp Electronics Thailand PCL	71,500	20,899
Com7 PCL	128,500	98,410
GFPT PCL - NVDR	72,700	20,321
Ichitan Group PCL	245,400	105,456
Krung Thai Bank PCL - NVDR	62,700	38,597
Prima Marine PCL	99,300	25,003
Rojana Industrial Park PCL	390,100	71,930
SCB X PCL	93,000	319,138
SCB X PCL - NVDR	5,000	17,204
		1,099,177
Turkey - 0.1%
BIM Birlesik Magazalar AS	644	9,595
Haci Omer Sabanci Holding AS	12,015	32,610
Reysas Tasimacilik ve Lojistik Ticaret AS(a)	58,683	37,394
Turkcell Iletisim Hizmetleri AS	47,020	123,364
Turkiye Is Bankasi AS - Class C	17,302	6,558
Turkiye Petrol Rafinerileri AS	8,127	32,604
		242,125
United Arab Emirates - 0.4%
Abu Dhabi Commercial Bank PJSC	138,834	393,492
Abu Dhabi Islamic Bank PJSC	42,216	158,701
Deyaar Development PJSC	186,708	47,168
First Abu Dhabi Bank PJSC	44,586	166,781
Orascom Construction PLC	6,316	35,337
		801,479
United Kingdom - 8.6%
3i Group PLC	33,220	1,475,793
4imprint Group PLC	490	29,635
abrdn PLC	86,924	153,051
Anglogold Ashanti PLC	100	2,240
AstraZeneca PLC	14,714	1,915,378
BAE Systems PLC	104,120	1,493,697
Barclays PLC	183,087	613,126
Beazley PLC	7,446	75,899
Bloomsbury Publishing PLC	3,510	29,617
British American Tobacco PLC	4,537	164,519
Cohort PLC	3,699	50,480
Compass Group PLC	35,634	1,184,510
Cranswick PLC	1,054	64,006
Currys PLC(a)	106,869	126,916
Drax Group PLC	15,550	125,899
Dunelm Group PLC	1,619	21,601

The accompanying notes are an integral part of these financial statements.

67

Wilshire International Equity Fund
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
United Kingdom - (Continued)
EnQuest PLC(a)	104,803	$16,455
Frasers Group PLC(a)	4,041	30,669
Future PLC	2,042	23,591
Games Workshop Group PLC	1,498	248,418
Gamma Communications PLC	1,021	19,555
Harbour Energy PLC	17,506	56,217
HSBC Holdings PLC	140,633	1,382,092
IMI PLC	8,097	183,792
Imperial Brands PLC	5,896	188,409
InterContinental Hotels Group PLC	197	24,540
J Sainsbury PLC	299,734	1,025,028
Johnson Service Group PLC	41,459	70,267
Lancashire Holdings Ltd.	9,652	79,522
Marks & Spencer Group PLC	23,229	108,859
Mitchells & Butlers PLC(a)	7,969	24,373
Morgan Sindall Group PLC	1,346	65,614
NatWest Group PLC	95,685	481,615
Next PLC	336	39,930
Pets at Home Group PLC	7,503	19,260
Reckitt Benckiser Group PLC	21,670	1,309,045
Rio Tinto PLC	1,172	68,988
Rolls-Royce Holdings PLC(a)	257,085	1,829,134
Shell PLC	4,650	144,351
Shell PLC	28,898	905,784
Standard Chartered PLC	29,958	369,045
Stolt-Nielsen Ltd.	3,992	101,565
Tesco PLC	152,457	701,766
TI Fluid Systems PLC(b)	10,835	26,114
TP ICAP Group PLC	16,766	53,974
Trainline PLC(a)(b)	11,359	61,219
Unilever PLC	891	50,459
United Utilities Group PLC	16,165	213,461
Vodafone Group PLC	380,142	324,176
Yu Group PLC	990	22,439
		17,796,093
United States - 2.5%
Aon PLC - Class A	2,283	819,962
Burford Capital Ltd.	6,437	83,356
Carnival PLC - ADR(a)	5,366	120,789
Coupang, Inc.(a)	53,467	1,175,205
Ferguson Enterprises, Inc.	5,001	867,641
Legend Biotech Corp. - ADR(a)	1,793	58,344
Linde PLC	2,325	973,408
Resolute Forest Products(a)(d)	1,388	0
Southern Copper Corp.	704	64,187
STERIS PLC	5,086	1,045,478
		5,208,370
Uruguay - 0.5%
MercadoLibre, Inc.(a)	563	957,348

	Shares	Value
Vietnam - 0.2%
Vietnam Dairy Products JSC	187,500	$466,568
TOTAL COMMON STOCKS (Cost $141,052,127)		165,708,392
	Par
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.8%
BANK-2020, Series 2020-BN30, Class XA, 1.28%, 12/15/2053(f)(g)	$951,371	52,833
Benchmark Mortgage Trust
Series 2020-B19, Class XA, 1.76%, 09/15/2053 (Callable 10/15/2030)(f)(g)	973,914	50,995
Series 2024-V11, Class A3, 5.91%, 11/15/2057 (Callable 11/15/2029)(g)	250,000	257,210
BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class B, 6.74% (1 mo. Term SOFR + 2.34%), 08/15/2041(b)	175,000	175,000
BX Trust
Series 2021-RISE, Class B, 5.76% (1 mo. Term SOFR + 1.36%), 11/15/2036(b)	126,799	126,166
Series 2022-LBA6, Class A, 5.40% (1 mo. Term SOFR + 1.00%), 01/15/2039(b)	200,000	200,000
Change HoldingsSeries 2022-PSB, Class A, 6.85% (1 mo. Term SOFR + 2.45%), 08/15/2039(b)	102,190	102,445
Change HoldingsSeries 2024-XL4, Class B, 6.19% (1 mo. Term SOFR + 1.79%), 02/15/2039(b)	97,201	97,201
BX Trust 2024-VLT4, Series 2024-AIRC, Class B, 6.54% (1 mo. Term SOFR + 2.14%), 08/15/2039(b)	150,000	150,656
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2020-C9, Class XA, 1.70%, 09/15/2053 (Callable 06/15/2030)(f)(g)	772,817	37,716
Computershare Corporate Trust, Series 2021-FCMT, Class A, 5.71% (1 mo. Term SOFR + 1.31%), 05/15/2031(b)	100,000	98,289
CSTL Commercial Mortgage Trust, Series 2024-GATE, Class A, 4.76%, 11/10/2041(b)(g)	100,000	97,103
DK Trust, Series 2024-SPBX, Class A, 5.90% (1 mo. Term SOFR + 1.50%), 03/15/2034(b)	175,000	175,437
DTP Commercial Mortgage Trust, Series 2023-STE2, Class A, 5.84%, 01/15/2041(b)(g)	100,000	100,700
ELM Trust, Series 2024-ELM, Class B15, 6.00%, 06/10/2039(b)(g)	100,000	100,736

The accompanying notes are an integral part of these financial statements.

68

Wilshire International Equity Fund
Schedule of Investments
December 31, 2024(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Federal Home Loan Mortgage Corp.
Series 5410, Class DF, 6.02% (30 day avg SOFR US + 1.45%), 05/25/2054	$574,327	$575,238
Series K110, Class X1, 1.69%, 04/25/2030 (Callable 04/25/2030)(f)(g)	493,928	34,260
Series K118, Class X1, 0.95%, 09/25/2030 (Callable 06/25/2030)(f)(g)	987,235	43,185
Series K151, Class X1, 0.35%, 04/25/2030 (Callable 02/25/2030)(f)(g)	2,568,680	39,596
Federal National Mortgage Association
Series 2024-100, Class FD, 6.05% (30 day avg SOFR US + 1.45%), 06/25/2054	939,000	937,919
Series 2024-93, Class FL, 6.02% (30 day avg SOFR US + 1.45%), 12/25/2054	1,612,877	1,626,285
FS Commercial Mortgage Trust, Series 2024-HULA, Class A, 6.21% (1 mo. Term SOFR + 1.81%), 08/15/2039(b)	150,000	150,375
Great Wolf Trust, Series 2024-WOLF, Class A, 5.94% (1 mo. Term SOFR + 1.54%), 03/15/2039(b)	150,000	150,234
GS Mortgage Securities Corp. II
Series 2015-GS1, Class A3, 3.73%, 11/10/2048 (Callable 11/10/2025)	150,000	145,393
Series 2023-SHIP, Class C, 5.51%, 09/10/2038(b)(g)	150,000	149,041
Series 2024-FAIR, Class A, 5.88%, 07/15/2029(b)(g)	225,000	227,408
GS Mortgage-Backed Securities Trust, Series 2024-PJ9, Class A3, 5.00%, 02/25/2055 (Callable 01/25/2038)(b)(g)	94,123	90,417
JP Morgan Chase Commercial Mortgage Securities, Series 2019-ICON, Class A, 3.88%, 01/05/2034(b)	83,556	82,760
JP Morgan Mortgage Trust
Series 2015-3, Class A3, 3.50%, 05/25/2045 (Callable 01/25/2025)(b)(g)	48,870	43,730
Series 2017-2, Class A3, 3.50%, 05/25/2047 (Callable 12/25/2028)(b)(g)	47,944	42,123
Series 2018-5, Class A1, 3.50%, 10/25/2048 (Callable 05/25/2028)(b)(g)	93,668	82,362
Series 2019-1, Class A3, 4.00%, 05/25/2049 (Callable 01/25/2025)(b)(g)	8,490	7,768
Series 2019-INV3, Class A3, 3.50%, 05/25/2050 (Callable 05/25/2041)(b)(g)	92,021	80,847

	Par	Value
Series 2020-2, Class A15, 3.50%, 07/25/2050 (Callable 05/25/2037)(b)(g)	$61,106	$53,039
Series 2022-6, Class A3, 3.00%, 11/25/2052 (Callable 07/25/2049)(b)(g)	169,968	142,202
Series 2023-2, Class A3A, 5.00%, 07/25/2053 (Callable 07/25/2032)(b)(g)	73,652	70,568
ONNI Commerical Mortgage Trust, Series 2024-APT, Class A, 5.57%, 07/15/2039(b)(g)	250,000	248,982
Provident Funding Mortgage Trust, Series 2021-J1, Class A10, 2.00%, 10/25/2051 (Callable 08/25/2045)(b)(g)	200,000	120,706
PSMC Trust, Series 2020-3, Class A1, 3.00%, 11/25/2050 (Callable 06/25/2037)(b)(g)	58,010	49,398
Sequoia Mortgage Trust
Series 2013-3, Class A2, 2.50%, 03/25/2043 (Callable 09/25/2025)(g)	70,859	60,153
Series 2019-CH2, Class A1, 4.50%, 08/25/2049 (Callable 01/25/2025)(b)(g)	460	456
Series 2019-CH3, Class A1, 4.00%, 09/25/2049 (Callable 12/25/2033)(b)(g)	5,053	4,662
Series 2020-4, Class A8, 2.50%, 11/25/2050 (Callable 07/25/2046)(b)(g)	200,000	141,647
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/2041(b)	220,000	184,393
Tharaldson Hotel Portfolio Trust, Series 2023-THL, Class A, 6.99%, 12/10/2034(b)(g)	155,902	159,740
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A1, 3.00% (1 Month U.S. LIBOR + 0.00%), 05/25/2050 (Callable 12/25/2037)(b)(g)(h)	85,026	72,532
WF-RBS Commercial Mortgage Trust, Series 2014-C21, Class B, 4.21%, 08/15/2047 (Callable 01/15/2025)(g)	207,000	198,251
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $8,162,897)		7,838,157
	Shares
AFFILIATED REGISTERED INVESTMENT COMPANIES - 3.3%
Voya VACS Series EMHCD Fund	147	1,476
Voya VACS Series HYB Fund	98,768	1,012,376
Voya VACS Series SC Fund - Class SC	564,230	5,913,125
TOTAL AFFILIATED REGISTERED INVESTMENT COMPANIES (Cost $7,038,750)		6,926,977

The accompanying notes are an integral part of these financial statements.

69

Wilshire International Equity Fund
Schedule of Investments
December 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - 3.3%
Bermuda - 0.0%(c)
Triton Container International Ltd., 2.05%, 04/15/2026 (Callable 03/15/2026)(b)	$93,000	$89,149
Canada - 0.2%
Bank of Nova Scotia, 2.70%, 08/03/2026	90,000	87,400
Enbridge, Inc., 1.60%, 10/04/2026 (Callable 09/04/2026)	93,000	88,025
Nutrien Ltd., 5.95%, 11/07/2025	80,000	80,701
Royal Bank of Canada, 1.20%, 04/27/2026	74,000	70,762
		326,888
Japan - 0.0%(c)
Sumitomo Mitsui Trust Bank Ltd., 2.80%, 03/10/2027(b)	71,000	68,197
United Kingdom - 0.2%
HSBC Holdings PLC, 2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)	200,000	179,609
Royalty Pharma PLC
1.20%, 09/02/2025 (Callable 08/02/2025)	52,000	50,701
1.75%, 09/02/2027 (Callable 07/02/2027)	145,000	133,406
2.20%, 09/02/2030 (Callable 06/02/2030)	57,000	48,414
		412,130
United States - 2.9%
AbbVie, Inc., 3.80%, 03/15/2025 (Callable 01/18/2025)	104,000	103,743
AES Corp., 1.38%, 01/15/2026 (Callable 12/15/2025)	57,000	54,848
Amazon.com, Inc., 1.50%, 06/03/2030 (Callable 03/03/2030)	88,000	74,554
Ameren Illinois Co., 3.80%, 05/15/2028 (Callable 02/15/2028)	65,000	63,118
American Express Co., 2.25%, 03/04/2025 (Callable 02/03/2025)	56,000	55,874
American Honda Finance Corp., 1.20%, 07/08/2025	60,000	59,009
Amgen, Inc., 5.15%, 03/02/2028 (Callable 02/02/2028)	86,000	86,483
Apple, Inc., 1.20%, 02/08/2028 (Callable 12/08/2027)	74,000	66,866
AT&T, Inc., 2.25%, 02/01/2032 (Callable 11/01/2031)	119,000	98,163
Bank of America Corp.
4.00%, 01/22/2025	61,000	61,000
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)	265,000	252,811

	Par	Value
3.59% to 07/21/2027 then 3 mo. Term SOFR + 1.63%, 07/21/2028 (Callable 07/21/2027)	$40,000	$38,716
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)	15,000	14,378
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)	144,000	126,604
5.87% to 09/15/2033 then SOFR + 1.84%, 09/15/2034 (Callable 09/15/2033)	2,000	2,059
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/2028 (Callable 06/05/2028)(b)	92,000	81,888
2.50%, 01/10/2030 (Callable 10/10/2029)(b)	36,000	31,899
Broadcom, Inc., 3.46%, 09/15/2026 (Callable 07/15/2026)	57,000	55,844
Capital One Financial Corp., 1.88% to 11/02/2026 then SOFR + 0.86%, 11/02/2027 (Callable 11/02/2026)	79,000	74,672
Carrier Global Corp., 2.72%, 02/15/2030 (Callable 11/15/2029)	118,000	105,755
CVS Health Corp.
3.88%, 07/20/2025 (Callable 04/20/2025)	201,000	199,502
1.75% (SOFR Rate + 0.00%), 08/21/2030 (Callable 05/21/2030)	119,000	96,655
Duke Energy Corp., 3.15%, 08/15/2027 (Callable 05/15/2027)	117,000	112,319
Ecolab, Inc., 4.80%, 03/24/2030 (Callable 12/24/2029)	52,000	51,981
Entergy Corp., 0.90%, 09/15/2025 (Callable 08/15/2025)	82,000	79,685
Enterprise Products Operating LLC, 2.80%, 01/31/2030 (Callable 10/31/2029)	59,000	53,276
Equinix, Inc.
1.25%, 07/15/2025 (Callable 06/15/2025)	109,000	106,843
2.90%, 11/18/2026 (Callable 09/18/2026)	59,000	56,955
Fiserv, Inc.
3.85%, 06/01/2025 (Callable 03/01/2025)	44,000	43,820
5.45%, 03/02/2028 (Callable 02/02/2028)	82,000	83,293
Global Payments, Inc., 1.20% (SOFR Rate + 0.00%), 03/01/2026 (Callable 02/01/2026)	49,000	46,912
Goldman Sachs Group, Inc., 0.86% to 02/12/2025 then SOFR + 0.61%, 02/12/2026 (Callable 02/12/2025)	74,000	73,630
HCA, Inc., 4.13%, 06/15/2029 (Callable 03/15/2029)	84,000	79,935

The accompanying notes are an integral part of these financial statements.

70

Wilshire International Equity Fund
Schedule of Investments
December 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
United States - (Continued)
Home Depot, Inc., 1.50%, 09/15/2028 (Callable 07/15/2028)	$84,000	$75,141
Intel Corp., 3.70%, 07/29/2025 (Callable 04/29/2025)	28,000	27,814
JPMorgan Chase & Co.
2.08% to 04/22/2025 then SOFR + 1.85%, 04/22/2026 (Callable 04/22/2025)	108,000	107,051
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)	134,000	126,742
2.95% to 02/24/2027 then SOFR + 1.17%, 02/24/2028 (Callable 02/24/2027)	66,000	63,434
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029 (Callable 06/01/2028)	43,000	39,039
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)	16,000	13,211
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	59,000	50,416
Keurig Dr Pepper, Inc., 4.42%, 05/25/2025 (Callable 03/25/2025)	14,000	13,972
Kinder Morgan, Inc., 1.75%, 11/15/2026 (Callable 10/15/2026)	62,000	58,781
Kite Realty Group LP, 4.00%, 10/01/2026 (Callable 07/01/2026)	63,000	61,922
Lowe’s Cos., Inc., 3.35%, 04/01/2027 (Callable 03/01/2027)	57,000	55,386
Meta Platforms, Inc., 3.50%, 08/15/2027 (Callable 07/15/2027)	16,000	15,470
Morgan Stanley
2.19% to 04/28/2025 then SOFR + 1.99%, 04/28/2026 (Callable 04/28/2025)	84,000	83,263
0.99% to 12/10/2025 then SOFR + 0.72%, 12/10/2026 (Callable 12/10/2025)	21,000	20,264
1.59% to 05/04/2026 then SOFR + 0.88%, 05/04/2027 (Callable 05/04/2026)	149,000	142,832
1.51% to 07/20/2026 then SOFR + 0.86%, 07/20/2027 (Callable 07/20/2026)	64,000	60,903
6.30% to 10/18/2027 then SOFR + 2.24%, 10/18/2028 (Callable 10/18/2027)	36,000	37,287
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)	30,000	24,859
5.25% to 04/21/2033 then SOFR + 1.87%, 04/21/2034 (Callable 04/21/2033)	86,000	84,321

	Par	Value
5.30% to 04/20/2032 then SOFR + 2.62%, 04/20/2037 (Callable 04/20/2032)	$7,000	$6,778
MPLX LP, 2.65%, 08/15/2030 (Callable 05/15/2030)	26,000	22,712
Nestle Holdings, Inc., 5.25%, 03/13/2026(b)	150,000	151,153
NextEra Energy Capital Holdings, Inc., 4.63%, 07/15/2027 (Callable 06/15/2027)	84,000	83,951
Nucor Corp., 4.30%, 05/23/2027 (Callable 04/23/2027)	56,000	55,528
Oracle Corp.
3.25%, 11/15/2027 (Callable 08/15/2027)	89,000	85,524
2.95%, 04/01/2030 (Callable 01/01/2030)	172,000	155,293
O’Reilly Automotive, Inc., 3.60%, 09/01/2027 (Callable 06/01/2027)	119,000	115,459
Ovintiv, Inc., 5.38%, 01/01/2026 (Callable 10/01/2025)	82,000	82,240
PepsiCo, Inc., 2.63%, 07/29/2029 (Callable 04/29/2029)	68,000	62,364
Plains All American Pipeline LP / PAA Finance Corp., 4.65%, 10/15/2025 (Callable 07/15/2025)	82,000	81,790
PPG Industries, Inc., 1.20%, 03/15/2026 (Callable 02/15/2026)	92,000	87,948
Realty Income Corp., 3.25%, 01/15/2031 (Callable 10/15/2030)	98,000	88,568
Ross Stores, Inc., 4.60%, 04/15/2025 (Callable 03/15/2025)	98,000	97,870
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027 (Callable 09/15/2026)	46,000	46,019
Sierra Pacific Power Co., 2.60%, 05/01/2026 (Callable 02/01/2026)	104,000	101,248
Southwestern Electric Power Co., 1.65%, 03/15/2026 (Callable 02/15/2026)	74,000	71,274
Steel Dynamics, Inc., 1.65%, 10/15/2027 (Callable 08/15/2027)	59,000	54,238
T-Mobile USA, Inc.
2.25%, 02/15/2026 (Callable 01/13/2025)	103,000	100,077
2.05%, 02/15/2028 (Callable 12/15/2027)	37,000	33,921
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/2025 (Callable 03/01/2025)(b)	88,000	87,520
US Bancorp, 4.55% to 07/22/2027 then SOFR + 1.66%, 07/22/2028 (Callable 07/22/2027)	35,000	34,685
Verizon Communications, Inc.
2.36%, 03/15/2032 (Callable 12/15/2031)	130,000	107,991

The accompanying notes are an integral part of these financial statements.

71

Wilshire International Equity Fund
Schedule of Investments
December 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
United States - (Continued)
4.78%, 02/15/2035 (Callable 11/15/2034)(b)	$55,000	$52,363
VMware LLC, 2.20%, 08/15/2031 (Callable 05/15/2031)	50,000	41,514
Walmart, Inc., 1.05%, 09/17/2026 (Callable 08/17/2026)	86,000	81,363
Walt Disney Co., 2.00%, 09/01/2029 (Callable 06/01/2029)	58,000	51,452
WEC Energy Group, Inc., 5.15%, 10/01/2027 (Callable 09/01/2027)	53,000	53,542
Wells Fargo & Co.
2.16% to 02/11/2025 then 3 mo. Term SOFR + 1.01%, 02/11/2026 (Callable 02/11/2025)	33,000	32,909
4.54% to 08/15/2025 then SOFR + 1.56%, 08/15/2026 (Callable 08/15/2025)	35,000	34,883
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028 (Callable 03/24/2027)	20,000	19,312
3.58% to 05/22/2027 then 3 mo. Term SOFR + 1.57%, 05/22/2028 (Callable 05/22/2027)	16,000	15,433
		5,952,120
TOTAL CORPORATE BONDS (Cost $7,132,273)		6,848,484
ASSET-BACKED SECURITIES - 1.6%
Oscar Finance Holdings 2 General, Inc. Association, Series 2021-1A, Class A4, 1.00%, 04/10/2028 (Callable 02/10/2025)(b)	94,634	93,201
American Airlines Group, Inc.
Series 2015-2, 3.60%, 09/22/2027	58,537	56,454
Series 2016-1, 3.58%, 01/15/2028	4,336	4,140
Series 2016-2, 3.20%, 06/15/2028	24,551	22,948
CarMax Auto Owner Trust, Series 2023-3, Class B, 5.47%, 02/15/2029 (Callable 07/15/2027)	150,000	151,055
CNH Equipment Trust, Series 2023-A, Class A4, 4.77%, 10/15/2030 (Callable 12/15/2027)	300,000	301,059
COLT Funding LLC, Series 2021-2, Class A1, 0.92%, 08/25/2066 (Callable 01/25/2025)(b)(g)	193,274	156,687
Container Leasing International LLC, Series 2022-1A, Class A, 2.72%, 01/18/2047(b)	56,860	51,064
FedEx Corp., Series 2020-1AA, 1.88%, 02/20/2034	171,372	141,280
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 09/18/2028 (Callable 12/16/2026)	200,000	201,017

	Par	Value
Harley-Davidson Customer Funding Corp., Series 2023-B, Class A4, 5.78%, 04/15/2031 (Callable 08/15/2027)	$150,000	$152,468
Kubota Credit Owner Trust, Series 2023-1A, Class A3, 5.02%, 06/15/2027 (Callable 12/15/2026)(b)	100,000	100,516
Laurel Road Prime Student Loan Trust, Series 2020-A, Class A2FX, 1.40%, 11/25/2050 (Callable 10/25/2028)(b)	96,677	87,779
Loanpal Solar Loan Ltd., Series 2020-2GF, Class A, 2.75%, 07/20/2047 (Callable 12/20/2035)(b)	169,995	138,634
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.82%, 06/22/2043 (Callable 07/20/2029)(b)	215,471	201,964
Series 2020-2A, Class A, 1.44%, 08/20/2046 (Callable 09/20/2032)(b)	64,105	54,446
Navient Student Loan Trust
Series 2020-GA, Class A, 1.17%, 09/16/2069 (Callable 01/15/2028)(b)	69,227	63,308
Series 2020-HA, Class A, 1.31%, 01/15/2069 (Callable 12/15/2027)(b)	60,265	56,260
Series 2021-A, Class A, 0.84%, 05/15/2069 (Callable 09/15/2028)(b)	44,888	40,528
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 06/15/2033)(b)	156,990	155,674
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class C, 1.03%, 11/16/2026 (Callable 12/15/2025)(b)	150,000	147,829
Santander Consumer USA Holdings, Inc.
Series 2023-6, Class A3, 5.93%, 07/17/2028 (Callable 05/15/2027)	200,000	202,541
Series 2024-4, Class B, 4.93%, 09/17/2029 (Callable 06/15/2028)	100,000	100,261
SMB Private Education Loan Trust, Series 2020-PTB, Class A2A, 1.60%, 09/15/2054(b)	134,904	124,709
SoFi Professional Loan Program LLC, Series 2018-B, Class A2FX, 3.34%, 08/25/2047 (Callable 12/25/2025)(b)	17,799	17,643
Sunnova Energy International, Inc., Series 2020-AA, Class A, 2.98%, 06/20/2047 (Callable 06/20/2027)(b)	196,192	170,182
Sunrun, Inc., Series 2020-1A, Class A, 2.21%, 07/31/2051(b)	164,454	145,852

The accompanying notes are an integral part of these financial statements.

72

Wilshire International Equity Fund
Schedule of Investments
December 31, 2024(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
World Omni Auto Receivables Trust, Series 2024-C, Class B, 4.68%, 07/15/2030 (Callable 01/15/2028)	$100,000	$99,072
TOTAL ASSET-BACKED SECURITIES (Cost $3,401,817)		3,238,571
COLLATERALIZED LOAN OBLIGATIONS - 1.4%
Apidos CLO, Series 2015-23A, Class AR, 6.14% (3 mo. Term SOFR + 1.48%), 04/15/2033 (Callable 01/15/2025)(b)	400,000	400,496
Benefit Street Partners CLO Ltd., Series 2019-19A, Class AR, 5.84% (3 mo. Term SOFR + 1.18%), 01/15/2033 (Callable 01/15/2025)(b)	250,000	250,252
Betony CLO 2, Series 2018-1A, Class A1, 5.93% (3 mo. Term SOFR + 1.34%), 04/30/2031 (Callable 01/30/2025)(b)	146,414	146,657
CBAM Ltd., Series 2017-1A, Class AR2, 5.77% (3 mo. Term SOFR + 1.39%), 01/20/2038(b)	250,000	250,041
Madison Park Funding Ltd., Series 2016-21A, Class ABRR, 6.32% (3 mo. Term SOFR + 1.66%), 10/15/2032 (Callable 01/15/2025)(b)	250,000	250,100
Neuberger Berman CLO Ltd., Series 2019-34A, Class A1R, 5.86% (3 mo. Term SOFR + 1.24%), 01/20/2035 (Callable 01/20/2025)(b)	250,000	250,295
Octagon Investment Partners Ltd., Series 2020-3A, Class A1R2, 5.93% (3 mo. Term SOFR + 1.36%), 01/15/2038 (Callable 10/15/2026)(b)	400,000	400,800
Palmer Square CLO Ltd., Series 2019-1A, Class A1R, 5.93% (3 mo. Term SOFR + 1.41%), 11/14/2034 (Callable 02/14/2025)(b)	250,000	250,403
TCI-Symphony CLO Ltd., Series 2016-1A, Class AR2, 5.94% (3 mo. Term SOFR + 1.28%), 10/13/2032 (Callable 01/13/2025)(b)	352,871	353,322
Wind River CLO Ltd., Series 2018-2A, Class A1R, 5.86% (3 mo. Term SOFR + 1.20%), 07/15/2030 (Callable 01/15/2025)(b)	160,777	160,987
AB BSL CLO Ltd., Series 2023-4A, Class A, 6.62% (3 mo. Term SOFR + 2.00%), 04/20/2036 (Callable 04/20/2025)(b)	250,000	250,898
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $2,952,725)		2,964,251

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 1.0%
Australia - 0.0%(c)
Centuria Industrial REIT	9,373	$16,331
GPT Group	14,724	39,836
Stockland	5,207	15,489
		71,656
Canada - 0.2%
Canadian Apartment Properties REIT	300	8,897
First Capital Real Estate Investment Trust	4,331	51,100
Killam Apartment Real Estate Investment Trust	1,497	17,808
Primaris Real Estate Investment Trust	27,450	295,420
Slate Grocery REIT	11,350	109,280
		482,505
France - 0.1%
Covivio SA	1,713	86,552
Klepierre SA	1,788	51,498
		138,050
Hong Kong - 0.0%(c)
Link REIT	3,000	12,689
India - 0.0%(c)
Mindspace Business Parks REIT(b)	14,927	62,999
Japan - 0.3%
Activia Properties, Inc.	99	206,183
Global One Real Estate Investment Corp.	325	204,160
Ichigo Office REIT Investment Corp.	38	19,267
Japan Excellent, Inc.	77	56,868
NTT UD REIT Investment Corp.	47	35,728
		522,206
Malaysia - 0.1%
Pavilion Real Estate Investment Trust	355,800	123,232
Mexico - 0.0%(c)
Fibra Uno Administracion SAB de CV	5,600	5,557
Netherlands - 0.0%(c)
Eurocommercial Properties NV	729	16,754
Wereldhave NV	3,489	49,635
		66,389
Philippines - 0.1%
AREIT, Inc.	198,000	129,937
Singapore - 0.0%(c)
AIMS APAC REIT	20,400	18,671
South Africa - 0.0%(c)
Vukile Property Fund Ltd.	22,904	21,814
Thailand - 0.0%(c)
CPN Retail Growth Leasehold REIT	62,600	22,519

The accompanying notes are an integral part of these financial statements.

73

Wilshire International Equity Fund
Schedule of Investments
December 31, 2024(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - (Continued)
Turkey - 0.1%
Reysas Gayrimenkul Yatirim Ortakligi AS(a)	106,106	$50,996
Torunlar Gayrimenkul Yatirim Ortakligi AS	18,873	34,016
		85,012
United Kingdom - 0.1%
British Land Co. PLC	7,657	34,383
Custodian Property Income Reit PLC	22,851	21,973
Land Securities Group PLC	9,328	68,051
LondonMetric Property PLC	8,779	19,751
Tritax Big Box REIT PLC	48,474	80,512
		224,670
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,027,934)		1,987,906
PREFERRED STOCKS - 0.4%
Brazil - 0.4%
Cia De Sanena Do Parana	47,300	42,646
Cia Energetica de Minas Gerais	256,370	459,386
Itau Unibanco Holding SA	65,621	326,944
		828,976
Colombia - 0.0%(c)
Bancolombia SA	2,997	23,987
Germany - 0.0%(c)
Draegerwerk AG & Co. KGaA	350	16,858
FUCHS SE	1,025	44,227
		61,085
Russia - 0.0%(c)
Surgutneftegas PJSC(d)	270,800	0
TOTAL PREFERRED STOCKS (Cost $1,070,576)		914,048
	Par
U.S. TREASURY SECURITIES - 0.4%
United States Treasury Note/Bond
0.25%, 10/31/2025	$26,000	25,159
4.13%, 06/15/2026	53,700	53,608
0.88%, 09/30/2026	103,800	97,961
1.25%, 11/30/2026	8,800	8,320
4.25%, 11/30/2026	16,500	16,500
4.25%, 12/31/2026	100,500	100,516
1.50%, 01/31/2027	8,300	7,849
2.75%, 04/30/2027	400	387
4.63%, 06/15/2027	2,000	2,017
3.25%, 06/30/2027	1,100	1,074
4.00%, 12/15/2027	75,000	74,438
4.13%, 11/30/2029	109,000	107,808

	Par	Value
1.63%, 05/15/2031	$126,700	$106,923
2.75%, 08/15/2032	8,100	7,187
4.13%, 11/15/2032	62,200	60,694
4.25%, 11/15/2034	91,000	88,682
TOTAL U.S. TREASURY SECURITIES (Cost $790,916)		759,123
TOTAL INVESTMENTS - 94.8% (Cost $173,630,015)		$197,185,909
Money Market Deposit Account - 3.3%(i)(j)		6,964,026
Other Assets in Excess of Liabilities - 1.9%		3,917,326
TOTAL NET ASSETS - 100.0%		$208,067,261

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
GDR - Global Depositary Receipt
LIBOR - London Interbank Offered Rate
LP - Limited Partnership
NV - Naamloze Vennootschap
NVDR - Non-Voting Depositary Receipt
PCL - Public Company Limited
PJSC - Public Joint Stock Company
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
SOFR - Secured Overnight Financing Rate
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $13,513,023 or 6.5% of the Fund’s net assets.

(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2024.

(e)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $51,531 which represented 0.0% of net assets.
(f)	Interest only security.
(g)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2024.

The accompanying notes are an integral part of these financial statements.

74

Wilshire International Equity Fund
Schedule of Investments
December 31, 2024(Continued)
(h)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(i)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2024, was 4.24%.

(j)
All or a portion of security has been pledged as collateral for securities lending. The total value of assets committed as collateral as of December 31, 2024, is $52,476 which represented 0.0% of net assets.

The accompanying notes are an integral part of these financial statements.

75

Wilshire International Equity Fund
Schedule of Futures Contracts
December 31, 2024

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	3	03/20/2025	$333,937	$(3,944)
				$(3,944)

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	(7)	03/20/2025	$761,250	$4,595
U.S. Treasury 2 Year Notes	(25)	03/31/2025	5,140,234	(351)
U.S. Treasury 5 Year Notes	(14)	03/31/2025	1,488,266	5,661
U.S. Treasury Long Bonds	(9)	03/20/2025	1,024,594	21,918
U.S. Treasury Ultra Bonds	(5)	03/20/2025	594,531	15,020
				$46,843
Net Unrealized Appreciation (Depreciation)				$42,899

The accompanying notes are an integral part of these financial statements.

76

Wilshire International Equity Fund
Schedule of TOTAL RETURN SWAP CONTRACTS
December 31, 2024

Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
MSCI EAFE Total Return Index	Morgan Stanley	Receive	EFFR + 0.13%	Monthly	01/31/2025	$28,431,136	$2,329,886
MSCI Emerging Markets Total Return Index	Goldman Sachs	Receive	EFFR + 0.21%	At Maturity	01/31/2025	11,729,082	611,457
Net Unrealized Appreciation (Depreciation)							$2,941,343

There are no upfront payments or receipts associated with total return swaps in the Fund as of December 31, 2024.
EFFR - Effective Federal Funds Rate was 4.33% as of December 31, 2024.
The accompanying notes are an integral part of these financial statements.

77

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024

	Par	Value
CORPORATE BONDS - 31.4%
Basic Materials - 2.0%
AngloGold Ashanti Holdings PLC, 3.38%, 11/01/2028 (Callable 09/01/2028)	$200,000	$184,006
ArcelorMittal SA, 6.00%, 06/17/2034 (Callable 03/17/2034)	42,000	42,482
Aris Mining Corp., 8.00%, 10/31/2029 (Callable 10/31/2026)(a)	200,000	197,500
Braskem Netherlands Finance BV
4.50%, 01/31/2030 (Callable 10/31/2029)	200,000	168,000
5.88%, 01/31/2050(a)	200,000	135,750
CAP SA, 3.90%, 04/27/2031 (Callable 01/27/2031)	200,000	159,500
CF Industries, Inc., 5.38%, 03/15/2044	41,000	38,042
Cia de Minas Buenaventura SAA, 5.50%, 07/23/2026 (Callable 02/01/2025)	200,000	199,500
Cleveland-Cliffs, Inc.
5.88%, 06/01/2027 (Callable 02/02/2025)	85,000	84,150
6.75%, 04/15/2030 (Callable 04/15/2026)(a)	324,000	316,710
4.88%, 03/01/2031 (Callable 03/01/2026)(a)	81,000	72,191
7.38%, 05/01/2033 (Callable 05/01/2028)(a)	180,000	176,400
Corp. Nacional del Cobre de Chile, 6.44%, 01/26/2036 (Callable 10/26/2035)(a)	200,000	203,027
CSN Resources SA, 5.88%, 04/08/2032 (Callable 04/08/2027)	200,000	161,000
Freeport-McMoRan, Inc.
4.63%, 08/01/2030 (Callable 08/01/2025)	105,000	101,670
5.40%, 11/14/2034 (Callable 05/14/2034)	95,000	93,900
5.45%, 03/15/2043 (Callable 09/15/2042)	400,000	373,957
Glencore Funding LLC
1.63%, 04/27/2026 (Callable 03/27/2026)(a)	50,000	47,933
5.37%, 04/04/2029 (Callable 03/04/2029)(a)	74,000	74,471
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/2029 (Callable 02/15/2029)	200,000	201,606
Hudbay Minerals, Inc., 4.50%, 04/01/2026 (Callable 02/02/2025)(a)	110,000	107,938

	Par	Value
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/2028 (Callable 02/02/2025)(a)	$30,000	$30,375
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT, 4.75%, 05/15/2025 (Callable 04/15/2025)(a)	225,000	224,460
MEGlobal BV, 4.25%, 11/03/2026	200,000	195,606
Novelis Corp.
3.25%, 11/15/2026 (Callable 02/02/2025)(a)	85,000	80,538
3.88%, 08/15/2031 (Callable 08/15/2026)(a)	25,000	21,500
Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.00%, 01/27/2030 (Callable 02/02/2025)(a)	25,000	23,003
Southern Copper Corp., 3.88%, 04/23/2025	50,000	49,758
UPL CORP Ltd., 4.63%, 06/16/2030	200,000	177,000
Vale Overseas Ltd., 6.40%, 06/28/2054 (Callable 12/28/2053)	31,000	30,202
WR Grace Holdings LLC, 5.63%, 08/15/2029 (Callable 02/02/2025)(a)	20,000	18,350
		3,990,525
Communications - 2.3%
AT&T, Inc., 3.50%, 09/15/2053 (Callable 03/15/2053)	110,000	73,848
Beasley Mezzanine Holdings LLC, 9.20%, 08/01/2028(a)	14,000	8,400
CCO Holdings LLC / CCO Holdings Capital Corp.
5.50%, 05/01/2026 (Callable 02/02/2025)(a)	85,000	84,575
5.13%, 05/01/2027 (Callable 02/02/2025)(a)	15,000	14,738
4.75%, 03/01/2030 (Callable 02/02/2025)(a)	40,000	36,500
4.75%, 02/01/2032 (Callable 02/01/2027)(a)	25,000	21,875
4.25%, 01/15/2034 (Callable 01/15/2028)(a)	25,000	20,250
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80%, 04/01/2031 (Callable 01/01/2031)	70,000	59,051
5.75%, 04/01/2048 (Callable 10/01/2047)	90,000	77,171

The accompanying notes are an integral part of these financial statements.

78

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Communications - (Continued)
5.13%, 07/01/2049 (Callable 01/01/2049)	$305,000	$239,637
Clear Channel Outdoor Holdings, Inc., 7.50%, 06/01/2029 (Callable 02/02/2025)(a)	15,000	13,088
Consolidated Communications, Inc., 5.00%, 10/01/2028 (Callable 01/13/2025)(a)	20,000	18,550
Digicel Group Holdings Ltd.
0.00%, 12/31/2030(a)(b)	36,968	6,567
0.00%, 12/31/2030(a)(b)	97,752	2,256
0.00%, 12/31/2030(a)(b)	802	799
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027 (Callable 02/02/2025)(a)	65,000	63,213
DISH DBS Corp.
5.75%, 12/01/2028 (Callable 12/01/2027)(a)	20,000	17,100
5.13%, 06/01/2029	5,000	3,200
EchoStar Corp., 10.75%, 11/30/2029 (Callable 11/30/2026)	10,000	10,737
Expedia Group, Inc., 3.80%, 02/15/2028 (Callable 11/15/2027)	82,000	79,207
GCI LLC, 4.75%, 10/15/2028 (Callable 01/18/2025)(a)	25,000	23,156
Gray Television, Inc., 10.50%, 07/15/2029 (Callable 07/15/2026)(a)	15,000	15,000
LCPR Senior Secured Financing DAC, 5.13%, 07/15/2029 (Callable 02/02/2025)(a)	200,000	159,250
Level 3 Financing, Inc., 10.50%, 04/15/2029 (Callable 03/22/2027)(a)	25,000	27,750
Match Group Holdings II LLC
4.63%, 06/01/2028 (Callable 02/02/2025)(a)	25,000	23,687
4.13%, 08/01/2030 (Callable 05/01/2025)(a)	60,000	53,100
McGraw-Hill Education, Inc.
5.75%, 08/01/2028 (Callable 02/02/2025)(a)	20,000	19,400
7.38%, 09/01/2031 (Callable 09/01/2027)(a)	5,000	5,100
Meta Platforms, Inc.
4.75%, 08/15/2034 (Callable 05/15/2034)	85,000	82,724
5.40%, 08/15/2054 (Callable 02/15/2054)	175,000	169,116

	Par	Value
5.55%, 08/15/2064 (Callable 02/15/2064)	$100,000	$97,196
Millicom International Cellular SA, 6.25%, 03/25/2029 (Callable 01/12/2025)	180,000	177,075
Netflix, Inc.
5.88%, 11/15/2028	15,000	15,483
5.40%, 08/15/2054 (Callable 02/15/2054)	55,000	53,266
Network i2i Ltd., 5.65% to 04/15/2025 then 5 yr. CMT Rate + 4.27%, Perpetual (Callable 01/15/2025)	200,000	199,750
News Corp., 3.88%, 05/15/2029 (Callable 01/13/2025)(a)	305,000	282,125
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.63%, 03/15/2030 (Callable 03/15/2025)(a)	25,000	23,062
Paramount Global, 6.38% to 03/30/2027 then 5 yr. CMT Rate + 4.00%, 03/30/2062 (Callable 03/30/2027)	76,000	73,474
Sirius XM Radio LLC
3.13%, 09/01/2026 (Callable 02/02/2025)(a)	85,000	81,387
5.00%, 08/01/2027 (Callable 02/02/2025)(a)	25,000	24,250
4.13%, 07/01/2030 (Callable 07/01/2025)(a)	235,000	205,037
Stagwell Global LLC, 5.63%, 08/15/2029 (Callable 02/02/2025)(a)	25,000	23,750
T-Mobile USA, Inc.
2.88%, 02/15/2031 (Callable 02/15/2026)	85,000	74,529
3.50%, 04/15/2031 (Callable 04/15/2026)	190,000	172,188
2.70%, 03/15/2032 (Callable 12/15/2031)	90,000	76,166
5.50%, 01/15/2055 (Callable 07/15/2054)	40,000	37,667
5.25%, 06/15/2055 (Callable 12/15/2054)	24,000	21,798
Townsquare Media, Inc., 6.88%, 02/01/2026 (Callable 02/02/2025)(a)	30,000	29,850
Uber Technologies, Inc., 4.80%, 09/15/2034 (Callable 06/15/2034)	183,000	174,941
Univision Communications, Inc.
6.63%, 06/01/2027 (Callable 01/13/2025)(a)	110,000	109,313
7.38%, 06/30/2030 (Callable 06/30/2025)(a)	15,000	14,362

The accompanying notes are an integral part of these financial statements.

79

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Communications - (Continued)
Viavi Solutions, Inc., 3.75%, 10/01/2029 (Callable 01/13/2025)(a)		$25,000	$22,469
Videotron Ltd., 5.70%, 01/15/2035 (Callable 10/15/2034)(a)		40,000	39,377
Virgin Media Finance PLC, 5.00%, 07/15/2030 (Callable 07/15/2025)(a)		200,000	167,742
Virgin Media Secured Finance PLC
5.50%, 05/15/2029 (Callable 01/13/2025)(a)		276,000	258,197
4.50%, 08/15/2030 (Callable 08/15/2025)(a)		200,000	171,971
Vmed O2 UK Financing I PLC
3.25%, 01/31/2031 (Callable 01/31/2026)(a)	EUR	150,000	145,385
4.25%, 01/31/2031 (Callable 01/31/2026)(a)		215,000	182,673
Wayfair LLC, 7.25%, 10/31/2029 (Callable 10/31/2026)(a)		15,000	14,981
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031 (Callable 10/01/2027)(a)		10,000	10,325
			4,408,834
Consumer, Cyclical - 3.5%
1011778 BC ULC / New Red Finance, Inc.
3.88%, 01/15/2028 (Callable 02/02/2025)(a)		167,000	157,606
3.50%, 02/15/2029 (Callable 01/13/2025)(a)		336,000	307,860
Adient Global Holdings Ltd., 8.25%, 04/15/2031 (Callable 04/15/2026)(a)		25,000	25,517
Allison Transmission, Inc., 5.88%, 06/01/2029 (Callable 02/02/2025)(a)		25,000	24,750
American Airlines, Inc., 8.50%, 05/15/2029 (Callable 11/15/2025)(a)		30,000	31,387
American Airlines, Inc./ AAdvantage Loyalty IP Ltd.
5.50%, 04/20/2026(a)		12,500	12,469
5.75%, 04/20/2029(a)		335,000	331,650
Asbury Automotive Group, Inc., 4.75%, 03/01/2030 (Callable 03/01/2025)		25,000	23,312
BCPE Empire Holdings, Inc., 7.63%, 05/01/2027 (Callable 02/02/2025)(a)		50,000	49,500

		Par	Value
Caesars Entertainment, Inc.
6.50%, 02/15/2032 (Callable 02/15/2027)(a)		$25,000	$25,031
6.00%, 10/15/2032 (Callable 10/15/2027)(a)		40,000	38,550
Carnival Corp., 5.75%, 01/15/2030 (Callable 10/15/2029)(a)	EUR	100,000	111,881
Carvana Co.
9.00% (includes 12.00% PIK), 12/01/2028 (Callable 01/13/2025)(a)		12,890	13,760
13.00% (includes 13.00% PIK), 06/01/2030 (Callable 08/15/2025)(a)		5,000	5,488
CCM Merger, Inc., 6.38%, 05/01/2026 (Callable 02/02/2025)(a)		25,000	24,937
Cinemark USA, Inc., 7.00%, 08/01/2032 (Callable 08/01/2027)(a)		25,000	25,375
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032 (Callable 05/15/2027)(a)		15,000	15,525
Dealer Tire LLC / DT Issuer LLC, 8.00%, 02/01/2028 (Callable 02/02/2025)(a)		15,000	14,663
Delta Air Lines 2020-1 Class A Pass Through Trust, 2.50%, 06/10/2028		59,338	54,704
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/2028(a)		330,000	324,875
Dornoch Debt Merger Sub, Inc., 6.63%, 10/15/2029 (Callable 02/02/2025)(a)		15,000	11,963
DR Horton, Inc., 5.00%, 10/15/2034 (Callable 07/15/2034)		77,000	74,323
Dream Finders Homes, Inc., 8.25%, 08/15/2028 (Callable 08/15/2025)(a)		25,000	25,937
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/2030 (Callable 02/02/2025)(a)		20,000	18,450
Ford Motor Co., 3.25%, 02/12/2032 (Callable 11/12/2031)		893,000	743,091
Ford Motor Credit Co. LLC, 5.63%, 10/09/2028	GBP	200,000	248,611
Foundation Building Materials, Inc., 6.00%, 03/01/2029 (Callable 02/02/2025)(a)		25,000	21,813
Full House Resorts, Inc., 8.25%, 02/15/2028 (Callable 01/18/2025)(a)		15,000	14,850

The accompanying notes are an integral part of these financial statements.

80

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Consumer, Cyclical - (Continued)
Gap, Inc., 3.88%, 10/01/2031 (Callable 10/01/2026)(a)	$25,000	$21,531
Gates Corp./DE, 6.88%, 07/01/2029 (Callable 07/01/2026)(a)	25,000	25,437
General Motors Financial Co., Inc.
6.50% to 09/30/2028 then 3 mo. LIBOR US + 3.44%, Perpetual (Callable 09/30/2028)(c)	52,000	51,610
5.70% to 09/30/2030 then 5 yr. CMT Rate + 5.00%, Perpetual (Callable 09/30/2030)	66,000	64,185
Genuine Parts Co., 4.95%, 08/15/2029 (Callable 07/15/2029)	79,000	78,294
Group 1 Automotive, Inc., 6.38%, 01/15/2030 (Callable 07/15/2026)(a)	25,000	25,031
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030 (Callable 01/15/2025)	160,000	153,200
3.63%, 02/15/2032 (Callable 08/15/2026)(a)	100,000	86,750
Hyatt Hotels Corp.
5.25%, 06/30/2029 (Callable 05/30/2029)	78,000	78,053
5.75%, 04/23/2030 (Callable 01/23/2030)	223,000	228,044
Hyundai Capital America, 5.30%, 01/08/2029 (Callable 12/08/2028)(a)	74,000	74,185
InRetail Consumer, 3.25%, 03/22/2028 (Callable 01/22/2028)	200,000	182,863
Installed Building Products, Inc., 5.75%, 02/01/2028 (Callable 01/18/2025)(a)	25,000	24,531
Interface, Inc., 5.50%, 12/01/2028 (Callable 01/18/2025)(a)	25,000	24,469
JetBlue Airways Corp. / JetBlue Loyalty LP, 9.88%, 09/20/2031 (Callable 08/27/2027)(a)	110,000	116,600
Life Time, Inc., 6.00%, 11/15/2031 (Callable 11/15/2027)(a)	40,000	39,500
Light & Wonder International, Inc.
7.00%, 05/15/2028 (Callable 01/18/2025)(a)	25,000	25,000
7.25%, 11/15/2029 (Callable 01/18/2025)(a)	25,000	25,500

	Par	Value
Lithia Motors, Inc., 4.38%, 01/15/2031 (Callable 10/15/2025)(a)	$25,000	$22,500
Lowe’s Cos., Inc., 5.63%, 04/15/2053 (Callable 10/15/2052)	25,000	23,997
M/I Homes, Inc., 3.95%, 02/15/2030 (Callable 08/15/2029)	25,000	22,375
Macy’s Retail Holdings LLC
5.88%, 04/01/2029 (Callable 02/02/2025)(a)	11,000	10,725
6.13%, 03/15/2032 (Callable 03/15/2027)(a)	25,000	23,406
Marriott International, Inc./MD, 5.30%, 05/15/2034 (Callable 02/15/2034)	73,000	72,333
Mattamy Group Corp., 4.63%, 03/01/2030 (Callable 03/01/2025)(a)	20,000	18,450
McDonald’s Corp., 5.45%, 08/14/2053 (Callable 02/14/2053)	36,000	34,476
MGM Resorts International
5.50%, 04/15/2027 (Callable 01/15/2027)	85,000	84,469
4.75%, 10/15/2028 (Callable 07/15/2028)	45,000	43,087
Michaels Cos., Inc.
5.25%, 05/01/2028 (Callable 01/13/2025)(a)	35,000	26,425
7.88%, 05/01/2029 (Callable 01/13/2025)(a)	10,000	6,050
Murphy Oil USA, Inc., 5.63%, 05/01/2027 (Callable 02/02/2025)	25,000	24,781
NCL Corp. Ltd., 5.88%, 02/15/2027 (Callable 01/13/2025)(a)	85,000	84,575
O’Reilly Automotive, Inc., 5.00%, 08/19/2034 (Callable 05/19/2034)	40,000	38,763
Raising Cane’s Restaurants LLC, 9.38%, 05/01/2029 (Callable 11/01/2025)(a)	25,000	26,813
Royal Caribbean Cruises Ltd.
4.25%, 07/01/2026 (Callable 01/01/2026)(a)	85,000	83,300
5.38%, 07/15/2027 (Callable 10/15/2026)(a)	104,000	103,350
6.25%, 03/15/2032 (Callable 03/15/2027)(a)	15,000	15,150
6.00%, 02/01/2033 (Callable 08/01/2027)(a)	245,000	244,388
Sabre GLBL, Inc.
8.63%, 06/01/2027 (Callable 03/01/2025)(a)	7,000	6,895

The accompanying notes are an integral part of these financial statements.

81

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Consumer, Cyclical - (Continued)
10.75%, 11/15/2029 (Callable 11/15/2025)(a)	$3,000	$3,082
Sally Holdings LLC / Sally Capital, Inc., 6.75%, 03/01/2032 (Callable 03/01/2027)	25,000	25,062
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 03/01/2030 (Callable 03/01/2025)(a)	40,000	38,200
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc., 6.63%, 05/01/2032 (Callable 05/01/2027)(a)	35,000	35,438
Staples, Inc., 10.75%, 09/01/2029 (Callable 09/01/2026)(a)	15,000	14,700
Station Casinos LLC, 4.50%, 02/15/2028 (Callable 02/02/2025)(a)	25,000	23,688
Tempur Sealy International, Inc., 3.88%, 10/15/2031 (Callable 10/15/2026)(a)	25,000	21,812
Travel + Leisure Co., 4.50%, 12/01/2029 (Callable 09/01/2029)(a)	170,000	158,525
United Airlines Holdings, Inc., 4.88%, 01/15/2025	25,000	24,937
United Airlines, Inc.
4.38%, 04/15/2026 (Callable 10/15/2025)(a)	85,000	83,512
4.63%, 04/15/2029 (Callable 10/15/2028)(a)	85,000	80,538
Victra Holdings LLC / Victra Finance Corp., 8.75%, 09/15/2029 (Callable 09/15/2026)(a)	25,000	26,125
Viking Cruises Ltd.
5.88%, 09/15/2027 (Callable 02/02/2025)(a)	25,000	24,813
9.13%, 07/15/2031 (Callable 07/15/2026)(a)	25,000	26,813
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 6.38%, 02/01/2030 (Callable 02/02/2025)(a)	25,000	21,722
Walgreens Boots Alliance, Inc., 8.13%, 08/15/2029 (Callable 08/15/2026)	15,000	14,794
William Carter Co., 5.63%, 03/15/2027 (Callable 02/02/2025)(a)	110,000	108,763
WMG Acquisition Corp., 3.00%, 02/15/2031 (Callable 02/15/2026)(a)(d)	305,000	266,176

		Par	Value
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 05/15/2027 (Callable 02/15/2027)(a)		$25,000	$24,688
Yum! Brands, Inc.
4.75%, 01/15/2030 (Callable 10/15/2029)(a)		307,000	293,185
3.63%, 03/15/2031 (Callable 12/15/2030)		395,000	349,081
4.63%, 01/31/2032 (Callable 10/01/2026)		175,000	161,875
			6,946,498
Consumer, Non-cyclical - 4.0%
1375209 BC Ltd., 9.00%, 01/30/2028 (Callable 01/13/2025)(a)		3,000	2,993
AbbVie, Inc., 4.70%, 05/14/2045 (Callable 11/14/2044)		76,000	66,591
Acadia Healthcare Co., Inc., 5.50%, 07/01/2028 (Callable 02/02/2025)(a)		25,000	23,875
Adani International Container Terminal Pvt Ltd., 3.00%, 02/16/2031 (Callable 08/18/2030)		166,000	137,158
Adani Ports & Special Economic Zone Ltd., 4.20%, 08/04/2027 (Callable 02/04/2027)		300,000	270,000
AdaptHealth LLC
4.63%, 08/01/2029 (Callable 02/02/2025)(a)		25,000	22,437
5.13%, 03/01/2030 (Callable 03/01/2025)(a)		20,000	18,100
AHP Health Partners, Inc., 5.75%, 07/15/2029 (Callable 02/02/2025)(a)		25,000	24,062
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
4.63%, 01/15/2027 (Callable 02/02/2025)(a)		85,000	82,875
3.50%, 03/15/2029 (Callable 02/02/2025)(a)		25,000	22,750
Allergan Funding SCS, 2.63%, 11/15/2028 (Callable 08/15/2028)	EUR	100,000	99,105
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (Callable 02/15/2027)(a)		70,000	71,313
Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.75%, 07/15/2027 (Callable 02/02/2025)(a)		20,000	20,075

The accompanying notes are an integral part of these financial statements.

82

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Consumer, Non-cyclical - (Continued)
Alta Equipment Group, Inc., 9.00%, 06/01/2029 (Callable 06/01/2026)(a)	$25,000	$23,844
Amgen, Inc., 5.75%, 03/02/2063 (Callable 09/02/2062)	76,000	72,219
APi Group DE, Inc., 4.75%, 10/15/2029 (Callable 02/02/2025)(a)	25,000	23,438
BAT Capital Corp., 4.54%, 08/15/2047 (Callable 02/15/2047)	34,000	26,694
Bausch + Lomb Corp., 8.38%, 10/01/2028 (Callable 10/01/2025)(a)	40,000	41,600
Bausch Health Cos., Inc.
6.13%, 02/01/2027 (Callable 02/02/2025)(a)	15,000	13,612
5.25%, 01/30/2030 (Callable 01/30/2025)(a)	10,000	5,425
14.00%, 10/15/2030 (Callable 10/15/2025)(a)	1,000	925
Becle SAB de CV, 2.50%, 10/14/2031 (Callable 07/14/2031)(a)	205,000	162,982
BellRing Brands, Inc., 7.00%, 03/15/2030 (Callable 03/15/2027)(a)	25,000	25,625
Bimbo Bakeries USA, Inc., 5.38%, 01/09/2036 (Callable 10/09/2035)(a)	200,000	190,857
Brink’s Co.
6.50%, 06/15/2029 (Callable 06/15/2026)(a)	20,000	20,175
6.75%, 06/15/2032 (Callable 06/15/2027)(a)	20,000	20,175
Bunge Ltd. Finance Corp., 4.65%, 09/17/2034 (Callable 06/17/2034)	49,000	46,043
Cardinal Health, Inc.
4.60%, 03/15/2043	39,000	32,605
4.50%, 11/15/2044 (Callable 05/15/2044)	5,000	4,055
Centene Corp.
4.63%, 12/15/2029 (Callable 02/02/2025)	45,000	42,300
3.38%, 02/15/2030 (Callable 02/15/2025)	230,000	204,700
3.00%, 10/15/2030 (Callable 07/15/2030)	285,000	245,100
2.50%, 03/01/2031 (Callable 12/01/2030)	269,000	221,100
CHS/Community Health Systems, Inc.
6.00%, 01/15/2029 (Callable 01/18/2025)(a)	25,000	22,375

	Par	Value
5.25%, 05/15/2030 (Callable 05/15/2025)(a)	$25,000	$20,500
Coca-Cola Co., 5.20%, 01/14/2055 (Callable 07/14/2054)	80,000	75,857
CPI CG, Inc., 10.00%, 07/15/2029 (Callable 07/15/2026)(a)	25,000	26,625
CVS Health Corp.
5.30%, 06/01/2033 (Callable 03/01/2033)	40,000	38,385
5.88%, 06/01/2053 (Callable 12/01/2052)	56,000	50,768
Darling Ingredients, Inc., 6.00%, 06/15/2030 (Callable 06/15/2025)(a)	255,000	251,175
DaVita, Inc., 4.63%, 06/01/2030 (Callable 06/01/2025)(a)	25,000	22,938
Dcli Bidco LLC, 7.75%, 11/15/2029 (Callable 11/15/2026)(a)	15,000	15,319
Elevance Health, Inc., 4.55%, 05/15/2052 (Callable 11/15/2051)	25,000	19,942
Encompass Health Corp., 4.75%, 02/01/2030 (Callable 02/02/2025)	25,000	23,656
Fiesta Purchaser, Inc., 7.88%, 03/01/2031 (Callable 03/01/2027)(a)	25,000	25,812
Garda World Security Corp.
4.63%, 02/15/2027 (Callable 02/02/2025)(a)	85,000	82,450
6.00%, 06/01/2029 (Callable 02/02/2025)(a)	35,000	33,119
Graham Holdings Co., 5.75%, 06/01/2026 (Callable 01/13/2025)(a)	25,000	24,906
HCA, Inc.
3.50%, 09/01/2030 (Callable 03/01/2030)	666,000	602,422
5.60%, 04/01/2034 (Callable 01/01/2034)	285,000	280,878
5.25%, 06/15/2049 (Callable 12/15/2048)	84,000	72,349
IQVIA, Inc., 6.25%, 02/01/2029 (Callable 01/01/2029)	46,000	47,380
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
3.63%, 01/15/2032 (Callable 01/15/2027)	160,000	140,800
5.75%, 04/01/2033 (Callable 01/01/2033)	66,000	65,737
JSW Infrastructure Ltd., 4.95%, 01/21/2029 (Callable 10/21/2028)	200,000	192,500

The accompanying notes are an integral part of these financial statements.

83

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Consumer, Non-cyclical - (Continued)
Keurig Dr Pepper, Inc., 5.20%, 03/15/2031 (Callable 01/15/2031)	$74,000	$74,542
Kraft Heinz Foods Co.
6.88%, 01/26/2039	90,000	98,891
7.13%, 08/01/2039(a)	95,000	106,278
4.38%, 06/01/2046 (Callable 12/01/2045)	290,000	234,038
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/2031 (Callable 06/30/2027)(a)	15,000	14,287
Laboratory Corp. of America Holdings, 4.55%, 04/01/2032 (Callable 02/01/2032)	82,000	78,202
LifePoint Health, Inc.
4.38%, 02/15/2027 (Callable 02/02/2025)(a)	35,000	33,425
10.00%, 06/01/2032 (Callable 06/01/2027)(a)	65,000	65,975
MARB BondCo PLC, 3.95%, 01/29/2031 (Callable 01/29/2026)(a)	200,000	166,907
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/2029 (Callable 02/02/2025)(a)	30,000	28,500
Medline Borrower LP
3.88%, 04/01/2029 (Callable 02/02/2025)(a)	25,000	23,125
5.25%, 10/01/2029 (Callable 02/02/2025)(a)	30,000	28,875
NESCO Holdings II, Inc., 5.50%, 04/15/2029 (Callable 02/02/2025)(a)	25,000	23,125
Owens & Minor, Inc., 6.63%, 04/01/2030 (Callable 04/01/2025)(a)	10,000	9,375
Performance Food Group, Inc.
4.25%, 08/01/2029 (Callable 02/02/2025)(a)	150,000	139,125
6.13%, 09/15/2032 (Callable 09/15/2027)(a)	25,000	25,000
Philip Morris International, Inc., 5.25%, 02/13/2034 (Callable 11/13/2033)	40,000	39,515
Post Holdings, Inc.
5.50%, 12/15/2029 (Callable 01/18/2025)(a)	85,000	82,131
4.63%, 04/15/2030 (Callable 04/15/2025)(a)	25,000	23,063
4.50%, 09/15/2031 (Callable 09/15/2026)(a)	5,000	4,475
6.38%, 03/01/2033 (Callable 09/01/2027)(a)	270,000	263,925

		Par	Value
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.75%, 04/15/2026(a)		$5,000	$4,981
Primo Water Holdings, Inc., 4.38%, 04/30/2029 (Callable 02/02/2025)(a)		25,000	23,188
Prumo Participacoes e Investimentos S/A, 7.50%, 12/31/2031 (Callable 02/01/2025)		143,944	142,504
Quanta Services, Inc., 2.35%, 01/15/2032 (Callable 10/15/2031)		88,000	72,503
Quest Diagnostics, Inc., 5.00%, 12/15/2034 (Callable 09/15/2034)		79,000	76,521
Radiology Partners, Inc., 7.78% (includes 3.50% PIK), 01/31/2029 (Callable 02/02/2025)(a)		25,438	25,056
Rede D’or Finance Sarl, 4.95%, 01/17/2028 (Callable 10/17/2027)(a)		200,000	190,500
Royalty Pharma PLC, 5.15%, 09/02/2029 (Callable 08/02/2029)		36,000	35,741
Rutas 2 & 7 Finance Ltd., 0.00%, 09/30/2036(b)		320,000	224,000
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/2029 (Callable 02/02/2025)(a)		25,000	22,969
Sotera Health Holdings LLC, 7.38%, 06/01/2031 (Callable 06/01/2027)(a)		40,000	40,400
Star Parent, Inc., 9.00%, 10/01/2030 (Callable 10/01/2026)(a)		25,000	25,813
Teleflex, Inc., 4.25%, 06/01/2028 (Callable 02/02/2025)(a)		25,000	23,625
Tenet Healthcare Corp.
6.13%, 10/01/2028 (Callable 02/02/2025)		25,000	24,906
6.13%, 06/15/2030 (Callable 06/15/2025)		35,000	34,694
The Campbell’s Co., 5.40%, 03/21/2034 (Callable 12/21/2033)		36,000	35,845
Thermo Fisher Scientific, Inc., 0.50%, 03/01/2028 (Callable 12/01/2027)	EUR	100,000	96,467

The accompanying notes are an integral part of these financial statements.

84

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Consumer, Non-cyclical - (Continued)
Triton Container International Ltd. / TAL International Container Corp., 3.25%, 03/15/2032 (Callable 12/15/2031)	$85,000	$72,130
United Natural Foods, Inc., 6.75%, 10/15/2028 (Callable 02/02/2025)(a)	95,000	93,337
United Rentals North America, Inc.
4.00%, 07/15/2030 (Callable 07/15/2025)	110,000	99,962
3.88%, 02/15/2031 (Callable 08/15/2025)	230,000	204,987
3.75%, 01/15/2032 (Callable 07/15/2026)	25,000	21,844
UnitedHealth Group, Inc.
5.05%, 04/15/2053 (Callable 10/15/2052)	60,000	53,107
4.95%, 05/15/2062 (Callable 11/15/2061)	30,000	25,534
Universal Health Services, Inc., 4.63%, 10/15/2029 (Callable 09/15/2029)	77,000	74,166
US Foods, Inc., 5.75%, 04/15/2033 (Callable 10/15/2027)(a)	40,000	38,800
Verisk Analytics, Inc., 5.25%, 06/05/2034 (Callable 03/05/2034)	37,000	36,543
Veritiv Operating Co., 10.50%, 11/30/2030 (Callable 11/30/2026)(a)	15,000	16,150
VT Topco, Inc., 8.50%, 08/15/2030 (Callable 08/15/2026)(a)	20,000	21,100
Wand NewCo 3, Inc., 7.63%, 01/30/2032 (Callable 01/30/2027)(a)	20,000	20,500
Williams Scotsman, Inc., 4.63%, 08/15/2028 (Callable 02/02/2025)(a)	25,000	23,781
Zimmer Biomet Holdings, Inc., 5.20%, 09/15/2034 (Callable 06/15/2034)	79,000	77,441
		7,962,575
Energy - 4.9%
Aethon United BR LP / Aethon United Finance Corp., 7.50%, 10/01/2029 (Callable 10/01/2026)(a)	30,000	30,600
AI Candelaria Spain SA, 7.50%, 12/15/2028 (Callable 09/15/2028)	177,083	173,984

		Par	Value
Aker BP ASA, 5.13%, 10/01/2034 (Callable 07/01/2034)(a)		$150,000	$140,835
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 03/01/2027 (Callable 01/18/2025)(a)		110,000	109,313
Archrock Partners LP / Archrock Partners Finance Corp.
6.25%, 04/01/2028 (Callable 02/02/2025)(a)		25,000	24,781
6.63%, 09/01/2032 (Callable 09/01/2027)(a)		30,000	29,925
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.88%, 06/30/2029 (Callable 02/02/2025)(a)		25,000	24,312
Baytex Energy Corp., 8.50%, 04/30/2030 (Callable 04/30/2026)(a)		25,000	25,500
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.25%, 07/15/2032 (Callable 07/15/2027)(a)		15,000	15,375
Buckeye Partners LP, 6.88%, 07/01/2029 (Callable 07/01/2026)(a)		35,000	35,394
Canacol Energy Ltd., 5.75%, 11/24/2028 (Callable 02/01/2025)		200,000	112,250
Cenovus Energy, Inc.
3.50%, 02/07/2028 (Callable 12/07/2027)	CAD	100,000	69,072
6.75%, 11/15/2039		434,000	461,829
5.40%, 06/15/2047 (Callable 12/15/2046)		107,000	95,129
Cheniere Energy Partners LP, 4.00%, 03/01/2031 (Callable 03/01/2026)		454,000	419,595
Cheniere Energy, Inc., 4.63%, 10/15/2028 (Callable 01/13/2025)		80,000	78,308
Chord Energy Corp., 6.38%, 06/01/2026 (Callable 02/02/2025)(a)		25,000	24,875
Civitas Resources, Inc.
8.38%, 07/01/2028 (Callable 07/01/2025)(a)		15,000	15,563
8.75%, 07/01/2031 (Callable 07/01/2026)(a)		190,000	197,838
CNX Resources Corp., 6.00%, 01/15/2029 (Callable 02/02/2025)(a)		20,000	19,600
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/2033 (Callable 08/15/2033)(a)		145,000	148,746

The accompanying notes are an integral part of these financial statements.

85

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Energy - (Continued)
Continental Resources, Inc./OK
5.75%, 01/15/2031 (Callable 07/15/2030)(a)	$227,000	$224,823
2.88%, 04/01/2032 (Callable 01/01/2032)(a)	376,000	307,380
Cosan Overseas Ltd., 8.25%, Perpetual (Callable 02/05/2025)	200,000	200,000
Crescent Energy Finance LLC, 7.63%, 04/01/2032 (Callable 04/01/2027)(a)	20,000	19,875
Delek Logistics Partners LP / Delek Logistics Finance Corp., 8.63%, 03/15/2029 (Callable 03/15/2026)(a)	25,000	25,781
Devon Energy Corp.
5.25%, 10/15/2027 (Callable 01/13/2025)	17,000	17,000
5.75%, 09/15/2054 (Callable 03/15/2054)	42,000	38,119
DT Midstream, Inc., 4.13%, 06/15/2029 (Callable 02/02/2025)(a)	45,000	41,963
Ecopetrol SA
4.63%, 11/02/2031 (Callable 08/02/2031)	50,000	41,250
5.88%, 11/02/2051 (Callable 05/02/2051)	300,000	199,875
Enbridge, Inc.
7.20% to 06/27/2034 then 5 yr. CMT Rate + 2.97%, 06/27/2054 (Callable 03/27/2034)	140,000	143,850
8.50% to 01/15/2034 then 5 yr. CMT Rate + 4.43%, 01/15/2084 (Callable 10/15/2033)	210,000	232,394
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/2028 (Callable 02/02/2025)(a)	25,000	25,469
Enerflex Ltd., 9.00%, 10/15/2027 (Callable 02/02/2025)(a)	23,000	23,862
Energy Transfer LP
7.13% to 05/15/2030 then 5 yr. CMT Rate + 5.31%, Perpetual (Callable 05/15/2030)	380,000	384,294
5.95%, 05/15/2054 (Callable 11/15/2053)	40,000	38,406
8.00% to 05/15/2029 then 5 yr. CMT Rate + 4.02%, 05/15/2054 (Callable 02/15/2029)	185,000	193,666

	Par	Value
7.13% to 10/01/2029 then 5 yr. CMT Rate + 2.83%, 10/01/2054 (Callable 07/01/2029)	$40,000	$40,550
EnLink Midstream LLC
5.38%, 06/01/2029 (Callable 03/01/2029)	63,000	62,940
5.65%, 09/01/2034 (Callable 06/01/2034)	74,000	73,794
EQT Corp.
3.63%, 05/15/2031 (Callable 05/15/2030)(a)	350,000	308,765
5.75%, 02/01/2034 (Callable 11/01/2033)	80,000	79,342
Expand Energy Corp.
5.70%, 01/23/2025	88,000	87,989
5.38%, 02/01/2029 (Callable 01/18/2025)	25,000	24,608
6.75%, 04/15/2029 (Callable 02/02/2025)(a)	22,000	22,215
Fermaca Enterprises S de RL de CV, 6.38%, 03/30/2038 (Callable 09/30/2037)	179,357	173,322
Global Partners LP / GLP Finance Corp., 8.25%, 01/15/2032 (Callable 01/15/2027)(a)	25,000	25,688
GNL Quintero SA, 4.63%, 07/31/2029	117,680	115,577
Guara Norte Sarl, 5.20%, 06/15/2034	159,730	146,264
Gulfport Energy Operating Corp., 6.75%, 09/01/2029 (Callable 09/01/2026)(a)	30,000	30,188
Harvest Midstream I LP, 7.50%, 05/15/2032 (Callable 05/15/2027)(a)	30,000	30,450
Hess Midstream Operations LP
5.63%, 02/15/2026 (Callable 02/02/2025)(a)	60,000	59,775
5.50%, 10/15/2030 (Callable 10/15/2025)(a)	40,000	38,600
Hilcorp Energy I LP / Hilcorp Finance Co.
5.75%, 02/01/2029 (Callable 02/02/2025)(a)	25,000	23,750
7.25%, 02/15/2035 (Callable 02/15/2030)(a)	15,000	14,062
Kinder Morgan Energy Partners LP, 6.95%, 01/15/2038	68,000	73,529
Kinetik Holdings LP, 5.88%, 06/15/2030 (Callable 06/15/2025)(a)	63,000	61,819
Kodiak Gas Services LLC, 7.25%, 02/15/2029 (Callable 02/15/2026)(a)	55,000	56,031

The accompanying notes are an integral part of these financial statements.

86

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Energy - (Continued)
Matador Resources Co.
6.88%, 04/15/2028 (Callable 04/15/2025)(a)	$25,000	$25,312
6.50%, 04/15/2032 (Callable 04/15/2027)(a)	20,000	19,750
MC Brazil Downstream Trading SARL, 7.25%, 06/30/2031(a)	184,129	153,748
Medco Laurel Tree Pte Ltd., 6.95%, 11/12/2028 (Callable 11/12/2025)	200,000	199,250
Moss Creek Resources Holdings, Inc., 8.25%, 09/01/2031 (Callable 09/01/2027)(a)	20,000	19,550
MPLX LP, 5.50%, 06/01/2034 (Callable 03/01/2034)	40,000	39,344
Nabors Industries, Inc., 9.13%, 01/31/2030 (Callable 05/31/2026)(a)	10,000	10,125
NGL Energy Operating LLC / NGL Energy Finance Corp., 8.13%, 02/15/2029 (Callable 02/15/2026)(a)	25,000	25,250
Occidental Petroleum Corp.
6.63%, 09/01/2030 (Callable 03/01/2030)	245,000	256,025
6.13%, 01/01/2031 (Callable 07/01/2030)	165,000	168,630
7.50%, 05/01/2031	70,000	76,388
5.38%, 01/01/2032 (Callable 11/01/2031)	18,000	17,610
6.45%, 09/15/2036	30,000	30,637
ONEOK, Inc., 6.63%, 09/01/2053 (Callable 03/01/2053)	35,000	36,836
Ovintiv, Inc.
6.50%, 08/15/2034	190,000	196,361
6.50%, 02/01/2038	115,000	116,247
Permian Resources Operating LLC
5.38%, 01/15/2026 (Callable 02/02/2025)(a)	85,000	84,150
5.88%, 07/01/2029 (Callable 02/02/2025)(a)	25,000	24,469
7.00%, 01/15/2032 (Callable 01/15/2027)(a)	15,000	15,188
6.25%, 02/01/2033 (Callable 08/01/2027)(a)	38,000	37,382
Pertamina Persero PT, 1.40%, 02/09/2026 (Callable 01/09/2026)	200,000	191,754
Petroleos Mexicanos, 6.75%, 09/21/2047	200,000	137,000

	Par	Value
Petrorio Luxembourg Holding Sarl, 6.13%, 06/09/2026 (Callable 02/02/2025)(a)	$100,000	$99,117
QatarEnergy, 2.25%, 07/12/2031 (Callable 04/12/2031)(a)	235,000	197,788
Sitio Royalties Operating Partnership LP / Sitio Finance Corp., 7.88%, 11/01/2028 (Callable 11/01/2025)(a)	15,000	15,375
SM Energy Co., 7.00%, 08/01/2032 (Callable 08/01/2027)(a)	30,000	29,475
South Bow Canadian Infrastructure Holdings Ltd., 7.50% to 03/01/2035 then 5 yr. CMT Rate + 3.67%, 03/01/2055 (Callable 12/01/2034)(a)	112,000	115,360
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/2027 (Callable 08/01/2027)(a)	15,000	14,950
Sunoco LP / Sunoco Finance Corp.
6.00%, 04/15/2027 (Callable 02/02/2025)	35,000	34,869
4.50%, 05/15/2029 (Callable 01/18/2025)	25,000	23,437
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.38%, 02/15/2029 (Callable 02/15/2026)(a)	15,000	15,038
Talos Production, Inc., 9.00%, 02/01/2029 (Callable 02/01/2026)(a)	25,000	25,531
Targa Resources Corp., 5.50%, 02/15/2035 (Callable 11/15/2034)	17,000	16,778
TransCanada PipeLines Ltd., 4.10%, 04/15/2030 (Callable 01/15/2030)	310,000	294,077
Transcanada Trust, 5.60% to 03/07/2032 then 5 yr. CMT Rate + 3.99%, 03/07/2082 (Callable 12/07/2031)	140,000	132,300
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/2030 (Callable 02/15/2030)	30,000	27,384
Transocean Poseidon Ltd., 6.88%, 02/01/2027 (Callable 02/02/2025)(a)	27,000	26,932
Transocean, Inc., 8.00%, 02/01/2027 (Callable 01/13/2025)(a)	13,000	12,967

The accompanying notes are an integral part of these financial statements.

87

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Energy - (Continued)
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/2028 (Callable 08/01/2028)	$200,000	$194,851
Var Energi ASA, 7.50%, 01/15/2028 (Callable 12/15/2027)(a)	200,000	211,168
Venture Global LNG, Inc.
8.13%, 06/01/2028 (Callable 06/01/2025)(a)	35,000	36,313
9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual (Callable 09/30/2029)(a)	155,000	161,781
8.38%, 06/01/2031 (Callable 06/01/2026)(a)	10,000	10,413
9.88%, 02/01/2032 (Callable 02/01/2027)(a)	10,000	10,950
Vital Energy, Inc., 7.88%, 04/15/2032 (Callable 04/15/2027)(a)	10,000	9,600
Weatherford International Ltd., 8.63%, 04/30/2030 (Callable 02/02/2025)(a)	10,000	10,275
Western Midstream Operating LP, 4.05%, 02/01/2030 (Callable 11/01/2029)	100,000	93,675
Williams Cos., Inc.
3.50%, 11/15/2030 (Callable 08/15/2030)	30,000	27,621
5.15%, 03/15/2034 (Callable 12/15/2033)	48,000	46,859
		9,735,979
Financial - 6.6%
Acrisure LLC / Acrisure Finance, Inc., 7.50%, 11/06/2030 (Callable 05/15/2026)(a)	20,000	20,575
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 6.95% to 03/10/2030 then 5 yr. CMT Rate + 2.72%, 03/10/2055 (Callable 12/10/2029)	300,000	308,304
Agree LP, 5.63%, 06/15/2034 (Callable 03/15/2034)	55,000	55,168
Air Lease Corp., 4.13% to 12/15/2026 then 5 yr. CMT Rate + 3.15%, Perpetual (Callable 12/15/2026)	130,000	122,363
Alexandria Real Estate Equities, Inc., 3.00%, 05/18/2051 (Callable 11/18/2050)	121,000	74,320

		Par	Value
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.75%, 10/15/2027 (Callable 02/02/2025)(a)		$25,000	$24,750
6.50%, 10/01/2031 (Callable 10/01/2027)(a)		15,000	14,775
Ally Financial, Inc., 6.70%, 02/14/2033 (Callable 11/16/2032)		25,000	25,174
American Homes 4 Rent LP, 5.50%, 02/01/2034 (Callable 11/01/2033)		60,000	59,712
American National Group, Inc., 5.75%, 10/01/2029 (Callable 09/01/2029)		32,000	32,071
American Tower Corp.
4.63%, 05/16/2031 (Callable 02/16/2031)	EUR	100,000	110,760
5.55%, 07/15/2033 (Callable 04/15/2033)		75,000	75,681
AmWINS Group, Inc., 4.88%, 06/30/2029 (Callable 02/02/2025)(a)		20,000	18,750
Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp., 7.00%, 04/15/2030 (Callable 04/15/2025)(a)(d)		15,000	13,219
APH Somerset Investor 2 LLC / APH2 Somerset Investor 2 LLC / APH3 Somerset Inves, 7.88%, 11/01/2029 (Callable 11/01/2026)(a)		10,000	10,100
Apollo Debt Solutions BDC, 6.70%, 07/29/2031 (Callable 05/29/2031)(a)		19,000	19,436
Apollo Global Management, Inc., 6.00% to 12/15/2034 then 5 yr. CMT Rate + 2.17%, 12/15/2054 (Callable 09/15/2034)		28,000	27,699
Ares Capital Corp., 5.95%, 07/15/2029 (Callable 06/15/2029)		20,000	20,153
Ares Strategic Income Fund, 5.70%, 03/15/2028 (Callable 02/15/2028)(a)		13,000	12,973
Aretec Group, Inc., 7.50%, 04/01/2029 (Callable 02/02/2025)(a)		25,000	24,813
Arthur J Gallagher & Co.
4.85%, 12/15/2029 (Callable 11/15/2029)		22,000	21,888
5.15%, 02/15/2035 (Callable 11/15/2034)		47,000	45,834
Athene Global Funding, 4.72%, 10/08/2029(a)		93,000	90,382

The accompanying notes are an integral part of these financial statements.

88

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financial - (Continued)
Athene Holding Ltd., 6.63% to 10/15/2034 then 5 yr. CMT Rate + 2.61%, 10/15/2054 (Callable 07/15/2034)	$79,000	$78,733
Aviation Capital Group LLC, 5.38%, 07/15/2029 (Callable 06/15/2029)(a)	59,000	59,062
Avolon Holdings Funding Ltd., 5.75%, 03/01/2029 (Callable 02/01/2029)(a)	125,000	126,483
Azorra Finance Ltd., 7.75%, 04/15/2030 (Callable 10/15/2026)(a)	15,000	14,831
Banco de Credito del Peru SA
3.13% to 07/01/2025 then 5 yr. CMT Rate + 3.00%, 07/01/2030 (Callable 07/01/2025)	190,000	186,253
3.25% to 09/30/2026 then 5 yr. CMT Rate + 2.45%, 09/30/2031 (Callable 09/30/2026)	90,000	84,673
Banco do Estado do Rio Grande do Sul SA, 5.38% to 01/28/2026 then 5 yr. CMT Rate + 4.93%, 01/28/2031 (Callable 01/28/2026)	200,000	195,818
Banco Industrial SA/Guatemala, 4.88% to 01/29/2026 then 5 yr. CMT Rate + 4.44%, 01/29/2031 (Callable 01/29/2026)	300,000	291,750
Banco Internacional del Peru SAA Interbank, 4.00% to 07/08/2025 then 5 yr. CMT Rate + 3.71%, 07/08/2030 (Callable 07/08/2025)	200,000	196,424
Banco Mercantil del Norte SA/Grand Cayman, 8.38% to 05/20/2031 then 5 yr. CMT Rate + 4.07%, Perpetual (Callable 05/20/2031)(a)	200,000	198,750
Bancolombia SA, 8.63% to 12/24/2029 then 5 yr. CMT Rate + 4.32%, 12/24/2034 (Callable 06/24/2029)	200,000	209,000
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/2026	200,000	195,500
Bank of America Corp.
3.38% to 04/02/2025 then SOFR + 1.33%, 04/02/2026 (Callable 04/02/2025)	250,000	248,956

		Par	Value
2.65% to 03/11/2031 then SOFR + 1.22%, 03/11/2032 (Callable 03/11/2031)		$2,000	$1,722
2.69% to 04/22/2031 then SOFR + 1.32%, 04/22/2032 (Callable 04/22/2031)		10,000	8,550
2.30% to 07/21/2031 then SOFR + 1.22%, 07/21/2032 (Callable 07/21/2031)		2,000	1,669
4.57% to 04/27/2032 then SOFR + 1.83%, 04/27/2033 (Callable 04/27/2032)		5,000	4,730
5.47% to 01/23/2034 then SOFR + 1.65%, 01/23/2035 (Callable 01/23/2034)		28,000	28,182
5.52% to 10/25/2034 then SOFR + 1.74%, 10/25/2035 (Callable 10/25/2034)		40,000	38,954
2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036 (Callable 09/21/2031)		142,000	115,759
Bank of Montreal
3.80% to 12/15/2027 then 5 yr. Swap Rate USD + 1.43%, 12/15/2032 (Callable 12/15/2027)		81,000	77,438
7.33% to 11/26/2027 then Government of Canada 5 Year Bond Yield + 4.10%, 11/26/2082 (Callable 11/26/2027)	CAD	270,000	198,162
Bank of New York Mellon Corp., 5.06% to 07/22/2031 then SOFR + 1.23%, 07/22/2032 (Callable 07/22/2031)		71,000	70,864
Bank of Nova Scotia, 8.63% to 10/27/2027 then 5 yr. CMT Rate + 4.39%, 10/27/2082 (Callable 10/27/2027)		200,000	210,821
Berkshire Hathaway Finance Corp., 2.38%, 06/19/2039 (Callable 03/19/2039)	GBP	120,000	103,893
Blackstone Private Credit Fund, 6.00%, 11/22/2034 (Callable 08/22/2034)(a)		46,000	44,782
BNG Bank NV, 3.30%, 07/17/2028	AUD	305,000	182,601
Boston Properties LP, 2.75%, 10/01/2026 (Callable 07/01/2026)		28,000	26,943
BroadStreet Partners, Inc., 5.88%, 04/15/2029 (Callable 02/02/2025)(a)		25,000	24,187
Brown & Brown, Inc., 2.38%, 03/15/2031 (Callable 12/15/2030)		88,000	74,025

The accompanying notes are an integral part of these financial statements.

89

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Financial - (Continued)
Citigroup, Inc.
3.06% to 01/25/2032 then SOFR + 1.35%, 01/25/2033 (Callable 01/25/2032)		$90,000	$77,359
5.41% to 09/19/2034 then 5 yr. CMT Rate + 1.73%, 09/19/2039 (Callable 09/19/2034)		40,000	37,959
Crown Castle, Inc., 3.65%, 09/01/2027 (Callable 06/01/2027)		70,000	67,881
Danske Bank AS, 6.47% (1 yr. CMT Rate + 2.10%), 01/09/2026 (Callable 02/02/2025)(a)		200,000	199,941
Equinix, Inc.
3.90%, 04/15/2032 (Callable 01/15/2032)		40,000	36,789
2.95%, 09/15/2051 (Callable 03/15/2051)		69,000	42,323
F&G Annuities & Life, Inc., 6.25%, 10/04/2034 (Callable 07/04/2034)		21,000	20,432
Five Star Bancorp, 6.00% to 09/01/2027 then SOFR + 3.29%, 09/01/2032 (Callable 08/18/2027)(a)		50,000	45,034
Freedom Mortgage Corp.
7.63%, 05/01/2026 (Callable 01/18/2025)(a)		85,000	85,213
6.63%, 01/15/2027 (Callable 02/02/2025)(a)		25,000	24,938
GGAM Finance Ltd., 6.88%, 04/15/2029 (Callable 04/15/2026)(a)		30,000	30,337
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/2027 (Callable 03/01/2026)(a)		65,000	66,300
Goldman Sachs Group, Inc.
5.32% (SOFR + 0.82%), 09/10/2027 (Callable 09/10/2026)		125,000	125,022
0.25%, 01/26/2028 (Callable 10/26/2027)	EUR	75,000	72,000
2.00%, 11/01/2028	EUR	63,000	63,046
5.02% to 10/23/2034 then SOFR + 1.42%, 10/23/2035 (Callable 10/23/2034)		1,000	964
Host Hotels & Resorts LP
3.38%, 12/15/2029 (Callable 09/15/2029)		85,000	77,755
3.50%, 09/15/2030 (Callable 06/15/2030)		148,000	133,979

	Par	Value
5.70%, 07/01/2034 (Callable 04/01/2034)	$77,000	$76,793
HUB International Ltd., 7.25%, 06/15/2030 (Callable 06/15/2026)(a)	15,000	15,375
Huntington Bancshares, Inc./OH, 5.27% to 01/15/2030 then SOFR + 1.28%, 01/15/2031 (Callable 01/15/2030)	22,000	22,061
Independent Bank Group, Inc., 8.38% to 08/15/2029 then 3 mo. Term SOFR + 4.61%, 08/15/2034 (Callable 08/15/2029)	70,000	71,334
InRetail Shopping Malls, 5.75%, 04/03/2028 (Callable 01/12/2025)	250,000	246,875
Intercorp Financial Services, Inc., 4.13%, 10/19/2027 (Callable 07/19/2027)	200,000	190,250
Iron Mountain, Inc.
7.00%, 02/15/2029 (Callable 08/15/2025)(a)	45,000	45,900
6.25%, 01/15/2033 (Callable 12/06/2027)(a)	5,000	4,975
JPMorgan Chase & Co.
2.08% to 04/22/2025 then SOFR + 1.85%, 04/22/2026 (Callable 04/22/2025)	500,000	495,607
4.85% to 07/25/2027 then SOFR + 1.99%, 07/25/2028 (Callable 07/25/2027)	36,000	35,997
4.45% to 12/05/2028 then 3 mo. Term SOFR + 1.59%, 12/05/2029 (Callable 12/05/2028)	11,000	10,756
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.25%, 02/01/2027 (Callable 02/02/2025)(a)	85,000	81,813
4.75%, 06/15/2029 (Callable 02/02/2025)(a)	25,000	23,531
M&T Bank Corp., 6.08% to 03/13/2031 then SOFR + 2.26%, 03/13/2032 (Callable 03/13/2031)	37,000	37,878
Macquarie Airfinance Holdings Ltd.
5.15%, 03/17/2030 (Callable 02/17/2030)(a)	40,000	39,053
6.50%, 03/26/2031 (Callable 01/26/2031)(a)	4,000	4,121
Markel Group, Inc., 6.00%, 05/16/2054 (Callable 11/16/2053)	15,000	14,835

The accompanying notes are an integral part of these financial statements.

90

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financial - (Continued)
Morgan Stanley
2.19% to 04/28/2025 then SOFR + 1.99%, 04/28/2026 (Callable 04/28/2025)	$611,000	$605,639
0.99% to 12/10/2025 then SOFR + 0.72%, 12/10/2026 (Callable 12/10/2025)	499,000	481,508
5.42% to 07/21/2033 then SOFR + 1.88%, 07/21/2034 (Callable 07/21/2033)	3,000	2,967
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 03/15/2031 (Callable 03/15/2026)	25,000	15,750
Nationstar Mortgage Holdings, Inc.
5.00%, 02/01/2026 (Callable 02/02/2025)(a)	85,000	84,044
5.13%, 12/15/2030 (Callable 12/15/2025)(a)	25,000	23,281
5.75%, 11/15/2031 (Callable 11/15/2026)(a)	40,000	38,200
Omega Healthcare Investors, Inc., 4.75%, 01/15/2028 (Callable 10/15/2027)	40,000	39,381
OneMain Finance Corp.
3.50%, 01/15/2027 (Callable 02/02/2025)	85,000	80,962
6.63%, 01/15/2028 (Callable 07/15/2027)	25,000	25,344
7.50%, 05/15/2031 (Callable 05/15/2027)	35,000	35,962
Ontario Teachers’ Finance Trust, 2.00%, 04/16/2031(a)	250,000	210,928
Oversea-Chinese Banking Corp. Ltd., 1.83% to 09/10/2025 then 5 yr. CMT Rate + 1.58%, 09/10/2030 (Callable 09/10/2025)	200,000	195,236
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (Callable 06/01/2027)(a)	50,000	50,375
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 7.00%, 02/01/2030 (Callable 08/01/2026)(a)	75,000	75,750
PennyMac Financial Services, Inc., 7.88%, 12/15/2029 (Callable 12/15/2026)(a)	20,000	20,950
Popular, Inc., 7.25%, 03/13/2028 (Callable 02/13/2028)	160,000	165,273
PRA Group, Inc., 5.00%, 10/01/2029 (Callable 02/02/2025)(a)	25,000	22,812

		Par	Value
Provident Financial Services, Inc., 9.00% to 05/15/2029 then 3 mo. Term SOFR + 4.77%, 05/15/2034 (Callable 05/15/2029)		$110,000	$112,665
RHP Hotel Properties LP / RHP Finance Corp., 7.25%, 07/15/2028 (Callable 07/15/2025)(a)		25,000	25,625
RLJ Lodging Trust LP, 3.75%, 07/01/2026 (Callable 02/02/2025)(a)		85,000	82,662
Royal Bank of Canada
4.20% to 02/24/2027 then Government of Canada 5 Year Bond Yield + 2.71%, Perpetual (Callable 02/24/2027)	CAD	200,000	125,090
7.50% to 05/02/2029 then 5 yr. CMT Rate + 2.89%, 05/02/2084 (Callable 05/02/2029)		315,000	324,717
6.35% to 11/24/2034 then 5 yr. CMT Rate + 2.26%, 11/24/2084 (Callable 11/24/2034)		200,000	190,750
SBA Communications Corp.
3.88%, 02/15/2027 (Callable 01/13/2025)		405,000	387,788
3.13%, 02/01/2029 (Callable 02/02/2025)		220,000	198,580
Sun Communities Operating LP, 2.70%, 07/15/2031 (Callable 04/15/2031)		43,000	36,223
Toronto-Dominion Bank
2.67%, 09/09/2025	CAD	264,000	182,652
8.13% to 10/31/2027 then 5 yr. CMT Rate + 4.08%, 10/31/2082 (Callable 10/31/2027)		205,000	212,634
Truist Financial Corp., 5.15% to 08/05/2031 then SOFR + 1.57%, 08/05/2032 (Callable 08/05/2031)		79,000	77,895
United Overseas Bank Ltd., 1.75% to 03/16/2026 then 5 yr. CMT Rate + 1.52%, 03/16/2031 (Callable 03/16/2026)		200,000	191,868
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (Callable 02/02/2025)(a)		85,000	84,469
5.75%, 06/15/2027 (Callable 02/02/2025)(a)		25,000	24,625
US Bancorp, 3.70% to 01/15/2027 then 5 yr. CMT Rate + 2.54%, Perpetual (Callable 01/15/2027)		155,000	146,281

The accompanying notes are an integral part of these financial statements.

91

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Financial - (Continued)
VFH Parent LLC / Valor Co.-Issuer, Inc., 7.50%, 06/15/2031 (Callable 06/15/2027)(a)		$25,000	$25,625
VICI Properties LP, 5.13%, 05/15/2032 (Callable 02/15/2032)		175,000	170,525
VICI Properties LP / VICI Note Co., Inc.
4.63%, 12/01/2029 (Callable 01/13/2025)(a)		186,000	178,259
4.13%, 08/15/2030 (Callable 02/15/2025)(a)		165,000	152,945
Webster Financial Corp., 3.88% to 11/01/2025 then 3 mo. Term SOFR + 3.69%, 11/01/2030 (Callable 11/01/2025)		125,000	121,129
Wells Fargo & Co.
4.54% (SOFR + 1.56%), 08/15/2026 (Callable 08/15/2025)		519,000	517,267
4.81% to 07/25/2027 then SOFR + 1.98%, 07/25/2028 (Callable 07/25/2027)		28,000	27,901
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029 (Callable 07/25/2028)		84,000	85,257
6.85% to 09/15/2029 then 5 yr. CMT Rate + 2.77%, Perpetual (Callable 09/15/2029)		37,000	38,110
Westpac Banking Corp., 5.62% to 11/20/2034 then 1 yr. CMT Rate + 1.20%, 11/20/2035 (Callable 11/20/2034)		39,000	38,215
Willis North America, Inc., 4.50%, 09/15/2028 (Callable 06/15/2028)		27,000	26,537
			13,113,497
Government - 2.0%
Asian Development Bank
3.00%, 10/14/2026	AUD	35,000	21,235
3.63%, 01/22/2029	NOK	1,000,000	85,662
Asian Infrastructure Investment Bank
0.20%, 12/15/2025	GBP	125,000	149,902
7.00%, 03/01/2029	INR	14,400,000	166,825
European Bank for Reconstruction & Development
20.00%, 03/19/2025		200,000	219,300
5.00%, 01/15/2026	INR	10,900,000	124,753
6.30%, 10/26/2027	INR	11,300,000	128,715

		Par	Value
European Investment Bank
1.25%, 02/17/2027	NOK	$600,000	$49,666
0.25%, 01/20/2032	EUR	230,000	202,912
Indonesia Government International Bond, 1.10%, 03/12/2033	EUR	100,000	84,422
Inter-American Development Bank
2.75%, 10/30/2025	AUD	115,000	70,277
2.70%, 01/29/2026	AUD	135,000	82,190
7.00%, 01/25/2029	INR	11,000,000	127,479
International Bank for Reconstruction & Development
1.90%, 01/16/2025	CAD	130,000	90,381
1.25%, 03/16/2026	NOK	620,000	52,477
1.20%, 08/08/2034	EUR	260,000	232,316
International Development Association, 1.75%, 02/17/2027	NOK	540,000	44,941
International Finance Corp., 0.38%, 09/10/2025	NZD	250,000	136,621
Kommunalbanken AS, 4.25%, 07/16/2025	AUD	184,000	113,747
New Zealand Government Bond
2.75%, 04/15/2025	NZD	585,000	326,083
3.50%, 04/14/2033	NZD	375,000	197,485
New Zealand Local Government Funding Agency Bond
2.75%, 04/15/2025	NZD	250,000	139,280
4.70%, 08/01/2028	AUD	155,000	96,792
Perusahaan Penerbit SBSN Indonesia III, 4.15%, 03/29/2027(a)		200,000	196,258
Philippine Government International Bond
0.88%, 05/17/2027	EUR	285,000	278,552
6.25%, 01/14/2036	PHP	5,000,000	84,724
Province of Alberta Canada, 0.63%, 04/18/2025	EUR	100,000	102,915
Province of Ontario Canada, 3.10%, 01/31/2034	EUR	100,000	104,444
Province of Quebec Canada, 0.20%, 04/07/2025	EUR	100,000	102,872
Treasury Corp. of Victoria, 4.25%, 12/20/2032	AUD	255,000	151,116
			3,964,342
Industrial - 2.5%
AAR Escrow Issuer LLC, 6.75%, 03/15/2029 (Callable 03/15/2026)(a)		45,000	45,563
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030 (Callable 07/15/2025)(a)		35,000	35,000

The accompanying notes are an integral part of these financial statements.

92

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Industrial - (Continued)
AGCO Corp., 5.80%, 03/21/2034 (Callable 12/21/2033)		$76,000	$76,430
Airbus SE, 1.63%, 06/09/2030 (Callable 03/09/2030)	EUR	100,000	96,870
Amphenol Corp., 5.38%, 11/15/2054 (Callable 05/15/2054)		36,000	34,444
Arcosa, Inc., 6.88%, 08/15/2032 (Callable 08/15/2027)(a)		25,000	25,187
Arrow Electronics, Inc., 5.88%, 04/10/2034 (Callable 01/10/2034)		40,000	40,113
Ball Corp.
6.88%, 03/15/2028 (Callable 01/18/2025)		205,000	209,356
2.88%, 08/15/2030 (Callable 05/15/2030)		380,000	324,425
Berry Global, Inc., 5.63%, 07/15/2027 (Callable 02/02/2025)(a)		95,000	94,525
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/2034(b)		237,536	182,606
Boeing Co.
5.15%, 05/01/2030 (Callable 02/01/2030)		430,000	423,165
5.81%, 05/01/2050 (Callable 11/01/2049)		145,000	133,430
Bombardier, Inc.
7.88%, 04/15/2027 (Callable 02/02/2025)(a)		42,000	42,025
7.50%, 02/01/2029 (Callable 02/01/2026)(a)		15,000	15,600
8.75%, 11/15/2030 (Callable 11/15/2026)(a)		25,000	26,906
7.25%, 07/01/2031 (Callable 07/01/2027)(a)		5,000	5,138
7.00%, 06/01/2032 (Callable 06/01/2027)(a)		5,000	5,081
Brand Industrial Services, Inc., 10.38%, 08/01/2030 (Callable 08/01/2026)(a)		20,000	20,325
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 02/01/2026 (Callable 02/02/2025)(a)		110,000	109,588
Builders FirstSource, Inc., 6.38%, 03/01/2034 (Callable 03/01/2029)(a)		35,000	34,431
Burlington Northern Santa Fe LLC, 5.50%, 03/15/2055 (Callable 09/15/2054)		38,000	37,210

		Par	Value
Cascades, Inc./Cascades USA, Inc., 5.38%, 01/15/2028 (Callable 02/02/2025)(a)		$25,000	$24,250
Cellnex Finance Co. SA, 2.00%, 09/15/2032 (Callable 06/15/2032)	EUR	100,000	93,383
Chart Industries, Inc., 7.50%, 01/01/2030 (Callable 01/01/2026)(a)		25,000	26,000
Clean Harbors, Inc., 6.38%, 02/01/2031 (Callable 02/01/2026)(a)		25,000	25,063
Clydesdale Acquisition Holdings, Inc., 6.88%, 01/15/2030 (Callable 07/15/2026)(a)		30,000	30,075
Cornerstone Building Brands, Inc., 9.50%, 08/15/2029 (Callable 08/15/2026)(a)		25,000	24,188
CSX Corp., 3.80%, 11/01/2046 (Callable 05/01/2046)		87,000	66,705
EMRLD Borrower LP / Emerald Co.-Issuer, Inc., 6.63%, 12/15/2030 (Callable 06/15/2026)(a)		55,000	54,931
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/2028 (Callable 02/02/2025)(a)		25,000	24,438
5.88%, 04/15/2033 (Callable 10/15/2027)(a)		40,000	38,600
Genesee & Wyoming, Inc., 6.25%, 04/15/2032 (Callable 04/15/2027)(a)		35,000	35,131
GFL Environmental, Inc.
5.13%, 12/15/2026 (Callable 02/02/2025)(a)		25,000	24,750
4.00%, 08/01/2028 (Callable 01/13/2025)(a)		25,000	23,625
Global Infrastructure Solutions, Inc., 5.63%, 06/01/2029 (Callable 02/02/2025)(a)		25,000	24,000
Goat Holdco LLC, 6.75%, 02/01/2032 (Callable 02/01/2028)(a)		20,000	19,725
Graham Packaging Co., Inc., 7.13%, 08/15/2028 (Callable 02/02/2025)(a)		25,000	24,625
Griffon Corp., 5.75%, 03/01/2028 (Callable 02/02/2025)		30,000	29,400
Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC, 9.00%, 02/15/2029 (Callable 02/15/2026)(a)		45,000	47,025

The accompanying notes are an integral part of these financial statements.

93

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Industrial - (Continued)
Imola Merger Corp., 4.75%, 05/15/2029 (Callable 02/02/2025)(a)		$25,000	$23,687
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co.-Issuer LLC, 6.00%, 09/15/2028 (Callable 02/02/2025)(a)		25,000	24,625
Johnson Controls International PLC / Tyco Fire & Security Finance SCA, 0.38%, 09/15/2027 (Callable 07/15/2027)	EUR	100,000	97,015
Keysight Technologies, Inc., 4.95%, 10/15/2034 (Callable 07/15/2034)		40,000	38,552
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/2034		248,185	246,291
Madison IAQ LLC, 5.88%, 06/30/2029 (Callable 02/02/2025)(a)		40,000	37,700
MasTec, Inc., 5.90%, 06/15/2029 (Callable 05/15/2029)		27,000	27,475
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 04/01/2032 (Callable 04/01/2027)(a)		30,000	30,150
MV24 Capital BV, 6.75%, 06/01/2034		150,420	141,959
Northrop Grumman Corp., 5.20%, 06/01/2054 (Callable 12/01/2053)		76,000	70,771
Owens Corning, 5.70%, 06/15/2034 (Callable 03/15/2034)		32,000	32,514
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031 (Callable 05/15/2026)(a)		25,000	24,250
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc., 4.38%, 10/15/2028 (Callable 02/02/2025)(a)		20,000	19,950
Penske Truck Leasing Co. Lp / PTL Finance Corp., 4.20%, 04/01/2027 (Callable 01/01/2027)(a)		75,000	73,765
Regal Rexnord Corp., 6.05%, 04/15/2028 (Callable 03/15/2028)		75,000	76,239
Sealed Air Corp.
4.00%, 12/01/2027 (Callable 09/01/2027)(a)		25,000	23,812

	Par	Value
5.00%, 04/15/2029 (Callable 04/15/2025)(a)	$100,000	$95,750
Sealed Air Corp./Sealed Air Corp. US, 7.25%, 02/15/2031 (Callable 11/15/2026)(a)	20,000	20,650
Sensata Technologies, Inc., 3.75%, 02/15/2031 (Callable 02/15/2026)(a)	25,000	21,813
Simpar Europe SA, 5.20%, 01/26/2031 (Callable 01/26/2026)	200,000	150,750
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031 (Callable 11/15/2026)(a)	25,000	26,188
Sonoco Products Co., 4.60%, 09/01/2029 (Callable 08/01/2029)	40,000	38,964
Standard Building Solutions, Inc., 6.50%, 08/15/2032 (Callable 08/15/2027)(a)	15,000	15,019
Standard Industries, Inc./NY
5.00%, 02/15/2027 (Callable 02/02/2025)(a)	85,000	82,981
3.38%, 01/15/2031 (Callable 07/15/2025)(a)	25,000	21,438
Stanley Black & Decker, Inc., 4.00% to 03/15/2025 then 5 yr. CMT Rate + 2.66%, 03/15/2060 (Callable 03/15/2025)	355,000	348,313
Summit Materials LLC / Summit Materials Finance Corp., 5.25%, 01/15/2029 (Callable 01/13/2025)(a)	25,000	25,187
TransDigm, Inc., 7.13%, 12/01/2031 (Callable 12/01/2026)(a)	320,000	327,600
Trident TPI Holdings, Inc., 12.75%, 12/31/2028 (Callable 12/31/2025)(a)	45,000	49,388
Watco Cos. LLC / Watco Finance Corp., 7.13%, 08/01/2032 (Callable 08/01/2027)(a)	30,000	30,900
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/2028 (Callable 02/02/2025)(a)	25,000	23,687
Wilsonart LLC, 11.00%, 08/15/2032 (Callable 08/15/2027)(a)	30,000	29,325
XPO, Inc., 7.13%, 06/01/2031 (Callable 06/01/2026)(a)	30,000	30,600
		4,980,640

The accompanying notes are an integral part of these financial statements.

94

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Technology - 1.0%
Amentum Holdings, Inc., 7.25%, 08/01/2032 (Callable 08/01/2027)(a)		$45,000	$45,281
AppLovin Corp., 5.38%, 12/01/2031 (Callable 10/01/2031)		38,000	38,042
AthenaHealth Group, Inc., 6.50%, 02/15/2030 (Callable 02/15/2025)(a)		20,000	19,000
Atlassian Corp., 5.25%, 05/15/2029 (Callable 04/15/2029)		31,000	31,204
Broadcom, Inc., 3.50%, 02/15/2041 (Callable 08/15/2040)(a)		91,000	70,991
CDW LLC / CDW Finance Corp., 3.57%, 12/01/2031 (Callable 09/01/2031)		40,000	35,523
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc., 8.00%, 06/15/2029 (Callable 06/15/2025)(a)		20,000	20,250
Cloud Software Group, Inc., 6.50%, 03/31/2029 (Callable 09/30/2025)(a)		25,000	24,500
Dell International LLC / EMC Corp., 8.35%, 07/15/2046 (Callable 01/15/2046)		110,000	139,849
Dell, Inc., 6.50%, 04/15/2038		36,000	37,589
Ellucian Holdings, Inc., 6.50%, 12/01/2029 (Callable 12/01/2026)(a)		25,000	25,063
Entegris, Inc., 3.63%, 05/01/2029 (Callable 02/02/2025)(a)		25,000	22,687
Fidelity National Information Services, Inc., 1.00%, 12/03/2028 (Callable 09/03/2028)	EUR	100,000	96,411
Fiserv, Inc., 5.45%, 03/15/2034 (Callable 12/15/2033)		72,000	72,194
Fortress Intermediate 3, Inc., 7.50%, 06/01/2031 (Callable 06/01/2027)(a)		25,000	25,344
Gartner, Inc., 3.75%, 10/01/2030 (Callable 10/01/2025)(a)		125,000	114,012
Hewlett Packard Enterprise Co., 5.00%, 10/15/2034 (Callable 07/15/2034)		90,000	86,747
Kyndryl Holdings, Inc., 4.10%, 10/15/2041 (Callable 04/15/2041)		51,000	40,361

	Par	Value
Marvell Technology, Inc., 5.95%, 09/15/2033 (Callable 06/15/2033)	$69,000	$71,820
MSCI, Inc.
3.63%, 09/01/2030 (Callable 03/01/2025)(a)	305,000	277,302
3.88%, 02/15/2031 (Callable 06/01/2025)(a)	155,000	142,249
3.63%, 11/01/2031 (Callable 11/01/2026)(a)	161,000	144,326
3.25%, 08/15/2033 (Callable 08/15/2027)(a)	80,000	67,811
Open Text Corp., 3.88%, 02/15/2028 (Callable 02/02/2025)(a)	25,000	23,406
Oracle Corp.
6.25%, 11/09/2032 (Callable 08/09/2032)	27,000	28,562
3.80%, 11/15/2037 (Callable 05/15/2037)	25,000	20,879
Qorvo, Inc., 3.38%, 04/01/2031 (Callable 04/01/2026)(a)	32,000	27,280
UKG, Inc., 6.88%, 02/01/2031 (Callable 02/01/2027)(a)	40,000	40,400
Workday, Inc., 3.80%, 04/01/2032 (Callable 01/01/2032)	42,000	38,348
		1,827,431
Utilities - 2.6%
Adani Transmission Step-One Ltd., 4.25%, 05/21/2036	145,000	112,194
AEP Texas, Inc., 5.45%, 05/15/2029 (Callable 04/15/2029)	20,000	20,257
AES Corp.
3.95%, 07/15/2030 (Callable 04/15/2030)(a)	30,000	27,619
7.60% to 01/15/2030 then 5 yr. CMT Rate + 3.20%, 01/15/2055 (Callable 10/15/2029)	230,000	236,325
American Electric Power Co., Inc., 6.95% to 12/15/2034 then 5 yr. CMT Rate + 2.68%, 12/15/2054 (Callable 09/15/2034)	290,000	300,402
Arizona Public Service Co., 5.70%, 08/15/2034 (Callable 05/15/2034)	35,000	35,555
Black Hills Corp., 6.00%, 01/15/2035 (Callable 10/15/2034)	71,000	73,552
Calpine Corp., 5.00%, 02/01/2031 (Callable 02/01/2026)(a)	25,000	23,406
Chile Electricity PEC SpA, 0.00%, 01/25/2028(a)(b)	197,619	165,113

The accompanying notes are an integral part of these financial statements.

95

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Utilities - (Continued)
Cometa Energia SAB de CV, 6.38%, 04/24/2035 (Callable 01/24/2035)		$153,600	$150,663
Comision Federal de Electricidad, 6.45%, 01/24/2035 (Callable 10/24/2034)(a)		200,000	188,455
Dominion Energy, Inc.
7.00% to 06/01/2034 then 5 yr. CMT Rate + 2.51%, 06/01/2054 (Callable 03/03/2034)		155,000	163,331
6.88% to 02/01/2030 then 5 yr. CMT Rate + 2.39%, 02/01/2055 (Callable 11/03/2029)		35,000	36,269
6.63% to 05/15/2035 then 5 yr. CMT Rate + 2.21%, 05/15/2055 (Callable 02/15/2035)		162,000	164,633
DPL, Inc., 4.13%, 07/01/2025 (Callable 04/01/2025)		225,000	221,625
DTE Energy Co., 5.85%, 06/01/2034 (Callable 03/01/2034)		57,000	58,342
Duke Energy Corp.
5.00%, 08/15/2052 (Callable 02/15/2052)		25,000	21,909
6.45% to 09/01/2034 then 5 yr. CMT Rate + 2.59%, 09/01/2054 (Callable 06/03/2034)		35,000	35,299
E.ON SE, 0.63%, 11/07/2031 (Callable 08/07/2031)	EUR	75,000	65,964
Edison International, 5.25%, 03/15/2032 (Callable 01/15/2032)		39,000	38,710
Emera, Inc., 6.75% to 06/15/2026 then 3 mo. LIBOR US + 5.44%, 06/15/2076 (Callable 06/15/2026)(c)		260,000	261,300
Empresa Electrica Cochrane SpA, 5.50%, 05/14/2027		76,900	74,497
Empresas Publicas de Medellin ESP, 4.38%, 02/15/2031 (Callable 11/15/2030)		200,000	170,515
Energuate Trust, 5.88%, 05/03/2027 (Callable 02/01/2025)		200,000	195,000
EUSHI Finance, Inc., 7.63% to 12/15/2029 then 5 yr. CMT Rate + 3.14%, 12/15/2054 (Callable 09/15/2029)(a)		80,000	82,939
Eversource Energy, 5.50%, 01/01/2034 (Callable 10/01/2033)		41,000	40,592

	Par	Value
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/2041 (Callable 07/31/2040)(a)	$200,000	$195,114
JSW Hydro Energy Ltd., 4.13%, 05/18/2031 (Callable 05/18/2026)	295,000	264,763
Lightning Power LLC, 7.25%, 08/15/2032 (Callable 08/15/2027)(a)	45,000	46,181
Mexico Generadora de Energia S de RL, 5.50%, 12/06/2032	231,024	223,871
Mong Duong Finance Holdings BV, 5.13%, 05/07/2029 (Callable 02/01/2025)	190,613	182,988
National Rural Utilities Cooperative Finance Corp., 7.76% (3 mo. Term SOFR + 3.17%), 04/30/2043 (Callable 02/02/2025)	125,000	121,936
NextEra Energy Capital Holdings, Inc.
6.75% to 06/15/2034 then 5 yr. CMT Rate + 2.46%, 06/15/2054 (Callable 03/15/2034)	18,000	18,442
5.65% to 05/01/2029 then 3 mo. LIBOR US + 3.16%, 05/01/2079 (Callable 05/01/2029)(c)	110,000	107,663
NiSource, Inc., 5.35%, 04/01/2034 (Callable 01/01/2034)	72,000	71,389
NRG Energy, Inc., 6.00%, 02/01/2033 (Callable 11/01/2027)(a)	15,000	14,569
Pacific Gas and Electric Co., 6.95%, 03/15/2034 (Callable 12/15/2033)	72,000	78,993
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.13%, 05/15/2027(a)	250,000	245,244
Pike Corp., 8.63%, 01/31/2031 (Callable 01/31/2027)(a)	15,000	15,825
San Diego Gas & Electric Co., 5.55%, 04/15/2054 (Callable 10/15/2053)	75,000	72,666
Sempra, 6.55% to 04/01/2035 then 5 yr. CMT Rate + 2.14%, 04/01/2055 (Callable 01/01/2035)	110,000	109,280
South Jersey Industries, Inc., 5.02%, 04/15/2031	109,000	90,463
Tierra Mojada Luxembourg II Sarl, 5.75%, 12/01/2040 (Callable 12/01/2037)	173,454	158,788

The accompanying notes are an integral part of these financial statements.

96

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Utilities - (Continued)
TransAlta Corp., 7.75%, 11/15/2029 (Callable 11/15/2025)	$25,000	$25,937
Virginia Electric and Power Co., 5.55%, 08/15/2054 (Callable 02/15/2054)	29,000	27,945
Vistra Operations Co. LLC
5.63%, 02/15/2027 (Callable 01/13/2025)(a)	110,000	109,312
7.75%, 10/15/2031 (Callable 10/15/2026)(a)	20,000	20,925
6.88%, 04/15/2032 (Callable 04/15/2027)(a)	20,000	20,450
		5,187,210
TOTAL CORPORATE BONDS (Cost $64,749,588)		62,117,531
COLLATERALIZED MORTGAGE OBLIGATIONS - 23.5%
American Tower Depositor Sub LLC, 5.49%, 03/15/2028 (Callable 03/15/2027)(a)	155,000	155,649
Angel Oak Mortgage Trust LLC, Series 2019-2, Class B2, 6.29%, 03/25/2049 (Callable 01/25/2025)(a)(e)	1,300,000	1,304,585
Arroyo Mortgage Trust
Series 2019-1, Class A1, 3.81%, 01/25/2049 (Callable 01/25/2025)(a)(e)	34,467	33,226
Series 2019-2, Class A3, 3.80%, 04/25/2049 (Callable 01/25/2025)(a)(e)	70,769	68,230
ARZ Trust, Series 2024-BILT, Class C, 6.36%, 06/11/2029(a)	250,000	250,637
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2017-BNK3, Class B, 3.88%, 02/15/2050 (Callable 02/15/2027)(e)	350,000	330,326
BANK-2017, Series 2017-BNK8, Class XE, 1.29%, 11/15/2050 (Callable 08/15/2027)(a)(e)(f)	7,050,000	227,735
BANK-2018, Series 2018-BN11, Class XA, 0.44%, 03/15/2061 (Callable 01/15/2028)(e)(f)	10,976,406	150,451
BANK-2019
Series 2019-BN18, Class B, 3.98%, 05/15/2062 (Callable 05/15/2029)	125,000	108,254

	Par	Value
Series 2019-BN21, Class XA, 0.83%, 10/17/2052 (Callable 07/15/2029)(e)(f)	$3,937,784	$121,907
BANK-2020, Series 2020-BN30, Class XA, 1.28%, 12/15/2053(e)(f)	1,236,782	68,683
BANK5 Trust, Series 2024-5YR8, Class A3, 5.88%, 08/15/2057 (Callable 08/15/2029)	300,000	307,676
Bayview Asset Management LLC/Private Equity, Series 2022-2, Class AF, 5.00% (30 day avg SOFR US + 0.85%), 12/25/2051 (Callable 10/25/2047)(a)	406,279	378,619
BBCMS Trust
Series 2019-BWAY, Class E, 7.36% (1 mo. Term SOFR + 2.96%), 11/15/2034(a)	100,000	1,000
Series 2021-C11, Class XD, 1.52%, 09/15/2054(a)(e)(f)	1,255,000	100,249
Series 2024-5C29, Class C, 5.51%, 09/15/2057 (Callable 09/15/2029)	100,000	97,968
BCRR Trust, Series 2016-FRR3, Class E, 6.75% (30 day avg SOFR US + 18.46%), 05/26/2026(a)	797,720	780,672
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 1M1, 5.82%, 01/25/2035 (Callable 01/25/2025)(e)	132,303	124,829
Benchmark Mortgage Trust
Series 2018-B2, Class C, 4.30%, 02/15/2051 (Callable 02/15/2028)(e)	150,000	127,553
Series 2018-B4, Class XD, 1.75%, 07/15/2051 (Callable 04/15/2028)(a)(e)(f)	7,000,000	348,573
Series 2019-B10, Class XB, 0.91%, 03/15/2062 (Callable 01/15/2029)(a)(e)(f)	2,820,000	95,185
Series 2020-B17, Class XA, 1.41%, 03/15/2053 (Callable 01/15/2030)(e)(f)	2,357,161	128,623
Series 2020-B18, Class XA, 1.78%, 07/15/2053 (Callable 05/15/2030)(e)(f)	1,496,750	91,971

The accompanying notes are an integral part of these financial statements.

97

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Series 2021-B25, Class XA, 1.08%, 04/15/2054 (Callable 02/15/2031)(e)(f)	$2,202,066	$102,308
Series 2023-V2, Class XA, 0.99%, 05/15/2055 (Callable 03/15/2028)(e)(f)	1,797,887	51,312
BLP Commercial Mortgage Trust, Series 2024-IND2, Class B, 6.09% (1 mo. Term SOFR + 1.69%), 03/15/2041(a)	335,397	335,293
BMO Mortgage Trust, Series 2024-5C6, Class C, 5.88%, 09/15/2057 (Callable 09/15/2029)(e)	60,000	58,391
BOCA Commercial Mortgage Trust
Series 2024-BOCA, Class A, 6.32% (1 mo. Term SOFR + 1.92%), 08/15/2041(a)	100,000	100,250
Series 2024-BOCA, Class B, 6.74% (1 mo. Term SOFR + 2.34%), 08/15/2041(a)	350,000	350,000
BPR Trust, Series 2021-TY, Class D, 6.86% (1 mo. Term SOFR + 2.46%), 09/15/2038(a)	100,000	98,446
BSPRT 2017-FL1 Co.-Issuer LLC
Series 2023-FL10, Class A, 6.66% (1 mo. Term SOFR + 2.26%), 09/15/2035 (Callable 03/15/2025)(a)	100,000	100,288
Series 2023-FL10, Class B, 7.66% (1 mo. Term SOFR + 3.27%), 09/15/2035 (Callable 03/15/2025)(a)	100,000	100,771
Series 2024-FL11, Class B, 6.69% (1 mo. Term SOFR + 2.29%), 07/15/2039 (Callable 09/15/2027)(a)	100,000	99,938
BX Trust
Series 2021-21M, Class A, 5.24% (1 mo. Term SOFR + 0.84%), 10/15/2036(a)	67,491	67,112
Series 2021-21M, Class E, 6.68% (1 mo. Term SOFR + 2.29%), 10/15/2036(a)	175,000	172,813

	Par	Value
Series 2021-ARIA, Class C, 6.16% (1 mo. Term SOFR + 1.76%), 10/15/2036(a)	$450,000	$448,734
Series 2021-CIP, Class A, 5.43% (1 mo. Term SOFR + 1.04%), 12/15/2038(a)	104,501	104,501
Series 2021-LBA, Class EV, 6.51% (1 mo. Term SOFR + 2.11%), 02/15/2036(a)	197,702	195,355
Series 2021-RISE, Class A, 5.26% (1 mo. Term SOFR + 0.86%), 11/15/2036(a)	380,398	378,734
Series 2021-RISE, Class B, 5.76% (1 mo. Term SOFR + 1.36%), 11/15/2036(a)	84,533	84,110
Series 2021-SDMF, Class D, 5.90% (1 mo. Term SOFR + 1.50%), 09/15/2034(a)	329,672	324,728
Series 2021-VOLT, Class A, 5.21% (1 mo. Term SOFR + 0.81%), 09/15/2036(a)	115,000	114,439
Series 2021-VOLT, Class E, 6.51% (1 mo. Term SOFR + 2.11%), 09/15/2036(a)	100,000	99,750
Series 2021-XL2, Class A, 5.20% (1 mo. Term SOFR + 0.80%), 10/15/2038(a)	61,630	61,553
Series 2022-CLS, Class A, 5.76%, 10/13/2027(a)	65,000	65,113
Series 2022-LBA6, Class C, 6.00% (1 mo. Term SOFR + 1.60%), 01/15/2039(a)	350,000	349,125
Series 2023-VLT3, Class A, 6.34% (1 mo. Term SOFR + 1.94%), 11/15/2028(a)	375,000	374,773
Series 2023-XL3, Class A, 6.16% (1 mo. Term SOFR + 1.76%), 12/09/2040(a)	327,548	328,879
Series 2024-BIO, Class D, 8.04% (1 mo. Term SOFR + 3.64%), 02/15/2041(a)	100,000	98,000
Series 2024-CNYN, Class C, 6.34% (1 mo. Term SOFR + 1.94%), 04/15/2041(a)	260,767	261,256

The accompanying notes are an integral part of these financial statements.

98

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Series 2024-KING, Class B, 6.14% (1 mo. Term SOFR + 1.74%), 05/15/2034(a)	$378,023	$377,905
Series 2024-XL5, Class A, 5.79% (1 mo. Term SOFR + 1.39%), 03/15/2041(a)	140,219	140,613
BX Trust 2024-VLT4, Series 2024-AIRC, Class C, 6.99% (1 mo. Term SOFR + 2.59%), 08/15/2039(a)	100,000	100,500
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, 5.77% (1 mo. Term SOFR + 1.37%), 12/15/2037(a)	100,000	100,000
Century Plaza Towers, Series 2019-CPT, Class E, 3.00%, 11/13/2039 (Callable 11/13/2029)(a)(e)	130,000	100,495
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, 1.56%, 05/10/2058 (Callable 05/10/2026)(e)(f)	544,645	5,962
Chase Mortgage Finance Corp., Series 2024-6, Class A9A, 6.00%, 05/25/2055 (Callable 12/25/2030)(a)(e)	420,750	417,364
CIM Trust
Series 2018-INV1, Class A10, 4.00%, 08/25/2048 (Callable 01/25/2029)(a)(e)	175,084	160,251
Series 2019-INV2, Class A3, 4.00%, 05/25/2049 (Callable 09/25/2028)(a)(e)	12,850	11,807
Series 2019-J1, Class B2, 3.94%, 08/25/2049 (Callable 04/25/2027)(a)(e)	160,067	144,709
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class D, 5.08%, 11/10/2046 (Callable 01/10/2025)(a)(e)	29,179	28,867
Series 2015-GC27, Class C, 4.39%, 02/10/2048 (Callable 01/10/2025)(e)	98,694	97,738
Series 2016-C1, Class XA, 1.81%, 05/10/2049 (Callable 06/10/2026)(e)(f)	700,717	11,605

	Par	Value
Series 2016-P4, Class D, 3.94%, 07/10/2049 (Callable 07/10/2026)(a)(e)	$500,000	$323,214
Series 2017-P8, Class XA, 0.86%, 09/15/2050 (Callable 07/15/2027)(e)(f)	945,195	17,291
Series 2019-C7, Class XA, 0.84%, 12/15/2072 (Callable 10/15/2029)(e)(f)	3,625,331	119,641
Series 2023-SMRT, Class A, 5.82%, 10/12/2040(a)(e)	100,000	101,824
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2017-CD4, Class XA, 1.22%, 05/10/2050 (Callable 05/10/2027)(e)(f)	1,336,021	28,912
Commercial Mortgage Pass Through Certificates
Series 2013-CR12, Class XA, 0.58%, 10/10/2046 (Callable 01/10/2025)(e)(f)	224,258	2
Series 2015-LC21, Class XA, 0.60%, 07/10/2048 (Callable 07/10/2025)(e)(f)	1,156,623	929
Computershare Corporate Trust
Series 2015-SG1, Class A4, 3.79%, 09/15/2048 (Callable 08/15/2025)	283,322	277,735
Series 2018-C45, Class XA, 0.76%, 06/15/2051 (Callable 04/15/2028)(e)(f)	4,662,387	101,972
Series 2019-JWDR, Class F, 4.56%, 09/15/2031(a)(e)	100,000	96,985
Series 2021-C59, Class E, 2.50%, 04/15/2054 (Callable 04/15/2031)(a)	400,000	232,107
Countrywide Alternative Loan Trust
Series 2007-16CB, Class 5A4, 6.25%, 08/25/2037 (Callable 01/25/2025)	454,575	214,790
Series 2007-OA4, Class A1, 4.79% (1 mo. Term SOFR + 0.45%), 05/25/2047 (Callable 01/25/2025)	216,266	198,997

The accompanying notes are an integral part of these financial statements.

99

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY5, Class 3A1, 5.69%, 09/25/2037 (Callable 01/25/2025)(e)	$493,335	$447,034
Credit Suisse Mortgage Capital Certificates, Series 2019-NQM1, Class A1, 3.66%, 10/25/2059 (Callable 01/25/2025)(a)(g)	7,127	7,011
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class XA, 1.85%, 01/15/2049 (Callable 02/15/2026)(e)(f)	580,489	8,370
Series 2017-CX10, Class XA, 0.84%, 11/15/2050 (Callable 09/15/2027)(e)(f)	4,032,997	73,776
Series 2018-CX12, Class XA, 0.54%, 08/15/2051 (Callable 06/15/2028)(e)(f)	4,038,405	83,657
DK Trust, Series 2024-SPBX, Class C, 6.35% (1 mo. Term SOFR + 1.95%), 03/15/2034(a)	400,000	400,000
ELM Trust, Series 2024-ELM, Class C15, 6.19%, 06/10/2039(a)(e)	300,000	302,263
Fannie Mae Connecticut Avenue Securities
Series 2022-R01, Class 1M1, 5.57% (30 day avg SOFR US + 1.00%), 12/25/2041 (Callable 12/25/2026)(a)	27,523	27,529
Series 2022-R03, Class 1M1, 6.67% (30 day avg SOFR US + 2.10%), 03/25/2042 (Callable 03/25/2027)(a)	14,923	15,159
Series 2022-R04, Class 1M1, 6.57% (30 day avg SOFR US + 2.00%), 03/25/2042 (Callable 03/25/2027)(a)	31,576	31,995
Series 2022-R05, Class 2M2, 7.57% (30 day avg SOFR US + 3.00%), 04/25/2042 (Callable 04/25/2027)(a)	240,000	248,693
Series 2022-R06, Class 1M1, 7.32% (30 day avg SOFR US + 2.75%), 05/25/2042 (Callable 05/25/2027)(a)	107,369	110,288

	Par	Value
Series 2022-R08, Class 1M2, 8.17% (30 day avg SOFR US + 3.60%), 07/25/2042 (Callable 07/25/2027)(a)	$300,000	$316,261
Series 2022-R09, Class 2M1, 7.06% (30 day avg SOFR US + 2.50%), 09/25/2042 (Callable 09/25/2027)(a)	67,189	68,512
Series 2023-R01, Class 1M1, 6.96% (30 day avg SOFR US + 2.40%), 12/25/2042 (Callable 12/25/2027)(a)	43,559	44,716
Series 2023-R03, Class 2M2, 8.47% (30 day avg SOFR US + 3.90%), 04/25/2043 (Callable 04/25/2028)(a)	65,000	69,893
Series 2023-R06, Class 1M2, 7.27% (30 day avg SOFR US + 2.70%), 07/25/2043 (Callable 07/25/2028)(a)	85,000	88,251
Series 2024-R02, Class 1M1, 5.67% (30 day avg SOFR US + 1.10%), 02/25/2044 (Callable 02/25/2029)(a)	176,940	177,112
Federal Home Loan Mortgage Corp.
Pool RA7672, 4.50%, 07/01/2052	214,845	202,602
Pool RA7784, 4.50%, 08/01/2052	180,385	170,275
Pool SD1571, 5.00%, 08/01/2052	105,118	102,431
Pool SD1741, 5.00%, 10/01/2052	154,743	150,642
Pool SD1805, 5.00%, 11/01/2052	86,661	84,095
Pool SD1822, 5.00%, 11/01/2052	109,932	107,122
Pool SD7557, 4.50%, 12/01/2052	195,555	185,878
Pool SD7563, 4.50%, 05/01/2053	469,367	446,727
Pool U69911, 4.00%, 04/01/2045	3,685,559	3,475,231
Series 2021-P011, Class X1, 1.77%, 09/25/2045(e)(f)	513,947	56,570
Series 2980, Class SC, 1.99% (-1 x 30 day avg SOFR US + 6.59%), 05/15/2035(f)(h)	182,954	11,989
Series 2989, Class SG, 0.97% (-7 x 30 day avg SOFR US + 33.15%), 08/15/2034(h)	105,699	98,518
Series 3311, Class IA, 1.70% (-1 x 30 day avg SOFR US + 6.30%), 05/15/2037(f)(h)	889,990	71,142

The accompanying notes are an integral part of these financial statements.

100

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Series 3359, Class SC, 1.01% (-1 x 30 day avg SOFR US + 5.61%), 08/15/2037(f)(h)	$300,840	$17,603
Series 3966, Class SA, 1.19% (-1 x 30 day avg SOFR US + 5.79%), 12/15/2041(f)(h)	434,472	33,566
Series 4077, Class TS, 1.29% (-1 x 30 day avg SOFR US + 5.89%), 05/15/2041(f)(h)	260,233	20,771
Series 4089, Class SH, 1.29% (-1 x 30 day avg SOFR US + 5.89%), 08/15/2042(f)(h)	355,923	31,688
Series 4249, Class CS, 1.05% (-1 x 30 day avg SOFR US + 4.56%), 09/15/2043(h)	531,152	361,091
Series 4993, Class KS, 1.37% (-1 x 30 day avg SOFR US + 5.94%), 07/25/2050(f)(h)	2,285,108	289,552
Series K109, Class X1, 1.57%, 04/25/2030 (Callable 04/25/2030)(e)(f)	658,651	43,657
Series K117, Class X1, 1.23%, 08/25/2030 (Callable 07/25/2030)(e)(f)	1,267,849	67,250
Series K122, Class X1, 0.87%, 11/25/2030 (Callable 08/25/2030)(e)(f)	1,832,077	73,779
Series K-1515, Class X1, 1.51%, 02/25/2035 (Callable 11/25/2034)(e)(f)	791,677	81,108
Series K-1518, Class X1, 0.86%, 10/25/2035 (Callable 07/25/2035)(e)(f)	1,464,165	92,357
Series K-1521, Class X1, 0.98%, 08/25/2036 (Callable 06/25/2036)(e)(f)	811,564	61,659
Series KG04, Class X1, 0.85%, 11/25/2030 (Callable 08/25/2030)(e)(f)	1,887,377	72,229
Series KL06, Class XFX, 1.36%, 12/25/2029 (Callable 09/25/2029)(e)(f)	956,000	42,445

	Par	Value
Federal National Mortgage Association
Pool CB4099, 4.50%, 07/01/2052	$260,599	$247,377
Pool CB4339, 4.50%, 08/01/2052	309,555	294,624
Pool CB4562, 5.00%, 09/01/2052	309,442	299,405
Pool CB8316, 5.00%, 04/01/2054	167,212	162,611
Pool CB8526, 5.00%, 05/01/2054	184,806	179,143
Pool FS2914, 4.50%, 09/01/2052	197,136	187,134
Pool FS3331, 5.00%, 11/01/2052	156,071	151,936
Pool FS7738, 6.00%, 03/01/2054	2,876,439	2,936,082
Pool MA5039, 5.50%, 06/01/2053	3,911	3,862
Series 2007-50, Class SX, 1.77% (-1 x 30 day avg SOFR US + 6.34%), 06/25/2037(f)(h)	1,441,089	122,252
Series 2008-22, Class SB, 1.48% (-1 x 30 day avg SOFR US + 6.05%), 04/25/2048(f)(h)	1,212,573	124,274
Series 2009-52, Class PI, 5.00%, 07/25/2039(f)	57,635	8,371
Series 2009-78, Class XS, 2.06% (-1 x 30 day avg SOFR US + 6.63%), 10/25/2039(f)(h)	2,007,376	188,542
Series 2009-86, Class IP, 5.50%, 10/25/2039(f)	54,125	10,645
Series 2010-19, Class SM, 1.57% (-1 x 30 day avg SOFR US + 6.14%), 03/25/2040(f)(h)	3,288,588	255,710
Series 2011-124, Class NS, 1.82% (-1 x 30 day avg SOFR US + 6.39%), 12/25/2041(f)(h)	306,440	34,760
Series 2012-20, Class SA, 1.77% (-1 x 30 day avg SOFR US + 6.34%), 03/25/2042(f)(h)	291,549	27,899
Series 2012-76, Class SC, 1.32% (-1 x 30 day avg SOFR US + 5.89%), 07/25/2042(f)(h)	140,339	13,416
Series 2014-28, Class SD, 1.37% (-1 x 30 day avg SOFR US + 5.94%), 05/25/2044(f)(h)	596,629	51,919
Series 2017-53, Class IE, 4.00%, 07/25/2047(f)	132,637	27,680

The accompanying notes are an integral part of these financial statements.

101

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SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Series 2019-33, Class PS, 1.37% (-1 x 30 day avg SOFR US + 5.94%), 07/25/2049(f)(h)	$3,716,389	$382,012
Series 2019-83, Class QS, 1.27% (-1 x 30 day avg SOFR US + 5.84%), 01/25/2050(f)(h)	4,097,022	465,260
Series 2020-53, Class DI, 3.00%, 08/25/2060(f)	2,600,139	406,174
Series 2020-79, Class IT, 4.00%, 11/25/2050(f)	5,091,481	1,091,418
Series 2020-99, Class IC, 3.50%, 04/25/2050(f)	3,750,727	712,052
Series 2021-R02, Class 2B2, 10.77% (30 day avg SOFR US + 6.20%), 11/25/2041 (Callable 11/25/2026)(a)	55,000	58,156
Series 419, Class C4, 3.50%, 04/25/2044(f)	1,884,521	298,610
First Republic Mortgage Loan Trust, Series 2020-1, Class B1, 2.88%, 04/25/2050(a)(e)	691,324	623,336
Flagstar Mortgage Trust, Series 2018-6RR, Class B1, 4.91%, 10/25/2048 (Callable 08/25/2035)(a)(e)	418,339	393,721
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, 6.22% (30 day avg SOFR US + 1.65%), 01/25/2034 (Callable 01/25/2034)(a)	171,827	173,081
Series 2021-HQA4, Class B1, 8.32% (30 day avg SOFR US + 3.75%), 12/25/2041 (Callable 12/25/2026)(a)	700,000	720,149
Series 2021-HQA4, Class M2, 6.92% (30 day avg SOFR US + 2.35%), 12/25/2041 (Callable 12/25/2026)(a)	400,000	405,297
Series 2022-DNA2, Class M1B, 6.97% (30 day avg SOFR US + 2.40%), 02/25/2042 (Callable 02/25/2027)(a)	500,000	511,669
Series 2022-DNA3, Class M1A, 6.57% (30 day avg SOFR US + 2.00%), 04/25/2042 (Callable 04/25/2027)(a)	91,173	92,340

	Par	Value
Series 2022-DNA4, Class M1A, 6.77% (30 day avg SOFR US + 2.20%), 05/25/2042 (Callable 05/25/2027)(a)	$102,884	$104,433
Series 2022-DNA4, Class M1B, 7.92% (30 day avg SOFR US + 3.35%), 05/25/2042 (Callable 05/25/2027)(a)	160,000	167,349
Series 2022-DNA6, Class M1A, 6.72% (30 day avg SOFR US + 2.15%), 09/25/2042 (Callable 09/25/2027)(a)	83,363	84,301
Series 2022-DNA7, Class M1A, 7.07% (30 day avg SOFR US + 2.50%), 03/25/2052 (Callable 09/25/2027)(a)	70,612	71,919
Series 2022-HQA1, Class M1B, 8.07% (30 day avg SOFR US + 3.50%), 03/25/2042 (Callable 03/25/2027)(a)	85,000	88,875
Series 2022-HQA3, Class M1B, 8.12% (30 day avg SOFR US + 3.55%), 08/25/2042 (Callable 08/25/2027)(a)	125,000	131,376
Series 2024-HQA1, Class M2, 6.57% (30 day avg SOFR US + 2.00%), 03/25/2044 (Callable 03/25/2029)(a)	250,000	253,313
FREMF Mortgage Trust, Series 2019-KF71, Class C, 10.78% (30 day avg SOFR US + 6.11%), 10/25/2029 (Callable 10/25/2029)(a)	149,592	145,629
Government National Mortgage Association
Series 2010-133, Class SD, 1.56% (-1 x 1 mo. Term SOFR + 5.96%), 10/16/2040(f)(h)	1,406,312	58,054
Series 2014-102, Class SY, 1.17% (-1 x 1 mo. Term SOFR + 5.54%), 02/20/2044(f)(h)	1,303,993	66,177
Series 2018-83, Class HI, 5.00%, 01/20/2048(f)	620,036	116,566
Series 2022-192, Class IO, 0.67%, 09/16/2064 (Callable 03/16/2048)(e)(f)	3,472,115	200,277
Series 2024-15, Class BI, 0.74%, 10/16/2065 (Callable 07/16/2048)(e)(f)	3,486,103	202,237

The accompanying notes are an integral part of these financial statements.

102

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Series 2024-35, Class IB, 0.80%, 07/16/2065 (Callable 06/16/2048)(e)(f)	$3,154,666	$197,851
Great Wolf Trust
Series 2024-WLF2, Class A, 6.09% (1 mo. Term SOFR + 1.69%), 05/15/2041(a)	250,000	250,938
Series 2024-WOLF, Class A, 5.94% (1 mo. Term SOFR + 1.54%), 03/15/2039(a)	350,000	350,547
GS Mortgage Securities Corp. II
Series 2018-GS9, Class A4, 3.99%, 03/10/2051 (Callable 03/10/2028)(e)	250,000	240,259
Series 2018-RIVR, Class C, 5.94% (1 mo. Term SOFR + 1.55%), 07/15/2035(a)	122,000	6,129
Series 2019-GC42, Class XA, 0.81%, 09/10/2052 (Callable 06/10/2029)(e)(f)	2,143,602	71,559
Series 2020-GC47, Class XA, 1.12%, 05/12/2053 (Callable 02/12/2030)(e)(f)	1,458,161	66,303
Series 2020-GSA2, Class XA, 1.70%, 12/12/2053 (Callable 10/10/2030)(a)(e)(f)	1,184,087	83,902
Series 2021-ARDN, Class E, 7.86% (1 mo. Term SOFR + 3.46%), 11/15/2036(a)	100,000	98,985
Series 2024-FAIR, Class A, 5.88%, 07/15/2029(a)(e)	400,000	404,280
GS Mortgage-Backed Securities Trust
Series 2020-PJ6, Class A4, 2.50%, 05/25/2051 (Callable 11/25/2043)(a)(e)	301,170	241,149
Series 2022-PJ1, Class A4, 2.50%, 05/28/2052 (Callable 02/25/2046)(a)(e)	252,071	200,101
Series 2024-PJ4, Class B2, 6.26%, 08/25/2054 (Callable 09/25/2028)(a)(e)	98,725	95,996

	Par	Value
GSAA Trust
Series 2006-4, Class 4A3, 4.24%, 03/25/2036 (Callable 01/25/2025)(e)	$378,878	$224,622
Series 2007-7, Class A4, 4.99% (1 mo. Term SOFR + 0.65%), 07/25/2037 (Callable 01/25/2025)	70,711	68,888
GSCG Trust, Series 2019-600C, Class E, 3.99%, 09/06/2034(a)(e)	183,000	7,320
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 5.88%, 05/10/2039(a)(e)	500,000	502,449
Hundred Acre Wood Trust, Series 2021-INV1, Class A27, 2.50%, 07/25/2051 (Callable 12/25/2047)(a)(e)	296,175	234,927
INTOWN Mortgage Trust, Series 2022-STAY, Class B, 7.68% (1 mo. Term SOFR + 3.29%), 08/15/2039 (Callable 08/15/2025)(a)	140,000	140,525
JP Morgan Chase Commercial Mortgage Securities, Series 2018-AON, Class D, 4.61%, 07/05/2031(a)(e)	132,000	63,681
JP Morgan Mortgage Trust
Series 2018-8, Class B1, 4.02%, 01/25/2049 (Callable 01/25/2025)(a)(e)	425,415	378,725
Series 2019-8, Class A15, 3.50%, 03/25/2050 (Callable 10/25/2026)(a)(e)	7,305	6,402
Series 2019-8, Class B2A, 3.17%, 03/25/2050 (Callable 10/25/2026)(a)(e)	177,675	149,369
Series 2020-4, Class A5, 3.00%, 11/25/2050 (Callable 02/25/2039)(a)(e)	174,863	147,814
Series 2022-5, Class A9, 2.80%, 09/25/2052 (Callable 07/25/2047)(a)(e)	432,457	347,803
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class XA, 1.47%, 06/15/2049 (Callable 03/15/2026)(e)(f)	857,641	9,800

The accompanying notes are an integral part of these financial statements.

103

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Life Mortgage Trust US
Series 2022-BMR2, Class A1, 5.69% (1 mo. Term SOFR + 1.30%), 05/15/2039 (Callable 05/15/2025)(a)	$170,000	$166,176
Series 2022-BMR2, Class B, 6.19% (1 mo. Term SOFR + 1.79%), 05/15/2039 (Callable 05/15/2025)(a)	250,000	237,503
LSTAR Commercial Mortgage Trust
Series 2016-4, Class C, 4.61%, 03/10/2049 (Callable 03/10/2026)(a)(e)	274,000	252,982
Series 2016-4, Class XA, 1.67%, 03/10/2049 (Callable 03/10/2026)(a)(e)(f)	811,856	9,018
Series 2017-5, Class X, 0.84%, 03/10/2050 (Callable 03/10/2027)(a)(e)(f)	1,763,741	19,919
MF1 Multifamily Housing Mortgage Loan Trust
Series 2023-FL12, Class C, 8.14% (1 mo. Term SOFR + 3.78%), 10/19/2038 (Callable 04/19/2025)(a)	100,000	100,173
Series 2024-FL15, Class B, 6.87% (1 mo. Term SOFR + 2.49%), 08/18/2041 (Callable 07/18/2026)(a)	100,000	100,062
Series 2024-FL16, Class D, 7.97% (1 mo. Term SOFR + 3.59%), 11/18/2029 (Callable 10/18/2026)(a)	100,000	99,757
MFRA Trust, Series 2020-NQM3, Class A3, 1.63%, 01/26/2065 (Callable 01/25/2025)(a)(e)	77,219	71,202
MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, 7.11% (1 mo. Term SOFR + 2.72%), 04/15/2038(a)	240,000	236,725
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C9, Class B, 3.71%, 05/15/2046 (Callable 06/15/2028)(e)	96,255	89,219

	Par	Value
Series 2014-C17, Class E, 3.50%, 08/15/2047 (Callable 07/15/2025)(a)	$99,326	$97,087
Morgan Stanley Capital I, Inc.
Series 2016-UB12, Class XA, 0.64%, 12/15/2049 (Callable 09/15/2026)(e)(f)	2,473,897	21,120
Series 2019-NUGS, Class E, 6.76% (1 mo. Term SOFR + 2.36%), 12/15/2036(a)	147,000	7,350
Series 2019-NUGS, Class F, 7.36% (1 mo. Term SOFR + 2.96%), 12/15/2036(a)	125,000	2,500
Series 2019-PLND, Class E, 6.66% (1 mo. Term SOFR + 2.26%), 05/15/2036 (Callable 01/15/2025)(a)	189,000	4,681
One New York Plaza Trust, Series 2020-1NYP, Class C, 6.71% (1 mo. Term SOFR + 2.31%), 01/15/2036(a)	160,000	147,697
ONNI Commerical Mortgage Trust, Series 2024-APT, Class A, 5.57%, 07/15/2039(a)(e)	350,000	348,575
PFP III Ltd., Series 2024-11, Class B, 6.97% (1 mo. Term SOFR + 2.49%), 09/17/2039 (Callable 09/17/2027)(a)	99,553	99,373
PR Mortgage Loan Trust, Series 2014-1, Class APT, 5.86%, 10/25/2049 (Callable 08/25/2032)(a)(e)	898,587	839,844
Provident Funding Mortgage Trust, Series 2021-J1, Class A10, 2.00%, 10/25/2051 (Callable 08/25/2045)(a)(e)	200,000	120,706
Rate Mortgage Trust, Series 2021-HB1, Class A31, 2.50%, 12/25/2051 (Callable 02/25/2043)(a)(e)	424,344	336,591
RCKT Mortgage Trust, Series 2021-1, Class B3, 2.72%, 03/25/2051 (Callable 10/25/2042)(a)(e)	446,697	362,008
RLGH Trust, Series 2021-TROT, Class A, 5.31% (1 mo. Term SOFR + 0.91%), 04/15/2036(a)	100,000	98,742
ROCK Trust 2024-CNTR, Series 2024-CNTR, Class D, 7.11%, 11/13/2041(a)	300,000	304,597

The accompanying notes are an integral part of these financial statements.

104

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
SCOTT Trust 2023-SFS, Series 2023-SFS, Class AS, 6.20%, 03/10/2040(a)	$100,000	$98,686
Sequoia Mortgage Trust
Series 2021-3, Class B3, 2.65%, 05/25/2051 (Callable 05/25/2048)(a)(e)	453,527	357,702
Series 2024-9, Class A20, 5.50%, 10/25/2054 (Callable 08/25/2031)(a)(e)	179,695	175,189
SG Commercial Mortgage Securities LLC, Series 2016-C5, Class XA, 1.82%, 10/10/2048 (Callable 07/10/2026)(e)(f)	828,887	13,363
SMRT 2022-MINI, Series 2022-MINI, Class B, 5.75% (1 mo. Term SOFR + 1.35%), 01/15/2039(a)	250,000	248,125
UBS Commercial Mortgage Trust
Series 2017-C3, Class C, 4.38%, 08/15/2050 (Callable 08/15/2027)(e)	100,000	93,082
Series 2018-C13, Class C, 4.97%, 10/15/2051 (Callable 10/15/2028)(e)	100,000	88,992
Series 2018-C9, Class XA, 0.91%, 03/15/2051 (Callable 03/15/2028)(e)(f)	2,162,685	53,100
UBS-Barclays Commercial Mortgage Trust, Series 2019-C3, Class XA, 1.31%, 05/15/2052 (Callable 03/15/2029)(e)(f)	1,382,517	64,621
Verus Securitization Trust
Series 2022-INV1, Class A1, 5.04%, 08/25/2067 (Callable 08/25/2025)(a)(g)	154,793	153,668
Series 2024-1, Class A1, 5.71%, 01/25/2069 (Callable 01/25/2027)(a)(g)	79,714	79,889
WaMu Mortgage Pass Through Certificates, Series 2007-HY3, Class 1A1, 3.82%, 03/25/2037 (Callable 01/25/2025)(e)	318,966	249,160

	Par	Value
Wells Fargo Commercial Mortgage Trust 2024-1CHI, Series 2024-5C2, Class C, 6.33%, 11/15/2057 (Callable 11/15/2029)(e)	$100,000	$100,536
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $51,886,668)		46,604,752
U.S. TREASURY SECURITIES - 9.6%
United States Treasury Note/Bond
4.25%, 11/30/2026	81,000	81,000
4.25%, 12/31/2026	482,000	482,075
1.50%, 01/31/2027	165,000	156,028
2.63%, 05/31/2027	40,000	38,512
4.13%, 11/30/2029	253,000	250,233
4.38%, 12/31/2029	1,941,000	1,940,697
0.63%, 08/15/2030	1,000,000	812,500
0.88%, 11/15/2030	3,000,000	2,455,312
2.88%, 05/15/2032	95,000	85,381
2.75%, 08/15/2032	915,000	811,920
3.50%, 02/15/2033	770,000	716,581
4.25%, 11/15/2034	2,678,000	2,609,795
1.13%, 05/15/2040	1,650,000	992,578
1.38%, 11/15/2040	9,800,000	6,063,750
2.38%, 02/15/2042	190,000	135,227
2.75%, 11/15/2042	90,000	67,219
3.00%, 02/15/2049	1,280,000	931,600
2.00%, 02/15/2050	368,000	213,785
3.63%, 02/15/2053	150,000	121,969
TOTAL U.S. TREASURY SECURITIES (Cost $19,784,542)		18,966,162
ASSET-BACKED SECURITIES - 7.8%
ACE Securities Corp., Series 2007-D1, Class A4, 6.93%, 02/25/2038 (Callable 08/25/2032)(a)(g)	224,963	183,121
ACREC Trust, Series 2021-FL1, Class C, 6.64% (1 mo. Term SOFR + 2.26%), 10/16/2036 (Callable 01/16/2025)(a)	375,000	374,047
Air Canada, 3.70%, 01/15/2026(a)	412,698	402,279
AMSR Trust
Series 2021-SFR1, Class E2, 2.90%, 06/17/2038(a)	1,200,000	1,069,346
Series 2021-SFR3, Class H, 4.90%, 10/17/2038(a)	550,000	523,250
Apollo Aviation Securitization Equity Trust, Series 2024-2A, Class B, 6.61%, 09/16/2049(a)	245,691	241,255

The accompanying notes are an integral part of these financial statements.

105

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Applebee’s Funding LLC, Series 2019-1A, Class A2II, 4.72%, 06/05/2049 (Callable 03/05/2025)(a)	$99,000	$97,493
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/2046 (Callable 04/17/2028)(a)	50,925	46,668
Blackbird Capital Aircraft, Series 2021-1A, Class A, 2.44%, 07/15/2046 (Callable 07/15/2028)(a)	174,303	157,449
Blackstone Mortgage Trust, Inc., Series 2021-FL4, Class A, 5.55% (1 mo. Term SOFR + 1.16%), 05/15/2038 (Callable 07/15/2026)(a)	96,285	93,881
Blue Stream Communications LLC, Series 2024-1A, Class B, 6.04%, 11/20/2054(a)	250,000	247,333
Bojangles Issuer LLC, Series 2024-1A, Class A2, 6.58%, 11/20/2054 (Callable 11/20/2027)(a)	175,000	172,660
Citigroup Mortgage Loan Trust, Inc., Series 2015-RP2, Class B4, 4.25%, 01/25/2053 (Callable 04/25/2029)(a)	394,358	380,399
Cloud Capital Holdco LP, Series 2024-2A, Class A2, 5.92%, 11/22/2049 (Callable 11/22/2028)(a)	250,000	248,878
Cologix Data Centers US Issuer LLC, Series 2021-1A, Class A2, 3.30%, 12/26/2051 (Callable 01/25/2025)(a)	250,000	237,328
COLT Funding LLC, Series 2022-5, Class A1, 4.55%, 04/25/2067 (Callable 04/25/2025)(a)(e)	75,022	73,612
Compass Datacenters LLC, Series 2024-1A, Class B, 7.00%, 02/25/2049 (Callable 02/25/2027)(a)	250,000	250,093
Countrywide Alternative Loan Trust, Series 2006-HY11, Class A1, 4.69% (1 mo. Term SOFR + 0.35%), 06/25/2036 (Callable 01/25/2025)	198,655	181,610
DataBank Issuer, Series 2023-1A, Class A2, 5.12%, 02/25/2053 (Callable 02/25/2026)(a)	605,000	594,552

	Par	Value
DB Master Finance Parent LLC, Series 2019-1A, Class A2II, 4.02%, 05/20/2049 (Callable 02/20/2025)(a)	$85,275	$82,877
DigitalBridge Group, Inc., Series 2023-1A, Class B, 5.75%, 09/15/2048 (Callable 09/15/2026)(a)	100,000	95,573
Exeter Automobile Receivables Trust, Series 2024-1A, Class B, 5.29%, 08/15/2028 (Callable 05/15/2028)	100,000	100,277
First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF10, Class M1, 5.73% (1 mo. Term SOFR + 1.39%), 07/25/2034 (Callable 01/25/2025)	60,835	60,397
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.27%, 10/19/2037(a)	91,613	89,234
GCAT, Series 2022-NQM4, Class A1, 5.27%, 08/25/2067 (Callable 08/25/2025)(a)(g)	79,809	79,737
GSAA Trust, Series 2005-6, Class M1, 5.10% (1 mo. Term SOFR + 0.76%), 06/25/2035 (Callable 01/25/2025)	64,369	64,079
Helios Issuer LLC, Series 2020-2A, Class A, 2.73%, 11/01/2055 (Callable 10/30/2030)(a)	441,455	349,067
Home Partners of America Trust, Series 2019-1, Class B, 3.16%, 09/17/2039 (Callable 01/17/2025)(a)	76,218	71,936
Horizon Aircraft Finance Ltd., Series 2024-1, Class A, 5.38%, 09/15/2049(a)	246,875	241,570
Jersey Mike’s Funding, Series 2024-1A, Class A2, 5.64%, 02/15/2055 (Callable 02/15/2029)(a)	260,000	258,107
KREF
Series 2021-FL2, Class B, 6.15% (1 mo. Term SOFR + 1.76%), 02/15/2039 (Callable 01/15/2025)(a)	100,000	97,814
Series 2022-FL3, Class A, 5.82% (1 mo. Term SOFR + 1.45%), 02/17/2039 (Callable 01/17/2025)(a)	98,052	98,306

The accompanying notes are an integral part of these financial statements.

106

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class A, 2.64%, 10/15/2046(a)	$186,128	$169,807
Mill City Solar Loan, Series 2019-2GS, Class A, 3.69%, 07/20/2043 (Callable 08/20/2035)(a)	62,523	55,255
Morgan Stanley ABS Capital I, Inc., Series 2006-NC1, Class M1, 5.02% (1 mo. Term SOFR + 0.68%), 12/25/2035 (Callable 01/25/2025)	67,034	66,731
Mosaic Solar Loans LLC
Series 2018-1A, Class A, 4.01%, 06/22/2043 (Callable 04/20/2030)(a)	131,975	123,019
Series 2018-2GS, Class A, 4.20%, 02/22/2044 (Callable 06/20/2030)(a)	145,985	134,127
Series 2018-2GS, Class B, 4.74%, 02/22/2044 (Callable 06/20/2030)(a)	91,584	84,513
Navient Student Loan Trust
Series 2019-GA, Class A, 2.40%, 10/15/2068 (Callable 04/15/2027)(a)	38,090	36,204
Series 2020-BA, Class A2, 2.12%, 01/15/2069 (Callable 07/15/2027)(a)	83,498	78,699
Series 2020-HA, Class A, 1.31%, 01/15/2069 (Callable 12/15/2027)(a)	50,221	46,808
Series 2021-A, Class A, 0.84%, 05/15/2069 (Callable 09/15/2028)(a)	44,888	40,528
Series 2021-BA, Class A, 0.94%, 07/15/2069 (Callable 07/15/2029)(a)	39,320	35,039
Series 2021-FA, Class A, 1.11%, 02/18/2070 (Callable 09/15/2030)(a)	361,836	316,083
Navigator Aircraft ABS Ltd., Series 2024-1, Class A, 5.40%, 08/15/2049(a)	244,048	238,219
Neighborly Issuer, Series 2021-1A, Class A2, 3.58%, 04/30/2051 (Callable 10/30/2026)(a)	482,500	444,273
OCCU Auto Receivables Trust, Series 2022-1A, Class A3, 5.50%, 10/15/2027 (Callable 10/15/2027)(a)	96,842	97,178

	Par	Value
Pagaya AI Debt Selection Trust, Series 2023-3, Class A, 7.60%, 12/16/2030 (Callable 04/15/2025)(a)	$89,732	$90,135
PennyMac Mortgage Investment Trust, Series 2017-PM1, Class XIO, 0.00%, 10/25/2048(a)(f)	133,397,083	588,468
Progress Residential Trust
Series 2021-SFR3, Class G, 4.25%, 05/17/2026(a)	1,100,000	1,038,973
Series 2021-SFR6, Class G, 4.00%, 07/17/2038 (Callable 07/17/2026)(a)	700,000	671,858
Ready Capital Corp., Series 2023-FL11, Class B, 7.87% (1 mo. Term SOFR + 3.53%), 10/25/2039 (Callable 02/25/2025)(a)	100,000	100,524
Renaissance Home Equity Loan Trust, Series 2004-4, Class MF2, 5.82%, 02/25/2035 (Callable 01/25/2025)(g)	246,376	213,165
Santander Consumer USA Holdings, Inc., Series 2022-3, Class C, 4.49%, 08/15/2029 (Callable 07/15/2026)	200,000	199,038
SBA Depositor LLC, Series 2022-1, 6.60%, 01/15/2028 (Callable 01/15/2027)(a)	210,000	214,280
SERVPRO Master Issuer LLC, Series 2024-1A, Class A2, 6.17%, 01/25/2054 (Callable 01/25/2029)(a)	99,250	99,100
Slam Ltd., Series 2024-1A, Class A, 5.34%, 09/15/2049(a)	118,099	115,608
SMB Private Education Loan Trust, Series 2024-F, Class A1A, 5.06%, 03/16/2054 (Callable 09/15/2035)(a)	97,813	97,211
SoFi Professional Loan Program LLC
Series 2018-C, Class R1, 0.00%, 01/25/2048 (Callable 06/25/2026)(a)	10,000	80,920
Series 2020-C, Class AFX, 1.95%, 02/15/2046 (Callable 08/15/2028)(a)	64,597	59,731
Series 2021-B, Class R1, 0.00%, 02/15/2047 (Callable 11/15/2029)(a)	10,000	299,735

The accompanying notes are an integral part of these financial statements.

107

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Starwood Property Mortgage Trust
Series 2019-FL1, Class B, 6.11% (1 mo. Term SOFR + 1.71%), 07/15/2038 (Callable 02/15/2025)(a)	$100,000	$99,737
Series 2019-FL1, Class C, 6.46% (1 mo. Term SOFR + 2.06%), 07/15/2038 (Callable 02/15/2025)(a)	100,000	99,675
Structured Asset Securities Corp., Series 2006-BC3, Class A3, 4.77% (1 mo. Term SOFR + 0.43%), 10/25/2036 (Callable 01/25/2025)	400,841	322,381
Sunnova Energy International, Inc., Series 2023-A, Class A, 5.30%, 05/20/2050 (Callable 05/20/2028)(a)	90,732	91,617
Sunrun, Inc., Series 2019-1A, Class A, 3.98%, 06/30/2054 (Callable 09/30/2030)(a)	87,646	79,400
Taco Bell Corp., Series 2016-1A, Class A23, 4.97%, 05/25/2046 (Callable 02/25/2025)(a)	251,250	250,862
T-Mobile US, Inc., Series 2022-1A, Class A, 4.91%, 05/22/2028 (Callable 12/20/2025)(a)	121,564	121,711
Vericrest Opportunity Loan Transferee, Series 2021-NPL1, Class A2, 4.95%, 02/27/2051 (Callable 01/25/2025)(a)(g)	735,438	732,253
Verus Securitization Trust, Series 2022-8, Class A3, 6.13%, 09/25/2067 (Callable 10/25/2025)(a)(g)	79,433	80,288
Wendy’s SPV Guarantor LLC, Series 2019-1A, Class A2I, 3.78%, 06/15/2049 (Callable 03/15/2025)(a)	88,992	86,908
Wingstop, Inc., Series 2020-1A, Class A2, 2.84%, 12/05/2050 (Callable 03/05/2025)(a)	246,250	230,903
Zaxby’s Operating Co. LP, Series 2021-1A, Class A2, 3.24%, 07/30/2051 (Callable 07/30/2025)(a)	145,125	128,527
TOTAL ASSET-BACKED SECURITIES (Cost $16,290,229)		15,423,719

		Par	Value
FOREIGN GOVERNMENT DEBT OBLIGATIONS - 5.8%
Abu Dhabi Government International Bond, 3.88%, 04/16/2050(a)		$200,000	$152,934
Airservices Australia
5.40%, 11/15/2028 (Callable 08/15/2028)	AUD	240,000	152,988
2.20%, 05/15/2030	AUD	210,000	114,469
Brazil Letras do Tesouro Nacional, 0.00%, 01/01/2026(b)	BRL	5,978,000	837,212
Brazil Notas do Tesouro Nacional Serie B, 6.00%, 08/15/2050	BRL	213,000	130,636
Bundesrepublik Deutschland Bundesanleihe
0.00%, 02/15/2031	EUR	125,000	113,867
2.20%, 02/15/2034	EUR	165,000	168,796
0.00%, 05/15/2035	EUR	55,000	44,539
Canadian Government Bond
1.25%, 03/01/2025	CAD	25,000	17,338
0.50%, 12/01/2030	CAD	70,000	42,053
China Government Bond, 2.69%, 08/12/2026	CNY	910,000	127,847
Colombia Government International Bond, 4.13%, 05/15/2051 (Callable 11/15/2050)		200,000	114,000
CPPIB Capital, Inc., 2.25%, 12/01/2031(a)	CAD	145,000	93,192
Finland Government Bond, 3.00%, 09/15/2033(a)	EUR	225,000	237,015
Guatemala Government Bond, 4.38%, 06/05/2027		200,000	192,500
Indonesia Government International Bond
3.85%, 10/15/2030		200,000	186,197
3.05%, 03/12/2051		200,000	128,319
Indonesia Treasury Bond
8.38%, 09/15/2026	IDR	1,606,000,000	101,928
5.13%, 04/15/2027	IDR	1,385,000,000	82,678
6.38%, 08/15/2028	IDR	5,164,000,000	314,171
9.00%, 03/15/2029	IDR	1,457,000,000	96,889
6.50%, 02/15/2031	IDR	5,458,000,000	329,786
8.75%, 05/15/2031	IDR	2,438,000,000	164,412
6.38%, 04/15/2032	IDR	5,326,000,000	318,369
6.63%, 05/15/2033	IDR	1,779,000,000	107,282
6.63%, 02/15/2034	IDR	1,680,000,000	101,395
7.50%, 06/15/2035	IDR	1,015,000,000	64,816
Ireland Government Bond, 1.10%, 05/15/2029	EUR	45,000	44,320
Japan Government Twenty Year Bond, 2.10%, 12/20/2025	JPY	98,700,000	637,233
Korea Treasury Bond
2.88%, 09/10/2026	KRW	200,420,000	136,357
2.38%, 03/10/2027	KRW	804,700,000	541,702

The accompanying notes are an integral part of these financial statements.

108

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

		Par	Value
FOREIGN GOVERNMENT DEBT OBLIGATIONS - (Continued)
2.13%, 06/10/2027	KRW	$293,300,000	$196,131
3.13%, 09/10/2027	KRW	103,300,000	70,864
1.38%, 12/10/2029	KRW	377,860,000	239,030
3.25%, 06/10/2033	KRW	207,000,000	142,859
Malaysia Government Bond, 3.84%, 04/15/2033	MYR	980,000	219,453
New South Wales Treasury Corp.
1.50%, 02/20/2032	AUD	280,000	139,752
2.00%, 03/08/2033	AUD	175,000	87,393
1.75%, 03/20/2034	AUD	185,000	86,914
2.25%, 05/07/2041	AUD	205,000	82,905
New Zealand Government Bond
4.25%, 05/15/2034	NZD	725,000	399,978
4.50%, 05/15/2035	NZD	445,000	248,340
4.25%, 05/15/2036	NZD	118,000	63,844
New Zealand Local Government Funding Agency Bond
2.25%, 05/15/2031	NZD	320,000	156,770
3.50%, 04/14/2033	NZD	132,000	67,464
Norway Government Bond
1.25%, 09/17/2031(a)	NOK	1,170,000	87,165
2.13%, 05/18/2032(a)	NOK	4,110,000	321,134
Paraguay Government International Bond, 4.70%, 03/27/2027		200,000	196,250
Philippine Government Bond
2.63%, 08/12/2025	PHP	16,740,000	283,348
3.63%, 09/09/2025	PHP	5,655,000	96,133
6.13%, 08/22/2028	PHP	9,480,000	163,844
6.25%, 02/28/2029	PHP	9,700,000	168,436
6.50%, 05/19/2029	PHP	8,780,000	153,750
6.75%, 09/15/2032	PHP	9,250,000	165,460
8.00%, 09/30/2035	PHP	3,300,000	65,129
Province of Quebec Canada, 4.50%, 09/08/2033		153,000	148,765
Queensland Treasury Corp.
4.50%, 08/22/2035(a)	AUD	355,000	207,196
5.25%, 07/21/2036(a)	AUD	385,000	237,371
2.25%, 11/20/2041(a)	AUD	200,000	79,632
Republic of Italy Government International Bond, 1.25%, 02/17/2026		200,000	192,084
Singapore Government Bond, 3.38%, 09/01/2033	SGD	240,000	182,053
South Australian Government Financing Authority, 1.75%, 05/24/2034	AUD	265,000	123,505
Treasury Corp. of Victoria
2.25%, 11/20/2034	AUD	150,000	71,806
5.00%, 11/20/2040	AUD	140,000	80,832

		Par	Value
United Kingdom Gilt
4.13%, 07/22/2029	GBP	$90,000	$111,713
3.25%, 01/31/2033	GBP	145,000	166,531
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $12,430,240)			11,399,074
BANK LOANS - 5.4%
Basic Materials - 0.2%
Hexion Holdings Corp., Senior Secured First Lien, 8.45% (1 mo. SOFR US + 4.00%), 03/15/2029 (Callable 02/01/2025)		29,697	29,751
Ineos US Finance T/L B, 7.76%, 02/07/2031		125,492	126,669
INEOS US Petrochem LLC, Senior Secured First Lien
8.81% (1 mo. SOFR US + 4.25%), 03/29/2029 (Callable 02/01/2025)		64,513	65,077
8.61% (1 mo. SOFR US + 4.25%), 10/07/2031 (Callable 02/01/2025)		30,000	30,337
Lummus Technology Holdings V LLC, Senior Secured First Lien, 7.36% (1 mo. SOFR US + 3.00%), 12/31/2029		53,390	53,865
Natgasoline LLC, Senior Secured First Lien, 9.13% (6 mo. SOFR US + 3.50%), 11/14/2025 (Callable 02/01/2025)		29,918	29,768
Olympus Water US Holding Corp., Senior Secured First Lien, 8.10% (3 mo. SOFR US + 3.50%), 06/23/2031 (Callable 02/01/2025)		74,813	75,140
Vantage Specialty Chemicals, Inc. First Lien, 9.35% (3 mo. Term SOFR + 4.75%), 10/26/2026 (Callable 02/01/2025)		59,847	59,324
			469,931
Communications - 0.2%
Acuris Finance US, Inc., Senior Secured First Lien, 8.08% (3 mo. SOFR US + 3.75%), 02/16/2028 (Callable 02/01/2025)		40,260	40,576
Altice France SA, Senior Secured First Lien, 10.16% (3 mo. SOFR US + 5.50%), 08/31/2028 (Callable 02/01/2025)		24,662	19,872

The accompanying notes are an integral part of these financial statements.

109

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Par	Value
BANK LOANS - (Continued)
Communications - (Continued)
Cengage Learning, Inc., Senior Secured First Lien
7.86% (1 mo. SOFR US + 3.50%), 11/24/2031 (Callable 02/01/2025)	$9,119	$9,177
8.01% (3 mo. SOFR US + 3.50%), 11/24/2031 (Callable 02/01/2025)	15,756	15,858
CSC Holdings LLC, Senior Secured First Lien, 7.17% (1 mo. Synthetic LIBOR + 2.50%), 04/15/2027 (Callable 02/01/2025)(c)	24,676	22,826
Directv Financing LLC, Senior Secured First Lien, 10.11% (3 mo. SOFR US + 5.00%), 08/02/2027 (Callable 02/01/2025)	13,972	14,043
Frontier Communications Holdings LLC, Senior Secured First Lien, 8.76% (3 mo. SOFR US + 3.50%), 07/01/2031 (Callable 02/01/2025)	54,863	55,617
Gray Television, Inc., 7.67% (1 mo. Term SOFR + 3.00%), 12/01/2028 (Callable 02/01/2025)	14,540	13,474
Lumen Technologies, Inc. First Lien, 7.04% (1 mo. Term SOFR + 2.35%), 04/16/2029	14,962	14,099
MH Sub I LLC, 8.76% (1 mo. Term SOFR + 4.25%), 12/11/2031 (Callable 02/01/2025)	25,000	24,820
NEP Group, Inc., Senior Secured First Lien
7.84% (1 mo. SOFR US + 3.25%), 08/19/2026	62,978	57,719
7.84% (1 mo. SOFR US + 3.25%), 08/19/2026	1,974	1,809
StubHub Holdco Sub LLC, Senior Secured First Lien, 9.11% (1 mo. SOFR US + 4.75%), 03/15/2030 (Callable 02/01/2025)	39,208	39,355
Zayo Group Holdings, Inc., Senior Secured First Lien, 7.59% (1 mo. SOFR US + 3.00%), 03/09/2027 (Callable 02/01/2025)	20,000	18,776
		348,021

	Par	Value
Consumer, Cyclical - 1.8%
1011778 BC ULC, Senior Secured First Lien, 6.11% (1 mo. SOFR US + 1.75%), 09/23/2030 (Callable 02/01/2025)	$801,038	$798,202
AAdvantage Loyalty IP Ltd., Senior Secured First Lien, 9.89% (3 mo. SOFR US + 4.75%), 04/20/2028 (Callable 02/01/2025)	69,500	71,467
Aramark Services, Inc., Senior Secured First Lien
6.34% (1 mo. SOFR US + 1.75%), 01/15/2027 (Callable 02/01/2025)	22,000	22,041
6.36% (1 mo. SOFR US + 2.00%), 04/06/2028 (Callable 02/01/2025)	30,000	30,169
6.36% (1 mo. SOFR US + 2.00%), 06/24/2030 (Callable 02/01/2025)	54,861	55,245
AS Mileage Plan IP Ltd., Senior Secured First Lien, 6.66% (3 mo. SOFR US + 2.00%), 10/15/2031 (Callable 02/01/2025)	120,000	120,750
BCPE Empire Holdings, Inc., Senior Secured First Lien, 7.86% (1 mo. SOFR US + 3.50%), 12/26/2028 (Callable 02/01/2025)	69,675	70,147
Carnival Corp., Senior Secured First Lien
7.11% (1 mo. SOFR US + 2.75%), 08/09/2027 (Callable 02/01/2025)	62,325	62,860
7.11% (1 mo. SOFR US + 2.75%), 10/18/2028 (Callable 02/01/2025)	83,000	83,701
ClubCorp Holdings, Inc., Senior Secured First Lien
9.85% (3 mo. SOFR US + 5.00%), 09/18/2026	25,236	25,344
10.13% (3 mo. SOFR US + 5.00%), 09/18/2026	1,029	1,034
Crown Finance US, Inc., Senior Secured First Lien, 9.80% (1 mo. SOFR US + 5.25%), 12/02/2031 (Callable 02/01/2025)	20,000	20,034
Delta 2 Lux Sarl, Senior Secured First Lien, 6.33% (3 mo. SOFR US + 2.00%), 09/19/2031 (Callable 02/01/2025)	85,000	85,329

The accompanying notes are an integral part of these financial statements.

110

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Par	Value
BANK LOANS - (Continued)
Consumer, Cyclical - (Continued)
Delta 2 Lux Sarl, 7.20% (3 mo. Term SOFR + 2.00%), 09/19/2031 (Callable 02/01/2025)	$43,000	$43,167
Dexko Global, Inc., Senior Secured First Lien, 8.60% (3 mo. SOFR US + 3.75%), 10/04/2028 (Callable 02/01/2025)	34,910	33,091
EG America LLC, Senior Secured First Lien, 8.61% (3 mo. SOFR US + 4.25%), 02/07/2028 (Callable 02/01/2025)	29,709	30,017
Fertitta Entertainment LLC/NV, Senior Secured First Lien, 7.86% (1 mo. SOFR US + 3.50%), 01/29/2029 (Callable 02/01/2025)	131,718	132,370
GBT US III LLC, Senior Secured First Lien, 7.63% (3 mo. SOFR US + 3.00%), 07/28/2031 (Callable 02/01/2025)	20,000	20,122
Golden State Foods LLC, Senior Secured First Lien, 8.77% (1 mo. SOFR US + 4.25%), 12/04/2031 (Callable 02/01/2025)	20,000	20,203
Great Outdoors Group LLC, Senior Secured First Lien, 8.34% (1 mo. SOFR US + 3.75%), 03/06/2028 (Callable 02/01/2025)	99,194	99,863
Hilton Domestic Operating Co., Inc., Senior Secured First Lien, 6.09% (1 mo. SOFR US + 1.75%), 11/08/2030 (Callable 02/01/2025)	170,000	171,063
Hunter Douglas, Inc., Senior Secured First Lien
8.02% (3 mo. SOFR US + 3.50%), 02/26/2029 (Callable 02/01/2025)	45,132	45,166
8.02% (3 mo. SOFR US + 3.50%), 02/26/2029 (Callable 02/01/2025)	16,572	16,584
JetBlue Airways Corp., Senior Secured First Lien
9.85% (3 mo. SOFR US + 5.50%), 08/27/2029 (Callable 02/01/2025)	186,273	188,059
9.85% (3 mo. SOFR US + 5.50%), 08/27/2029 (Callable 02/01/2025)	19,212	19,396

	Par	Value
KFC Holding Co., Senior Secured First Lien, 6.35% (1 mo. SOFR US + 1.75%), 03/15/2028 (Callable 02/01/2025)	$149,611	$150,146
Kodiak BP LLC, Senior Secured First Lien, 8.27% (1 mo. SOFR US + 3.75%), 12/04/2031 (Callable 02/01/2025)	5,000	5,010
LBM Acquisition LLC, Senior Secured First Lien, 8.40% (1 mo. SOFR US + 3.75%), 06/06/2031 (Callable 02/01/2025)	94,438	93,788
Life Time, Inc., Senior Secured First Lien, 7.03% (1 mo. SOFR US + 2.50%), 11/05/2031 (Callable 02/01/2025)	30,000	30,157
Ontario Gaming GTA LP, Senior Secured First Lien, 8.58% (3 mo. SOFR US + 4.25%), 08/01/2030 (Callable 02/01/2025)	30,638	30,739
Ovg Business Services LLC, Senior Secured First Lien, 7.36% (1 mo. SOFR US + 3.00%), 06/25/2031 (Callable 02/01/2025)	39,900	40,050
PetSmart LLC, Senior Secured First Lien, 8.31% (1 mo. SOFR US + 3.75%), 02/14/2028 (Callable 02/01/2025)	72,563	72,411
Sabre GLBL, Inc., Senior Secured First Lien
8.09% (1 mo. SOFR US + 3.50%), 12/17/2027 (Callable 02/01/2025)	5,687	5,545
8.09% (1 mo. SOFR US + 3.50%), 12/17/2027 (Callable 02/01/2025)	3,234	3,153
10.56% (1 mo. SOFR US + 6.00%), 11/15/2029 (Callable 02/01/2025)	18,154	18,109
10.56% (1 mo. SOFR US + 6.00%), 11/15/2029 (Callable 02/01/2025)	7,907	7,749
SWF Holdings I FLSO T/L A2 (12/24), 0.00%, 10/06/2028	13,560	12,204
Tempur Sealy International, Inc., Senior Secured First Lien, 6.81% (SOFR + 2.50%), 10/24/2031 (Callable 02/01/2025)	155,000	155,629

The accompanying notes are an integral part of these financial statements.

111

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Par	Value
BANK LOANS - (Continued)
Consumer, Cyclical - (Continued)
Travel + Leisure Co., Senior Secured First Lien, 6.93% (3 mo. SOFR US + 2.50%), 12/14/2029 (Callable 02/01/2025)	$84,674	$85,036
UFC Holdings LLC, Senior Secured First Lien, 6.77% (3 mo. SOFR US + 2.25%), 11/21/2031 (Callable 02/01/2025)	230,000	231,555
United Airlines, Inc., Senior Secured First Lien, 6.63% (3 mo. SOFR US + 2.00%), 02/24/2031 (Callable 02/01/2025)	177,902	178,712
Verde Purchaser LLC, Senior Secured First Lien, 9.10% (3 mo. SOFR US + 4.50%), 11/29/2030 (Callable 02/01/2025)	14,962	15,028
WestJet Loyalty LP, Senior Secured First Lien, 7.58% (3 mo. SOFR US + 3.25%), 02/14/2031 (Callable 02/01/2025)	69,475	69,847
White Cap Supply Holdings LLC, Senior Secured First Lien, 7.82% (1 mo. SOFR US + 3.25%), 10/31/2029 (Callable 02/01/2025)	40,000	40,127
		3,510,419
Consumer, Non-cyclical - 1.0%
ADMI Corp., Senior Secured First Lien, 8.34% (1 mo. SOFR US + 3.75%), 12/23/2027	49,350	48,610
Allied Universal Holdco LLC, Senior Secured First Lien, 8.31% (1 mo. SOFR US + 3.75%), 05/15/2028 (Callable 02/01/2025)	123,128	123,684
Aspire Bakeries Holdings LLC, Senior Secured First Lien, 8.61% (1 mo. SOFR US + 4.25%), 12/23/2030 (Callable 02/01/2025)	34,912	35,305
Aveanna Healthcare LLC, Senior Secured First Lien, 8.46% (3 mo. SOFR US + 3.75%), 07/17/2028 (Callable 02/01/2025)	127,594	126,741
Bausch + Lomb Corp., Senior Secured First Lien, 7.79% (1 mo. SOFR US + 3.25%), 05/10/2027 (Callable 02/01/2025)	131,240	131,902

	Par	Value
CHG Healthcare Services, Inc., Senior Secured First Lien
7.40% (3 mo. SOFR US + 3.00%), 09/29/2028 (Callable 02/01/2025)	$63,850	$64,160
8.54% (3 mo. SOFR US + 3.50%), 09/29/2028 (Callable 02/01/2025)	34,824	35,158
EAB Global, Inc., Senior Secured First Lien, 7.61% (1 mo. SOFR US + 3.25%), 08/16/2028 (Callable 02/01/2025)	29,775	29,928
First Advantage Holdings LLC, Senior Secured First Lien, 7.61% (1 mo. SOFR US + 3.25%), 10/31/2031 (Callable 02/01/2025)	74,283	75,165
Gainwell Acquisition Corp., Senior Secured First Lien, 8.53% (3 mo. SOFR US + 4.00%), 10/01/2027 (Callable 02/01/2025)	129,559	125,816
Garda World Security Corp., Senior Secured First Lien, 7.90% (1 mo. SOFR US + 3.50%), 02/01/2029 (Callable 02/01/2025)	74,433	74,852
Grifols Worldwide Operations USA, Inc., Senior Secured First Lien, 6.89% (3 mo. SOFR US + 2.00%), 11/15/2027 (Callable 02/01/2025)	15,184	15,147
Kronos Acquisition Holdings, Inc., Senior Secured First Lien, 8.58% (3 mo. SOFR US + 4.00%), 07/08/2031 (Callable 02/01/2025)	34,913	33,058
LifePoint Health, Inc., Senior Secured First Lien, 8.41% (3 mo. SOFR US + 3.75%), 05/19/2031 (Callable 02/01/2025)	123,925	124,519
Medline Borrower LP, Senior Secured First Lien, 6.61% (1 mo. SOFR US + 2.25%), 10/23/2028 (Callable 02/01/2025)	254,363	255,548
Organon & Co., 6.62% (1 mo. Term SOFR + 2.25%), 05/19/2031 (Callable 02/01/2025)	40,000	40,256
Radiology Partners, Inc., Senior Secured First Lien
8.54% (3 mo. SOFR US + 3.50%), 01/31/2029	75,561	74,862
8.54% (3 mo. SOFR US + 3.50%), 01/31/2029	1,662	1,646

The accompanying notes are an integral part of these financial statements.

112

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Par	Value
BANK LOANS - (Continued)
Consumer, Non-cyclical - (Continued)
Select Medical Corp., Senior Secured First Lien, 7.28% (1 mo. SOFR US + 2.75%), 12/03/2031 (Callable 02/01/2025)	$30,000	$30,137
Sotera Health Holdings LLC, Senior Secured First Lien, 7.84% (3 mo. SOFR US + 3.25%), 05/30/2031 (Callable 02/01/2025)	79,800	80,100
Southern Veterinary Partners LLC, Senior Secured First Lien, 7.71% (3 mo. SOFR US + 3.25%), 12/04/2031 (Callable 02/01/2025)	65,000	65,540
Team Health Holdings, Inc. First Lien, 9.82% (3 mo. Term SOFR + 5.25%), 03/02/2027 (Callable 02/01/2025)	29,914	29,005
Triton Water Holdings, Inc., Senior Secured First Lien, 8.10% (3 mo. SOFR US + 3.25%), 03/31/2028 (Callable 02/01/2025)	124,036	125,168
United Rentals North America, Inc., Senior Secured First Lien, 6.11% (1 mo. SOFR US + 1.75%), 02/14/2031 (Callable 02/01/2025)	129,299	130,592
Vestis Corp., Senior Secured First Lien, 6.76% (3 mo. SOFR US + 2.25%), 02/24/2031 (Callable 02/01/2025)	29,094	29,203
Wand NewCo 3, Inc., Senior Secured First Lien
7.61% (1 mo. SOFR US + 3.25%), 01/30/2031 (Callable 02/01/2025)	36,581	36,776
7.61% (3 mo. SOFR US + 3.25%), 01/30/2031 (Callable 02/01/2025)	22,018	22,136
		1,965,014
Energy - 0.0%(i)
Apro LLC, Senior Secured First Lien, 8.27% (3 mo. SOFR US + 3.75%), 07/09/2031 (Callable 02/01/2025)	44,888	45,383
WaterBridge Midstream Operating LLC, Senior Secured First Lien, 9.08% (3 mo. SOFR US + 4.75%), 06/27/2029 (Callable 02/01/2025)	14,963	14,925
		60,308

	Par	Value
Financial - 0.5%
Acrisure LLC, 7.84% (1 mo. Term SOFR + 3.25%), 11/06/2030 (Callable 02/01/2025)	$127,286	$127,654
Alliant Holdings Intermediate LLC, Senior Secured First Lien, 7.11% (1 mo. SOFR US + 2.75%), 09/19/2031 (Callable 02/01/2025)	99,002	99,379
Allspring Buyer LLC, Senior Secured First Lien, 7.44% (1 mo. SOFR US + 3.00%), 11/01/2030 (Callable 02/01/2025)	99,466	99,752
AssuredPartners, Inc., Senior Secured First Lien, 7.86% (1 mo. SOFR US + 3.50%), 02/14/2031 (Callable 02/01/2025)	89,350	89,643
Asurion LLC, Senior Secured First Lien, 8.81% (1 mo. SOFR US + 4.25%), 08/21/2028 (Callable 02/01/2025)	44,547	44,642
BroadStreet Partners, Inc., Senior Secured First Lien
7.36% (1 mo. SOFR US + 3.00%), 06/13/2031 (Callable 02/01/2025)	3,234	3,249
7.36% (1 mo. SOFR US + 3.00%), 06/16/2031 (Callable 02/01/2025)	31,591	31,736
CPI Holdco B LLC, 7.53% (1 mo. Term SOFR + 2.25%), 05/19/2031 (Callable 02/01/2025)	20,000	20,019
Edelman Financial Engines Center LLC, Senior Secured Second Lien, 9.61% (1 mo. SOFR US + 5.25%), 10/06/2028 (Callable 02/01/2025)	25,000	25,258
Focus Financial Partners LLC, Senior Secured First Lien, 7.61% (1 mo. SOFR US + 3.25%), 09/17/2031 (Callable 02/01/2025)	112,877	114,055
Focus Financial Partners LLC First Lien, 8.41% (1 mo. Term SOFR + 3.25%), 09/17/2031 (Callable 02/01/2025)	12,123	12,250
Hightower Holding LLC, Senior Secured First Lien, 8.07% (3 mo. SOFR US + 3.50%), 04/21/2028 (Callable 02/01/2025)	79,600	80,130

The accompanying notes are an integral part of these financial statements.

113

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Par	Value
BANK LOANS - (Continued)
Financial - (Continued)
OneDigital Borrower LLC, Senior Secured First Lien, 7.61% (1 mo. SOFR US + 3.25%), 07/02/2031 (Callable 02/01/2025)	$89,550	$89,888
OneDigital Borrower LLC, Senior Secured Second Lien, 9.61% (1 mo. SOFR US + 5.25%), 07/02/2032 (Callable 02/01/2025)	30,000	29,934
Sedgwick Claims Management Services, Inc., Senior Secured First Lien, 7.59% (3 mo. SOFR US + 3.00%), 02/24/2028 (Callable 02/01/2025)	64,838	65,308
		932,897
Industrial - 0.7%
AECOM, Senior Secured First Lien, 6.11% (1 mo. SOFR US + 1.75%), 10/29/2031 (Callable 02/01/2025)	209,388	211,700
Berry Global, Inc., Senior Secured First Lien
6.46% (1 mo. SOFR US + 1.75%), 07/02/2029 (Callable 02/01/2025)	364,881	366,092
6.46% (1 mo. SOFR US + 1.75%), 07/02/2029 (Callable 02/01/2025)	988	992
Brand Industrial Services, Inc., Senior Secured First Lien, 9.07% (3 mo. SOFR US + 4.50%), 08/01/2030 (Callable 02/01/2025)	29,700	28,961
Clean Harbors, Inc., Senior Secured First Lien, 6.11% (1 mo. SOFR US + 1.75%), 10/09/2028 (Callable 02/01/2025)	169,564	171,111
Construction Partners, Inc., Senior Secured First Lien, 6.84% (1 mo. SOFR US + 2.50%), 11/03/2031 (Callable 02/01/2025)	45,000	45,310
Dynasty Acquisition Co., Inc., Senior Secured First Lien
6.61% (1 mo. SOFR US + 2.25%), 10/31/2031 (Callable 02/01/2025)	69,547	69,954
6.61% (1 mo. SOFR US + 2.25%), 10/31/2031 (Callable 02/01/2025)	26,453	26,608

	Par	Value
Emrld Borrower LP First Lien, 7.07% (3 mo. Term SOFR + 2.50%), 08/04/2031 (Callable 02/01/2025)	$14,963	$15,040
Frontdoor, Inc., Senior Secured First Lien, 6.61% (1 mo. SOFR US + 2.25%), 12/19/2031 (Callable 02/01/2025)	5,000	5,025
Madison Safety & Flow LLC, Senior Secured First Lien, 7.61% (1 mo. SOFR US + 3.25%), 09/26/2031 (Callable 02/01/2025)	24,938	25,152
Nvent Thermal LLC, 8.70% (1 mo. Term SOFR + 3.50%), 09/12/2031 (Callable 02/01/2025)	50,000	50,610
Pretium PKG Holdings, Inc., Senior Secured First Lien
9.17% (3 mo. SOFR US + 4.60%), 10/02/2028	35,940	28,740
9.17% (3 mo. SOFR US + 4.60%), 10/02/2028	763	610
9.57% (3 mo. SOFR US + 5.00%), 10/02/2028	22,216	22,966
9.57% (3 mo. SOFR US + 5.00%), 10/02/2028	595	615
Restaurant Technologies, Inc., Senior Secured First Lien
8.58% (3 mo. SOFR US + 4.25%), 04/02/2029 (Callable 02/01/2025)	33,264	32,734
8.58% (3 mo. SOFR US + 4.25%), 04/02/2029 (Callable 02/01/2025)	3,177	3,126
8.58% (3 mo. SOFR US + 4.25%), 04/02/2029 (Callable 02/01/2025)	3,177	3,126
Signia Aerospace LLC First Lien, 7.67% (1 mo. Term SOFR + 3.00%), 12/11/2031 (Callable 02/01/2025)	5,000	5,009
Signia Aerospace LLC, Senior Secured First Lien
7.40% (3 mo. SOFR US + 3.00%), 12/11/2031 (Callable 02/01/2025)	33,000	33,062
7.40% (3 mo. SOFR US + 3.00%), 12/11/2031 (Callable 02/01/2025)	27,000	27,051
Titan Acquisition Ltd./Canada, Senior Secured First Lien, 8.78% (6 mo. SOFR US + 4.50%), 02/15/2029 (Callable 02/01/2025)	89,550	90,418

The accompanying notes are an integral part of these financial statements.

114

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Par	Value
BANK LOANS - (Continued)
Industrial - (Continued)
TransDigm, Inc., Senior Secured First Lien
7.08% (3 mo. SOFR US + 2.75%), 03/22/2030 (Callable 02/01/2025)	$29,775	$29,900
6.83% (3 mo. SOFR US + 2.50%), 02/28/2031 (Callable 02/01/2025)	74,625	74,837
7.32% (3 mo. SOFR US + 2.50%), 01/20/2032 (Callable 02/01/2025)	79,800	80,060
		1,448,809
Technology - 0.8%
Access CIG LLC, Senior Secured First Lien, 9.59% (3 mo. SOFR US + 5.00%), 08/18/2028 (Callable 02/01/2025)	30,683	31,020
Applied Systems, Inc., Senior Secured Second Lien, 9.58% (3 mo. SOFR US + 5.25%), 02/23/2032 (Callable 02/01/2025)	10,000	10,305
Ascend Learning LLC, Senior Secured First Lien
8.06% (1 mo. SOFR US + 3.50%), 12/11/2028 (Callable 02/01/2025)	63,043	63,462
8.06% (1 mo. SOFR US + 3.50%), 12/11/2028 (Callable 02/01/2025)	61,062	61,468
AthenaHealth Group, Inc., Senior Secured First Lien, 7.61% (1 mo. SOFR US + 3.25%), 02/15/2029 (Callable 02/01/2025)	65,617	65,910
Boxer Parent Co., Inc., Senior Secured First Lien, 8.34% (3 mo. SOFR US + 3.75%), 07/30/2031 (Callable 02/01/2025)	120,000	121,139
Boxer Parent Co., Inc., Senior Secured Second Lien, 10.34% (3 mo. SOFR US + 5.75%), 07/30/2032 (Callable 02/01/2025)	30,000	29,600
CACI International, Inc., Senior Secured First Lien
6.11% (1 mo. SOFR US + 1.75%), 10/30/2031 (Callable 02/01/2025)	17,333	17,388
6.30% (1 mo. SOFR US + 1.75%), 10/30/2031 (Callable 02/01/2025)	242,667	243,426

	Par	Value
Central Parent, Inc., Senior Secured First Lien, 7.58% (3 mo. SOFR US + 3.25%), 07/06/2029 (Callable 02/01/2025)	$74,813	$73,920
Cloud Software Group, Inc., Senior Secured First Lien
7.83% (3 mo. SOFR US + 3.50%), 03/29/2029 (Callable 02/01/2025)	18,479	18,556
7.83% (1 mo. SOFR US + 3.50%), 03/29/2029 (Callable 02/01/2025)	46	47
8.31% (1 mo. SOFR US + 3.75%), 03/24/2031 (Callable 02/01/2025)	260,000	261,161
CommScope T/L (12/24), Senior Secured First Lien 9.86% (1 mo. SOFR US + 5.50%), 12/18/2029	22,530	21,980
Cornerstone OnDemand, Inc., Senior Secured First Lien, 8.48% (1 mo. SOFR US + 3.75%), 10/16/2028 (Callable 02/01/2025)	38,386	33,894
Cotiviti, Inc., Senior Secured First Lien, 7.30% (1 mo. SOFR US + 2.75%), 04/30/2031 (Callable 02/01/2025)	99,251	99,934
Dcert Buyer, Inc., Senior Secured First Lien, 8.36% (1 mo. SOFR US + 4.00%), 10/16/2026 (Callable 02/01/2025)	32,501	31,305
McAfee Corp., Senior Secured First Lien, 7.37% (1 mo. SOFR US + 3.00%), 03/01/2029 (Callable 02/01/2025)	38,980	39,063
Mitchell International, Inc., Senior Secured First Lien, 7.61% (1 mo. SOFR US + 3.25%), 06/17/2031 (Callable 02/01/2025)	129,675	129,906
Mitchell International, Inc., Senior Secured Second Lien, 9.82% (1 mo. SOFR US + 5.25%), 06/17/2032 (Callable 02/01/2025)	30,000	29,750
Peraton Corp., Senior Secured First Lien, 8.31% (1 mo. SOFR US + 3.75%), 02/01/2028 (Callable 02/01/2025)	24,934	23,264

The accompanying notes are an integral part of these financial statements.

115

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Par	Value
BANK LOANS - (Continued)
Technology - (Continued)
PointClickCare Technologies, Inc., Senior Secured First Lien, 7.58% (3 mo. SOFR US + 3.25%), 11/03/2031 (Callable 02/01/2025)	$55,000	$55,413
Polaris Newco LLC, Senior Secured First Lien, 8.96% (3 mo. SOFR US + 4.00%), 06/05/2028 (Callable 02/01/2025)	29,846	29,937
RealPage, Inc., Senior Secured First Lien, 8.08% (3 mo. SOFR US + 3.75%), 04/24/2028 (Callable 02/01/2025)	20,000	20,119
Sandisk Corp./DE, 7.52% (1 mo. Term SOFR + 3.00%), 02/09/2032 (Callable 02/07/2025)	10,000	9,847
Zelis Payments Buyer, Inc., Senior Secured First Lien, 7.61% (1 mo. SOFR US + 3.25%), 11/26/2031 (Callable 02/01/2025)	45,000	45,216
		1,567,030
Utilities - 0.2%
Cornerstone Generation LLC, 7.95% (1 mo. Term SOFR + 3.25%), 10/28/2031 (Callable 02/01/2025)	65,000	65,650
Edgewater Generation LLC, Senior Secured First Lien, 8.61% (1 mo. SOFR US + 4.25%), 08/01/2030 (Callable 02/01/2025)	29,231	29,680
Lightning Power LLC, Senior Secured First Lien, 7.74% (3 mo. SOFR US + 3.25%), 08/18/2031 (Callable 02/01/2025)	39,900	40,404
NRG Energy, Inc., Senior Secured First Lien, 6.35% (3 mo. SOFR US + 1.75%), 04/16/2031 (Callable 02/01/2025)	234,472	235,031
		370,765
TOTAL BANK LOANS (Cost $10,627,375)		10,673,194
COLLATERALIZED LOAN OBLIGATIONS - 5.0%
Arbor Realty Trust, Inc., Series 2021-FL4, Class D, 7.41% (1 mo. Term SOFR + 3.01%), 11/15/2036 (Callable 01/15/2025)(a)	275,000	272,618

	Par	Value
Bain Capital Credit CLO
Series 2022-6A, Class CR, 6.52% (3 mo. Term SOFR + 2.00%), 01/22/2038 (Callable 01/22/2027)(a)	$500,000	$498,753
Series 2024-4A, Class C, 6.77% (3 mo. Term SOFR + 1.90%), 10/23/2037 (Callable 10/23/2026)(a)	250,000	252,019
BDS Ltd.
Series 2021-FL10, Class A, 5.84% (1 mo. Term SOFR + 1.46%), 12/16/2036 (Callable 01/16/2025)(a)	63,724	63,684
Series 2021-FL9, Class D, 6.74% (1 mo. Term SOFR + 2.36%), 11/16/2038 (Callable 01/16/2025)(a)	100,000	98,139
BlueMountain CLO Ltd., Series 2021-28A, Class C, 6.92% (3 mo. Term SOFR + 2.26%), 04/15/2034 (Callable 01/15/2025)(a)	250,000	250,120
Canyon Capital CLO Ltd.
Series 2014-1A, Class CR, 7.60% (3 mo. Term SOFR + 3.01%), 01/30/2031 (Callable 01/30/2025)(a)	250,000	250,610
Series 2021-2A, Class D, 8.27% (3 mo. Term SOFR + 3.61%), 04/15/2034 (Callable 01/15/2025)(a)	500,000	500,861
Carlyle Global Market Strategies, Series 2018-4A, Class D1R, 7.97% (3 mo. Term SOFR + 3.10%), 10/17/2037(a)	500,000	505,744
CBAM Ltd., Series 2017-1A, Class CR2, 6.48% (3 mo. Term SOFR + 2.10%), 01/20/2038(a)	250,000	250,044
Cent CLO, Series 2018-27A, Class DR, 8.72% (3 mo. Term SOFR + 4.09%), 01/25/2035 (Callable 01/25/2025)(a)	500,000	500,188
CIFC Funding Ltd., Series 2015-4A, Class BR2, 6.78% (3 mo. Term SOFR + 2.16%), 04/20/2034 (Callable 01/20/2025)(a)	250,000	250,163

The accompanying notes are an integral part of these financial statements.

116

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Empower CLO Ltd., Series 2024-2A, Class C, 7.43% (3 mo. Term SOFR + 2.10%), 07/15/2037 (Callable 07/15/2026)(a)	$500,000	$502,137
FS RIALTO
Series 2021-FL3, Class D, 7.01% (1 mo. Term SOFR + 2.61%), 11/16/2036 (Callable 01/16/2025)(a)	100,000	98,550
Series 2022-FL4, Class AS, 7.00% (30 day avg SOFR US + 2.40%), 01/19/2039 (Callable 01/17/2025)(a)	100,000	100,630
Greystone Commercial Real Estate Notes, Series 2021-FL3, Class D, 6.71% (1 mo. Term SOFR + 2.31%), 07/15/2039 (Callable 01/15/2025)(a)	100,000	98,833
HIG RCP LLC, Series 2023-FL1, Class B, 8.01% (1 mo. Term SOFR + 3.61%), 09/19/2038 (Callable 08/19/2026)(a)	100,000	101,182
Katayma CLO Ltd., Series 2024-2A, Class D, 9.12% (3 mo. Term SOFR + 4.50%), 04/20/2037 (Callable 04/20/2026)(a)	430,000	436,280
LCM LP, Series 24A, Class CR, 6.78% (3 mo. Term SOFR + 2.16%), 03/20/2030 (Callable 01/20/2025)(a)	250,000	250,562
LoanCore, Series 2022-CRE7, Class C, 7.10% (30 day avg SOFR US + 2.50%), 01/17/2037 (Callable 01/17/2025)(a)	100,000	99,737
Lument Finance Trust, Inc., Series 2021-FL1, Class B, 6.26% (1 mo. Term SOFR + 1.86%), 06/15/2039 (Callable 01/15/2025)(a)	100,000	99,986
Madison Park Funding Ltd., Series 2016-21A, Class BRR, 7.12% (3 mo. Term SOFR + 2.46%), 10/15/2032 (Callable 01/15/2025)(a)	250,000	250,443
Neuberger Berman CLO Ltd., Series 2021-40A, Class C, 6.66% (3 mo. Term SOFR + 2.01%), 04/16/2033 (Callable 01/16/2025)(a)	250,000	250,252

	Par	Value
Octagon Investment Partners Ltd., Series 2012-1A, Class CRR, 8.82% (3 mo. Term SOFR + 4.16%), 07/15/2029 (Callable 01/15/2025)(a)	$500,000	$501,441
OHA Credit Funding, Series 2021-8A, Class C, 6.79% (3 mo. Term SOFR + 2.16%), 01/18/2034 (Callable 01/18/2025)(a)	250,000	250,000
Palmer Square CLO Ltd., Series 2023-1A, Class C, 7.87% (3 mo. Term SOFR + 3.25%), 01/20/2036 (Callable 01/20/2025)(a)	500,000	500,000
Palmer Square Loan Funding Ltd., Series 2022-2A, Class B, 6.86% (3 mo. Term SOFR + 2.20%), 10/15/2030 (Callable 01/15/2025)(a)	800,000	801,279
PFP III Ltd., Series 2021-8, Class C, 6.31% (1 mo. Term SOFR + 1.91%), 08/09/2037 (Callable 09/14/2025)(a)	100,000	100,247
Storm King Park CLO Ltd., Series 2022-1A, Class AR, 6.02% (3 mo. Term SOFR + 1.36%), 10/15/2037 (Callable 10/15/2026)(a)	500,000	502,739
TCI-Flatiron CLO Ltd., Series 2018-1A, Class CR, 6.62% (3 mo. Term SOFR + 2.01%), 01/29/2032 (Callable 01/29/2025)(a)	250,000	250,231
TCW CLO Ltd., Series 2023-1A, Class C, 8.12% (3 mo. Term SOFR + 3.50%), 04/28/2036 (Callable 04/28/2025)(a)	400,000	403,070
TPG Real Estate Finance Issuer Ltd., Series 2022-FL5, Class AS, 6.53% (1 mo. Term SOFR + 2.15%), 02/15/2039 (Callable 01/15/2025)(a)	100,000	99,906
Wind River CLO Ltd., Series 2014-3A, Class DR2, 8.29% (3 mo. Term SOFR + 3.66%), 10/22/2031 (Callable 01/22/2025)(a)	500,000	500,206
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $9,853,769)		9,890,654

The accompanying notes are an integral part of these financial statements.

117

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Shares	Value
AFFILIATED REGISTERED INVESTMENT COMPANIES - 2.5%
Voya VACS Series EMHCD Fund	174,906	$1,761,302
Voya VACS Series HYB Fund	318,744	3,267,128
TOTAL AFFILIATED REGISTERED INVESTMENT COMPANIES (Cost $5,623,157)		5,028,430

		Par
FOREIGN GOVERNMENT AGENCY ISSUES - 1.4%
CDP Financial, Inc., 4.20%, 12/02/2030	CAD	$205,000	148,423
City of Oslo Norway, 3.99%, 06/11/2029	NOK	2,000,000	171,478
Export-Import Bank of India, 3.88%, 02/01/2028(a)		200,000	193,258
Indian Railway Finance Corp. Ltd., 3.25%, 02/13/2030(a)		200,000	181,299
Kuntarahoitus Oyj, 5.96% (Norway Interbank Offered Rate Fixing 3 Month + 1.25%), 01/10/2025	NOK	1,000,000	87,863
Norway Government Bond, 3.00%, 08/15/2033(a)	NOK	1,525,000	125,490
NOTA DO TESOURO NACIONAL (PRICES NEAR 1000), 10.00%, 01/01/2027	BRL	6,885,000	1,011,281
Province of British Columbia Canada, 4.20%, 07/06/2033		145,000	137,975
Province of Ontario Canada
1.35%, 12/02/2030	CAD	395,000	245,675
3.45%, 06/02/2045	CAD	210,000	130,441
Republic of Austria Government Bond, 2.90%, 02/20/2033(a)	EUR	110,000	115,436
Treasury Corp. of Victoria, 4.75%, 09/15/2036	AUD	300,000	175,565
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $3,079,302)			2,724,184
MORTGAGE-BACKED SECURITIES - 1.2%
BX Trust
Series 2021-ACNT, Class C, 6.01% (1 mo. Term SOFR + 1.61%), 11/15/2038(a)		86,585	86,314
Series 2022-PSB, Class C, 8.09% (1 mo. Term SOFR + 3.70%), 08/15/2039(a)		91,000	91,284

	Par	Value
DBGS Mortgage Trust, Series 2021-W52, Class A, 5.91% (1 mo. Term SOFR + 1.51%), 10/15/2036(a)	$100,000	$98,462
Federal National Mortgage Association
Pool CB4565, 5.00%, 09/01/2052	135,838	132,153
Pool CB7984, 5.50%, 02/01/2054	168,215	166,165
Pool CB8140, 5.50%, 03/01/2054	256,319	254,717
Pool CB9324, 5.50%, 10/01/2054	449,944	446,992
Pool CB9326, 5.50%, 10/01/2054	174,209	172,576
Ginnie Mae II Pool
Pool MA8099, 3.50%, 06/20/2052	257,812	230,643
Pool MA8200, 4.00%, 08/20/2052	81,383	75,222
Pool MA8268, 4.50%, 09/20/2052	68,248	64,707
Pool MA8346, 4.00%, 10/20/2052	96,005	88,544
Pool MA8426, 4.00%, 11/20/2052	96,507	89,008
GS Mortgage Securities Corp. II, Series 2021-DM, Class D, 6.80% (1 mo. Term SOFR + 2.40%), 11/15/2036(a)	100,000	98,105
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, 6.11% (1 mo. Term SOFR + 1.54%), 12/15/2039(a)	300,000	299,531
TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,428,892)		2,394,423
CONVERTIBLE BONDS - 1.1%
Communications - 0.1%
Liberty Media Corp., 2.38%, 09/30/2053 (Callable 09/30/2028)(a)	100,000	135,597
Uber Technologies, Inc., 0.88%, 12/01/2028	162,000	177,787
		313,384
Consumer, Cyclical - 0.5%
Air Canada, 4.00%, 07/01/2025(d)	100,000	115,632
American Airlines Group, Inc., 6.50%, 07/01/2025	225,000	263,493
Burlington Stores, Inc., 1.25%, 12/15/2027	130,000	194,129

The accompanying notes are an integral part of these financial statements.

118

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Par	Value
CONVERTIBLE BONDS - (Continued)
Consumer, Cyclical - (Continued)
Marriott Vacations Worldwide Corp., 3.25%, 12/15/2027	$165,000	$154,279
Southwest Airlines Co., 1.25%, 05/01/2025	180,000	184,950
		912,483
Financial - 0.1%
DBS Group Holdings Ltd., 1.82% to 03/10/2026 then 5 yr. CMT Rate + 1.10%, 03/10/2031 (Callable 03/10/2026)	200,000	192,068
Utilities - 0.4%
American Water Capital Corp., 3.63%, 06/15/2026	190,000	187,553
CenterPoint Energy, Inc., 4.25%, 08/15/2026	210,000	214,194
Southern Co., 4.50%, 06/15/2027(a)	190,000	197,406
TXNM Energy, Inc., 5.75%, 06/01/2054(a)	130,000	150,853
		750,006
TOTAL CONVERTIBLE BONDS (Cost $2,079,442)		2,167,941
MUNICIPAL BONDS - 1.0%
Board of Water Commissioners City & County of Denver, 5.00%, 09/15/2049 (Callable 09/15/2034)	30,000	32,424
City of Charleston SC Waterworks & Sewer System Revenue, 5.00%, 01/01/2054 (Callable 01/01/2035)	90,000	96,818
City of Houston TX Airport System Revenue, 5.50%, 07/15/2039 (Callable 07/15/2034) (Obligor: United Airlines Inc)(j)	115,000	120,348
Commonwealth of Massachusetts Transportation Fund Revenue
5.00%, 06/01/2053 (Callable 06/01/2034)	60,000	64,297
5.00%, 06/01/2054 (Callable 06/01/2034)	155,000	165,749
Massachusetts Development Finance Agency, 5.00%, 09/01/2059 (Callable 09/01/2029) (Obligor: Worcester Polytechnic Inst)	25,000	25,646
Metropolitan Transportation Authority Dedicated Tax Fund
5.00%, 11/15/2051 (Callable 11/15/2034)	125,000	134,219

	Par	Value
4.00%, 11/15/2054 (Callable 11/15/2034)	$90,000	$84,286
New York City Municipal Water Finance Authority, 5.25%, 06/15/2053 (Callable 12/15/2034)	75,000	82,246
New York Power Authority, 5.00%, 11/15/2042 (Callable 11/15/2034)	25,000	28,110
New York State Dormitory Authority, 5.50%, 07/01/2054 (Callable 07/01/2034) (Obligor: Cornell University)	110,000	123,578
Ohio Water Development Authority Water Pollution Control Loan Fund, 5.00%, 12/01/2035 (Callable 12/01/2034)	105,000	120,474
Omaha Public Power District, 5.00%, 02/01/2054 (Callable 02/01/2034)	110,000	117,096
Port Authority of New York & New Jersey
5.00%, 09/01/2032(j)	100,000	108,727
5.00%, 09/01/2036 (Callable 09/01/2034)(j)	35,000	37,769
Salt River Project Agricultural Improvement & Power District
5.00%, 05/01/2039 (Callable 11/01/2034)	70,000	79,635
5.00%, 01/01/2054 (Callable 01/01/2035)	185,000	198,387
5.25%, 01/01/2054 (Callable 01/01/2035)	300,000	327,291
Texas Water Development Board, 4.13%, 10/15/2047 (Callable 10/15/2034)	125,000	120,252
TOTAL MUNICIPAL BONDS (Cost $2,123,284)		2,067,352
	Shares
CONVERTIBLE PREFERRED STOCKS - 0.4%
Industrial - 0.1%
Boeing Co., 6.00%, 10/15/2027	4,100	249,649
Technology - 0.1%
Hewlett Packard Enterprise Co., 7.63%, 09/01/2027	2,750	172,453
Utilities - 0.2%
NextEra Energy, Inc., 7.30%, 06/01/2027	9,350	456,186
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $845,097)		878,288

The accompanying notes are an integral part of these financial statements.

119

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)

	Shares	Value
PREFERRED STOCKS - 0.1%
Financial - 0.1%
Bank of Hawaii Corp., 8.00%, Perpetual (Callable 08/01/2029)	5,875	$153,455
TOTAL PREFERRED STOCKS (Cost $146,875)		153,455

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 0.1%
Call Options - 0.0%(i)
10-Year Forward Interest Rate Swap, Counterparty: J.P. Morgan Securities, Inc., Pay FIXED; Expiration: 08/14/2034; Exercise Rate: 2.38%	$641,560	641,560	$11,660
10-Year Forward Interest Rate Swap, Counterparty: Barclays Capital, Inc., Pay Fixed; Expiration: 11/27/2034; Exercise Rate: 2.36%	678,000	678,000	12,232
Interest Rate Swap - Forward Volatility Agreement 5Y5Y30Y, Counterparty: Barclays Capital, Inc., Pay Floating; Expiration: 06/14/2027; Exercise Rate: 0.00%	775,000	775,000	21,193
USD/CNH, Counterparty: BNP Paribas Securities Corp., Expiration: 02/14/2025; Exercise Price: $7.50	$35,000	35,000	$64
Put Options - 0.1%
Interest Rate Swap - Forward Volatility Agreement 5Y5Y30Y, Counterparty: Barclays Capital, Inc., Receive Float; Expiration: 05/25/2027; Exercise Rate: 0.00%	2,436,500	2,436,500	56,784
USD/BRL, Counterparty: Goldman Sachs, Expiration: 12/15/2025; Exercise Price: $5.75	27,000	27,000	260
TOTAL PURCHASED OPTIONS (Cost $7,754)			102,193
TOTAL INVESTMENTS - 96.3% (Cost $201,956,214)			190,591,352
Money Market Deposit Account - 2.3%(k)(l)			4,595,500

	Notional Amount	Contracts	Value
Other Assets in Excess of Liabilities - 1.4%			$2,868,614
TOTAL NET ASSETS - 100.0%			$198,055,466

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury
LIBOR - London Interbank Offered Rate
LP Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CNY - Chinese Yuan Renminbi
EUR - Euro
GBP - British Pound
IDR - Indonesian Rupiah
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean Won
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso
SGD - Singapore Dollar
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2024, the value of these securities total $74,569,240 or 37.7% of the Fund’s net assets.

(b)	Zero coupon bonds make no periodic interest payments.
(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	All or a portion of this security is on loan as of December 31, 2024. The total market value of these securities was $307,215 which represented 0.2% of net assets.
(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2024.

(f)	Interest only security.
(g)	Step coupon bond. The rate disclosed is as of December 31, 2024.
(h)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

(i)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

120

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
December 31, 2024(Continued)
(j)	Security subject to the Alternative Minimum Tax (“AMT”). As of December 31, 2024, the total value of securities subject to the AMT was $266,844 or 0.1% of net assets.
(k)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2024, was 4.24%.

(l)
All or a portion of security has been pledged as collateral for securities lending. The total value of assets committed as collateral as of December 31, 2024, is $313,320 which represented 0.2% of net assets.

The accompanying notes are an integral part of these financial statements.

121

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF WRITTEN OPTIONS
December 31, 2024

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (0.1)%
Call Options - (0.0)%(a)
1-Year Forward Interest Rate Swap, Counterparty: Bank of America, Receive SOFR; Expiration: 09/19/2028; Exercise Rate: 3.14%	$(3,390,000)	(3,390,000)	$(36,870)
USD/BRL, Counterparty: Goldman Sachs; Expiration: 12/15/2025; Exercise Price: $7.19	(27,000)	(27,000)	(945)
USD/TRY, Counterparty: Deutsche Bank; Expiration: 11/07/2025; Exercise Price: $47.00	(355,000)	(355,000)	(24,190)
Total Call Options			(62,005)
Put Options - (0.1)%
10-Year Forward Interest Rate Swap, Counterparty: J.P. Morgan Securities, Inc., Pay SOFR; Expiration: 08/14/2034; Exercise Rate: 5.54%	(641,560)	(641,560)	(22,971)
1-Year Forward Interest Rate Swap, Counterparty: Bank of America, Pay SOFR; Expiration: 09/19/2028; Exercise Rate: 3.14%	(3,390,000)	(3,390,000)	(11,994)
10-Year Forward Interest Rate Swap, Counterparty: Barclays Capital, Inc., Pay SOFR; Expiration: 11/27/2034; Exercise Rate: 5.36%	(678,000)	(678,000)	(25,855)
USD/TRY, Counterparty: Deutsche Bank; Expiration: 05/29/2025; Exercise Price: $38.50	(355,000)	(355,000)	(4,424)
Total Put Options			(65,244)
TOTAL WRITTEN OPTIONS (Premiums received $41,571)			$(127,249)

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

122

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF FUTURES CONTRACTS
December 31, 2024

Description	Contracts Purchased	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Euro-Bund	6	03/06/2025	$829,344	$(21,414)
U.S. Treasury 2 Year Notes	319	03/31/2025	65,589,391	31,065
U.S. Treasury 5 Year Notes	283	03/31/2025	30,084,227	(119,463)
U.S. Treasury Long Bonds	34	03/20/2025	3,870,687	(85,605)
U.S. Treasury Ultra Bonds	4	03/20/2025	475,625	(15,571)
				$(210,988)

Description	Contracts Sold	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	(89)	03/20/2025	$9,906,813	$133,946
Canadian 10 Year Government Bonds	(12)	03/20/2025	1,023,563	(16,163)
Euro-BTP Italian Government Bonds	(9)	03/06/2025	1,118,532	23,184
U.S. Treasury 10 Year Notes	(56)	03/20/2025	6,090,000	53,948
U.S. Treasury Long Bonds	(33)	03/20/2025	3,756,844	87,955
U.S. Treasury Ultra Bonds	(9)	03/20/2025	1,070,156	27,566
				$310,436
Net Unrealized Appreciation(Depreciation)				$99,448

The accompanying notes are an integral part of these financial statements.

123

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF FORWARD CURRENCY CONTRACTS
December 31, 2024

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
ANZ Securities, Inc.	01/15/2025	NZD	23,631	USD	14,141	$(918)
ANZ Securities, Inc.	01/15/2025	USD	58,635	AUD	90,392	2,687
ANZ Securities, Inc.	01/15/2025	USD	791,403	EUR	743,403	20,878
ANZ Securities, Inc.	01/27/2025	USD	598,125	JPY	89,089,544	30,045
Bank of America	04/03/2025	USD	45,940	TRY	2,127,000	(9,054)
Barclays Capital, Inc.	01/15/2025	EUR	1,176,958	USD	1,252,283	(32,383)
Barclays Capital, Inc.	01/27/2025	EUR	298,750	USD	315,106	(5,303)
Barclays Capital, Inc.	01/15/2025	GBP	39,000	USD	50,265	(1,448)
Barclays Capital, Inc.	01/27/2025	MXN	6,112,950	USD	300,000	(8,294)
Barclays Capital, Inc.	01/15/2025	NOK	4,153,353	EUR	355,038	(3,143)
Barclays Capital, Inc.	01/15/2025	NZD	1,141,182	AUD	1,031,629	11
Barclays Capital, Inc.	01/15/2025	NZD	1,488,910	USD	913,507	(80,387)
Barclays Capital, Inc.	02/07/2025	USD	264,117	BRL	1,615,494	4,509
Barclays Capital, Inc.	01/27/2025	USD	302,000	CAD	420,952	8,852
Barclays Capital, Inc.	01/15/2025	USD	1,569,569	EUR	1,466,335	49,733
Barclays Capital, Inc.	01/27/2025	USD	315,822	EUR	298,750	6,019
Barclays Capital, Inc.	01/15/2025	USD	777,696	GBP	595,521	32,260
Barclays Capital, Inc.	01/15/2025	USD	290,989	JPY	43,633,938	13,169
Barclays Capital, Inc.	01/27/2025	USD	299,375	JPY	44,548,527	15,311
Barclays Capital, Inc.	01/15/2025	USD	181,176	MXN	3,546,340	11,571
Barclays Capital, Inc.	01/27/2025	USD	301,202	MXN	6,112,950	9,497
Barclays Capital, Inc.	02/07/2025	USD	16,534	MXN	340,734	303
BNP Paribas Securities Corp.	02/07/2025	BRL	1,143,545	USD	184,105	(338)
BNY Mellon Capital Markets LLC	01/27/2025	JPY	51,366,032	USD	337,500	(9,964)
BNY Mellon Capital Markets LLC	01/27/2025	USD	1,256,450	EUR	1,196,250	15,943
Canadian Imperial Bank Of Commerce	01/15/2025	CAD	217,625	USD	160,690	(9,208)
Canadian Imperial Bank Of Commerce	01/27/2025	JPY	39,971,663	USD	261,250	(6,370)
Canadian Imperial Bank Of Commerce	01/15/2025	NZD	44,500	USD	27,660	(2,760)
Canadian Imperial Bank Of Commerce	01/15/2025	USD	1,008,591	CAD	1,365,328	58,230
Canadian Imperial Bank Of Commerce	01/15/2025	USD	415,818	EUR	370,198	32,113
Canadian Imperial Bank Of Commerce	01/15/2025	USD	370,870	JPY	56,809,639	9,160
Citibank Global Markets, Inc.	01/15/2025	EUR	751,787	USD	799,366	(20,150)
Citibank Global Markets, Inc.	01/27/2025	EUR	597,500	USD	629,285	(9,680)
Citibank Global Markets, Inc.	01/15/2025	JPY	29,858,008	USD	194,069	(3,961)
Citibank Global Markets, Inc.	01/27/2025	JPY	136,258,614	USD	898,125	(29,271)
Citibank Global Markets, Inc.	01/15/2025	MXN	3,521,504	USD	170,347	(1,930)
Citibank Global Markets, Inc.	01/15/2025	USD	234,303	BRL	1,294,055	25,447
Citibank Global Markets, Inc.	02/07/2025	USD	169,672	BRL	1,037,637	2,924
Citibank Global Markets, Inc.	01/15/2025	USD	748,857	CAD	1,043,099	22,789
Citibank Global Markets, Inc.	01/15/2025	USD	2,368,932	EUR	2,212,439	75,770
Citibank Global Markets, Inc.	01/15/2025	USD	351,396	MXN	6,991,051	17,047
Deutsche Bank	11/10/2025	USD	125,418	TRY	5,914,715	(684)
Goldman Sachs	02/07/2025	BRL	1,601,924	USD	259,800	(2,372)
Goldman Sachs	01/15/2025	EUR	596,500	USD	630,471	(12,207)
Goldman Sachs	01/15/2025	JPY	34,621,648	USD	226,566	(6,128)
Goldman Sachs	01/15/2025	MXN	3,722,958	USD	189,839	(11,788)

The accompanying notes are an integral part of these financial statements.

124

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF FORWARD CURRENCY CONTRACTS
December 31, 2024(Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Goldman Sachs	01/15/2025	NOK	3,363,483	EUR	284,030	$1,069
Goldman Sachs	04/03/2025	TRY	2,127,000	USD	45,890	9,103
Goldman Sachs	11/10/2025	TRY	5,907,190	USD	125,418	524
Goldman Sachs	02/07/2025	USD	131,263	BRL	814,697	342
Goldman Sachs	01/05/2026	USD	960,398	BRL	5,978,000	71,158
Goldman Sachs	02/07/2025	USD	275	CLP	268,897	4
Goldman Sachs	01/15/2025	USD	1,012,599	EUR	950,635	27,280
Goldman Sachs	01/15/2025	USD	299,002	JPY	42,280,640	29,799
Goldman Sachs	01/27/2025	USD	896,875	JPY	134,518,003	39,120
HSBC Bank	01/15/2025	CAD	7,300	USD	5,423	(342)
HSBC Bank	01/15/2025	EUR	1,019,662	NOK	11,888,430	12,535
HSBC Bank	01/15/2025	EUR	473,736	USD	522,695	(31,674)
HSBC Bank	01/15/2025	NOK	4,142,894	EUR	353,946	(2,931)
HSBC Bank	01/15/2025	NZD	365,436	USD	227,372	(22,892)
HSBC Bank	01/15/2025	USD	27,193	AUD	40,881	1,890
HSBC Bank	01/15/2025	USD	693,039	CAD	962,978	22,740
HSBC Bank	01/15/2025	USD	1,754,883	EUR	1,617,698	78,162
HSBC Bank	01/15/2025	USD	187,956	MXN	3,854,383	3,619
HSBC Bank	01/15/2025	USD	3,138,849	NZD	5,105,272	282,195
J.P. Morgan Securities, Inc.	01/15/2025	EUR	354,284	NOK	4,168,168	1,061
J.P. Morgan Securities, Inc.	01/27/2025	EUR	298,750	USD	314,151	(4,348)
J.P. Morgan Securities, Inc.	01/15/2025	MXN	7,265,000	USD	361,922	(14,471)
J.P. Morgan Securities, Inc.	01/15/2025	NOK	4,187,366	EUR	355,038	(155)
J.P. Morgan Securities, Inc.	01/15/2025	NZD	607,851	AUD	550,356	(525)
J.P. Morgan Securities, Inc.	01/15/2025	NZD	357,445	USD	220,476	(20,467)
J.P. Morgan Securities, Inc.	01/15/2025	USD	598,641	EUR	550,197	28,369
J.P. Morgan Securities, Inc.	01/27/2025	USD	315,608	EUR	298,750	5,806
J.P. Morgan Securities, Inc.	01/27/2025	USD	298,750	JPY	45,087,171	11,251
J.P. Morgan Securities, Inc.	01/15/2025	USD	552,576	MXN	11,224,495	15,762
Morgan Stanley	01/15/2025	EUR	354,284	NOK	4,156,191	2,113
Morgan Stanley	01/15/2025	EUR	734,354	USD	814,524	(53,377)
Morgan Stanley	01/27/2025	EUR	298,750	USD	313,218	(3,415)
Morgan Stanley	01/27/2025	JPY	230,103,785	USD	1,495,625	(28,366)
Morgan Stanley	01/15/2025	MXN	7,119,551	USD	346,935	(6,441)
Morgan Stanley	01/15/2025	NOK	4,146,933	EUR	353,946	(2,576)
Morgan Stanley	01/15/2025	USD	17,232	AUD	26,177	1,029
Morgan Stanley	01/15/2025	USD	1,393,153	EUR	1,262,320	84,776
Morgan Stanley	01/27/2025	USD	313,150	EUR	299,375	2,699
Morgan Stanley	01/27/2025	USD	898,750	JPY	139,421,203	9,729
Morgan Stanley	01/15/2025	USD	225,525	MXN	4,449,972	12,704
Morgan Stanley	01/15/2025	USD	603,795	NZD	954,626	69,634
Morgan Stanley	02/07/2025	USD	1,401	ZAR	25,653	47
ROYAL BANK OF CANADA	01/15/2025	AUD	362,139	USD	241,599	(17,450)
ROYAL BANK OF CANADA	01/28/2025	NZD	660,219	AUD	597,800	(558)
Royal Bank of Canada Investment Management (USA) Ltd.	01/15/2025	CAD	760,589	USD	565,540	(36,118)

The accompanying notes are an integral part of these financial statements.

125

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF FORWARD CURRENCY CONTRACTS
December 31, 2024(Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Royal Bank of Canada Investment Management (USA) Ltd.	01/27/2025	CAD	420,952	USD	298,750	$(5,602)
Royal Bank of Canada Investment Management (USA) Ltd.	01/15/2025	EUR	1,878,228	USD	2,015,023	(68,266)
Royal Bank of Canada Investment Management (USA) Ltd.	01/15/2025	NZD	608,165	AUD	550,356	(350)
Royal Bank of Canada Investment Management (USA) Ltd.	01/15/2025	NZD	401,980	USD	249,017	(24,089)
Royal Bank of Canada Investment Management (USA) Ltd.	01/15/2025	USD	2,571,066	EUR	2,375,889	108,491
Royal Bank of Canada Investment Management (USA) Ltd.	01/27/2025	USD	316,947	EUR	298,750	7,144
Royal Bank of Canada Investment Management (USA) Ltd.	01/15/2025	USD	120,903	GBP	93,368	4,031
Royal Bank of Canada Investment Management (USA) Ltd.	01/27/2025	USD	1,195,625	JPY	180,827,889	42,574
Standard Chartered Securities N.A.	01/15/2025	USD	68,574	EUR	63,700	2,550
State Street Bank & Trust Co.	01/15/2025	BRL	2,229,554	USD	393,879	(34,037)
State Street Bank & Trust Co.	01/15/2025	CAD	375,185	USD	275,346	(14,192)
State Street Bank & Trust Co.	01/15/2025	EUR	193,728	USD	214,496	(13,700)
State Street Bank & Trust Co.	01/27/2025	EUR	1,496,250	USD	1,558,434	(6,829)
State Street Bank & Trust Co.	01/15/2025	GBP	37,000	USD	48,569	(2,255)
State Street Bank & Trust Co.	01/15/2025	JPY	42,471,047	USD	298,750	(28,334)
State Street Bank & Trust Co.	01/27/2025	JPY	182,403,454	USD	1,196,875	(33,778)
State Street Bank & Trust Co.	01/15/2025	MXN	7,203,466	USD	356,792	(12,284)
State Street Bank & Trust Co.	01/15/2025	NZD	973,558	USD	599,145	(54,391)
State Street Bank & Trust Co.	01/15/2025	USD	169,199	BRL	935,499	18,213
State Street Bank & Trust Co.	01/15/2025	USD	4,164,860	EUR	3,911,223	110,932
State Street Bank & Trust Co.	01/27/2025	USD	317,816	EUR	298,750	8,014
State Street Bank & Trust Co.	01/27/2025	USD	1,197,500	JPY	182,146,799	36,039
State Street Bank & Trust Co.	01/15/2025	USD	319,645	MXN	6,455,340	10,917
TD Securities	01/15/2025	CAD	46,963	USD	33,002	(313)
TD Securities	01/15/2025	EUR	9,700	USD	10,801	(747)
TD Securities	01/15/2025	NZD	51,387	USD	32,072	(3,318)
UBS AG	01/15/2025	CAD	79,270	USD	56,842	(1,665)
UBS AG	01/15/2025	EUR	1,603,438	USD	1,762,831	(100,890)
UBS AG	01/31/2025	EUR	6,266	USD	6,595	(97)
UBS AG	01/15/2025	JPY	29,924,812	USD	194,469	(3,936)
UBS AG	01/27/2025	JPY	359,620,502	USD	2,391,875	(98,751)
UBS AG	01/15/2025	USD	2,739,264	EUR	2,507,775	139,990
UBS AG	01/27/2025	USD	314,672	EUR	299,375	4,222
UBS AG	01/15/2025	USD	407,545	JPY	62,933,048	6,847
UBS AG	01/27/2025	USD	1,496,250	JPY	227,719,674	44,193
UBS AG	01/15/2025	USD	784,132	NZD	1,243,543	88,308
Net Unrealized Appreciation(Depreciation)						$899,582

The accompanying notes are an integral part of these financial statements.

126

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF FORWARD CURRENCY CONTRACTS
December 31, 2024(Continued)
AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CLP - Chilean Peso
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
TRY - Turkish Lira
USD - United States Dollar
ZAR - South African Rand
The accompanying notes are an integral part of these financial statements.

127

Wilshire Income Opportunities Fund
Schedule of Centrally Cleared Interest Rate Swap Contracts
December 31, 2024

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
Receive	SOFR	4.53%	Monthly	06/18/2026	$6,533,200	$ 0	$(19,062)	$ (19,062)
Receive	SOFR	4.24%	Monthly	07/22/2026	6,559,000	0	9,005	9,005
Receive	SOFR	3.84%	Monthly	08/16/2044	256,600	0	4,486	4,486
Receive	SOFR	3.86%	Monthly	11/29/2044	325,000	0	5,135	5,135
Total Interest Rate Swaps						$0	$(436)	$(436)

The swaps are centrally cleared. Morgan Stanley is the counterparty for the swaps in the Fund.
SOFR - Secured Overnight Borrowing Rate
The accompanying notes are an integral part of these financial statements.

128

Wilshire Income Opportunities Fund
Schedule of Over the Counter Volatility Swap Contracts
December 31, 2024

Reference Entity	Strike	Counterparty	Maturity Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
6-Month USD/MXN	13.50%	Morgan Stanley	06/12/2025	$4,000	$43
Net Unrealized Appreciation (Depreciation)					$43

There are no upfront payments or receipts associated with volatility swaps in the Fund as of December 31, 2024.
MXN - Mexican Peso
The accompanying notes are an integral part of these financial statements.

129

Wilshire Mutual Funds, Inc.
Statements of Assets and Liabilities
December 31, 2024

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO
ASSETS:
Unaffiliated investments, at value*	$222,045,735	$145,912,099
Investments in affiliated registered investment companies, at value (Note 6)	7,035,879	5,592,064
Cash and cash equivalents	9,681,370	6,564,892
Cash proceeds from securities lending (Note 8)	993,558	—
Margin deposits for futures contracts	114,040	81,960
Receivable for capital shares sold	33,976	60,052
Receivable for investment securities sold	758,756	—
Net unrealized appreciation on swap contracts	12,338,059	3,818,803
Net variation margin receivable on futures contracts	6,781	5,047
Securities lending income receivable	14	—
Dividends and interest receivable	236,478	308,843
Foreign withholding tax reclaims receivable	14,194	8,746
Other assets	25,872	21,986
Total assets	253,284,712	162,374,492
LIABILITIES:
Payable upon return of securities loaned (Note 8)	993,558	—
Payable for capital shares redeemed	182,878	84,870
Payable for investment securities purchased	204,293	54
Investment advisory fees payable (Note 3)	159,809	103,285
Distribution fees payable (Note 4)	63,711	977
Shareholder service fees payable (Note 4)	44,811	14,609
Administration fees payable	37,023	28,141
Foreign withholding tax payable	2,042	436
Line of credit payable (Note 5)	59,000	—
Accrued interest expense (Note 5)	3,136	120
Accrued expenses and other payables	77,511	73,209
Total liabilities	1,827,772	305,701
NET ASSETS	$ 251,456,940	$162,068,791
* Includes value of securities on loan	$976,360	$—
NET ASSETS CONSIST OF:
Paid-in capital	$122,835,178	$131,857,665
Distributable earnings	128,621,762	30,211,126
NET ASSETS	$ 251,456,940	$162,068,791

The accompanying notes are an integral part of these financial statements.

130

Wilshire Mutual Funds, Inc.
Statements of Assets and Liabilities
December 31, 2024(Continued)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO
NET ASSET VALUE PER SHARE:
INVESTMENT CLASS
Net assets applicable to Investment Class	$77,092,291	$3,837,424
Investment Class shares of beneficial interest outstanding (50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)	1,811,683	181,276
Net asset value, offering and redemption price per share	$42.55	$21.17
INSTITUTIONAL CLASS
Net assets applicable to Institutional Class	$174,364,649	$158,231,367
Institutional Class shares of beneficial interest outstanding (50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)	3,323,074	7,579,553
Net asset value, offering and redemption price per share	$52.47	$20.88
Unaffiliated investments, at cost	$114,256,034	$120,423,538
Investments in affiliated registered investment companies, at cost (Note 6)	$7,154,761	$5,695,014

The accompanying notes are an integral part of these financial statements.

131

Wilshire Mutual Funds, Inc.
Statements of Assets and Liabilities
December 31, 2024(Continued)

	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	FT WILSHIRE 5000 INDEXSM FUND
ASSETS:
Unaffiliated investments, at value*	$24,353,402	$24,856,420	$283,289,837
Cash and cash equivalents	380,943	279,502	1,554,892
Cash proceeds from securities lending (Note 8)	13,100	83,728	848,577
Receivable for capital shares sold	3,542	4,288	21,417
Receivable for investment securities sold	140,508	—	—
Securities lending income receivable	62	103	477
Dividends and interest receivable	6,276	36,550	190,447
Foreign withholding tax reclaims receivable	—	19	1,681
Other assets	14,359	14,315	32,364
Total assets	24,912,192	25,274,925	285,939,692
LIABILITIES:
Payable upon return of securities loaned (Note 8)	13,100	83,728	848,577
Payable for capital shares redeemed	16,473	16,357	77,616
Payable for investment securities purchased	122,710	—	—
Investment advisory fees payable (Note 3)	6,552	6,315	24,793
Distribution fees payable (Note 4)	9,936	1,606	71,367
Shareholder service fees payable (Note 4)	5,355	5,910	11,980
Administration fees payable	9,828	10,742	47,486
Foreign withholding tax payable	—	78	30
Accrued interest expense (Note 5)	—	48	—
Accrued expenses and other payables	41,973	45,218	77,232
Total liabilities	225,927	170,002	1,159,081
NET ASSETS	$ 24,686,265	$25,104,923	$284,780,611
* Includes value of securities on loan	$12,198	$80,828	$826,744
NET ASSETS CONSIST OF:
Paid-in capital	$22,107,959	$20,559,649	$63,178,081
Distributable earnings	2,578,306	4,545,274	221,602,530
NET ASSETS	$ 24,686,265	$25,104,923	$284,780,611

The accompanying notes are an integral part of these financial statements.

132

Wilshire Mutual Funds, Inc.
Statements of Assets and Liabilities
December 31, 2024(Continued)

	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	FT WILSHIRE 5000 INDEXSM FUND
NET ASSET VALUE PER SHARE:
INVESTMENT CLASS
Net assets applicable to Investment Class	$5,655,220	$5,080,913	$226,375,166
Investment Class shares of beneficial interest outstanding (50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)	333,576	200,299	6,918,907
Net asset value, offering and redemption price per share	$16.95	$25.37	$32.72
INSTITUTIONAL CLASS
Net assets applicable to Institutional Class	$ 19,031,045	$20,024,010	$58,405,445
Institutional Class shares of beneficial interest outstanding (50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)	928,935	766,936	1,782,943
Net asset value, offering and redemption price per share	$20.49	$26.11	$32.76
Unaffiliated investments, at cost	$19,085,759	$20,822,592	$60,570,780

The accompanying notes are an integral part of these financial statements.

133

Wilshire Mutual Funds, Inc.
Statements of Assets and Liabilities
December 31, 2024(Continued)

	WILSHIRE INTERNATIONAL EQUITY FUND	WILSHIRE INCOME OPPORTUNITIES FUND
ASSETS:
Unaffiliated investments, at value*	$190,258,932	$185,562,922
Investments in affiliated registered investment companies, at value (Note 6)	6,926,977	5,028,430
Cash and cash equivalents	6,911,550	4,371,326
Foreign currency, at value	63,515	120,142
Cash proceeds from securities lending (Note 8)	52,476	313,320
Margin deposits for futures contracts	117,540	815,223
Margin deposits for swap contracts	360,000	508,423
Net variation margin receivable on swaps	—	10,371
Receivable for capital shares sold	173,965	111,269
Receivable for investment securities sold	37,432	313,739
Unrealized appreciation on swap contracts	2,941,343	—
Unrealized appreciation on foreign forward currency contracts (Note 7)	—	1,921,253
Net variation margin receivable on futures contracts	6,922	8,677
Securities lending income receivable	27	361
Dividends and interest receivable	487,529	1,823,620
Foreign withholding tax reclaims receivable	480,801	—
Other assets	28,999	17,807
Total assets	208,848,008	200,926,883
LIABILITIES:
Options written, at value	—	127,249
Payable upon return of securities loaned (Note 8)	52,476	313,320
Payable for capital shares redeemed	107,932	40,591
Payable for investment securities purchased	52,073	1,049,685
Unrealized depreciation on foreign forward currency contracts (Note 7)	—	1,021,671
Investment advisory fees payable (Note 3)	152,855	78,745
Accrued Directors’ fees (Note 3)	3,208	3,001
Distribution fees payable (Note 4)	66	20
Shareholder service fees payable (Note 4)	21,666	26,333
Administration fees payable	41,459	34,911
Foreign withholding tax payable	27,405	6,158
Accrued interest expense (Note 5)	137	—
Accrued expenses and other payables	321,470	169,733
Total liabilities	780,747	2,871,417
NET ASSETS	$ 208,067,261	$198,055,466
* Includes value of securities on loan	$51,531	$307,215
NET ASSETS CONSIST OF:
Paid-in capital	$186,209,084	$236,448,703
Distributable earnings (Accumulated losses)	21,858,177	(38,393,237)
NET ASSETS	$ 208,067,261	$198,055,466

The accompanying notes are an integral part of these financial statements.

134

Wilshire Mutual Funds, Inc.
Statements of Assets and Liabilities
December 31, 2024(Continued)

	WILSHIRE INTERNATIONAL EQUITY FUND	WILSHIRE INCOME OPPORTUNITIES FUND
NET ASSET VALUE PER SHARE:
INVESTMENT CLASS
Net assets applicable to Investment Class	$691,943	$210,157
Investment Class shares of beneficial interest outstanding (50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)†	68,414	23,694
Net asset value, offering and redemption price per share(a)	$10.11	$8.87
INSTITUTIONAL CLASS
Net assets applicable to Institutional Class	$207,375,318	$197,845,309
Institutional Class shares of beneficial interest outstanding (50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)†	20,889,380	22,587,931
Net asset value, offering and redemption price per share(a)	$9.93	$8.76
Unaffiliated investments, at cost	$166,591,265	$196,333,057
Investments in affiliated registered investment companies, at cost (Note 6)	$7,038,750	$5,623,157
Foreign currency, at cost	$56,742	$121,435
Premiums received for options written	$—	$41,571

†	For Wilshire International Equity Fund, (40,000,000 shares authorized, per class, par value $.001 per share).
(a)	For Wilshire International Equity Fund, a redemption fee may apply to redemptions of shares held for sixty days or less, subject to certain exceptions (Note 2).
The accompanying notes are an integral part of these financial statements.

135

Wilshire Mutual Funds, Inc.
Statements of Operations
For the Year Ended Dcember 31, 2024

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO
INVESTMENT INCOME:
Dividends	$983,849	$2,632,766
Dividends from affiliated investment companies (Note 6)	453,770	333,910
Interest	1,517,881	1,050,607
Income from securities lending (Note 8)	768	151
Foreign taxes withheld	(7,819)	(27,153)
Total income	2,948,449	3,990,281
EXPENSES:
Investment advisory fee (Note 3)	1,862,029	1,265,115
Shareholder Service fees (Note 4)
Institutional Class	92,627	77,417
Investment Class	89,924	2,861
Distribution (12b-1) fees (Note 4)
Investment Class	177,101	9,867
Administration and accounting fees (Note 3)	146,598	110,764
Directors’ fees and expenses (Note 3)	69,380	48,618
Pricing costs	42,807	46,551
Professional fees	54,039	43,079
Registration and filing fees	38,570	36,725
Transfer agent fees (Note 3)	41,939	30,566
Printing expense	28,363	20,918
Custodian fees (Note 3)	28,864	32,809
Insurance expense	17,734	12,320
Other	15,183	14,468
Interest expense (Note 2)	9,238	298
Total expenses	2,714,396	1,752,376
Fees reduced and/or expenses reimbursed by Investment Adviser (Note 3)	(18,600)	(53,613)
Fees paid indirectly (Note 4)	(252)	—
Net expenses	2,695,544	1,698,763
Net investment income	252,905	2,291,518
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (Notes 2 and 6):
Net realized gains (losses) from:
Sale of unaffiliated investments	36,815,279	13,967,274
Sale of affiliated investment company shares	(1,498)	—
Long-term capital gain distribution from affiliated registered investment companies	45	32
Futures contracts	(2,632)	(8,576)
Swap contracts	10,287	9,066
Foreign currency transactions	—	(138)

The accompanying notes are an integral part of these financial statements.

136

Wilshire Mutual Funds, Inc.
Statements of Operations
For the Year Ended Dcember 31, 2024(Continued)

	LARGE COMPANY GROWTH PORTFOLIO	LARGE COMPANY VALUE PORTFOLIO
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	$28,530,489	$2,904,059
Investments in affiliated investment company shares	152,527	102,831
Futures contracts	295,239	199,783
Swap contracts	10,847,047	2,469,439
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies	—	(118)
Net realized and unrealized gains on investments and foreign currency transactions	76,646,783	19,643,652
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$76,899,688	$21,935,170

The accompanying notes are an integral part of these financial statements.

137

Wilshire Mutual Funds, Inc.
Statements of Operations
For the Year Ended Dcember 31, 2024(Continued)

	SMALL COMPANY GROWTH PORTFOLIO	SMALL COMPANY VALUE PORTFOLIO	FT WILSHIRE 5000 INDEXSM FUND
INVESTMENT INCOME:
Dividends	$137,678	$504,264	$3,567,223
Interest	24,990	18,746	178,455
Income from securities lending (Note 8)	869	1,819	10,323
Foreign taxes withheld	(413)	(902)	(261)
Total income	163,124	523,927	3,755,740
EXPENSES:
Investment advisory fee (Note 3)	213,498	219,444	267,275
Administration and accounting fees (Note 3)	38,113	41,506	181,501
Registration and filing fees	34,044	34,588	37,266
Shareholder Service fees (Note 4)
Institutional Class	24,662	24,801	19,882
Investment Class	4,549	6,768	135,597
Professional fees	23,652	24,840	52,971
Transfer agent fees (Note 3)	23,643	23,633	40,324
Distribution (12b-1) fees (Note 4)
Investment Class	14,350	13,622	424,695
Printing expense	13,509	14,254	24,975
Pricing costs	13,120	21,204	71,247
Custodian fees (Note 3)	12,924	12,908	18,179
Directors’ fees and expenses (Note 3)	7,374	7,436	73,803
Other	5,747	5,758	9,476
Insurance expense	1,946	2,169	18,863
Interest expense (Note 5)	—	95	101
Total expenses	431,131	453,026	1,376,155
Fees reduced and/or expenses reimbursed by Investment Adviser (Note 3)	(140,401)	(155,323)	—
Fees paid indirectly (Note 4)	(422)	(473)	—
Net expenses	290,308	297,230	1,376,155
Net investment income (loss)	(127,184)	226,697	2,379,585
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (Notes 2 and 6):
Net realized gains (losses) from:
Sale of unaffiliated investments	1,316,404	2,731,168	5,302,923
Net change in unrealized appreciation on:
Unaffiliated investments	(111,909)	(973,412)	46,154,136
Net realized and unrealized gains on investments and foreign currency transactions	1,204,495	1,757,756	51,457,059
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,077,311	$1,984,453	$53,836,644

The accompanying notes are an integral part of these financial statements.

138

Wilshire Mutual Funds, Inc.
Statements of Operations
For the Year Ended Dcember 31, 2024(Continued)

	WILSHIRE INTERNATIONAL EQUITY FUND	WILSHIRE INCOME OPPORTUNITIES FUND
INVESTMENT INCOME:
Dividends	$5,891,239	$39,480
Dividends from affiliated investment companies (Note 6)	442,194	424,093
Interest	1,359,624	10,483,602
Income from securities lending (Note 7)	4,159	9,087
Foreign taxes withheld	(633,557)	(29,309)
Total income	7,063,659	10,926,953
EXPENSES:
Investment advisory fee (Note 3)	2,221,184	1,200,591
Custodian fees (Note 3)	252,709	85,705
Administration and accounting fees (Note 3)	164,367	137,330
Shareholder service fees (Note 4)
Institutional Class	95,645	96,973
Investment Class	1,189	360
Pricing costs	89,304	290,288
Directors’ fees and expenses (Note 3)	65,059	58,736
Professional fees	81,056	66,077
Registration and filing fees	39,883	38,387
Transfer agent fees (Note 3)	35,805	31,697
Printing expense	23,984	23,480
Insurance expense	16,500	14,881
Interest expense (Note 2)	1,345	—
Other	16,908	16,051
Distribution (12b -1) fees (Note 4)
Investment Class	1,852	503
Total expenses	3,106,790	2,061,059
Fees reduced and/or expenses reimbursed by Investment Adviser (Note 3)	(324,061)	(259,670)
Fees paid indirectly (Note 4)	(3,736)	—
Net expenses	2,778,993	1,801,389
Net investment income	4,284,666	9,125,564
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (Notes 2 and 6):
Net realized gains (losses) from:
Sale of unaffiliated investments	17,243,255	(5,524,044)
Foreign capital gains tax	(370,520)	—
Sale of affiliated investment company shares	(1,354)	(84,347)
Long-term capital gain distribution from affiliated registered investment companies	38	45,668
Futures contracts	(3,400)	(37,369)
Forward foreign currency contracts	—	(92,865)
Option contracts written	—	244,841
Swap contracts	(1,398,868)	(482,427)
Foreign currency transactions	(56,812)	(10,897)

The accompanying notes are an integral part of these financial statements.

139

Wilshire Mutual Funds, Inc.
Statements of Operations
For the Year Ended Dcember 31, 2024(Continued)

	WILSHIRE INTERNATIONAL EQUITY FUND	WILSHIRE INCOME OPPORTUNITIES FUND
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	$(7,235,970)	$2,816,400
Investments in affiliated investment company shares	149,069	27,387
Futures contracts	292,832	(44,482)
Forward foreign currency contracts	—	1,230,939
Option contracts written	—	(114,685)
Swap contracts	1,304,935	395,541
Swaption contracts	—	—
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies	(46,480)	(17,889)
Net realized and unrealized gains (losses) on investments and foreign currency transactions	9,876,725	(1,648,229)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,161,391	$7,477,335

The accompanying notes are an integral part of these financial statements.

140

WILSHIRE MUTUAL FUNDS, INC.
Statements of Changes in Net Assets

	Large Company Growth Portfolio		Large Company Value Portfolio
	Year Ended December 31,		Year Ended December 31,
	2024	2023	2024	2023
OPERATIONS:
Net invesment income	$252,905	$550,335	$2,291,518	$2,225,745
Net realized gains on investments and foreign currency transactions	36,821,436	16,797,279	13,967,626	5,793,473
Long-term capital gain distributions from registered investment companies	45	19,427	32	13,461
Net change in unrealized appreciation on investments and foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies	39,825,302	56,221,726	5,675,994	17,042,450
Net increase in net assets resulting from operations	76,899,688	73,588,767	21,935,170	25,075,129
DISTRIBUTIONS TO SHAREHOLDERS (Notes 2 and 11):
Investment Class shares	(9,279,340)	(54,970)	(291,248)	(101,588)
Institutional Class shares	(17,999,831)	(496,403)	(13,082,872)	(4,920,987)
Total distributions to shareholders	(27,279,171)	(551,373)	(13,374,120)	(5,022,575)
CAPITAL STOCK TRANSACTIONS (DOLLARS) (Note 9):
Investment Class shares:
Shares sold	459,954	578,048	136,885	14,239
Shares issued as reinvestment of distributions	9,022,114	53,564	239,715	84,509
Shares redeemed	(7,780,002)	(7,751,707)	(428,469)	(898,217)
Net increase (decrease) in net assets from Investment Class share transactions	1,702,066	(7,120,095)	(51,869)	(799,469)
Institutional Class shares:
Shares sold	8,755,400	9,008,926	6,148,831	11,432,969
Shares issued as reinvestment of distributions	17,507,410	481,686	12,921,572	4,865,123
Shares redeemed	(55,860,663)	(44,707,625)	(30,462,894)	(40,337,685)
Net decrease in net assets from Institutional Class share transactions	(29,597,853)	(35,217,013)	(11,392,491)	(24,039,593)
Net increase (decrease) in net assets	21,724,730	30,700,286	(2,883,310)	(4,786,508)
NET ASSETS:
Beginning of period	229,732,210	199,031,924	164,952,101	169,738,609
End of period	$ 251,456,940	$229,732,210	$162,068,791	$164,952,101

The accompanying notes are an integral part of these financial statements.

141

WILSHIRE MUTUAL FUNDS, INC.
Statements of Changes in Net Assets(Continued)

	Small Company Growth Portfolio		Small Company Value Portfolio
	Year Ended December 31,		Year Ended December 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment income (loss)	$(127,184)	$(130,024)	$226,697	$294,523
Net realized gains (losses) on investments	1,316,404	(787,792)	2,731,168	620,869
Net change in unrealized appreciation (depreciation) on investments	(111,909)	4,832,159	(973,412)	2,825,515
Net increase in net assets resulting from operations	1,077,311	3,914,343	1,984,453	3,740,907
DISTRIBUTIONS TO SHAREHOLDERS (Notes 2 and 11):
Investment Class shares	—	—	(442,867)	(212,336)
Institutional Class shares	—	—	(1,766,089)	(826,843)
Total distributions to shareholders	—	—	(2,208,956)	(1,039,179)
CAPITAL STOCK TRANSACTIONS (DOLLARS) (Note 9):
Investment Class shares:
Shares sold	61,500	71,315	17,734	64,701
Shares issued as reinvestment of distributions	—	—	438,236	210,092
Shares redeemed	(641,399)	(974,072)	(868,515)	(569,823)
Net decrease in net assets from Investment Class share transactions	(579,899)	(902,757)	(412,545)	(295,030)
Institutional Class shares:
Shares sold	1,003,060	7,155,108	1,062,053	5,562,960
Shares issued as reinvestment of distributions	—	—	1,738,119	813,868
Shares redeemed	(2,490,832)	(6,973,033)	(3,221,189)	(7,082,366)
Net increase (decrease) in net assets from Institutional Class share transactions	(1,487,772)	182,075	(421,017)	(705,538)
Net increase (decrease) in net assets	(990,360)	3,193,661	(1,058,065)	1,701,160
NET ASSETS:
Beginning of period	25,676,625	22,482,964	26,162,988	24,461,828
End of period	$ 24,686,265	$25,676,625	$25,104,923	$26,162,988

The accompanying notes are an integral part of these financial statements.

142

WILSHIRE MUTUAL FUNDS, INC.
Statements of Changes in Net Assets(Continued)

	FT Wilshire 5000 IndexSM Fund		Wilshire International Equity Fund
	Year Ended December 31,		Year Ended December 31,
	2024	2023	2024	2023
OPERATIONS:
Net investment income	$2,379,585	$2,477,436	$4,284,666	$3,881,407
Net realized gains on investments and foreign currency transactions	5,302,923	4,963,038	15,412,301	11,539,327
Long-term capital gain distributions from regulated investment companies	—	—	38	18,998
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies	46,154,136	41,514,014	(5,535,614)	20,455,542
Net increase in net assets resulting from operations	53,836,644	48,954,488	14,161,391	35,895,274
DISTRIBUTIONS TO SHAREHOLDERS (Notes 2 and 11):
Investment Class shares	(6,201,954)	(6,240,531)	(76,123)	(22,934)
Institutional Class shares	(1,734,011)	(1,713,998)	(24,115,464)	(7,452,891)
Total distributions to shareholders	(7,935,965)	(7,954,529)	(24,191,587)	(7,475,825)
CAPITAL STOCK TRANSACTIONS (DOLLARS) (Note 9):
Investment Class shares:
Shares sold	9,141,479	12,812,128	129,900	103,561
Shares issued as reinvestment of distributions	5,917,370	5,965,429	64,338	20,986
Redemption fees (Note 2)	—	—	3	13
Shares redeemed	(16,786,161)	(16,624,087)	(239,881)	(502,227)
Net increase (decrease) in net assets from Investment Class share transactions	(1,727,312)	2,153,470	(45,640)	(377,667)
Institutional Class shares:
Shares sold	4,113,047	1,275,887	11,345,138	14,402,821
Shares issued as reinvestment of distributions	1,325,071	1,316,816	23,817,577	7,350,782
Redemption fees (Note 2)	—	—	854	3,569
Shares redeemed	(5,351,371)	(4,721,777)	(38,356,380)	(50,462,767)
Net increase (decrease) in net assets from Institutional Class share transactions	86,747	(2,129,074)	(3,192,811)	(28,705,595)
Net increase (decrease) in net assets	44,260,114	41,024,355	(13,268,647)	(663,813)
NET ASSETS:
Beginning of period	240,520,497	199,496,142	221,335,908	221,999,721
End of period	$284,780,611	$240,520,497	$208,067,261	$221,335,908

The accompanying notes are an integral part of these financial statements.

143

WILSHIRE MUTUAL FUNDS, INC.
Statements of Changes in Net Assets(Continued)

	Wilshire Income Opportunities Fund
	Year Ended December 31,
	2024	2023
OPERATIONS:
Net investment income	$9,125,564	$9,266,708
Net realized losses on investments and foreign currency transactions	(5,987,108)	(11,828,135)
Long-term capital gain distributions from regulated investment companies	45,668	4,633
Net change in unrealized appreciation on investments and foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies	4,293,211	16,103,878
Net increase in net assets resulting from operations	7,477,335	13,547,084
DISTRIBUTIONS TO SHAREHOLDERS (Notes 2 and 11):
Investment Class shares	(8,769)	(8,572)
Institutional Class shares	(9,241,555)	(7,085,603)
Total distributions to shareholders	(9,250,324)	(7,094,175)
CAPITAL STOCK TRANSACTIONS (DOLLARS) (Note 9):
Investment Class shares:
Shares sold	17,000	19,634
Shares issued as reinvestment of distributions	8,032	8,058
Shares redeemed	(18,029)	(349,098)
Net increase (decrease) in net assets from Investment Class share transactions	7,003	(321,406)
Institutional Class shares:
Shares sold	14,637,302	20,328,631
Shares issued as reinvestment of distributions	9,129,071	7,002,325
Shares redeemed	(26,268,818)	(64,358,117)
Net decrease in net assets from Institutional Class share transactions	(2,502,445)	(37,027,161)
Net decrease in net assets	(4,268,431)	(30,895,658)
NET ASSETS:
Beginning of period	202,323,897	233,219,555
End of period	$198,055,466	$202,323,897

The accompanying notes are an integral part of these financial statements.

144

Large Company Growth Portfolio
Financial Highlights
Investment Class Shares
For a fund share outstanding throughout each period.

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$35.37	$25.32	$44.34	$44.34	$38.88
Income (loss) from investment operations:
Net investment loss(a)	(0.05)	0.01	(0.05)	(0.27)	(0.19)
Net realized and unrealized gains (losses) on investments	12.97	10.07	(13.71)	10.33	15.00
Total from investment operations	12.92	10.08	(13.76)	10.06	14.81
Less distributions:
From net investment income	—	(0.03)	—	—	—
From realized capital gains	(5.74)	—	(5.26)	(10.06)	(9.35)
Total distributions	(5.74)	(0.03)	(5.26)	(10.06)	(9.35)
Net asset value, end of period	$42.55	$35.37	$25.32	$44.34	$44.34
Total return(b)	36.02%	39.81%	(31.74)%	23.03%	38.82%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$77,092	$63,069	$51,110	$86,217	$77,659
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly(c)	1.30%(d)	1.30%(d)	1.30%(d)	1.30%(d)	1.30%(d)
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly(c)(e)	1.32%	1.33%	1.31%	1.30%	1.31%
Net investment loss(f)	(0.11)%	0.03%	(0.15)%	(0.55)%	(0.43)%
Portfolio turnover rate	66%	66%	75%	85%	84%

(a)	The selected per share data was calculated using the average shares outstanding method for the year.
(b)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)	Ratio does not include expenses from underlying funds.
(d)
The ratio of operating expenses after fee reductions and expense reimbursements includes previous investments advisory fee reductions and expense reimbursements recouped by the Investment Adviser. If this expense offset was excluded, the ratio would have been 1.30%, 1.31%, 1.30%, 1.30% and 1.30% for the years ended December 31, 2024, 2023, 2022, 2021, and 2020 respectively (Note 3).

(e)
The ratio of operating expenses before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.32%, 1.33%, 1.31%, 1.30%, and 1.31% for the years ended December 31, 2024, 2023, 2022, 2021, and 2020 respectively (Note 4).

(f)	Ratio does not include net investment income of the investment companies in which the Portfolio invests.
See Notes to Financial Statements.

145

Large Company Growth Portfolio
Financial Highlights
Institutional Class Shares
For a fund share outstanding throughout each period.

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$42.55	$30.43	$51.72	$50.18	$42.99
Income (loss) from investment operations:
Net investment income (loss)(a)	0.10	0.12	0.07	(0.12)	(0.06)
Net realized and unrealized gains (losses) on investments(b)	15.58	12.13	(16.06)	11.72	16.65
Total from investment operations	15.68	12.25	(15.99)	11.60	16.59
Less distributions:
From net investment income	(0.02)	(0.13)	(0.04)	—	(0.05)
From realized capital gains	(5.74)	—	(5.26)	(10.06)	(9.35)
Total distributions	(5.76)	(0.13)	(5.30)	(10.06)	(9.40)
Net asset value, end of period	$52.47	$42.55	$30.43	$51.72	$50.18
Total return(c)	36.43%	40.24%	(31.53)%	23.42%	39.25%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$174,365	$166,663	$147,922	$208,370	$184,704
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly(d)	1.00%(g)	1.00%(g)	1.00%(g)	0.97%(g)	0.98%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly(d)(e)	1.00%	1.01%	1.00%	0.97%	0.98%
Net investment income (loss)(f)	0.19%	0.33%	0.17%	(0.22)%	(0.12)%
Portfolio turnover rate	66%	66%	75%	85%	84%

(a)	The selected per share data was calculated using the average shares outstanding method for the year.
(b)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(c)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(d)	Ratio does not include expenses from underlying funds.
(e)
The ratio of operating expenses before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.00%, 1.01%, 1.00%, 0.97%, and 0.98%, for the years ended December 31, 2024, 2023, 2022, 2021, and 2020, respectively (Note 4).

(f)	Ratio does not include net investment income of the investment companies in which the Portfolio invests.
(g)
The ratio of operating expenses after fee reductions and expense reimbursements includes previous investments advisory fee reductions and expense reimbursements recouped by the Investment Adviser. If this expense offset was excluded, the ratio would have been 1.00%, 1.00%, 1.00% and 0.97% for the years ended December 31, 2024, 2023, 2022 and 2021, respectively (Note 3).

See Notes to Financial Statements.

146

Large Company Value Portfolio
Financial Highlights
Investment Class Shares
For a fund share outstanding throughout each period.

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$ 20.12	$17.84	$22.29	$19.75	$20.11
Income (loss) from investment operations:
Net investment income(a)	0.23	0.20	0.12	0.05	0.22
Net realized and unrealized gains (losses) on investments and foreign currency transactions	2.52	2.64	(2.62)	4.99	(0.39)
Total from investment operations	2.75	2.84	(2.50)	5.04	(0.17)
Less distributions:
From net investment income	(0.17)	(0.12)	(0.21)	(0.28)	—
From realized capital gains	(1.53)	(0.44)	(1.74)	(2.22)	(0.19)
Total distributions	(1.70)	(0.56)	(1.95)	(2.50)	(0.19)
Net asset value, end of period	$ 21.17	$20.12	$17.84	$22.29	$19.75
Total return(b)	13.37%	15.96%	(11.46)%	25.82%	(0.81)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,837	$3,683	$4,029	$6,068	$5,509
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly(c)	1.30%	1.30%	1.29%	1.32%	1.32%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly(c)(d)	1.31%	1.32%	1.29%	1.32%	1.32%
Net investment income(e)	1.07%	1.07%	0.62%	0.24%	1.32%
Portfolio turnover rate	38%	50%	38%	87%	77%

(a)	The selected per share data was calculated using the average shares outstanding method for the year.
(b)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(a)	Ratio does not include expenses from underlying funds.
(d)
The ratio of operating expenses before fee reductions and expense reimbursements includes the effect of fees paid indirectly. If this expense offset was excluded, the ratio would have been 1.31%, 1.32%, 1.29%, 1.32%, and 1.32% for the years ended December 31, 2024, 2023, 2022, 2021, and 2020, respectively (Note 4).

(e)	Ratio does not include net investment income of the investment companies in which the Portfolio invests.
See Notes to Financial Statements.

147

Large Company Value Portfolio
Financial Highlights
Institutional Class Shares
For a fund share outstanding throughout each period.

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$19.91	$17.66	$22.29	$19.56	$19.86
Income (loss) from investment operations:
Net investment income(a)	0.30	0.26	0.18	0.13	0.28
Net realized and unrealized gains (losses) on investments and foreign currency transactions	2.50	2.60	(2.80)	5.14	(0.39)
Total from investment operations	2.80	2.86	(2.62)	5.27	(0.11)
Less distributions:
From net investment income	(0.30)	(0.17)	(0.27)	(0.32)	—
From realized capital gains	(1.53)	(0.44)	(1.74)	(2.22)	(0.19)
Total distributions	(1.83)	(0.61)	(2.01)	(2.54)	(0.19)
Net asset value, end of period	$20.88	$19.91	$17.66	$22.29	$19.56
Total return(b)	13.75%	16.27%	(11.97)%	27.26%	(0.52)%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$158,232	$161,269	$165,710	$223,288	$187,545
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly(c)	1.00%	1.00%	1.00%	0.99%	0.99%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly(c)(d)	1.03%	1.05%	1.02%	0.99%	0.99%
Net investment income(e)	1.36%	1.38%	0.92%	0.57%	1.65%
Portfolio turnover rate	38%	50%	38%	87%	77%

(a)	The selected per share data was calculated using the average shares outstanding method for the year.
(b)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)	Ratio does not include expenses from underlying funds.
(d)
The ratio of operating expenses before fee reductions and expense reimbursements includes the effect of fees paid indirectly. If this expense offset was excluded, the ratio would have been 1.03%, 1.05%, 1.02%, 0.99%, and 0.99% for the years ended December 31, 2024, 2023, 2022, 2021, and 2020 respectively (Note 4).

(e)	Ratio does not include net investment income of the investment companies in which the Portfolio invests.
See Notes to Financial Statements.

148

Small Company Growth Portfolio
Financial Highlights
Investment Class Shares
For a fund share outstanding throughout each period.

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$ 16.26	$13.79	$25.11	$30.94	$27.09
Income (loss) from investment operations:
Net investment loss(a)	(0.12)	(0.10)	(0.14)	(0.29)	(0.24)
Net realized and unrealized gains (losses) on investments	0.81	2.57	(7.65)	4.07	7.84
Total from investment operations	0.69	2.47	(7.79)	3.78	7.60
Less distributions:
From realized capital gains	—	—	(3.53)	(9.61)	(3.75)
Net asset value, end of period	$ 16.95	$16.26	$13.79	$25.11	$30.94
Total return(b)	4.24%	17.91%	(31.59)%	13.07%	28.98%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$5,655	$6,004	$5,938	$10,817	$11,128
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly	1.35%	1.35%(c)	1.34%(e)	1.35%	1.35%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly(d)	1.87%	1.67%	1.87%	1.63%	1.63%
Net investment loss	(0.70)%	(0.70)%	(0.74)%	(0.88)%	(0.91)%
Portfolio turnover rate	63%	81%	57%	65%	50%

(a)	The selected per share data was calculated using the average shares outstanding method for the year.
(b)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)
The ratio of operating expenses after fee reductions and expense reimbursements includes previous investment advisory fee reductions and expense reimbursements recouped by the Investment Advisor. If this expense offset was excluded, the ratio would have been 1.21% for the year ended December 31, 2023 (Note 3).

(d)
The ratio of operating expenses before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.87%, 1.67%, 1.87%, 1.63%, and 1.63% for the years ended December 31, 2023, 2022, 2021, and 2020 respectively (Note 4).

(e)
The ratio of operating expenses after fee reductions and expense reimbursements includes the effect of fees paid indirectly. If this expense offset was excluded, the ratio would have been 1.35% for the year ended December 31, 2022 (Note 4).

See Notes to Financial Statements.

149

Small Company Growth Portfolio
Financial Highlights
Institutional Class Shares
For a fund share outstanding throughout each period.

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$19.60	$16.58	$29.12	$34.40	$29.70
Income (loss) from investment operations:
Net investment loss(a)	(0.09)	(0.08)	(0.11)	(0.24)	(0.19)
Net realized and unrealized gains (losses) on investments	0.98	3.10	(8.90)	4.57	8.64
Total from investment operations	0.89	3.02	(9.01)	4.33	8.45
Less distributions:
From realized capital gains	—	—	(3.53)	(9.61)	(3.75)
Net asset value, end of period	$20.49	$19.60	$16.58	$29.12	$34.40
Total return(b)	4.54%	18.21%	(31.42)%	13.36%	29.30%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$19,031	$19,672	$16,545	$28,146	$36,932
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly	1.10%	1.10%	1.09%(d)	1.10%	1.10%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly(c)	1.67%	1.64%	1.67%	1.38%	1.36%
Net investment loss	(0.45)%	(0.44)%	(0.48)%	(0.64)%	(0.66)%
Portfolio turnover rate	63%	81%	57%	65%	50%

(a)	The selected per share data was calculated using the average shares outstanding method for the year.
(b)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)
The ratio of operating expenses before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.67%, 1.64%, 1.67%, 1.38%, and 1.36%, for the years ended December 31, 2024, 2023, 2022, 2021, and 2020 respectively (Note 4).

(d)
The ratio of operating expenses after fee reductions and expense reimbursements includes the effect of fees paid indirectly. If this expense offset was excluded, the ratio would have been 1.10% for the year ended December 31, 2022 (Note 4).

See Notes to Financial Statements.

150

Small Company Value Portfolio
Financial Highlights
Investment Class Shares
For a fund share outstanding throughout each period.

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$ 25.57	$22.69	$28.06	$21.45	$21.85
Income (loss) from investment operations:
Net investment income(a)	0.18	0.22	0.17	0.07	0.06
Net realized and unrealized gains (losses) on investments(b)	1.91	3.66	(3.01)	6.80	0.03
Total from investment operations	2.09	3.88	(2.84)	6.87	0.09
Less distributions:
From net investment income	(0.29)	(0.04)	(0.18)	(0.24)	—
From capital gains	(2.00)	(0.96)	(2.35)	(0.02)	(0.49)
Total distributions	(2.29)	(1.00)	(2.53)	(0.26)	(0.49)
Net asset value, end of period	$ 25.37	$25.57	$22.69	$28.06	$21.45
Total return(c)	7.70%	17.29%	(10.33)%	32.04%	0.47%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$5,081	$5,517	$5,189	$6,751	$5,186
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly	1.35%	1.35%	1.35%	1.35%	1.35%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly(d)	1.95%	1.97%	1.89%	1.75%	1.84%
Net investment income	0.68%	0.93%	0.66%	0.28%	0.36%
Portfolio turnover rate	53%	65%	52%	45%	54%

(a)	The selected per share data was calculated using the average shares outstanding method for the year.
(b)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(c)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(d)
The ratio of operating expenses before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.95%, 1.97%, 1.89%, 1.75%, and 1.84%, for the years ended December 31, 2024, 2023, 2022, 2021, and 2020, respectively (Note 4).

See Notes to Financial Statements.

151

Small Company Value Portfolio
Financial Highlights
Institutional Class Shares
For a fund share outstanding throughout each period.

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$26.33	$23.32	$28.78	$21.99	$22.33
Income (loss) from investment operations:
Net investment income(a)	0.25	0.29	0.23	0.13	0.11
Net realized and unrealized gains (losses) on investments(b)	1.96	3.78	(3.09)	7.00	0.04
Total from investment operations	2.21	4.07	(2.86)	7.13	0.15
Less distributions:
From net investment income	(0.43)	(0.10)	(0.25)	(0.32)	—
From realized capital gains	(2.00)	(0.96)	(2.35)	(0.02)	(0.49)
Total distributions	(2.43)	(1.06)	(2.60)	(0.34)	(0.49)
Net asset value, end of period	$26.11	$26.33	$23.32	$28.78	$21.99
Total return(c)	7.93%	17.62%	(10.13)%	32.40%	0.73%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$20,024	$20,646	$19,273	$30,347	$34,796
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly	1.10%	1.10%	1.10%	1.10%	1.10%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly(d)	1.70%	1.72%	1.60%	1.46%	1.52%
Net investment income	0.93%	1.19%	0.96%	0.49%	0.59%
Portfolio turnover rate	53%	65%	52%	45%	54%

(a)	The selected per share data was calculated using the average shares outstanding method for the year.
(b)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(c)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(d)
The ratio of operating expenses before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.70%, 1.72%, 1.60%, 1.46%, and 1.51% for the years ended December 31, 2024, 2023, 2022, 2021, and 2020 respectively (Note 4).

See Notes to Financial Statements.

152

FT Wilshire 5000 IndexSM Fund
Financial Highlights
Investment Class Shares
For a fund share outstanding throughout each period.

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$27.41	$22.68	$29.40	$25.14	$22.93
Income (loss) from investment operations:
Net investment income(a)	0.26	0.27	0.25	0.23	0.26
Net realized and unrealized gains (losses) on investments and foreign currency transactions	5.96	5.37	(5.80)	6.16	4.25
Total from investment operations	6.22	5.64	(5.55)	6.39	4.51
Less distributions:
From net investment income	(0.26)	(0.28)	(0.25)	(0.22)	(0.26)
From realized capital gains	(0.65)	(0.63)	(0.92)	(1.91)	(2.04)
Total distributions	(0.91)	(0.91)	(1.17)	(2.13)	(2.30)
Net asset value, end of period	$32.72	$27.41	$22.68	$29.40	$25.14
Total return(b)	22.60%	24.92%	(18.98)%	25.59%	19.93%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$226,375	$191,607	$157,124	$202,121	$164,172
Operating expenses	0.56%	0.59%	0.57%	0.52%	0.61%
Net investment income	0.84%	1.08%	0.98%	0.81%	1.13%
Portfolio turnover rate	2%	5%	21%	9%	9%

(a)	The selected per share data was calculated using the average shares outstanding method for the year.
(b)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

See Notes to Financial Statements.

153

FT Wilshire 5000 IndexSM Fund
Financial Highlights
INSTITUTIONAL CLASS SHARES
For a fund share outstanding throughout each period.

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$27.43	$22.69	$29.42	$25.15	$22.93
Income (loss) from investment operations:
Net investment income(a)	0.33	0.33	0.30	0.29	0.33
Net realized and unrealized gains (losses) on investments and foreign currency transactions	5.98	5.38	(5.81)	6.17	4.26
Total from investment operations	6.31	5.71	(5.51)	6.46	4.59
Less distributions:
From net investment income	(0.33)	(0.34)	(0.30)	(0.28)	(0.33)
From realized capital gains	(0.65)	(0.63)	(0.92)	(1.91)	(2.04)
Total distributions	(0.98)	(0.97)	(1.22)	(2.19)	(2.37)
Net asset value, end of period	$32.76	$27.43	$22.69	$29.42	$25.15
Total return(b)	22.91%	25.21%	(18.83)%	25.85%	20.28%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$58,406	$48,913	$42,372	$56,073	$48,571
Operating expenses	0.33%	0.35%	0.35%	0.31%	0.31%
Net investment income	1.07%	1.31%	1.17%	1.02%	1.44%
Portfolio turnover rate	2%	5%	21%	9%	9%

(a)	The selected per share data was calculated using the average shares outstanding method for the year.
(b)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

See Notes to Financial Statements.

154

Wilshire International Equity Fund
Financial Highlights
INVESTMENT CLASS SHARES
For a fund share outstanding throughout each period.

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$ 10.64	$9.36	$11.64	$12.38	$11.37
Income (loss) from investment operations:
Net investment income(a)	0.18	0.16	0.13	0.09	0.05
Net realized and unrealized gains (losses) on investments and foreign currency transactions	0.49	1.44	(2.32)	1.41	1.81
Total from investment operations	0.67	1.60	(2.19)	1.50	1.86
Less distributions:
From net investment income	(0.40)	(0.26)	0.00	(0.39)	(0.02)
From realized capital gains	(0.80)	(0.06)	(0.09)	(1.85)	(0.83)
Total distributions	(1.20)	(0.32)	(0.09)	(2.24)	(0.85)
Redemption fees (Note 2)	0.00(b)	0.00(b)	0.00(b)	0.00(b)	0.00(b)
Net asset value, end of period	$10.11	$10.64	$9.36	$11.64	$12.38
Total return(c)	5.93%	17.12%	(18.88)%	12.48%	16.55%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$692	$776	$1,037	$3,269	$2,438
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly(d)	1.50%	1.50%	1.50%	1.50%	1.50%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly(d)	1.76%(e)	1.77%(e)	1.75%(e)	1.76%(e)	1.69%(e)
Net investment income(f)	1.63%	1.53%	1.36%	0.65%	0.44%
Portfolio turnover rate	49%	55%	48%	53%	61%

(a)	The selected per share data was calculated using the average shares outstanding method for the year.
(b)	Amount rounds to less than $0.01 per share.
(c)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(d)	Ratio does not include expenses from underlying funds.
(e)
The ratio of operating expenses before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.76%, 1.77%, 1.75%, 1.76%, and 1.69% for the years ended December 31, 2024, 2023, 2022, 2021, and 2020 respectively (Note 4).

(f)	Ratio does not include net investment income of the investment companies in which the Portfolio invests.
See Notes to Financial Statements.

155

Wilshire International Equity Fund
Financial Highlights
Institutional Class Shares
For a fund share outstanding throughout each period.

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$10.49	$9.25	$11.47	$12.20	$11.19
Income (loss) from investment operations:
Net investment income(a)	0.22	0.18	0.15	0.12	0.08
Net realized and unrealized gains (losses) on investments and foreign currency transactions	0.48	1.43	(2.28)	1.39	1.78
Total from investment operations	0.70	1.61	(2.13)	1.51	1.86
Less distributions:
From net investment income	(0.46)	(0.31)	—	(0.39)	(0.02)
From realized capital gains	(0.80)	(0.06)	(0.09)	(1.85)	(0.83)
Total distributions	(1.26)	(0.37)	(0.09)	(2.24)	(0.85)
Redemption fees (Note 2)	0.00(b)	0.00(b)	0.00(b)	0.00(b)	0.00(b)
Net asset value, end of period	$9.93	$10.49	$9.25	$11.47	$12.20
Total return(c)	6.29%	17.34%	(18.63)%	12.78%	16.82%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$207,375	$220,560	$220,963	$295,154	$305,433
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly(d)	1.25%	1.25%	1.25%	1.25%	1.25%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly(d)	1.40%(e)	1.43%(e)	1.40%(e)	1.38%(e)	1.32%(e)
Net investment income(f)	1.93%	1.76%	1.57%	0.90%	0.71%
Portfolio turnover rate	49%	55%	48%	53%	61%

(a)	The selected per share data was calculated using the average shares outstanding method for the year.
(b)	Amount rounds to less than $0.01 per share.
(c)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(d)	Ratio does not include expenses from underlying funds.
(e)
The ratio of operating expenses before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.40%, 1.43%, 1.40%, 1.38%, and 1.32% for the years ending December 31, 2024, 2023, 2022, 2021, and 2020, respectively (Note 4).

(f)	Ratio does not include net investment income of the investment companies in which the Portfolio invests.
See Notes to Financial Statements.

156

Wilshire Income Opportunities Fund
Financial Highlights
Investment Class Shares
For a fund share outstanding throughout each period.

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.95	$8.66	$10.08	$10.39	$10.42
Income (loss) from investment operations:
Net investment income(a)	0.39	0.36	0.27	0.26	0.33
Net realized and unrealized gains (losses) on investments and foreign currency transactions(b)	(0.08)	0.18	(1.40)	(0.22)	0.03
Total from investment operations	0.31	0.54	(1.13)	0.04	0.36
Less distributions:
From net investment income	(0.39)	(0.25)	(0.29)	(0.26)	(0.35)
From realized capital gains	—	—	0.00	(0.09)	(0.04)
Total distributions	(0.39)	(0.25)	(0.29)	(0.35)	(0.39)
Net asset value, end of period	$8.87	$8.95	$8.66	$10.08	$10.39
Total return(c)	3.50%	6.34%	(11.18)%	0.40%	3.59%(d)
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$210	$205	$516	$2,136	$1,998
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly(e)	1.15%	1.15%	1.15%	1.15%	1.15%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly(e)	1.41%	1.41%	1.32%	1.31%	1.29%
Net investment income(f)	4.31%	4.12%	2.95%	2.49%	3.24%
Portfolio turnover rate	94%	66%	78%	109%	104%

(a)	The selected per share data was calculated using the average shares outstanding method for the year.
(b)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(c)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(d)
The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

(e)	Ratio does not include expenses from underlying funds.
(f)	Ratio does not include net investment income of the investment companies in which the Portfolio invests.
See Notes to Financial Statements.

157

Wilshire Income Opportunities Fund
Financial Highlights
Institutional Class Shares
For a fund share outstanding throughout each period.

	Year Ended December 31,
	2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.84	$8.58	$9.99	$10.33	$10.37
Income (loss) from investment operations:
Net investment income(a)	0.40	0.38	0.31	0.28	0.35
Net realized and unrealized gains (losses) on investments and foreign currency transactions(b)	(0.07)	0.18	(1.40)	(0.22)	0.03
Total from investment operations	0.33	0.56	(1.09)	0.06	0.38
Less distributions:
From net investment income	(0.41)	(0.30)	(0.32)	(0.31)	(0.38)
From realized capital gains	—	—	—	(0.09)	(0.04)
Total distributions	(0.41)	(0.30)	(0.32)	(0.40)	(0.42)
Net asset value, end of period	$8.76	$8.84	$8.58	$9.99	$10.33
Total return(c)	3.80%	6.61%	(10.91)%	0.63%	3.77%(d)
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$197,845	$202,119	$232,704	$301,210	$306,671
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly(e)	0.90%	0.90%	0.90%	0.90%	0.90%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly(e)	1.03%	1.05%	0.96%	0.92%	0.92%
Net investment income(f)	4.56%	4.43%	3.37%	2.75%	3.48%
Portfolio turnover rate	94%	66%	78%	109%	104%

(a)	The selected per share data was calculated using the average shares outstanding method for the year.
(b)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(c)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(d)
The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

(e)	Ratio does not include expenses from underlying funds.
(f)	Ratio does not include net investment income of the investment companies in which the Portfolio invests.
See Notes to Financial Statements.

158

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
December 31, 2024
1. Organization
Wilshire Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which was incorporated under Maryland law on July 30, 1992. The Company operates as a series company and presently offers seven series: Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, FT Wilshire 5000 IndexSM Fund, Wilshire International Equity Fund and Wilshire Income Opportunities Fund (each a “Portfolio” and collectively the “Portfolios”). The Large Company Growth Portfolio is an open-end non-diversified investment company. The Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, FT Wilshire 5000 IndexSM Fund, Wilshire International Equity Fund and Wilshire Income Opportunities Fund are open-end diversified investment companies. The Company accounts separately for the assets, liabilities and operations of each Portfolio.
The investment objective of Large Company Growth Portfolio is to seek capital appreciation.
The investment objective of Large Company Value Portfolio is to seek capital appreciation.
The investment objective of Small Company Growth Portfolio is to seek capital appreciation.
The investment objective of Small Company Value Portfolio is to seek capital appreciation.
The investment objective of FT Wilshire 5000 IndexSM Fund is to replicate as closely as possible the performance of the FT Wilshire 5000 IndexSM before the deduction of the Portfolio’s expenses.
The investment objective of Wilshire International Equity Fund is to seek capital appreciation.
The primary investment objective of Wilshire Income Opportunities Fund is to maximize current income. Long-term capital appreciation is a secondary objective.
Each of the Portfolios currently offers Investment and Institutional Class shares, each of which has equal rights as to voting privileges except that the Investment Class has exclusive voting rights for its service and distribution plan. Investment income, realized and unrealized capital gains and losses and the common expenses of each Portfolio are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of such Portfolio. Each class of shares differs with respect to its service and distribution expenses.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolios follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The end of the reporting period for the Portfolios is December 31, 2024, and the period covered by these Notes to Financial Statements is the fiscal year ended December 31, 2024 (the “current fiscal period”).
Use of Estimates – The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be material.
Security Valuation – Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of

159

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
December 31, 2024(Continued)
judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Pricing Committee of Wilshire Advisors LLC (the “Adviser”) it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price. Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of the Adviser, one of whom is an officer of the Company. The Adviser has been named the valuation designee to implement the daily pricing and fair valuation procedures of the Portfolios. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.
Wilshire International Equity Fund uses a third-party pricing agent who provides a daily fair value for foreign securities. In the event that the Adviser believes that the fair values provided are not reliable, the Adviser may request that a meeting of the Pricing Committee be held.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:
Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;
Level 1 –
Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

Level 1 –	Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the current fiscal period, there have been no significant changes to the Portfolios’ fair value methodologies.

160

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
December 31, 2024(Continued)
The following is a summary of the inputs used to value the Portfolios’ investments as of the end of the current fiscal period:
Large Company Growth Portfolio

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$199,031,139	$—	$—	$199,031,139
Collateralized Mortgage Obligations	—	7,428,002	—	7,428,002
Corporate Bonds	—	7,138,161	—	7,138,161
Affiliated Registered Investment Companies	7,035,879	—	—	7,035,879
Collateralized Loan Obligations	—	3,862,330	—	3,862,330
Asset-Backed Securities	—	3,337,403	—	3,337,403
U.S. Treasury Securities	—	1,155,879	—	1,155,879
Real Estate Investment Trusts	92,821	—	—	92,821
Rights	—	—	—(a)	—(a)
Total Investments	$206,159,839	$22,291,775	$ —(a)	$229,081,614
Other Financial Instruments:
Total Return Swaps*	$—	$12,338,059	$—	$12,338,059
Futures Contracts*	46,007	—	—	46,007
Total Other Financial Instruments	$46,007	$12,338,059	$—	$12,384,066
Liabilities:
Other Financial Instruments:
Futures Contracts*	$(3,944)	$—	$—	$(3,944)
Total Other Financial Instruments	$(3,944)	$—	$—	$(3,944)

Large Company Value Portfolio

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$127,716,461	$—	$—	$127,716,461
Affiliated Registered Investment Companies	5,592,064	—	—	5,592,064
Collateralized Mortgage Obligations	—	5,099,461	—	5,099,461
Corporate Bonds	—	5,062,125	—	5,062,125
Collateralized Loan Obligations	—	2,689,374	—	2,689,374
Real Estate Investment Trusts	2,501,369	—	—	2,501,369
Asset-Backed Securities	—	2,430,147	—	2,430,147
U.S. Treasury Securities	—	413,162	—	413,162
Total Investments	$135,809,894	$15,694,269	$ —	$151,504,163
Other Financial Instruments:
Total Return Swaps*	$—	$3,818,803	$—	$3,818,803
Futures Contracts*	36,104	—	—	36,104
Total Other Financial Instruments	$36,104	$3,818,803	$—	$3,854,907
Liabilities:
Other Financial Instruments:
Futures Contracts*	$(4,247)	$—	$—	$(4,247)
Total Other Financial Instruments	$(4,247)	$—	$—	$(4,247)

161

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
December 31, 2024(Continued)
Small Company Growth Portfolio

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$24,234,001	$—	$ —(a)	$24,234,001
Real Estate Investment Trusts	119,401	—	—	119,401
Total Investments	$24,353,402	$—	$—(a)	$24,353,402

Small Company Value Portfolio

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$23,026,234	$—	$—	$23,026,234
Real Estate Investment Trusts	1,830,186	—	—	1,830,186
Total Investments	$24,856,420	$—	$ —	$24,856,420

FT Wilshire 5000 IndexSM Fund

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$276,444,079	$—	$—(a)	$276,444,079
Real Estate Investment Trusts	6,845,758	—	—	6,845,758
Rights	—	—	—(a)	—(a)
Escrow Notes	—	—	—(a)	—(a)
Total Investments	$283,289,837	$—	$ —(a)	$283,289,837

Wilshire International Equity Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$31,865,156	$133,843,236	$—(a)	$165,708,392
Collateralized Mortgage Obligations	—	7,838,157	—	7,838,157
Affiliated Registered Investment Companies	6,926,977	—	—	6,926,977
Corporate Bonds	—	6,848,484	—	6,848,484
Asset-Backed Securities	—	3,238,571	—	3,238,571
Collateralized Loan Obligations	—	2,964,251	—	2,964,251
Real Estate Investment Trusts	488,062	1,499,844	—	1,987,906
Preferred Stocks	852,963	61,085	—(a)	914,048
U.S. Treasury Securities	—	759,123	—	759,123
Total Investments	$40,133,158	$157,052,751	$ —(a)	$197,185,909
Other Financial Instruments:
Total Return Swaps*	$—	$2,941,343	$—	$2,941,343
Futures Contracts*	47,194	—	—	47,194
Total Other Financial Instruments	$47,194	$2,941,343	$—	$2,988,537
Liabilities:
Other Financial Instruments:
Futures Contracts*	$(4,295)	$—	$—	$(4,295)
Total Other Financial Instruments	$(4,295)	$—	$—	$(4,295)

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Notes to Financial Statements
December 31, 2024(Continued)
Wilshire Income Opportunities Fund

	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$62,117,531	$—	$62,117,531
Collateralized Mortgage Obligations	—	46,604,752	—	46,604,752
U.S. Treasury Securities	—	18,966,162	—	18,966,162
Asset-Backed Securities	—	15,423,719	—	15,423,719
Foreign Government Debt Obligations	—	11,399,074	—	11,399,074
Bank Loans	—	10,673,194	—	10,673,194
Collateralized Loan Obligations	—	9,890,654	—	9,890,654
Affiliated Registered Investment Companies	5,028,430	—	—	5,028,430
Foreign Government Agency Issues	—	2,724,184	—	2,724,184
Mortgage-Backed Securities	—	2,394,423	—	2,394,423
Convertible Bonds	—	2,167,941	—	2,167,941
Municipal Bonds	—	2,067,352	—	2,067,352
Convertible Preferred Stocks	878,288	—	—	878,288
Preferred Stocks	153,455	—	—	153,455
Purchased Options	—	102,193	—	102,193
Total Investments	$6,060,173	$184,531,179	$ —	$190,591,352
Other Financial Instruments:
Forwards*	$—	$1,921,253	$—	$1,921,253
Futures Contracts*	357,664	—	—	357,664
Interest Rate Swaps*	—	18,626	—	18,626
Volatility Swaps*	—	43	—	43
Total Other Financial Instruments	$357,664	$1,939,922	$—	$2,297,586
Liabilities:
Investments:
Written Options	$—	$(127,249)	$—	$(127,249)
Total Investments	$—	$(127,249)	$—	$(127,249)
Other Financial Instruments:
Forwards*	$—	$(1,021,671)	$—	$(1,021,671)
Futures Contracts*	(258,216)	—	—	(258,216)
Interest Rate Swaps*	—	(19,062)	—	(19,062)
Total Other Financial Instruments	$(258,216)	$(1,040,733)	$—	$(1,298,949)

(a)	Includes securities that have been fair valued at $0.
*
Other financial instruments are derivative financial instruments not reflected in the Schedules of Investments, such as futures contracts, swap contracts and forward foreign currency contracts. These contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Refer to the Portfolios’ Schedules of Investments for a listing of the securities by industry or sector type. Large Company Value Portfolio, Small Company Value Portfolio, and Wilshire Income Opportunities Fund did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of the end of the current fiscal period. Large Company Growth Portfolio held rights that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $0. Small Company Growth Portfolio held common stocks that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $0. FT Wilshire 5000 IndexSM Fund held common stocks, warrants, and rights that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $0, $0, and $0, respectively. Wilshire

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Notes to Financial Statements
December 31, 2024(Continued)
International Equity Fund held common stocks and preferred stocks that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $0 and $0, respectively. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when a Portfolio has over 1% of Level 3 investments.
Russian and Ukraine Securities – The continued hostilities between the two countries may still result in more widespread conflict and could have a severe adverse effect on the region and the markets. Sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have additional significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events.
Cash and Cash Equivalents – Idle cash may be swept into various overnight demand deposits and is classified as Cash and cash equivalents on the Statements of Assets and Liabilities. The Portfolios maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.
Option Transactions – Wilshire Income Opportunities Fund may purchase and write call and put options on securities, securities indices, swaps (“swaptions”) and foreign currencies, provided such options are traded on a national securities exchange or an over-the-counter market. When the Portfolio writes a covered call or put option, an amount equal to the premium received is included as a liability in the Statements of Assets and Liabilities. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, the Portfolio has no control over whether the underlying securities are subsequently sold (call) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or index underlying the written option. When the Portfolio purchases a call or put option, an amount equal to the premium paid is included as an investment in the Portfolio’s Statements of Assets and Liabilities and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date or if the Portfolio enters into a closing sale transaction, a gain or loss is realized. If the Portfolio exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Portfolio exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The option techniques utilized are generally to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Portfolio, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets.
Total Return Swaps – The Large Company Growth Portfolio, Large Company Value Portfolio, and the Wilshire International Equity Fund enter into total return swaps. In a swap transaction, two parties generally agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined reference instrument or instruments, which can be adjusted for an interest rate factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested in a particular security or other asset or in a “basket” of securities representing a particular index). A party’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). An equity swap is an agreement in which at least one party’s payments are based on the rate of return of an equity security or equity index. The other party’s payments can be based on a fixed rate, a non-equity variable rate or even a different equity index. For financial reporting purposes, the unrealized value of such swaps is netted and displayed on the Statements of Assets and Liabilities. Cash collateral that has been pledged to cover obligations of the Portfolio, if any, is reported separately as margin deposits for swap contracts on the Statements of Assets and Liabilities. The Portfolios use swaps to gain equity exposure of the underlying index.

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Wilshire Mutual Funds, Inc.
Notes to Financial Statements
December 31, 2024(Continued)
Interest Rate Swaps – Wilshire Income Opportunities Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The value of fixed-rate bonds held by the Portfolio may decrease if interest rates rise. In order to reduce such risks, the Portfolio may enter into interest rate swaps. Interest rate swaps involve the exchange of commitments to pay and receive a fixed or floating rate of interest based on a notional principal amount. The risks of interest rate swaps include changes in market conditions that will affect their value or cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the swap’s remaining life. Upon entering into a swap contract, the Portfolio is required to satisfy an initial margin requirement by delivering cash to the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Portfolio, if any, is reported separately as margin deposits for swap contracts on the Statements of Assets and Liabilities. Net periodic interest payments to be received or paid are accrued and settled daily and are recorded as realized gain (loss) on the Statements of Operations. Interest rate swaps are marked-to-market daily and the change is recorded as an unrealized gain (loss) on swap contracts on the Statements of Operations.
Credit Default Swaps – During the current fiscal period, Large Company Growth Portfolio, Large Company Value Portfolio, Wilshire International Equity Fund, and Wilshire Income Opportunities Fund entered into credit default swaps to preserve a return or spread on a particular investment or portion of their portfolios, as a duration management technique and to protect against any increase in the price of securities the Portfolios anticipate purchasing at a later date. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation which may be either a single security or a basket of securities issued by corporate or sovereign issuers. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain (for protection written) or loss (for protection sold) in the Statements of Operations. In the case of credit default swaps where the Portfolios are selling protection, the notional amount approximates the maximum loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Portfolio, if any, is reported separately as Margin Deposits for Swap Contracts on the Statements of Assets and Liabilities.
Futures Contracts – During the current fiscal period, Large Company Growth Portfolio, Large Company Value Portfolio, Wilshire International Equity Fund, and Wilshire Income Opportunities Fund held futures contracts. They may use futures contracts to gain exposure or to hedge asset classes such as currencies and fixed income. These Portfolios may use futures contacts as a substitute for taking a position in an underlying asset, to make tactical asset allocations, to seek to minimize risk, to enhance returns and/or assist in managing cash. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Upon entering into a contract, the Portfolios deposit and maintain as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains and losses. Variation margin is typically settled daily. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Portfolio, if any, is reported separately as Margin deposits for futures contracts on the Statements of Assets and Liabilities. Non-cash collateral pledged by the Portfolios, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount before a transfer has to be made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance.
Investment Transactions and Investment Income – Investment transactions are recorded on a trade-date basis. Realized gains and losses from investment transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are accreted or amortized using the effective interest method. Gains and losses on paydowns of mortgage-backed securities are reflected in interest income on the Statements of Operations. Distributions received on

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Wilshire Mutual Funds, Inc.
Notes to Financial Statements
December 31, 2024(Continued)
investments that represent a return of capital or capital gain are reclassed as a reduction of cost of investments and/or as a realized gain. Withholding taxes on foreign dividends have been provided for in accordance with the Company’s understanding of the applicable country’s tax rules and rates. Settlement on bank loan transactions may be in excess of seven business days.
Foreign Taxes – The Portfolios may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Portfolios invest.
Mortgage, Asset-Backed and Collateralized Loan Securities – Large Company Growth Portfolio, Large Company Value Portfolio, Wilshire International Equity Fund, and Wilshire Income Opportunities Fund may invest in mortgage, asset-backed and collateralized loan securities, including collateralized loan obligations (“CLOs”), which represent shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to owners on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off before they mature, particularly during periods of declining interest rates. In that case, proceeds from the securities may have to be reinvested at a lower interest rate. This could lower the Portfolios’ return and result in losses to the Portfolios if some securities were acquired at a premium. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. The Portfolio may also invest in collateralized mortgage obligations (“CMOs”). In a CMO, a series of bonds or certificates is issued in multiple classes, which have varying levels of risks.
Investments in CLOs may be subject to certain tax provisions that could result in the Portfolios incurring tax or recognizing income prior to receiving cash distributions related to such income. CLOs that fail to comply with certain U.S. tax disclosure requirements may be subject to withholding requirements that could adversely affect cash flows and investment results. Any unrealized losses a Portfolio experiences with respect to its CLO investments may be an indication of future realized losses.
Stripped Mortgage-Backed Securities (“SMBS”) – Large Company Growth Portfolio, Large Company Value Portfolio, Wilshire International Equity Fund, and Wilshire Income Opportunities Fund may invest in SMBS. SMBS are derivative multi-class mortgage-backed securities which are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). IOs are more volatile and sensitive to the rate of prepayments than other types of mortgage-backed securities, and their value can fall dramatically in response to rapid or unexpected changes in the mortgage, interest rate or economic environment. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Additionally, any prepayment penalties received for an IO are included in interest income on the Statements of Operations.
Loan Participations and Assignments – Wilshire Income Opportunities Fund may invest in direct debt instruments which are interests in amounts owed to lenders and lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio will generally purchase assignments of these loans, in which case it will typically become a lender for purposes of the relevant loan agreement with direct contractual rights against the borrower, including the right to receive payments of principal and interest. When purchasing participation interests in a loan, the Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. The Portfolio may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan accounts may not

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Wilshire Mutual Funds, Inc.
Notes to Financial Statements
December 31, 2024(Continued)
be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned are recorded as a component of interest income on the Statements of Operations. The Portfolio currently holds $0 in unfunded loan commitments.
Foreign Currency Transactions – The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:
•	fair value of investment securities, other assets and liabilities at the daily rates of exchange and
•	purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.
The portion of the results of operations caused by changes in foreign exchange rates on investments are not isolated from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments. Foreign currency transactions are related to gains and losses between trade and settlement dates on currency transactions, gains and losses arising from the sales of foreign currency and gains and losses between the ex-dividend and payment dates on dividends, interest and foreign withholding taxes. The effect of changes in foreign exchange rates on realized and unrealized gains or losses is reflected as a component of such gains or losses.
Forward Foreign Currency Contracts – Wilshire Income Opportunities Fund may enter into forward foreign currency contracts as hedges against either specific transactions, Portfolio positions or anticipated Portfolio positions. The Portfolio may also engage in currency transactions to enhance the Portfolio’s returns. All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded. The Portfolio realizes gains and losses at the time forward foreign currency contracts are closed. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for federal income tax purposes. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.
Centrally Cleared Swaps – For swaps that are centrally cleared, initial margins are posted, and daily changes in fair value are recorded as variation margin at the broker and may be recorded as a payable or receivable on the Statements of Assets and Liabilities as “Net variation margin receivable on swap contracts” or “Net variation margin payable on swap contracts” and settled daily against the Portfolio’s margin account. Because the Portfolio’s margin does not leave the brokerage account until recalled, centrally cleared swaps are shown at unrealized appreciation (depreciation) on swap contracts, which closely approximates the accumulated variation margin. Initial margin is determined by each relevant clearing agency and is segregated at a broker account registered with the Commodity Futures Trading Commission (“CFTC”), or the applicable regulator. Customer Account Agreements (“CAA”) and related addendums governing the Company’s cleared swap transactions do not provide the Company with legal right of set off and are not associated with a master netting agreement.
Over-the-Counter (“OTC”) Derivative Contracts – To reduce counterparty risk for OTC transactions, Large Company Growth Portfolio, Large Company Value Portfolio, Wilshire International Equity Fund, and Wilshire Income Opportunities Fund have entered into master netting arrangements, established within the International Swap Dealers Association, Inc. (“ISDA”) master agreements, which allow the Portfolios to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables for certain OTC positions for each individual counterparty. In addition, the Portfolios may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Portfolios. For financial reporting purposes, the Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

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Wilshire Mutual Funds, Inc.
Notes to Financial Statements
December 31, 2024(Continued)
Collateral terms are contract-specific for OTC derivatives. For derivatives traded under an ISDA master agreement or other similar agreement, the collateral requirements are typically calculated by netting the mark-to-market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Portfolio or the counterparty.
The following table presents, by derivative type, Large Company Growth Portfolio, Large Company Value Portfolio, Wilshire International Equity Fund, and Wilshire Income Opportunities Fund’s financial derivative instruments net of the related collateral pledged by counterparty at the end of the current fiscal period:

Assets	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received
Large Company Growth Portfolio
Description/Counterparty
Total Return Swaps
Morgan Stanley	$12,338,059	$ —	$12,338,059	$ —	$ —	$12,338,059
Large Company Value Portfolio
Total Return Swaps
Morgan Stanley	$3,818,803	$—	$3,818,803	$—	$—	$3,818,803
Wilshire International Equity Fund
Total Return Swaps
Goldman Sachs Bank, USA	$611,457	$—	$611,457	$—	$—	$611,457
Morgan Stanley Capital	2,329,886	—	2,329,886	—	—	2,329,886
	$2,941,343	$—	$2,941,343	$—	$—	$2,941,343

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Wilshire Mutual Funds, Inc.
Notes to Financial Statements
December 31, 2024(Continued)

Assets	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received
Wilshire Income Opportunities Fund
Description/Counterparty
Forward Foreign Currency Contracts
ANZ Securities, Inc.	$53,610	$—	$53,610	$(918)	$—	$52,692
Barclays Capital, Inc.	151,235	—	151,235	(130,958)	—	20,277
BNY Mellon Capital Markets LLC	15,943	—	15,943	(9,964)	—	5,979
CIBC	99,503	—	99,503	(18,338)	—	81,165
Citigroup Global Markets, Inc.	143,977	—	143,977	(64,992)	—	78,985
Goldman Sachs	178,399	—	178,399	(32,495)	—	145,904
HSBC Bank	401,141	—	401,141	(57,839)	—	343,302
J.P. Morgan Securities, Inc.	62,249	—	62,249	(39,966)	—	22,283
Morgan Stanley	182,731	—	182,731	(94,175)	—	88,556
Royal Bank of Canada	162,240	—	162,240	(152,433)	—	9,807
Standard Chartered Securities N.A.	2,550	—	2,550	—	—	2,550
State Street Bank & Trust Co.	184,115	—	184,115	(184,115)	—	—
UBS AG	283,560	—	283,560	(205,339)	—	78,221
Total Forward Foreign Currency Contracts	1,921,253	—	1,921,253	(991,532)	—	929,721
Purchased Options
Barclays Capital, Inc.	$90,209	$—	$90,209	$(25,855)	$—	$64,354
BNP Paribas Securities Corp.	64	—	64	—	—	64
Goldman Sachs	260	—	260	(260)	—	—
J.P. Morgan Securities, Inc.	11,660	—	11,660	(11,660)	—	—
Total Purchsed Options	102,193	—	102,193	(37,775)	—	64,418
	$2,023,446	$ —	$2,023,446	$(1,029,307)	$ —	$994,139

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Wilshire Mutual Funds, Inc.
Notes to Financial Statements
December 31, 2024(Continued)

Liabilities	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities
				Financial Instruments	Collateral Pledged	Net Amount
Description/Counterparty
Forward Foreign Currency Contracts
ANZ Securities, Inc.	$918	$—	$918	$(918)	$—	$—
Bank of America	9,054	—	9,054	—	—	9,054
BNY Mellon Capital Markets LLC	9,964	—	9,964	(9,964)	—	—
Barclays Capital, Inc.	130,958	—	130,958	(130,958)	—	—
BNP Paribas Brokerage Services, Inc.	338	—	338	—	—	338
CIBC	18,338	—	18,338	(18,338)	—	—
Citigroup Global Markets, Inc.	64,992	—	64,992	(64,992)	—	—
Deutsche Bank	684	—	684	—	—	684
Goldman Sachs	32,495	—	32,495	(32,495)	—	—
HSBC Bank	57,839	—	57,839	(57,839)	—	—
J.P. Morgan Securities, Inc.	39,966	—	39,966	(39,966)	—	—
Morgan Stanley Capital	94,175	—	94,175	(94,175)	—	—
Royal Bank of Canada	152,433	—	152,433	(152,433)	—	—
State Street Bank & Trust Co.	199,800	—	199,800	(184,115)	—	15,685
TD Securities	4,378	—	4,378	—	—	4,378
UBS AG	205,339	—	205,339	(205,339)	—	—
Total Forward Foreign Currency Contracts	1,021,671	—	1,021,671	(991,532)	—	30,139
Written Options
Bank of America	$48,864	$—	$48,864	$—	$—	$48,864
Barclays Capital, Inc.	25,855	—	25,855	(25,855)	—	—
Deutsche Bank	28,614	—	28,614	—	—	28,614
Goldman Sachs	945	—	945	(260)	—	685
J.P. Morgan Securities, Inc.	22,971	—	22,971	(11,660)	—	11,311
Total Written Options	127,249	—	127,249	(37,775)	—	89,474
	$1,148,920	$ —	$1,148,920	$(1,029,307)	$ —	$119,613

*	Actual collateral pledged, or margin deposits in the case of futures contracts, may be larger than than reported in order to satisfy broker or exchange requirements.
Due to the absence of a master netting agreement relating to the Funds’ participation in securities lending, no additional disclosures have been made on behalf of the Funds. Please reference Note 8 for collateral related to securities on loan.
Expense Policy – Distribution and shareholder service fees directly attributable to a Class of shares are charged to that class’ operating expenses. Expenses of a Portfolio other than distribution and service fees are prorated among the classes to which the expense relates based on the relative net assets of each class of shares. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributable to a Portfolio are allocated proportionately among all Portfolios daily in relation to the net assets of each Portfolio or another reasonable basis.
Expenses that are attributable to both the Company and the Wilshire Variable Insurance Trust (an affiliated registered investment company) are allocated across the Company and the Wilshire Variable Insurance Trust based

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December 31, 2024(Continued)
upon relative net assets or another reasonable basis. Expenses and fees, including the advisory fees, are accrued daily and taken into account for the purpose of determining the net asset value (“NAV”) of each Class of each Portfolio’s shares.
Investments in REITs – With respect to each Portfolio, dividend income is recorded based on the income included in distributions received from its REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.
Master Limited Partnerships (“MLPs”) – Each Portfolio may invest in MLPs, which are limited partnerships or limited liability companies whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange. MLPs are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest in the MLP of as much as 2% plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP’s operations and management.
Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid at least once a year. The Portfolios’ net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders at least once a year. Additional distributions of net investment income and net realized capital gains may be made at the discretion of the Board in order to avoid the application of a 4% non-deductible Federal excise tax.
Redemption Fees – Wilshire International Equity Fund charges a redemption fee of 1% on redemption of its shares held for sixty days or less, subject to certain exceptions. During the years ended December 31, 2024 and December 31, 2023, Wilshire International Equity Fund collected $857 and $3,582, respectively, in redemption fees.
New Accounting Pronouncements and Other Regulatory Matters – In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

171

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
December 31, 2024(Continued)
3. Investment Adviser and Other Service Providers
Pursuant to the Advisory Agreement between the Company and the Adviser, the Adviser charges annual fees, computed daily and paid monthly, of 0.75% of average daily net assets for the first $1 billion and 0.65% thereafter for each of Large Company Growth Portfolio and Large Company Value Portfolio; 0.85% of average daily net assets for the first $1 billion and 0.75% thereafter for each of Small Company Growth Portfolio and Small Company Value Portfolio; 0.10% of the average daily net assets for the first $1 billion and 0.07% thereafter for FT Wilshire 5000 IndexSM Fund; 1.00% of the average daily net assets for the first $1 billion and 0.90% thereafter for Wilshire International Equity Fund; and 0.60% of average daily net assets for Wilshire Income Opportunities Fund.
The Adviser has entered into expense limitation agreements with Large Company Growth Portfolio and Large Company Value Portfolio requiring the Adviser to reduce its management fees or reimburse expenses to limit expenses of such Portfolios (excluding taxes, brokerage expenses, dividend expenses on short securities, and extraordinary expenses) to 1.30% and 1.00% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. The Adviser has entered into expense limitation agreements with Small Company Growth Portfolio and Small Company Value Portfolio requiring the Adviser to reduce its management fees or reimburse expenses to limit expenses of such Portfolios (excluding taxes, brokerage expenses, dividend expenses on short securities, and extraordinary expenses) to 1.35% and 1.10% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. The Adviser has also entered into an expense limitation agreement with Wilshire International Equity Fund requiring the Adviser to reduce its management fees or reimburse expenses to limit expenses of such Portfolio (excluding taxes, brokerage expenses, dividend expenses on short securities, and extraordinary expenses) to 1.50% and 1.25% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. The Adviser has also entered into an expense limitation agreement with Wilshire Income Opportunities Fund requiring the Adviser to reduce its management fees or reimburse expenses to limit expenses of such Portfolio (excluding taxes, brokerage expenses, dividend expenses on short securities, acquired fund fees and expenses and extraordinary expenses) to 1.15% and 0.90% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. These agreements to limit expenses continue through at least April 30, 2025. The Adviser may recoup the amount of any fee reductions or expense reimbursements within three years after the day on which it reduced its fees or reimbursed expenses if the recoupment does not cause a Portfolio’s expenses to exceed the expense limitation that was in place at the time of the fee reduction or expense reimbursement.
During the current fiscal period, the Adviser reduced fees, reimbursed expenses or recouped fees as follows:

Portfolio	Fee Reductions/ Reimbursements	Fees Recouped
Large Company Growth Portfolio	$18,600	$ —
Large Company Value Portfolio	53,613	—
Small Company Growth Portfolio	140,401	—
Small Company Value Portfolio	155,323	—
Wilshire International Equity Fund	324,061	—
Wilshire Income Opportunities Fund	259,670	—

172

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
December 31, 2024(Continued)
As of the end of the current fiscal period, the amounts of fee reductions and expense reimbursements subject to recovery by the Adviser from Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire International Equity Fund and Wilshire Income Opportunities Fund are $66,095, $162,162, $428,734, $462,964, $1,065,325, and $726,757, respectively. The portions of these amounts that the Adviser may recover expire no later than the following dates:

Portfolio	December 31,
	2025	2026	2027
Large Company Growth Portfolio	$10,018	$37,477	$18,600
Large Company Value Portfolio	30,491	78,058	53,613
Small Company Growth Portfolio	154,221	134,112	140,401
Small Company Value Portfolio	148,103	159,538	155,323
Wilshire International Equity Fund	359,553	381,711	324,061
Wilshire Income Opportunities Fund	159,407	307,680	259,670

The Board has approved Los Angeles Capital Management LLC (“L.A. Capital”), Pzena Investment Management, LLC (“Pzena”), Massachusetts Financial Services Company (d/b/a MFS Investment Management) (“MFS”), Ranger Investment Management, LLC (“Ranger”), AllianceBernstein, L.P. (“AllianceBernstein”), Lord, Abbett & Co. LLC (“Lord Abbett”), DoubleLine® Capital LP (“DoubleLine”), WCM Investment Management, LLC (“WCM”), Voya Investment Management Co. LLC (“Voya”), Manulife Asset Management (US) LLC (“Manulife”), Lazard Asset Management LLC (“Lazard”), Hotchkis & Wiley Capital Management, LLC (“H&W”), Diamond Hill Capital Management, Inc. (“Diamond Hill”), and Fred Alger Management, LLC (“Alger Management”), (collectively the “Sub-Advisers”) to provide sub-advisory services for the Portfolios. L.A. Capital, AllianceBernstein, Alger Management and Voya each manage a portion of Large Company Growth Portfolio. L.A. Capital, H&W, MFS and Voya each manage a portion of Large Company Value Portfolio. L.A. Capital, Ranger, and Lord Abbett each manage a portion of Small Company Growth Portfolio. L.A. Capital, H&W and Diamond Hill each manage a portion of Small Company Value Portfolio. L.A. Capital is the sole sub-adviser for FT Wilshire 5000 IndexSM Fund. L.A. Capital, Pzena, Lazard, WCM and Voya each manage a portion of Wilshire International Equity Fund. DoubleLine, Voya and Manulife each manage a portion of Wilshire Income Opportunities Fund.
The Sub-Advisers are subject to the Adviser’s oversight. The fees of the Sub-Advisers are paid by the Adviser.
The Portfolios are permitted to purchase and sell securities from or to certain affiliates under specific conditions outlined in the Rule 17a-7 procedures adopted by the Board. The procedures are designed to ensure that any purchase or sale of securities by a Portfolio from or to another mutual fund or separate account that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. During the current fiscal period, there were no of such transactions by a Portfolio.
U.S. Bank N.A. serves as the Trust’s custodian. U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, (the “Administrator”), serves as the Company’s administrator and accounting agent and also serves as the Trust’s transfer agent and dividend disbursing agent. Foreside Fund Services, LLC, serves as the Company’s principal underwriter. Certain officers and an interested Trustee of the Trust may also be officers or employees of the Adviser, Administrator or their affiliates. They receive no fees for serving as officers or as an interested Trustee of the Trust.
Officers’ and Directors’ Expenses – The Company and the Wilshire Variable Insurance Trust together pay each director who is not an interested person of the Company (“Independent Director”) an annual retainer of $56,000, an annual additional retainer for each Committee chair of $12,000 and an annual additional retainer to the Board chair of $12,000. In addition, each Independent Director is compensated for Board and Committee meeting attendance in accordance with the following schedule: a quarterly Board meeting or a special in-person Board meeting fee of $6,000 for Independent Directors and $7,000 for the Board chair; a virtual special Board meeting fee of $3,000 for Independent Directors and $3,500 for the Board chair; and a virtual special Committee meeting fee of $1,500.

173

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
December 31, 2024(Continued)
4. Distribution Plan, Shareholder Services Plan and Fees Paid Indirectly
The Board has adopted a shareholder services and distribution plan (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, on behalf of the Investment Class Shares of each Portfolio. Under the Plan, each Portfolio may pay up to 0.25% of the value of the average daily net assets attributable to the Investment Class Shares for certain services provided by financial intermediaries or for certain distribution expenses for the purpose of financing any activity intended to result in the sale of Investment Class Shares. During the current fiscal period, the distribution and service fee expenses incurred by the Investment Class of the Portfolios was 0.25% of the respective average net assets of the Investment Class of each Portfolio, except FT Wilshire 5000 IndexSM Fund. FT Wilshire 5000 IndexSM Fund incurred distribution and service fee expenses totaling 0.20% of the average net assets of their Investment Class Shares.
In addition, Investment Class Shares and Institutional Class Shares pay the expenses associated with certain shareholder servicing arrangements with third parties, provided that payment of such fees does not exceed in any year 0.20% and 0.15% of the average daily net assets of Investment Class Shares and Institutional Class Shares, respectively. For the current fiscal period, the shareholder service provider fees were as follows (as a percent of average net assets of each class):

Portfolio	Investment Class	Institutional Class
Large Company Growth Portfolio	0.127%	0.052%
Large Company Value Portfolio	0.072%	0.047%
Small Company Growth Portfolio	0.079%	0.128%
Small Company Value Portfolio	0.124%	0.122%
Wilshire 5000 IndexSM Fund	0.064%	0.036%
Wilshire International Equity Fund	0.161%	0.043%
Wilshire Income Opportunities Fund	0.179%	0.049%

Fees Paid Indirectly – The Company has a brokerage commission recapture program with Cowen and Company, LLC (“Cowen”), pursuant to which a portion of the Portfolios’ commissions generated from transactions directed to Cowen are used to reduce the Portfolios’ expenses. Under such program, Cowen, as introducing broker, retains a portion of the Portfolios’ commissions.
Such commissions rebated to the Portfolios during the current fiscal period were as follows:

Large Company Growth Portfolio	$252
Large Company Value Portfolio	—
Small Company Growth Portfolio	422
Small Company Value Portfolio	473
Wilshire 5000 IndexSM Fund	—
Wilshire International Equity Fund	3,736
Wilshire Income Opportunities Fund	—

For the current fiscal period, Cowen retained the following commissions:

Large Company Growth Portfolio	$49
Large Company Value Portfolio	85
Small Company Growth Portfolio	280
Small Company Value Portfolio	175
FT Wilshire 5000 IndexSM Fund	—
Wilshire International Equity Fund	554
Wilshire Income Opportunities Fund	—

174

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
December 31, 2024(Continued)
5. Line of Credit
The Company and the Wilshire Variable Insurance Trust have a $75,000,000 umbrella line of credit (the “Line”), which is uncommitted and senior secured with U.S. Bank N.A. The Line serves as a temporary liquidity service to meet redemption requests that otherwise might require the untimely disposition of securities. Borrowings made by a Portfolio are secured by the Portfolio’s assets. The Line has a one-year term and is reviewed annually by the Board of Directors. The Line matures, unless renewed, on January 3, 2026. Interest is charged at the prime rate, which was 7.50% as of the end of the current fiscal period. As of December 31, 2024, Large Company Growth Portfolio had $59,000 outstanding borrowings. During the current fiscal period, the Portfolios’ Line activity was as follows:

Fund	Average Interest Rate	Interest Expense	Maximum Borrowings	Maximum Borrowings Date	Average Borrowings
Large Company Growth Portfolio	8.18%	$9,238	$3,776,000	December 13, 2024	$111,068
Large Company Value Portfolio	8.17%	298	186,000	April 4, 2024	3,590
Small Company Value Portfolio	8.10%	95	74,000	January 4, 2024	1,150
FT Wilshire 5000 IndexSM Fund	8.50%	101	142,000	February 6, 2024	1,167
Wilshire International Equity Fund	8.17%	1,345	444,000	July 10, 2024	15,801

6. Investment Transactions
During the current fiscal period aggregate cost of purchases and proceeds from sales and maturities of investments, other than affiliated investments, short-term investments, short sales and purchases to cover short sales, and U.S. Government securities, were as follows:

Portfolio	Purchases	Sales and Maturities
Large Company Growth Portfolio	$142,675,398	$193,968,850
Large Company Value Portfolio	57,606,123	80,934,660
Small Company Growth Portfolio	15,543,083	17,826,961
Small Company Value Portfolio	13,593,821	16,509,240
Wilshire 5000 IndexSM Fund	6,422,682	14,223,171
Wilshire International Equity Fund	96,370,651	118,572,143
Wilshire Income Opportunities Fund	89,475,651	86,909,241

Purchases and sales and maturities of long-term U.S. Government securities during the current fiscal period were:

Portfolio	Purchases	Sales and Maturities
Large Company Growth Portfolio	$6,303,487	$6,761,716
Large Company Value Portfolio	1,908,081	1,898,521
Wilshire International Equity Fund	4,213,754	4,373,861
Wilshire Income Opportunities Fund	90,367,766	93,300,011

175

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
December 31, 2024(Continued)
Due to Voya managing a portion of Large Company Growth Portfolio, Large Company Value Portfolio, Wilshire International Equity Fund, and Wilshire Income Opportunities Fund during the current fiscal period, certain securities held by such Portfolios are considered affiliated investments. Purchases and sales of shares of affiliated registered investment companies by Large Company Growth Portfolio, Large Company Value Portfolio, Wilshire International Equity Fund, and Wilshire Income Opportunities Fund during the current fiscal period, and the value of such investments as of the end of the current fiscal period, were as follows:
Large Company Growth Portfolio

Fund	Value as of December 31, 2023	Purchases	Proceeds from Sales	Realized Loss	Change in Unrealized Appreciation (Depreciation)	Value as of December 31, 2024	Income Distribution	Long-Term Capital Gain Distribution
Voya VACS Series EMHCD Fund	$1,598	$110	$—	$—	$(60)	$1,648	$142	$45
Voya VACS Series HYB Fund	997,468	79,950	—	—	(4,898)	1,072,520	79,531	—
Voya VACS Series SC Fund	6,251,175	354,549	(800,000)	(1,498)	157,485	5,961,711	374,097	—
	$7,250,241	$434,609	$(800,000)	$(1,498)	$152,527	$7,035,879	$453,770	$45

Large Company Value Portfolio

Fund	Value as of December 31, 2023	Purchases	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value as of December 31, 2024	Income Distribution	Long-Term Capital Gain Distribution
Voya VACS Series EMHCD Fund	$1,161	$134	$—	$—	$(44)	$1,251	$103	$32
Voya VACS Series HYB Fund	840,168	67,341	—	—	(4,125)	903,384	66,990	—
Voya VACS Series SC Fund	4,331,284	249,145	—	—	107,000	4,687,429	266,817	—
	$5,172,613	$316,620	$—	$—	$102,831	$5,592,064	$333,910	$32

Wilshire International Equity Fund

Fund	Value as of December 31, 2023	Purchases	Proceeds from Sales	Realized Loss	Change in Unrealized Appreciation (Depreciation)	Value as of December 31, 2024	Income Distribution	Long-Term Capital Gain Distribution
Voya VACS Series EMHCD Fund	$1,370	$157	$—	$—	$(51)	$1,476	$122	$38
Voya VACS Series HYB Fund	941,533	75,466	—	—	(4,623)	1,012,376	75,073	—
Voya VACS Series SC Fund	6,113,476	347,260	(700,000)	(1,354)	153,743	5,913,125	366,999	—
	$7,056,379	$422,883	$(700,000)	$(1,354)	$149,069	$6,926,977	$442,194	$38

Wilshire Income Opportunities Fund

Fund	Value as of December 31, 2023	Purchases	Proceeds from Sales	Realized Loss	Change in Unrealized Appreciation (Depreciation)	Value as of December 31, 2024	Income Distribution	Long-Term Capital Gain Distribution
Voya VACS Series EMCD Fund	$876,138	$36,308	$(931,612)	$(84,347)	$103,513	$—	$36,451	$—
Voya VACS Series EMHCD Fund	1,633,795	188,714	—	—	(61,207)	1,761,302	145,355	45,668
Voya VACS Series HYB Fund	3,038,503	243,544	—	—	(14,919)	3,267,128	242,287	—
	$5,548,436	$468,566	$(931,612)	$(84,347)	$27,387	$5,028,430	$424,093	$45,668

176

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
December 31, 2024(Continued)
7. Derivative Transactions
Small Company Growth Portfolio, Small Company Value Portfolio and FT Wilshire 5000 IndexSM Fund did not hold any derivative instruments as of or during the current fiscal period.
At the end of the current fiscal period, Large Company Growth Portfolio is invested in derivative contracts, which are reflected in the Statements of Assets and Liabilities, as follows:

		Derivative Assets		Derivative Liabilities
Risk	Derivative Type	Statements of Assets and Liabilities Location	Fair Value Amount	Statements of Assets and Liabilities Location	Fair Value Amount
Interest Rate	Futures contracts*	Net variation margin recievable on futures contracts	$46,007	Net variation margin recievable on futures contracts	$3,944
Equity	Total return swap contracts	Net unrealized appreciation on swap contracts	12,338,059	N/A	—
			$12,384,066		$3,944

*
Includes cumulative appreciation (depreciation) as reported on the Schedules of Futures Contracts. For futures contracts, only current day’s variation margin is reported within the Statement of Assets and Liabilities.

At the end of the current fiscal period, Large Company Value Portfolio is invested in derivative contracts, which are reflected in the Statements of Assets and Liabilities, as follows:

		Derivative Assets		Derivative Liabilities
Risk	Derivative Type	Statements of Assets and Liabilities Location	Fair Value Amount	Statements of Assets and Liabilities Location	Fair Value Amount
Interest Rate	Futures contracts*	Net variation margin recievable on futures contracts	$36,104	Net variation margin recievable on futures contracts	$4,247
Equity	Total return swap contracts	Net un realized appreciation on swap contracts	3,818,803	N/A	—
			$3,854,907		$4,247

*
Includes cumulative appreciation (depreciation) as reported on the Schedules of Futures Contracts. For futures contracts, only current day’s variation margin is reported within the Statement of Assets and Liabilities.

At the end of the current fiscal period,Wilshire International Equity Fund is invested in derivative contracts, which are reflected in the Statements of Assets and Liabilities, as follows:

		Derivative Assets		Derivative Liabilities
Risk	Derivative Type	Statements of Assets and Liabilities Location	Fair Value Amount	Statements of Assets and Liabilities Location	Fair Value Amount
Interest Rate	Futures contracts*	Net variation margin recievable on futures contracts	$47,194	Net variation margin recievable on futures contracts	$4,295
Equity	Total return swap contracts	Net unrealized appreciation on swap contracts	2,941,343	N/A	—
			$2,988,537		$4,295

*
Includes cumulative appreciation (depreciation) as reported on the Schedules of Futures Contracts. For futures contracts, only current day’s variation margin is reported within the Statement of Assets and Liabilities.

At the end of the current fiscal period, Wilshire Income Opportunities Fund is invested in derivative contracts, which are reflected in the Statements of Assets and Liabilities, as follows:

177

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
December 31, 2024(Continued)

		Derivative Assets		Derivative Liabilities
Risk	Derivative Type	Statements of Assets and Liabilities Location	Fair Value Amount	Statements of Assets and Liabilities Location	Fair Value Amount
Interest Rate	Futures contracts*	Net variation margin receivable on futures contracts	$357,664	N/A	$258,216
	Centrally cleared interest rate swaps*	Net variation margin payable on swap contracts	18,626	N/A	19,062
	OTC interest rate options	Unaffiliated investments, at value	101,869	Options written, at value	97,690
Currency	Forward foreign currency exchange contracts	Unrealized appreciation on foreign forward currency contracts	1,921,253	Unrealized depreciation on foreign forward currency contracts	1,021,671
	OTC exchange rate volatility swaps	Unrealized appreciation on swap contracts	43	N/A	—
	OTC currency options	Unaffiliated investments, at value	324	Options written, at value	29,559
			$2,399,779		$1,426,198

*
Includes cumulative appreciation (depreciation) as reported on the Schedules of Futures Contracts and Schedule of Centrally Cleared Interest Rate Swaps. For futures contracts and centrally cleared interest rate swaps, only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the current fiscal period, the effect of derivative contracts in Large Company Growth Portfolio’s Statements of Operations was as follows:

		Statements of Operations
Risk	Derivative Type	Location	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
Interest Rate	Futures contracts	Futures contracts	$(2,632)	$295,239
Credit	Swap contracts	Swap contracts	10,287	—
Equity	Total return swap contracts	Swap contracts	—	10,847,047

For the current fiscal period, the effect of derivative contracts in Large Company Value Portfolio’s Statement of Operations was as follows:

		Statements of Operations
Risk	Derivative Type	Location	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
Interest Rate	Futures contracts	Futures contracts	$(8,576)	$199,783
Credit	Swap contracts	Swap contracts	9,066	—
Equity	Swap contracts	Swap contracts	—	2,469,439

178

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
December 31, 2024(Continued)
For the current fiscal period, the effect of derivative contracts in Wilshire International Equity Fund’s Statements of Operations was as follows:

		Statements of Operations
Risk	Derivative Type	Location	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
Interest Rate	Futures contracts	Futures contracts	$(3,400)	$292,832
Credit	Swap contracts	Swap contracts	10,548	—
Equity	Swap contracts	Swap contracts	(1,409,416)	1,304,935

For the current fiscal period, the effect of derivative contracts in Wilshire Income Opportunities Fund’s
Statements of Operations was as follows:

		Statements of Operations
Risk	Derivative Type	Location	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
Interest Rate	Futures contracts	Futures contracts	$(37,369)	$(44,482)
Interest Rate	Swap contracts	Swap contracts	(489,605)	395,498
Interest Rate	Written options	Option contracts written	248,072	(1,641)
Interest Rate	Purchased options	Unaffiliated investments	(134,247)	79,384
Interest Rate Total			(413,149)	428,759
Credit	Swap contracts	Swap contracts	36,748	—
Credit Total			36,748	—
Currency	Forward foreign currency exchange contracts	Forward foreign currency contracts	(92,865)	1,230,939
Currency	Written options	Option contracts written	(3,231)	(9,924)
Currency	Purchased options	Unaffiliated investments	(53,050)	(16,652)
Currency	Swap contracts	Swap contracts	(29,570)	43
Currency Total			(178,716)	1,204,406

179

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
December 31, 2024(Continued)
The average monthly notional amount outstanding of options, swaptions, swaps, futures and forwards during the fiscal year ended December 31, 2024 were as follows:

	Large Company Growth Portfolio	Large Company Value Portfolio	Wilshire International Equity Fund	Wilshire Income Opportunity Fund
Asset Type
Written Options
Long	$—	$—	$—	$6,768,617
Short	—	—	—	(5,512,862)
Swaptions
Long	—	—	—	8,414,005
Short	—	—	—	(15,746,279)
Total Return Swaps	45,721,664	30,719,315	40,467,437	—
Interest Rate Swaps	—	—	—	15,329,358
Credit Default Swaps	50,000	36,538	50,000	192,308
Cross-Currency Swaps	—	—	—	263,885
Futures
Long	134,923	459,331	291,521	84,193,740
Short	(7,275,227)	(4,572,603)	(7,733,809)	(14,751,597)
Forwards
Purchased	—	—	—	23,962,342
Sold	—	—	—	36,081,550
Volatility Swaps	—	—	—	13,065

8. Securities Lending
Each Portfolio may seek additional income by lending its securities on a short-term basis to banks, brokers and dealers in return for cash collateral, which is invested in a U.S. Bank Money Market Deposit Account. A Portfolio may return a portion of the interest earned to the borrower or a third party that is unaffiliated with the Company and acting s a “placing broker.” A Portfolio receives compensation for lending securities in the form of fees. A Portfolio also continues to receive dividends on the securities loaned. Security loans are secured at all times by collateral. It is the Company’s policy that the collateral be equal to at least 102% of the market value of the securities loaned (105% if the securities loaned are denominated in different currencies) plus accrued interest when the transaction is entered into, and that the collateral supporting the loans be valued daily. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Portfolio. Lending securities entails a risk of loss to the Portfolio if and to the extent that the market value of securities loans were to increase, the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. U.S. Bank N.A., the Portfolios’ custodian, acts as the securities lending agent for the Portfolios. The value of the securities on loan and the cash collateral at the end of the current fiscal period are shown on the Statements of Assets and Liabilities. Proceeds from cash collateral received from securities on loan were invested in a U.S. Bank Money Market Deposit Account and classified as Cash and cash equivalents on the Statements of Assets and Liabilities.

180

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
December 31, 2024(Continued)
The following table is a summary of the Portfolios’ securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of the end of the current fiscal period:

Portfolio	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received*
Large Company Growth Portfolio	$976,360	$976,360
Small Company Growth Portfolio	12,198	12,198
Small Company Value Portfolio	80,828	80,828
FT Wilshire 5000 IndexSM Fund	826,744	826,744
Wilshire International Equity Fund	51,531	51,531
Wilshire Income Opportunities Fund	307,215	307,215

*	The amount of collateral reflected in the table above does not include any over collateralization received by the Portfolios.
9. Capital Share Transactions
Transactions in shares of the Portfolios are summarized below:

	Large Company Growth Portfolio		Large Company Value Portfolio		Small Company Growth Portfolio
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2024	2023	2024	2023	2024	2023
CAPITAL SHARE TRANSACTIONS:
Investment Class shares:
Shares sold	10,500	18,752	6,673	776	3,736	4,694
Shares issued as reinvestment of distributions	205,562	1,511	10,859	4,245	—	—
Shares redeemed	(187,575)	(255,533)	(19,305)	(47,758)	(39,383)	(66,098)
Net increase (decrease) in Investment Class shares outstanding	28,487	(235,270)	(1,773)	(42,737)	(35,647)	(61,404)
Shares outstanding at beginning of year	1,783,196	2,018,466	183,049	225,786	369,223	430,627
Shares outstanding at end of year	1,811,683	1,783,196	181,276	183,049	333,576	369,223
Institutional Class shares:
Shares sold	172,717	249,846	284,013	618,815	50,013	393,666
Shares issued as reinvestment of distributions	323,428	11,294	591,942	246,073	—	—
Shares redeemed	(1,090,341)	(1,204,634)	(1,394,411)	(2,150,378)	(124,665)	(387,791)
Net increase (decrease) in Institutional Class shares outstanding	(594,196)	(943,494)	(518,456)	(1,285,490)	(74,652)	5,875
Shares outstanding at beginning of year	3,917,270	4,860,764	8,098,009	9,383,499	1,003,587	997,712
Shares outstanding at end of year	3,323,074	3,917,270	7,579,553	8,098,009	928,935	1,003,587

181

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
December 31, 2024(Continued)

	Small Company Value Portfolio		FT Wilshire 5000 IndexSM Fund		Wilshire International Equity Fund
	Year Ended December 31,		Year Ended December 31,		Year Ended December 31,
	2024	2023	2024	2023	2024	2023
CAPITAL SHARE TRANSACTIONS:
Investment Class shares:
Shares sold	680	2,744	295,344	503,184	11,351	9,973
Shares issued as reinvestment of distributions	16,205	8,522	174,544	218,328	6,041	1,975
Shares redeemed	(32,294)	(24,246)	(542,526)	(659,183)	(21,903)	(49,750)
Net increase (decrease) in Investment Class shares outstanding	(15,409)	(12,980)	(72,638)	62,329	(4,511)	(37,802)
Shares outstanding at beginning of year	215,708	228,688	6,991,545	6,929,216	72,925	110,727
Shares outstanding at end of year	200,299	215,708	6,918,907	6,991,545	68,414	72,925
Institutional Class shares:
Shares sold	38,910	221,560	134,167	52,303	1,035,775	1,437,388
Shares issued as reinvestment of distributions	62,409	31,929	38,930	48,123	2,275,658	701,059
Shares redeemed	(118,640)	(295,717)	(173,261)	(184,792)	(3,447,584)	(5,013,247)
Net increase (decrease) in Institutional Class shares outstanding .	(17,321)	(42,228)	(164)	(84,366)	(136,151)	(2,874,800)
Shares outstanding at beginning of year	784,257	826,485	1,783,107	1,867,473	21,025,531	23,900,331
Shares outstanding at end of year	766,936	784,257	1,782,943	1,783,107	20,889,380	21,025,531

	Wilshire Income Opportunities Fund
	Year Ended December 31,
	2024	2023
CAPITAL SHARE TRANSACTIONS:
Investment Class shares:
Shares sold	1,899	2,206
Shares issued as reinvestment of distributions	899	923
Shares redeemed	(2,026)	(39,784)
Net decrease in Investment Class shares outstanding	772	(36,655)
Shares outstanding at beginning of year	22,922	59,577
Shares outstanding at end of year	23,694	22,922
Institutional Class shares:
Shares sold	1,658,689	2,359,540
Shares issued as reinvestment of distributions	1,035,427	809,773
Shares redeemed	(2,963,687)	(7,440,824)
Net decrease in Institutional Class shares outstanding .	(269,571)	(4,271,511)
Shares outstanding at beginning of year	22,857,502	27,129,013
Shares outstanding at end of year	22,587,931	22,857,502

182

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
December 31, 2024(Continued)
10. Significant Shareholders
At the end of the current fiscal period, the Portfolios had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Portfolios. These represent omnibus shareholder accounts comprised of many individual shareholders.

Portfolio	Percentage
Large Company Growth Portfolio (4 omnibus shareholders)	86%
Large Company Value Portfolio (4 omnibus shareholders)	95%
Small Company Growth Portfolio (4 omnibus shareholders)	81%
Small Company Value Portfolio (4 omnibus shareholders)	89%
FT Wilshire 5000 IndexSM Fund (2 omnibus shareholders)	67%
Wilshire International Equity Fund (4 omnibus shareholders)	96%
Wilshire Income Opportunities Fund (4 omnibus shareholders)	97%

As of the end of the current fiscal period, an affiliated investment company, also advised by the Adviser, owned the following amounts of the outstanding shares of the Portfolios:

Portfolio	Percentage
Large Company Growth Portfolio	29%
Large Company Value Portfolio	48%
Small Company Growth Portfolio	29%
Small Company Value Portfolio	30%
FT Wilshire 5000 IndexSM Fund	0%
Wilshire International Equity Fund	52%
Wilshire Income Opportunities Fund	51%

11. Tax Information
No provision for federal income taxes is required because each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Code and distributes to shareholders all of its taxable income and net realized gains. Federal income tax regulations differ from U.S. GAAP; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.
The Portfolios evaluate tax positions taken or expected to be taken in the course of preparing the Portfolios’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolios did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities of returns filed within the past three years and on-going analysis of and changes to tax laws, regulations and interpretations thereof.

183

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
December 31, 2024(Continued)
The federal tax cost of portfolio securities and unrealized appreciation and depreciation, including derivatives, and the components of distributable earnings (accumulated losses) for income tax purposes as of December 31, 2024, for each Portfolio are as follows:

	Large Company Growth Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio
Tax cost of Investments	$123,383,681	$128,369,454	$19,592,496	$21,312,612
Unrealized Appreciation	$122,840,565	$35,153,725	$6,660,798	$5,858,422
Unrealized Depreciation	(4,804,573)	(8,200,213)	(1,899,892)	(2,314,614)
Net unrealized appreciation (depreciation)	118,035,992	26,953,512	4,760,906	3,543,808
Undistributed Ordinary Income	4,006,436	916,053	—	506,628
Undistributed Long-Term Capital Gain .	6,579,334	2,341,627	—	494,838
Distributable earnings	10,585,770	3,257,680	—	1,001,466
Other accumulated gain/(loss)	—	(66)	(2,182,600)	—
Total distributable earnings	$128,621,762	$30,211,126	$2,578,306	$4,545,274

	FT Wilshire 5000 IndexSM Fund	Wilshire International Equity Fund	Wilshire Income Opportunities Fund
Tax cost of Investments	$61,690,298	$175,188,442	$202,981,122
Unrealized Appreciation	$226,759,368	$37,551,046	$5,467,659
Unrealized Depreciation	(5,159,829)	(14,942,122)	(17,857,429)
Net unrealized appreciation (depreciation)	221,599,539	22,608,924	(12,389,770)
Undistributed Ordinary Income	—	—	764,059
Undistributed Long-Term Capital Gain	2,993	—	—
Distributable earnings	2,993	—	764,059
Other accumulated gain/(loss)	(2)	(750,747)	(26,767,526)
Total distributable earnings	$221,602,530	$21,858,177	$(38,393,237)

The differences between book and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales, significant debt modifications, investment in passive foreign investment companies and tax treatment of derivatives.
At December 31, 2024, the Wilshire International Equity Fund had a late year loss deferral of $714,530.
As of December 31, 2024, Income Opportunity Fund and Small Company Growth Portfolio had the following capital loss carryforwards (“CLCFs”) for federal income tax purposes which do not expire:

Portfolio	Short-Term Loss	Long-Term Loss	Total
Small Company Growth Portfolio	$2,182,600	$—	$2,182,600
Wilshire Income Opportunities Fund	$6,834,679	$19,921,361	$26,756,040

These CLCFs may be utilized in the current and futures years to offset net realized capital gains, if any, prior to distributing such gains to shareholders. During the year ended December 31, 2024, the Wilshire Small Company Growth Portfolio utilized $766,601 of CLCF.

184

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
December 31, 2024(Continued)
The tax character of distributions declared during the years ended December 31, 2024 and December 31, 2023 was as follows:

Portfolio	2024 Ordinary Income	2024 Long-Term Capital Gains	2023 Ordinary Income	2023 Long-Term Capital Gains
Large Company Growth Fund	$5,672,220	$21,606,951	$551,373	$—
Large Company Value Portfolio	4,173,905	9,200,215	1,410,988	3,611,587
Small Company Growth Portfolio	—	—	—	—
Small Company Value Portfolio	553,579	1,655,377	86,218	952,961
FT Wilshire 5000 IndexSM Fund	2,690,316	5,245,649	2,585,421	5,369,108
Wilshire International Equity Fund	8,418,926	15,772,661	6,294,982	1,180,843
Wilshire Income Opportunities Fund	9,250,324	—	7,094,175	—

For the year ended December 31, 2024, the following reclassifications were made on the Statements of Assets and Liabilities as a result of permanent differences between income tax regulations and GAAP:

	Large Company Growth Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio
Paid-in capital	$3,631,465	$1,370,816	$(93,326)	$227,805
Distributable earnings (accumulated losses)	(3,631,465)	(1,370,816)	93,326	(227,805)

	FT Wilshire 5000 IndexSM Fund	Wilshire International Equity Fund	Wilshire Income Opportunities Fund
Paid-in capital	$331,174	$674,704	$4,636
Distributable earnings (accumulated losses)	(331,174)	(674,704)	(4,636)

Such reclassifications, primarily related to the use of utilization of earnings and profits distributed to shareholders on redemption of shares, are the result of permanent differences between financial statement and income tax reporting requirements and had no effect on each Portfolio’s net assets or NAV per share.
12. Indemnifications
In the normal course of business, the Company, on behalf of the Portfolios, enters into contracts that provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is dependent on claims that may be made against the Portfolios in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.
13. Certain Investment Risks
Asset-Backed Securities (“ABS”) Risk – Investors in ABS, including mortgage-backed securities (“MBS”) and structured finance investments, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans or other future expected receivables of assets or cash flows. Some ABS, including MBS, may have structures that make their reaction to interest rates and other factors difficult to predict, making them subject to liquidity risk.
Collateralized Debt Obligation (“CDO”) Risk – A CDO is an ABS whose underlying collateral is typically a portfolio of bonds, bank loans, other structured finance securities and/or synthetic instruments. Investors in CDOs bear the credit risk of the underlying collateral. Multiple tranches of securities are issued by the CDO, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of risk. If there are defaults or the CDO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. CDOs are subject to the same risk of prepayment described for certain mortgage-related and ABS, and are subject to credit risk, interest rate risk and default risk. The market value of CDOs may be affected by changes in the market’s perception of the creditworthiness of the servicing agent for the pool or the originator.

185

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
December 31, 2024(Continued)
Forward Contracts Risk – There may be an imperfect correlation between the price of a forward contract and the underlying security, index or currency which will increase the volatility of Wilshire Income Opportunities Fund’s NAV. The Portfolio bears the risk of loss of the amount expected to be received under a forward contract in the event of the default or bankruptcy of a counterparty. If such a default occurs, the Portfolio will have contractual remedies pursuant to the forward contract, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Portfolio’s rights as a creditor. Forward currency transactions include risks associated with fluctuations in foreign currency.
Interest Rate Risk – For debt securities, interest rate risk is the possibility that the market price will fall because of changing interest rates. In general, debt securities’ market prices rise or fall inversely to changes in interest rates. If interest rates rise, bond market prices generally fall; if interest rates fall, bond market prices generally rise. In addition, for a given change in interest rates, the market price of longer-maturity bonds fluctuates more (gaining or losing more in value) than shorter-maturity bonds. There may be less governmental intervention in influencing interest rates in the near future. If so, it could cause an increase in interest rates, which would have a negative impact on the market prices of fixed income securities and could negatively affect a Portfolio’s NAV.
Credit Risk – A Portfolio’s debt instruments are subject to credit risk, which is the risk that an issuer will be unable, or will be perceived to be unable, to repay its obligations at maturity. Funds that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities. Certain securities are backed by credit enhancements from various financial institutions and financial guarantee assurance agencies. These credit enhancements reinforce the credit quality of the individual securities; however, if any of the financial institutions or financial guarantee assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if a Portfolio concentrates its credit enhancements in any one financial institution, the risk of credit quality deterioration increases. The value of ABS may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, ABS and other securities with early redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of loans underlying ABS can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. A Portfolio’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.
Counterparty Credit Risk – Counterparty credit risk is the risk that a counterparty to a financial instrument will fail on a commitment that it has entered into with a Portfolio. A Portfolio’s Sub-Adviser seeks to minimize counterparty credit risk by monitoring the creditworthiness of each counterparty on an ongoing basis.
Foreign Security Risk – Wilshire International Equity Fund and Wilshire Income Opportunities Fund invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in foreign countries. The market values of the Portfolios’ investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline.
Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Also, the ability of the issuers of debt securities held by the Portfolios to meet their obligations may be affected by economic and political developments in a specific country, industry or region.
Investments in Loans Risk – Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.
Sector Risk – If a Portfolio has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Portfolio than would be the case if the Portfolio did not have significant investments in that sector. In addition, this may increase

186

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
December 31, 2024(Continued)
the risk of loss of an investment in the Portfolio and increase the volatility of the Portfolio’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of a Portfolio’s holdings would be adversely affected. As of the end of the current fiscal period, Large Company Growth Portfolio had 34.1% of the value of its net assets invested in stocks within the Information Technology sector; Small Company Value Portfolio had 30.8% of the value of its net assets invested in stocks within the Financials sector; and FT Wilshire 5000 Index FundSM had 30.2% of the value of its net assets invested in stocks within the Information Technology sector.
A more complete description of risks is included in each Portfolio’s prospectus and Statement of Additional Information.
14. Subsequent Event Evaluation
The Portfolios have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to these financial statements.

187

WILSHIRE MUTUAL FUNDS, INC.
Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Directors of
Wilshire Mutual Funds, Inc.
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, total return swap contracts, futures contracts, written options, forward currency contracts, centrally cleared interest rate swap contracts, and over the counter volatility swap contracts, as applicable, of Wilshire Mutual Funds, Inc. comprising Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, FT Wilshire 5000 IndexSM Fund, Wilshire International Equity Fund, and Wilshire Income Opportunities Fund (the “Funds”) as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2024, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, agent banks, counterparties and brokers; when replies were not received from counterparties, brokers, or agent banks, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2017.

COHEN & COMPANY, LTD.
Cleveland, Ohio
February 28, 2025

188

WILSHIRE MUTUAL FUNDS, INC.
Tax Information (Unaudited)
For the year ended December 31, 2024, the Portfolios designated the following long-term capital gain distributions:

Portfolio	Amount
Large Company Growth Portfolio	$21,606,951
Large Company Value Portfolio	9,200,215
Small Company Growth Portfolio	—
Small Company Value Portfolio	1,655,377
FT Wilshire 5000 IndexSM Fund	5,245,649
Wilshire International Equity Fund	15,772,661
Wilshire Income Opportunities Fund	—

Of the distributions made by the following Portfolios, the corresponding percentages represent the amount of each distribution which will qualify for the dividends received deduction available to corporate shareholders:

Portfolio	Percentage
Large Company Growth Portfolio	41.52%
Large Company Value Portfolio	57.87%
Small Company Growth Portfolio	0.00%
Small Company Value Portfolio	83.12%
FT Wilshire 5000 IndexSM Fund	100.00%
Wilshire International Equity Fund	0.28%
Wilshire Income Opportunities Fund	0.40%

Pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003, and as extended by Tax Relief, Unemployment Insurance Reauthorization and Jobs Creation Act of 2010, the Portfolios designated the following percentages of their income dividends distributed in 2024 as qualified dividend income as defined in Section 1(h)(II) of the Internal Revenue Code.

Portfolio	Percentage
Large Company Growth Portfolio	41.98%
Large Company Value Portfolio	68.48%
Small Company Growth Portfolio	0.00%
Small Company Value Portfolio	83.40%
FT Wilshire 5000 IndexSM Fund	100.00%
Wilshire Income Opportunities Fund	0.40%
Wilshire International Equity Fund	72.41%

189

Additional Information
Information on Proxy Voting
A description of policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities, along with each Portfolio’s proxy voting record relating to portfolio securities held during most recent 12-month period ended December 31, is available at no charge, upon request by calling (866) 591-1568, by e-mailing us at http://advisor.wilshire.com or on the SEC’s website at www.sec.gov.
Information on Form N-PORT
The Company files its complete schedule of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-PORT. The Company’s Forms N-PORT are available on the SEC’s website at www.sec.gov.
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

190

WILshire MUTUAL FUNDS, INC.
Board Approval of Advisory Agreement
Wilshire Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified investment company, which was incorporated under Maryland law on July 30, 1992. The Company operates as a series company and presently offers seven series:

•	Large Company Growth Portfolio	•	Large Company Value Portfolio
•	Small Company Growth Portfolio	•	Small Company Value Portfolio
•	FT Wilshire 5000 Index Fund	•	Wilshire Income Opportunities Fund
•	Wilshire International Equity Fund

(Each of the foregoing series may be referred to herein as a “Fund” and collectively, as the “Funds.”)
During the six months ended December 31, 2024, the Board of Directors of the Company (the “Board,” with the members of the Board referred to individually as the “Directors”) approved the renewal for an additional one-year term of the investment advisory agreement between Wilshire Advisors LLC (“Wilshire” or the “Adviser”), the investment adviser to each Fund, and the Company, with respect to each of the Funds (the “Advisory Agreement”).
The Advisory Agreement continues in effect from year to year provided that such continuance is specifically approved at least annually by (i) the Board or a majority of the outstanding voting securities (as defined in the 1940 Act) of each Fund, and, in either event, (ii) the vote of a majority of the Directors who are not “interested person[s],” as defined by the 1940 Act, of the Funds (the “Independent Directors”) casting votes at a meeting called for such purpose.
The Board approved the renewal of the Advisory Agreement following an extensive process that concluded at the Board’s November 19, 2024 meeting (the “November Meeting”). As required by the 1940 Act, the approval was confirmed by the separate vote of the Independent Directors, casting votes at a meeting called for such purpose. As part of their review process, the Independent Directors were represented by independent legal counsel (“Independent Legal Counsel”), from whom the Independent Directors received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Independent Directors various key aspects of the Directors’ legal responsibilities relating to the proposed renewal of the Advisory Agreement and advised them of the relevant legal standards.
Information Requested and Received
At the direction of the Independent Directors, Independent Legal Counsel sent a memorandum to the Adviser requesting information regarding the Advisory Agreement to be provided to the Directors in advance of the November Meeting.
In response to the request for information, the Directors received information from the Adviser regarding the factors underlying its recommendation to approve the Advisory Agreement. In particular, the Directors received information from the Adviser as to each Fund describing: (i) the nature, extent and quality of services provided; (ii) the financial condition of the Adviser and its ability to provide the contracted-for services under the Advisory Agreement; (iii) the investment performance of the Fund as provided by the Adviser based upon data gathered from the Morningstar Direct database (“Morningstar”), along with a comparison to its benchmark index: (iv) the costs of services provided and estimated profits realized by the Adviser; (v) the extent to which economies of scale are realized as the Fund grows; (vi) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders; (vii) comparisons of amounts paid by other registered investment companies as provided by Wilshire based upon data gathered from Morningstar; and (viii) fall-out benefits realized by the Adviser from its relationship with the Fund. The Independent Directors also received a memorandum from Independent Legal Counsel describing their duties in connection with advisory contract proposals, and they were assisted in their review by Independent Legal Counsel.
Factors Considered
In connection with its deliberations regarding the proposed renewal of the Advisory Agreement, the Board considered such information and factors as it believed to be relevant in the exercise of its business judgment. As described below, the Board considered the nature, extent and quality of the services performed by the Adviser under the Advisory Agreement; comparative fees as provided by the Adviser; the profits realized by the Adviser; the extent to which the Adviser realizes economies of scale as a Fund grows; and whether any fall-out benefits are being realized by the Adviser. The Board also took into account the various materials received from the Adviser, its discussions with management and the guidance provided by Independent Legal Counsel in private sessions at which no representatives

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of the Adviser were present. In addition, as a part of its evaluation, the Board considered the assessment of performance made by the Investment Committee (which is comprised solely of Independent Directors), which also met on November 19, 2024 to review data on the Adviser’s performance. Recognizing that the evaluation process with respect to the services provided by the Adviser is an ongoing one, the Board also considered information reviewed by the Board during the year at other Board and Board committee meetings. The Board considered the foregoing information and all materials provided in the context of its accumulated experience governing the Funds and weighed the factors and standards discussed with Independent Legal Counsel.
In deciding to approve the renewal of the Advisory Agreement, the Board did not identify any single factor as all-important or controlling and each Director, in the exercise of his or her business judgment, may attribute different weights to the various factors. The Board based its decision on the totality of the circumstances and relevant factors. This summary discusses the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval and does not describe all of the matters considered. However, the Board concluded that each of the various factors referred to below favored such approval.
Based upon its evaluation of all materials provided, and its determination that it had received sufficient information to make an informed business decision with respect to the Advisory Agreement, the Board concluded that it was in the best interests of each Fund to approve the renewal of the Advisory Agreement.
Nature, Extent and Quality of Services
With respect to the nature, extent and quality of services provided by the Adviser, the Board considered the functions currently performed by the Adviser, noting that the Adviser performs certain administrative functions on behalf of the Funds. The Board considered the experience and skills of the senior management leading Fund operations, the experience and skills of the key personnel performing the functions under the Advisory Agreement and the resources made available to such personnel. In evaluating the services provided by the Adviser, the Board took into account each Fund’s portfolio management structure, whereby the Adviser identifies, evaluates and oversees managers it believes are “best-in-class” to act as sub-adviser(s) to the Fund, and for certain Funds, manages a portion of the Fund. Thus, the Board considered the capabilities and expertise of the Adviser’s personnel responsible for implementing the Funds’ investment strategies and considered the information provided by the Adviser regarding investment oversight and risk management processes.
The Board considered the compliance program established by the Adviser and the level of compliance maintained for the Funds. In addition, the Board considered the regular reports it receives from the Funds’ Chief Compliance Officer regarding compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also took into account information regarding the Adviser’s disaster recovery and contingency plans and data protection safeguards, among other things.
The Board considered the Adviser’s financial condition, and considered the financial support provided by the Adviser to each of Small Company Growth Portfolio, Small Company Value Portfolio, Large Company Value Portfolio, Wilshire Income Opportunities Fund and Wilshire International Equity Fund pursuant to expense limitation agreements. In this regard, the Board reviewed, among other things, the Adviser’s audited consolidated financial statements as of December 31, 2023, as well as information regarding the firm’s business plans. The Board also noted the Adviser’s commitment to ensuring that sufficient resources will continue to be available in the future for servicing the Funds.
In connection with its evaluation of the quality of services provided by the Adviser, the Board reviewed information on the performance of each of the Investment Class and Institutional Class shares of each actively managed Fund—i.e., each of the Funds, with the exception of the FT Wilshire 5000 Index Fund (the “Index Fund”)—for the annualized one-, three-, five- and ten-year periods ended September 30, 2024, as applicable, in comparison to a peer group of funds determined by Wilshire based upon the Morningstar database for the same periods. The Board also reviewed performance of the Institutional Class shares of each actively managed Fund in comparison to each Fund’s benchmark.
With respect to the Index Fund, the Board took into account that, unlike the other Funds, its investment objective is to replicate as closely as possible the performance of an index, the FT Wilshire 5000 Index. In this regard, the Board noted that, in view of the distinctive investment objective of the Index Fund and the expectations of shareholders, the

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investment performance of the Index Fund in absolute terms was not of the relevance that normally attaches to the performance of actively managed Funds. Of greater relevance to the Board was the extent to which the Index Fund’s performance tracked its benchmark, and thus the Board focused its attention on the tracking error data provided by Wilshire—which was provided for the one-, three-, five- and ten-year periods ended September 30, 2024—and how the Index Fund compared to its peers in this respect. The Board noted that the Index Fund’s peer group consisted of other large cap funds (growth, blend and value) that passively replicate domestic equity benchmarks.
In general, the Board considered performance results in light of each Fund’s investment objective, strategies and risks, and the responsibilities of the Adviser, as disclosed in the Fund’s prospectus. As to the Adviser’s performance, the Board made the observations and considered the factors noted below.
Large Company Growth Portfolio
•
Although the Fund’s annualized returns for each period (with the exception of the one-year period which was above) were below the Fund’s benchmark performance, each class of the Fund outperformed its respective peer group median for the one-, three-, five- and ten-year periods, ranking in the first or second quintile of its respective peer group (the first quintile being the best performers and the fifth quintile being the worst performers) for all periods reviewed.

Large Company Value Portfolio
•
The Fund’s annualized returns for each period were below the Fund’s benchmark performance. In addition, each class of the Fund outperformed its respective peer group median for the one-year period, ranking in the third quintile of its respective peer group and underperformed its respective peer group for the three-, five- and ten-year periods, ranking in the fourth quintile of its respective peer group (except for the Institutional Class for the ten-year period which ranked in the fifth quintile of its peer group).

Small Company Growth Portfolio
•
The Fund’s annualized returns for each period were below the Fund’s benchmark performance. In addition, each class of the Fund underperformed its respective peer group median for the one-, three-, five- and ten-year periods, ranking in the fifth quintile of its respective peer group (except for the Institutional Class for the three-year period which ranked in the fourth quintile of its peer group). The Board also took into account the Adviser’s explanation of the factors that detracted from performance, including individual subadviser performance.

Small Company Value Portfolio
•
The Fund’s annualized returns for the three-, five- and ten-year periods were above the Fund’s benchmark performance. In addition, each class of the Fund outperformed its respective peer group median for the one-, three- and ten-year periods, ranking in the second or third quintiles of its respective peer group, and each class of the Fund underperformed its respective peer group median for the five-year period, ranking in the third quintile of its respective peer group.

Index Fund
•
Each class of the Index Fund’s tracking error was below its respective peer group median—i.e., each class of the Index Fund tracked its index more closely than the median of its respective peer group—for all periods reviewed, with the Investor Class ranking in the first quintile of its peer group for all periods reviewed and the Investment Class for the ten-year period (ranking in the second quintile of its peer group for the one-, three- and five-year periods). The Board also noted that, although the Index Fund underperformed its index for all periods reviewed, these results were attributable primarily to the Index Fund’s expenses. The Board determined that the Index Fund tracked its index within an acceptable range.

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Wilshire Income Opportunities Fund
•
The Fund’s annualized returns were above the Fund’s benchmark performance for each period reviewed and below the Fund’s custom blended[1] benchmark for each period reviewed. In addition, each class of the Fund underperformed its respective peer group median for the one-, three- and five-year periods, ranking in the third, fifth and fifth quintiles of its respective peer group, respectively. In assessing the Fund’s performance data, the Board took into account the Adviser’s explanation of the factors that detracted from performance.

Wilshire International Equity Fund
•
The Board noted that the Fund’s performance for all periods reviewed exceeded its benchmark. In addition, each class of the Fund exceeded its respective peer group median for all periods reviewed, with the Institutional Class ranking in the first, third, first and first quintiles, respectively, for the one, three-, five- and ten-year periods and the Investment Class ranking in the second, third, first and first quintiles, respectively, for the same periods.

In evaluating each Fund’s performance metrics, the Board took into account its discussions with management throughout the year regarding the factors that contributed to or detracted from performance, as the case may be, and considered the Adviser’s overall track record and reputation. After reviewing the foregoing and related factors, the Board concluded that (i) each Fund’s performance was acceptable or (ii) it was satisfied with the Adviser’s responses relating to investment performance.
In addition, based on the foregoing, the Board concluded that the Adviser and its personnel were qualified to continue to serve the Funds in such capacity and that it was satisfied with the nature, extent and quality of the services provided by the Adviser to each Fund.
Comparative Fees
The Board compared each Fund’s actual management fee paid and total expense ratio for Investment Class and Institutional Class shares to the applicable peer group of funds, as well as each Fund’s size relative to its peers. In considering the comparative fee and expense data provided by the Adviser, the Board made the following observations:
Large Company Growth Portfolio
•
Each class of the Fund’s total expense ratio and actual management fee paid was above its respective peer group median, ranking in the fourth quintile for the Institutional Class and in the fifth and fourth quintiles, respectively, for the Investment Class (the first quintile being the lowest and the fifth quintile being the highest). The Board also took into account that the Adviser has entered into an expense limitation agreement with respect to the Fund.

Large Company Value Portfolio
•
Each class of the Fund’s total expense ratio and actual management fee paid was above its respective peer group median, ranking in the fifth and fourth quintiles, respectively. The Board also took into account that the Adviser has entered into an expense limitation agreement with respect to the Fund.

Small Company Growth Portfolio
•
Although each class of the Fund’s total expense ratio was above its respective peer group median, ranking in the third quintile for the Institutional Class and in the fourth quintile for the Investment Class, the Fund’s actual management fee paid was below the peer group median and ranked in the first quintile. With respect to the Fund’s total expense ratio, the Board considered the Fund’s small size relative to its peer groups. In addition, the Board took into account that the Adviser has entered into an expense limitation agreement with respect to the Fund.

[1]
The Wilshire Income Opportunities Fund’s custom blended benchmark was calculated by the Adviser and consists of 70% Bloomberg U.S. Universal Index, 10% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Bond Index, 10% S&P/LSTA Leveraged Loan Index and 10% Bloomberg Emerging Markets USD Index.

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Small Company Value Portfolio
•
Although each class of the Fund’s total expense ratio was above its respective peer group median, ranking in the fourth quintile, the Fund’s actual management fee paid was below the peer group median and ranked in the first quintile. With respect to the Fund’s total expense ratio, the Board considered the Fund’s small size relative to its peer groups. In addition, the Board took into account that the Adviser has entered into an expense limitation agreement with respect to the Fund.

Index Fund
•
Each class of the Fund’s total expense ratio and the actual management fee paid were below its respective peer group median, ranking in the third (41%) and first quintiles, respectively, for the Institutional Class and in the first quintile for the Investment Class.

Wilshire Income Opportunities Fund
•
Although each class of the Fund’s total expense ratio was above its respective peer group median, ranking in the fourth quintile, each class of the Fund’s actual management fee paid was below its respective peer group median ranking in the first quintile. In addition, the Board took into account that the Adviser has entered into an expense limitation agreement with respect to the Fund.

Wilshire International Equity Fund
•
Although each class of the Fund’s total expense ratio was above its respective peer group median, ranking in the fifth quintile of its peer group, the Fund’s Investment Class actual management fee paid was below its peer group median and ranked in the third quintile (42%). The Fund’s Institutional Class actual management fee ranked in the fourth quintile of its peer group. The Board also considered that the Adviser has entered into an expense limitation agreement with respect to the Fund.

As part of its evaluation of each Fund’s management fee, the Board considered how such fees compared to the Fund(s) with similar investment styles, to the extent applicable. [The Board noted that the Adviser had not identified any other registered investment companies that it advises pursuant to similar investment strategies. However, the Board considered that the Adviser provides advisory services to retirement plans and that certain plans invest in Wilshire collective investment trusts that have investment strategies similar to certain of the Funds and that Wilshire charges those retirement plans a lower fee. In this regard, the Board considered, among other things, the Adviser’s discussion of the significant differences in the scope of services provided to the Funds and to such plans, as well as the size of the Funds relative to such plans.] The Board concluded that the information it received demonstrated that the aggregate services provided to and specific circumstances of the Funds were sufficiently different from the services provided to and specific circumstances of the retirement plans to support the difference in fees.
Based upon all of the above, the Board concluded that the management fee for each Fund was reasonable.
Costs of Services Provided and Profitability to Wilshire
With respect to the costs of services provided and profitability realized by Wilshire from its relationship with the Funds, the Board reviewed a profitability analysis and data from Wilshire, setting forth, among other things, gross revenues received by Wilshire, expenses allocated to the Company and the operating margin/profitability rate. In the course of its review of Wilshire’s profitability, the Board took into account the methods used by Wilshire to determine expenses and profit. The Board considered all of the foregoing in evaluating the costs of services provided, the profitability to Wilshire and the profitability rates presented, and it concluded that the profits realized by Wilshire were not unreasonable in comparison with the costs of providing investment advisory services to the Funds.
Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Funds as Fund assets grow, whether the Funds have appropriately benefited from any economies of scale and whether there is potential for realization of economies of scale. The Board considered whether economies of scale in the provision of services to the Funds were being passed along to the shareholders. The Board noted the Adviser’s statements, including

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that the Adviser believes its management fees are appropriate and that, where possible, the Adviser has utilized common service providers across multiple funds in the complex in order to negotiate lower fees on behalf of the Funds.
As part of its assessment of economies of scale, the Board also considered that economies of scale may be shared through a number of means, including expense limitations, management fees set at competitive rates pre-assuming future asset growth, and/or management fee breakpoints—i.e., a tiered fee schedule based on asset size. Thus, the Board considered the size of each Fund and the management fee it is charged, as well as the Adviser’s agreement to limit the expenses of certain Funds. The Board also took into account that each Fund’s advisory fee schedule included a breakpoint at an asset level that had not yet been reached.
Based upon all of the above, the Board concluded that the management fee for each Fund reflects an appropriate recognition of any economies of scale.
Fall-Out Benefits
The Board considered that the Adviser may retain a portion of the Rule 12b-1 fees collected from the Investment Class of each Fund to offset its costs for distribution services provided to the Investment Class of the Fund but noted that the Adviser has not historically done so. The Board also considered the Adviser’s statement that benefits from its relationship with the Funds were primarily limited to the advisory fees paid. The Board determined that the advisory fees were reasonable in light of any fall-out benefits.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreement continue to be fair and reasonable and that the continuation of the Advisory Agreement is in the best interests of each Fund.

196

Wilshire Mutual Funds, Inc.
Board Approval of Subadvisory Agreements
Wilshire Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified investment company, and it was incorporated under Maryland law on July 30, 1992. The Company operates as a series company and presently offers seven series:

•	Large Company Growth Portfolio	•	Large Company Value Portfolio
•	Small Company Growth Portfolio	•	Small Company Value Portfolio
•	FT Wilshire 5000 Index Fund	•	Wilshire Income Opportunities Fund
•	Wilshire International Equity Fund

(Each of the foregoing series may be referred to herein as a “Fund” and collectively as the “Funds.”)
During the six months ended December 31, 2024, the Board of Directors of the Company (the “Board,” with the members of the Board referred to individually as the “Directors”) approved the renewal for an additional one-year term of each subadvisory agreement between Wilshire Advisors LLC (“Wilshire” or the “Adviser”), the investment adviser for each Fund, and each of the following subadvisers, with respect to the applicable Fund(s):

Subadviser	Fund(s)
AllianceBernstein L.P. (“AllianceBernstein”)	Large Company Growth Portfolio
Diamond Hill Capital Management, Inc. (“Diamond Hill”)	Small Company Value Portfolio
DoubleLine Capital LP (“DoubleLine”)	Wilshire Income Opportunities Fund
Fred Alger Management, LLC (“Fred Alger”)	Large Company Growth Portfolio
Granahan Investment Management, Inc. (“Granahan”)	Small Company Growth Portfolio
Hotchkis & Wiley Capital Management, LLC (“Hotchkis & Wiley”)	Large Company Value Portfolio Small Company Value Portfolio
Lazard Asset Management LLC (“Lazard”)	Wilshire International Equity Fund
Los Angeles Capital Management LLC (“LA Capital”)	Large Company Growth Portfolio Large Company Value Portfolio Small Company Growth Portfolio Small Company Value Portfolio Wilshire 5000 Index Fund Wilshire International Equity Fund
Manulife Asset Management (US) LLC (“Manulife”)	Wilshire Income Opportunities Fund
Massachusetts Financial Services (d/b/a MFS Investment Management) (“MFS”)	Large Company Value Portfolio
Pzena Investment Management, LLC (“Pzena”)	Wilshire International Equity Fund
Ranger Investment Management, L.P. (“Ranger”)	Small Company Growth Portfolio
Voya Investment Management Co. LLC (“Voya”)	Large Company Growth Portfolio Large Company Value Portfolio Wilshire Income Opportunities Fund Wilshire International Equity Fund
WCM Investment Management, LLC (“WCM”)	Wilshire International Equity Fund

In the following text, the subadvisers are referred to collectively as “Subadvisers” or individually as a “Subadviser,” and the subadvisory agreements between Wilshire and the Subadvisers are referred to collectively as the “Subadvisory Agreements” or individually as a “Subadvisory Agreement.”
Each of the Subadvisory Agreements continues in effect from year to year, provided that such continuance is specifically approved at least annually in the manner required by the 1940 Act and the rules and regulations thereunder.
The Board approved the renewal of each of the Subadvisory Agreements following an extensive process that concluded at the Board’s August 20, 2024 meeting (the “Meeting”). As required by the 1940 Act, each approval was confirmed by the separate vote of the Directors who are not “interested person[s],” as defined by the 1940 Act, of the Funds (the “Independent Directors”). As part of the Board’s review process, the Independent Directors were represented by independent legal counsel (“Independent Legal Counsel”), from whom the Independent Directors received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the

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Independent Directors various key aspects of the Directors’ legal responsibilities relating to the proposed renewal of the Subadvisory Agreements, and advised the Independent Directors of the relevant legal standards.
Information Requested and Received
At the direction of the Independent Directors, Independent Legal Counsel sent a memorandum to the Adviser requesting that information regarding the proposed Subadvisory Agreements be provided to the Directors in advance of the Meeting.
In response to the request for information, the Directors received information from the Adviser regarding the factors underlying its recommendations to approve each Subadvisory Agreement. The Directors also received information from each Subadviser as to each Fund it managed, describing: (i) the nature, extent and quality of services provided; (ii) the investment performance of the Subadviser in connection with the Fund; (iii) the financial condition of the Subadviser; (iv) the extent to which economies of scale are realized as a Fund grows; (v) whether fee levels reflect any possible economies of scale for the benefit of Fund shareholders; (vi) where applicable, comparisons of services rendered and amounts paid by other registered investment companies and any comparable advisory clients; and (vii) benefits realized by the Subadviser from its relationship with the Fund. The Independent Directors also received a memorandum from Independent Legal Counsel describing their duties in connection with advisory contract proposals, and they were assisted in their review by Independent Legal Counsel.
Factors Considered
In connection with its deliberations regarding the proposed renewal of the Subadvisory Agreements, the Board considered such information and factors as it believed to be relevant in the exercise of its business judgment. As described below, the Board considered the nature, extent and quality of the services performed by each Subadviser under the subadvisory arrangements (including the performance of each Fund or portion thereof); comparative fees as provided by each Subadviser; the profits realized by each Subadviser; the extent to which each Subadviser realizes economies of scale as a Fund grows; and whether any fall-out benefits are being realized by each Subadviser. The Board also took into account the various materials received from the Adviser, its discussions with management and the guidance provided by Independent Legal Counsel in sessions at which no representatives of the Subadvisers were present and in executive session with no representatives of the Subadvisers or the Adviser present. In addition, as a part of its evaluation, the Board considered the assessment of performance made by the Investment Committee (which is composed solely of Independent Directors), which also met on August 20, 2024 to review data on each Subadviser’s performance. Recognizing that the evaluation process with respect to the services provided by each of the Subadvisers is an ongoing one, the Board also considered information reviewed by the Board during the year at other Board and Board committee meetings. The Board considered the foregoing information and all materials provided in the context of its accumulated experience governing the Funds and weighed the factors and standards discussed with Independent Legal Counsel.
In deciding to approve each of the Subadvisory Agreements, the Board did not identify any single factor as all-important or controlling, and each Director, in the exercise of his or her business judgment, may attribute different weights to the various factors. The Board based its decision on the totality of the circumstances and relevant factors. This summary discusses the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval and does not describe all of the matters considered. However, the Board concluded that each of the various factors referred to below favored such approval.
Based upon its evaluation of all materials provided, and its determination that it had received sufficient information to make an informed business decision with respect to the Subadvisory Agreements, the Board concluded that it was in the best interests of each Fund to approve the renewal of each of the Subadvisory Agreements.
Nature, Extent and Quality of Services
As to each Subadvisory Agreement and Subadviser, the Board considered the nature, extent and quality of services provided. The Board considered the firm’s overall reputation; the track record and qualifications of the Subadviser; its investment approach and methodologies; the education, experience and tenure of the Subadviser’s investment personnel responsible for the day-to-day portfolio management of the applicable Fund or portion thereof; and the resources made available to such personnel, as well as information regarding how the Subadviser compensates such personnel. The Board also considered each Subadviser’s compliance with investment policies and general legal

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compliance, in addition to information regarding each firm’s disaster recovery policies, including cybersecurity risk mitigation, and policies with respect to portfolio execution, trading, liquidity risk management oversight and proxy voting. The Board noted that it had received a copy of each Subadviser’s ADV Part 2A brochure and ADV Part 2B brochure supplement, which provides additional information about other products the firm manages and the ownership structure of the firm, among other things. The Board also considered the analysis provided by the Adviser, including the metrics used by the Adviser to evaluate each Subadviser, which concluded that each Subadviser was providing reasonable services and had reasonable compliance policies and procedures in place. Also important to the Board’s analysis was the Adviser’s recommendation that each Subadvisory Agreement for each Fund be renewed for an additional term.
In connection with its evaluation of the quality of services provided by each Subadviser, the Board reviewed information provided by the Adviser comparing each Subadviser’s gross investment performance for the portion of the Fund managed by the Subadviser (except for LA Capital with respect to the Wilshire 5000 Index Fund and Voya with respect to the Large Company Growth Portfolio, the Large Company Value Portfolio and the Wilshire International Equity Fund) to the Fund’s benchmark index and in certain cases, as noted below, to a benchmark index appropriate to the Subadviser’s investment strategy as determined by the Adviser for the quarter-to-date, year-to-date and one-, three-, five- and ten-year periods ended June 30, 2024. To the extent a Subadviser had not achieved longer-term performance, the Board reviewed the performance for the periods available. With respect to the Wilshire 5000 Index Fund, LA Capital’s gross investment performance was compared to its tracking index, the Wilshire 5000 Index (the “Tracking Index”) for the same periods noted above. With respect to the Large Company Growth Portfolio, the Large Company Value Portfolio and the Wilshire International Equity Fund, each Fund engages in leverage by investing in certain derivatives, the exposure to which is backed by a portfolio of fixed income securities managed by Voya. For each of these Funds, the Board reviewed Voya’s gross performance compared to a benchmark index (as determined by the Adviser) appropriate to Voya’s fixed-income investment strategy. The Board considered performance results in light of each Fund’s investment objective, strategies and risks, and the investment approach employed by the Fund’s Subadviser(s), as disclosed in the Fund’s prospectus. As to each Subadviser’s performance with respect to the applicable Fund or portion of such Fund, the Board made the observations and considered the factors noted below, among others:
Large Company Growth Portfolio
•
AllianceBernstein. The Subadviser underperformed the Fund and the Subadviser’s benchmark index, the Russell 1000 Growth Index, for all periods reviewed. Longer-term performance was not considered because the Subadviser began managing its portion of the Fund in December 2021. The Board noted the information provided regarding the Subadviser’s portfolio management processes. The Board also considered the Adviser’s assessment of the nature, extent and quality of services provided by the Subadviser, including the Adviser’s statement that it is satisfied with the level of services provided, but would continue to monitor the Subadviser’s performance.

•
Fred Alger. The Subadviser outperformed the Fund and the Subadviser’s benchmark index, the Russell 1000 Growth Index, for the quarter-to-date, year-to-date and one-year period ended June 30, 2024, and the Subadviser underperformed for the three-year period ended June 30, 2024. Longer-term performance was not considered because the Subadviser began managing its portion of the Fund in March 2020. The Board noted the information provided regarding the Subadviser’s portfolio management processes. The Board also considered the Adviser’s assessment of the nature, extent and quality of services provided by the Subadviser, including the Adviser’s statement that it is satisfied with the level of services provided.

•
LA Capital. The Subadviser outperformed the Fund and the Subadviser’s benchmark index, the Russell 1000 Growth Index, for all periods reviewed. The Board also considered the Adviser’s assessment of the nature, extent and quality of services provided by the Subadviser, including the Adviser’s statement that it is satisfied with the level of services provided.

•
Voya. With the exception of the three-year period ended June 30, 2024, the Subadviser outperformed the Subadviser’s benchmark index, the ICE BofA US Dollar 3-Month Deposit Bid Rate Constant Maturity (USD), for all periods reviewed. Longer-term performance was not considered because the Subadviser began managing its portion of the Fund in August 2020. The Board noted the information provided

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regarding the Subadviser’s portfolio management processes. The Board also considered the Adviser’s assessment of the nature, extent and quality of services provided by the Subadviser, including the Adviser’s statement that it is satisfied with the level of services provided.
Large Company Value Portfolio
•
Hotchkis & Wiley. The Subadviser outperformed the Fund and the Subadviser’s benchmark index, the Russell 1000 Value Index, for all periods reviewed. Longer-term performance was not considered because the Subadviser began managing its portion of the Fund in December 2021. The Board noted the information provided regarding the Subadviser’s portfolio management processes. The Board also considered the Adviser’s assessment of the nature, extent and quality of services provided by the Subadviser, including the Adviser’s statement that it is satisfied with the level of services provided.

•
LA Capital. The Subadviser outperformed the Fund and the Subadviser’s benchmark index, the Russell 1000 Value Index, for the year-to-date, one-year, three-year and five-year periods ended June 30, 2024, and underperformed for the quarter-to-date and ten-year periods ended June 30, 2024. The Board noted the information provided regarding the Subadviser’s portfolio management processes. The Board also considered the Adviser’s assessment of the nature, extent and quality of services provided by the Subadviser, including the Adviser’s statement that it is satisfied with the level of services provided.

•
MFS. Although the Subadviser underperformed the Subadviser’s benchmark index, the Russell 1000 Index, for all periods reviewed, the Subadviser outperformed the Fund’s benchmark index, the Russell 1000 Value Index, for all periods reviewed. Longer-term performance was not considered because the Subadviser began managing its portion of the Fund in January 2021. The Board noted the information provided regarding the Subadviser’s portfolio management processes. The Board also considered the Adviser’s assessment of the nature, extent and quality of services provided by the Subadviser, including the Adviser’s statement that it is satisfied with the level of services provided, but will continue to monitor the Subadviser’s performance.

•
Voya. With the exception of the three-year period ended June 38, 2024, the Subadviser outperformed the Subadviser’s benchmark index, the ICE BofA US Dollar 3-Month Deposit Bid Rate Constant Maturity (USD), for all periods reviewed. Longer-term performance was not considered because the Subadviser began managing its portion of the Fund in August 2020. The Board noted the information provided regarding the Subadviser’s portfolio management processes. The Board also considered the Adviser’s assessment of the nature, extent and quality of services provided by the Subadviser, including the Adviser’s statement that it is satisfied with the level of services provided.

Small Company Growth Portfolio
•
Granahan. The Subadviser underperformed the Subadviser’s benchmark, the Russell Microcap Growth Index, and the Fund’s benchmark index, the Russell 2000 Growth Index, for all periods reviewed. Longer-term performance was not considered because the Subadviser began managing its portion of the Fund in December 2021. The Board noted the information provided regarding the Subadviser’s investment program for its portion of the Fund. The Board also considered the Adviser’s assessment of the nature, extent and quality of services provided by the Subadviser, including the Adviser’s statement that it is taking steps to address the Subadviser’s underperformance.

•
LA Capital. The Subadviser outperformed the Fund and the Subadviser’s benchmark index, the Russell 2000 Growth Index, for the one-year, threeyear, fiveyear and ten-year periods ended June 30, 2024, but underperformed for the quarter-to-date and year-to-date periods ended June 30, 2024. The Board noted the information provided regarding the Subadviser’s investment program for its portion of the Fund. The Board also considered the Adviser’s assessment of the nature, extent and quality of services provided by the Subadviser, including the Adviser’s statement that it is satisfied with the level of services provided by the Subadviser, but will continue to monitor the Subadviser’s performance.

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Wilshire Mutual Funds, Inc.
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•
Ranger. The Subadviser outperformed the Fund and the Subadviser’s benchmark index, the Russell 2000 Growth Index, for the threeyear, fiveyear and ten-year periods ended June 30, 2024, and underperformed for the quarter-to-date, year-to-date and one-year periods ended June 30, 2024. The Board noted the information provided regarding the Subadviser’s investment program for its portion of the Fund. The Board also considered the Adviser’s assessment of the nature, extent and quality of services provided by the Subadviser, including the Adviser’s statement that it is satisfied with the level of services provided by the Subadviser, but will continue to monitor the Subadviser’s performance.

Small Company Value Portfolio
•
Diamond Hill. The Subadviser outperformed the Fund and the Subadviser’s benchmark index, the Russell 2000 Value Index, for all periods reviewed. Longer-term performance was not considered because the Subadviser began managing its portion of the Fund in December 2019. The Board noted the information provided regarding the Subadviser’s portfolio management processes. The Board also considered the Adviser’s assessment of the nature, extent and quality of services provided by the Subadviser, including the Adviser’s statement that it is satisfied with the level of services provided.

•
Hotchkis & Wiley. The Subadviser outperformed the Fund and the Subadviser’s benchmark index, the Russell 2000 Value Index, for the quarter-to-date and three-year periods ended June 30, 2024, and underperformed for the year-to-date and one-year periods ended June 30, 2024. Longer-term performance was not considered because the Subadviser began managing its portion of the Fund in December 2019. The Board noted the information provided regarding the Subadviser’s portfolio management processes. The Board also considered the Adviser’s assessment of the nature, extent and quality of services provided by the Subadviser, including the Adviser’s statement that it is satisfied with the level of services provided, but will continue to monitor the Subadviser’s performance.

•
LA Capital. The Subadviser outperformed the Fund and the Subadviser’s benchmark index, the Russell 2000 Value Index, for all periods reviewed. The Board noted the information provided regarding the Subadviser’s investment program for its portion of the Fund. The Board also considered the Adviser’s assessment of the nature, extent and quality of services provided by the Subadviser, including the Adviser’s statement that it is satisfied with the level of services provided by the Subadviser.

Wilshire 5000 Index Fund
•
LA Capital. The Subadviser underperformed the Tracking Index for all periods reviewed. The Board noted that the Fund’s investment objective is to replicate as closely as possible the performance of the Tracking Index before the deduction of the Fund’s expenses. The Subadviser seeks to track the performance of the Tracking Index by partially replicating the holdings of the Index, as well as optimizing the portfolio’s exposures to certain factors. In this regard, the Board considered the Adviser’s assessment of the nature, extent and quality of services provided by the Subadviser, including the Adviser’s statement that the Subadviser’s performance is in line with expectations. The Board also took into account the fact that the Adviser is satisfied with the level of services provided by the Subadviser to the Fund.

Wilshire Income Opportunities Fund
•
DoubleLine. The Subadviser outperformed the Subadviser’s custom blended benchmark,[1] the Fund’s benchmark index, the Bloomberg U.S. Universal Index, and the Fund’s secondary custom blended benchmark[2] for all periods reviewed. The Board did not consider ten-year performance because the Subadviser began managing its portion of the Fund in April 2016. The Board noted the information

[1]
DoubleLine’s custom blended benchmark was calculated by the Adviser and consists of 70% Bloomberg US Aggregate Bond Index, 15% S&P/LSTA Leveraged Loan Index and 15% Bloomberg Emerging Markets USD Aggregate Bond Index (Unhedged).

[2]
The Wilshire Income Opportunities Fund’s custom blended benchmark was calculated by the Adviser and consists of 70% Bloomberg U.S. Universal Index, 10% Bloomberg U.S. Corporate High Yield 2% Issuer Capped Bond Index, 10% S&P/LSTA Leveraged Loan Index, and 10% Bloomberg Emerging Markets USD Aggregate Bond Index.

201

Wilshire Mutual Funds, Inc.
Board Approval of Subadvisory Agreements(Continued)
provided regarding the Subadviser’s investment program for its portion of the Fund. The Board also considered the Adviser’s assessment of the nature, extent and quality of services provided by the Subadviser, including the Adviser’s statement that it is satisfied with the level of services provided by the Subadviser.
•
Manulife. The Subadviser outperformed the Subadviser’s benchmark index, the Bloomberg Global Multiverse Index, and the Fund’s benchmark index, the Bloomberg U.S. Universal Index, for all periods reviewed. The Subadviser outperformed the Fund’s secondary custom blended benchmark index for the three- and five-year periods ended June 30, 2024. Longer-term performance was not considered because the Subadviser began managing its portion of the Fund in June 2018. The Board noted the information provided regarding the Subadviser’s investment program for its portion of the Fund. The Board also considered the Adviser’s assessment of the nature, extent and quality of services provided by the Subadviser, including the Adviser’s statement that it is satisfied with the level of services provided by the Subadviser.

•
Voya. The Subadviser outperformed the Subadviser’s custom blended benchmark[3] index and the Fund’s secondary custom blended benchmark for the quarter-to-date, year-to-date and one-year period ended June 30, 2024 and outperformed the Fund’s benchmark index, the Bloomberg U.S. Universal Index, for all periods reviewed. Longer-term performance was not considered because the Subadviser began managing its portion of the Fund in June 2018. The Board noted the information provided regarding the Subadviser’s investment program for its portion of the Fund. The Board also considered the Adviser’s assessment of the nature, extent and quality of services provided by the Subadviser, including the Adviser’s statement that it is satisfied with the level of services provided by the Subadviser.

Wilshire International Equity Fund
•
Lazard. The Subadviser outperformed the Subadviser’s benchmark index, the MSCI ACWI ex USA Small Cap Index (Net), and the Fund’s benchmark index, the MSCI ACWI ex USA Investable Market Index (Net), for all periods reviewed. Longer-term performance was not considered because the Subadviser began managing its portion of the Fund in June 2019. The Board noted the information provided regarding the Subadviser’s investment program for its portion of the Fund. The Board also considered the Adviser’s assessment of the nature, extent and quality of services provided by the Subadviser, including the Adviser’s statement that it is satisfied with the level of services provided by the Subadviser.

•
LA Capital. The Subadviser outperformed the Subadviser’s benchmark index, the MSCI ACWI ex USA Index (Net), and the Fund’s benchmark index, the MSCI ACWI ex USA Investable Market Index (Net), for all periods reviewed. The Board noted the information provided regarding the Subadviser’s investment program for its portion of the Fund. The Board also considered the Adviser’s assessment of the nature, extent and quality of services provided by the Subadviser, including the Adviser’s statement that it is satisfied with the level of services provided by the Subadviser.

•
Pzena. The Subadviser outperformed the Subadviser’s benchmark index, the MSCI ACWI ex USA Value Index (Net), for the quarter-to-date, year-to-date and five-year periods ended June 30, 2024 and the Fund’s benchmark index, the MSCI ACWI ex USA Investable Market Index (Net), for the quarter-to-date, year-to-date, three-year and five-year periods ended June 30, 2024. Longer-term performance was not considered because the Subadviser began managing its portion of the Fund in June 2018. The Board noted the information provided regarding the Subadviser’s investment program for its portion of the Fund. The Board also considered the Adviser’s assessment of the nature, extent and quality of services provided by the Subadviser, including the Adviser’s statement that it is satisfied with the level of services provided by the Subadviser.

[3]
Voya’s custom blended benchmark was calculated by the Adviser and consists of 60% Bloomberg U.S. Universal Index, 20% Bloomberg US Corporate High Yield 2% Issuer Capped Bond Index and 20% S&P/LSTA Leveraged Loan Index.

202

Wilshire Mutual Funds, Inc.
Board Approval of Subadvisory Agreements(Continued)
•
Voya. With the exception of the three-year period ended June 30, 2024, the Subadviser outperformed the Subadviser’s benchmark index, the ICE BofA US Dollar 3-Month Deposit Bid Rate Constant Maturity (USD), for all periods reviewed. Longer-term performance was not considered because the Subadviser began managing its portion of the Fund in August 2020. The Board noted the information provided regarding the Subadviser’s investment program for its portion of the Fund. The Board also considered the Adviser’s assessment of the nature, extent and quality of services provided by the Subadviser, including the Adviser’s statement that it is satisfied with the level of services provided by the Subadviser.

•
WCM. The Subadviser outperformed the Subadviser’s benchmark index, the MSCI ACWI ex USA Growth Index (Net), and the Fund’s benchmark index, the MSCI ACWI ex USA Investable Market Index (Net), for all periods reviewed with the exception of the quarter-to-date period ended June 30, 2024. The Board noted the information provided regarding the Subadviser’s investment program for its portion of the Fund. The Board also considered the Adviser’s assessment of the nature, extent and quality of services provided by the Subadviser, including the Adviser’s statement that it is satisfied with the level of services provided by the Subadviser.

With respect to each Subadviser’s resources and the ability of the Subadviser to carry out its responsibilities under the applicable Subadvisory Agreement, the Board considered the information provided regarding the Subadviser’s financial condition and available resources.
After reviewing and considering the foregoing and related factors, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided, and expected to be provided, by each Subadviser to each Fund pursuant to the applicable Subadvisory Agreement.
Subadvisory Fees
The Board considered each Fund’s subadvisory fees. The Board evaluated the competitiveness of the subadvisory fees based upon information supplied by each Subadviser about the fees charged to other clients and information provided by the Adviser. The Board also considered that the subadvisory fee rates were negotiated at arm’s length between the Adviser and each Subadviser, that the Adviser compensates the Subadviser from its fees and that the aggregate advisory fee had been deemed reasonable by the Board.
With respect to the Subadvisers’ reported fees for other clients managed in the same investment style as the applicable Fund or portion thereof, in cases in which the fees charged to the Adviser by the Subadviser were higher than those charged to other clients, the Board reviewed the Subadviser’s explanation for the difference and determined that the fees charged to the Adviser were competitive.
Based upon all of the above, the Board determined that the subadvisory fees for each Fund were reasonable.
Profitability to the Subadvisers
The Board noted that the Adviser compensates each Subadviser from its own advisory fees and that the fees were negotiated at arm’s length between the Adviser and each Subadviser. In addition, the Board noted that the revenues to the Subadvisers were limited due to the current size of the Funds. The Board took these factors into consideration in concluding that the subadvisory fees were reasonable.
Economies of Scale
The Board considered whether there are economies of scale with respect to the subadvisory services provided to each Fund, and whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The Board also considered whether the effective subadvisory fee rate for each Fund under the Subadvisory Agreement is reasonable in relation to the asset size of such Fund. The Board concluded that the fee schedule for each Fund reflects an appropriate recognition of any economies of scale.
Fall-Out Benefits
The Board also considered the character and amount of other incidental benefits received by each Subadviser. The Board considered each Subadviser’s soft dollar practices, as applicable. The Board concluded that, taking into account the benefits arising from these practices, the fees charged under each Subadvisory Agreement were reasonable.

203

Wilshire Mutual Funds, Inc.
Board Approval of Subadvisory Agreements(Continued)
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Subadvisory Agreement are fair and reasonable, and that the approval of each Subadvisory Agreement is in the best interests of each Fund.

204

Wilshire Mutual Funds, Inc.
Board Approval of Subadvisory Agreement
On November 19, 2024, the Board of Directors (the “Board” and each individually, a “Director”) of Wilshire Mutual Funds, Inc. (the “Company”) approved a new subadvisory agreement (the “Subadvisory Agreement”) between Wilshire Advisors LLC (“Wilshire” or the “Adviser”) and Lord, Abbett & Co. LLC (the “Subadviser”) with respect to the Small Company Growth Portfolio (the “Fund”).
At the meeting on November 19, 2024, in connection with the review of Wilshire’s proposed Subadvisory Agreement with the Subadviser, the Board evaluated information provided by Wilshire and the Subadviser in accordance with Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”).
The information that follows outlines the Board’s considerations associated with its approval of the Subadvisory Agreement. In connection with its deliberations regarding the approval of this relationship, the Board considered such information and factors as it believed to be relevant. As described below, the Board considered the nature, extent and quality of the services to be performed by the Subadviser under the proposed subadvisory arrangement; comparative fees as provided by the Subadviser; the profits to be realized by the Subadviser; the extent to which the Subadviser would realize economies of scale as the Fund grows; and whether any fall-out benefits would be realized by the Subadviser. In considering these matters, the Board was advised with respect to relevant legal standards by independent legal counsel. In addition, the Directors who are not “interested persons” of the Company as defined in the 1940 Act (the “Independent Directors”) discussed the approval of the Subadvisory Agreement with management and in private sessions with independent legal counsel at which no representatives of the Subadviser were present.
As required by the 1940 Act, each approval was confirmed by a separate vote of the Independent Directors. As part of its review process, the Independent Directors were represented by independent legal counsel (“Independent Legal Counsel”), from whom the Independent Directors received separate legal advice and with whom they met separately. Independent Legal Counsel reviewed and discussed with the Independent Directors various key aspects of the Directors’ legal responsibilities relating to the proposed approval of the Subadvisory Agreement, and advised the Independent Directors of the relevant legal standards. In deciding to approve the Subadvisory Agreement, the Board did not identify any single factor as controlling and this summary does not describe all of the matters considered. However, the Board concluded that each of the various factors referred to below favored such approval.
Information Received
The Board, including the Independent Directors, considered the approval of the Subadvisory Agreement at the Board’s November 19, 2024 meeting. The Directors received information from the Adviser regarding the factors underlying its recommendation to approve the Subadvisory Agreement. The Directors also received information from the Subadviser describing: (i) the nature, extent and quality of services to be provided; (ii) the financial condition of the Subadviser; (iii) the extent to which economies of scale may be realized as the Fund grows; (iv) whether fee levels reflect any possible economies of scale for the benefit of the Fund’s shareholders; (v) comparisons of services rendered and amounts paid by any comparable advisory clients; and (vi) benefits to be realized by the Subadviser from its relationship with the Fund. The Independent Directors also received a memorandum from Independent Legal Counsel describing their duties in connection with advisory contract proposals, and they were assisted in their review by Independent Legal Counsel. Based upon its evaluation of all materials provided and its determination that it had received sufficient information to make an informed business decision with respect to the Subadvisory Agreement, the Board concluded that it was in the best interests of the Fund to approve the Subadvisory Agreement.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services to be provided under the Subadvisory Agreement. The Board considered the firm’s overall reputation, the qualifications and background of the Subadviser, its financial condition, the investment approach and methodologies of the Subadviser, the experience and skills of investment personnel to be responsible for the day-to-day management of the portion of the Fund, and the resources made available to such personnel, as well as information regarding how the Subadviser compensates such personnel. The Board also considered information regarding the Subadviser’s disaster recovery, including cybersecurity risk mitigation, and policies with respect to portfolio execution, trading, liquidity risk management oversight and proxy voting. The Board noted that it had received a copy of each Subadviser’s Form ADV, including the brochure (Part 2A), which provides additional information about other products the firm manages and the ownership structure of the firm, among other things. In addition, the Board considered the analysis provided by the Adviser, including the metrics used by the Adviser

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Wilshire Mutual Funds, Inc.
Board Approval of Subadvisory Agreement(Continued)
to evaluate the Subadviser, which concluded that the Subadviser would provide reasonable services and had reasonable compliance policies and procedures in place. Also important to the Board’s analysis was the Adviser’s recommendation that the Subadvisory Agreement Fund be approved.
As part of its evaluation, the Board considered the assessment of the Subadviser’s performance made by the Investment Committee (which is comprised solely of Independent Directors), which also met on November 19, 2024 to review information from the Adviser regarding the process for selecting and recommending the Subadviser. The Investment Committee also received a presentation from representatives of the Subadviser at that meeting.
In connection with its evaluation of the quality of services to be provided by the Subadviser, the Board reviewed information comparing the Subadviser’s annualized net investment performance for managing investment products with a micro cap growth investment strategy similar to the one to be employed by the Subadviser for the Fund to the Russell Microcap Growth Index for the one-, three-, five- and ten-year periods ended September 30, 2024. The Board noted that the Subadviser outperformed the Russell Microcap Growth Index for the one-, three-, five- and ten-year periods.
After reviewing and considering the foregoing and related factors, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services expected to be provided by the Subadviser to the Fund pursuant to the Subadvisory Agreement.
Subadvisory Fee
The Board considered the Subadviser’s proposed subadvisory fee. The Board evaluated the competitiveness of the subadvisory fee based upon data supplied by the Subadviser about the fees charged to other clients. The Board also considered that the subadvisory fee rate was negotiated at arm’s length between the Adviser and the Subadviser, that the Adviser compensates the Subadviser from its fees and that the aggregate advisory fee had been deemed reasonable by the Board. As part of its evaluation of the Subadviser’s fee, the Board noted that the Subadviser indicated that it did not charge a lower fee to any other similarly managed fund.
Based upon all of the above, the Board determined that the subadvisory fee was reasonable.
Profitability to the Subadviser
The Board noted that the Adviser compensates the Subadviser from its own advisory fees and that the subadvisory fee was negotiated at arm’s length between the Adviser and the Subadviser. In addition, the Board noted that the revenues to the Subadviser would be limited due to the current size of the Fund. The Board took these factors into consideration in concluding that the subadvisory fee was reasonable.
Economies of Scale
The Board considered whether there may be economies of scale with respect to the subadvisory services to be provided to the Fund and whether the subadvisory fee reflects such economies of scale through breakpoints in fees. The Board also considered whether the subadvisory fee rate under the Subadvisory Agreement is reasonable in relation to the asset size of the Fund. The Board concluded that the fee schedule under the Subadvisory Agreement reflects an appropriate recognition of any economies of scale.
Fall-Out Benefits
The Board also considered the character and amount of other incidental benefits to be received by the Subadviser. The Board considered the Subadviser’s soft dollar practices. The Board concluded that, taking into account any such other benefits, the subadvisory fee to be charged under the Subadvisory Agreement was reasonable.
Conclusion
Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Subadvisory Agreement are fair and reasonable and that the approval of the Subadvisory Agreement is in the best interests of the Fund.

206

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to open-end investment companies.

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Mutual Funds, Inc.

By (Signature and Title)*	/s/ Jason A. Schwarz
Jason A. Schwarz
President and Principal Executive Officer

Date	3/10/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jason A Schwarz
Jason A Schwarz President and Principal Executive Officer

Date	3/10/2025

By (Signature and Title)*	/s/ Michael Wauters
Michael Wauters Treasurer, Principal Financial Officer, and Principal Accounting Officer

Date	3/10/2025

* Print the name and title of each signing officer under his or her signature.